UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4707

Fidelity Advisor Series II
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	February 29, 2012

Item 1. Reports to Stockholders

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Intermediate Bond

Fund - Class A, Class T, Class B
and Class C

Semiannual Report

February 29, 2012

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2011 to February 29, 2012).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value September 1, 2011	Ending Account Value February 29, 2012	Expenses Paid During Period * September 1, 2011 to February 29, 2012
Class A	.84%
Actual		$ 1,000.00	$ 1,016.70	$ 4.21
HypotheticalA		$ 1,000.00	$ 1,020.69	$ 4.22
Class T	.81%
Actual		$ 1,000.00	$ 1,017.80	$ 4.06
HypotheticalA		$ 1,000.00	$ 1,020.84	$ 4.07
Class B	1.57%
Actual		$ 1,000.00	$ 1,014.00	$ 7.86
HypotheticalA		$ 1,000.00	$ 1,017.06	$ 7.87
Class C	1.58%
Actual		$ 1,000.00	$ 1,013.90	$ 7.91
HypotheticalA		$ 1,000.00	$ 1,017.01	$ 7.92
Institutional Class	.59%
Actual		$ 1,000.00	$ 1,017.90	$ 2.96
HypotheticalA		$ 1,000.00	$ 1,021.93	$ 2.97

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Semiannual Report

Investment Changes (Unaudited)

Quality Diversification (% of fund's net assets)
As of February 29, 2012	As of August 31, 2011
U.S. Government and U.S. Government Agency Obligations† 46.2%	U.S. Government and U.S. Government Agency Obligations† 45.5%
AAA 14.0%	AAA 14.0%
AA 7.1%	AA 7.6%
A 9.3%	A 10.2%
BBB 19.2%	BBB 17.5%
BB and Below 2.3%	BB and Below 3.1%
Not Rated 0.2%	Not Rated 0.3%
Short-Term Investments and Net Other Assets 1.7%	Short-Term Investments and Net Other Assets 1.8%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Securities rated BB or below were rated investment grade at the time of acquisition. The information in the above table is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's fixed-income central funds.

Weighted Average Maturity as of February 29, 2012
6 months ago
Years	4.6	4.6

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of February 29, 2012
6 months ago
Years	3.9	3.8

Duration estimates how much a bond fund's price will change with a change in comparable interest rates. If rates rise 1%, for example, a fund with a 5-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example. Duration takes into account any call or put option embedded in the bonds.

Asset Allocation (% of fund's net assets)
As of February 29, 2012 *		As of August 31, 2011 **
	Corporate Bonds 35.2%		Corporate Bonds 35.4%
	U.S. Government and U.S. Government Agency Obligations† 46.2%		U.S. Government and U.S. Government Agency Obligations† 45.5%
	Asset-Backed Securities 9.0%		Asset-Backed Securities 8.2%
	CMOs and Other Mortgage Related Securities 6.2%		CMOs and Other Mortgage Related Securities 7.5%
	Municipal Bonds 0.4%		Municipal Bonds 0.4%
	Other Investments 1.3%		Other Investments 1.2%
	Short-Term Investments and Net Other Assets 1.7%		Short-Term Investments and Net Other Assets 1.8%
* Foreign investments	9.3%	** Foreign investments	9.4%

* Futures and Swaps	0.0%	** Futures and Swaps	0.0%
† Includes NCUA Guaranteed Notes.

The information in the above table is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's fixed-income central funds. A holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investments in underlying non-money market Fidelity Central Funds is available at advisor.fidelity.com.

Semiannual Report

Investments February 29, 2012 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 34.5%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 3.1%
Auto Components - 0.2%
DaimlerChrysler NA Holding Corp. 6.5% 11/15/13	$ 1,121,000	$ 1,223,297
Automobiles - 0.3%
Daimler Finance North America LLC 1.95% 3/28/14 (c)	790,000	796,391
Volkswagen International Finance NV 1.875% 4/1/14 (c)	1,180,000	1,192,831
		1,989,222
Diversified Consumer Services - 0.1%
Yale University 2.9% 10/15/14	530,000	562,669
Media - 1.9%
Comcast Corp.:
4.95% 6/15/16	326,000	368,491
5.15% 3/1/20	693,000	812,046
5.7% 5/15/18	42,000	49,609
COX Communications, Inc. 4.625% 6/1/13	674,000	706,475
Discovery Communications LLC:
3.7% 6/1/15	875,000	937,977
5.05% 6/1/20	322,000	369,070
NBCUniversal Media LLC:
3.65% 4/30/15	66,000	70,801
5.15% 4/30/20	1,000,000	1,155,921
News America, Inc.:
5.3% 12/15/14	132,000	146,544
6.9% 3/1/19	750,000	912,016
Time Warner Cable, Inc.:
5.4% 7/2/12	425,000	431,509
5.85% 5/1/17	996,000	1,172,133
6.2% 7/1/13	404,000	432,625
6.75% 7/1/18	1,141,000	1,402,506
Time Warner, Inc.:
3.15% 7/15/15	24,000	25,490
4.875% 3/15/20	731,000	821,974
5.875% 11/15/16	685,000	810,028
Viacom, Inc.:
3.5% 4/1/17	455,000	488,397
6.125% 10/5/17	679,000	809,551
		11,923,163
Multiline Retail - 0.2%
Target Corp. 3.875% 7/15/20	1,000,000	1,103,063
Nonconvertible Bonds - continued
	Principal Amount	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - 0.4%
Home Depot, Inc. 4.4% 4/1/21	$ 610,000	$ 699,227
Lowe's Companies, Inc. 4.625% 4/15/20	750,000	845,144
Staples, Inc. 7.375% 10/1/12	1,352,000	1,402,362
		2,946,733
TOTAL CONSUMER DISCRETIONARY		19,748,147
CONSUMER STAPLES - 2.1%
Beverages - 1.0%
Anheuser-Busch InBev Worldwide, Inc.:
1.5% 7/14/14	551,000	559,719
2.5% 3/26/13	1,453,000	1,482,994
5.375% 11/15/14	111,000	124,189
FBG Finance Ltd. 5.125% 6/15/15 (c)	510,000	562,560
Fortune Brands, Inc.:
5.375% 1/15/16	466,000	517,327
6.375% 6/15/14	272,000	300,277
PepsiCo, Inc. 7.9% 11/1/18	815,000	1,111,882
SABMiller Holdings, Inc. 2.45% 1/15/17 (c)	1,280,000	1,305,229
The Coca-Cola Co. 3.15% 11/15/20	80,000	85,128
		6,049,305
Food & Staples Retailing - 0.2%
CVS Caremark Corp. 4.125% 5/15/21	620,000	681,890
Wal-Mart Stores, Inc. 2.25% 7/8/15	820,000	858,072
		1,539,962
Food Products - 0.3%
Cargill, Inc. 6% 11/27/17 (c)	106,000	125,543
General Mills, Inc. 5.2% 3/17/15	650,000	727,053
Kraft Foods, Inc.:
5.375% 2/10/20	660,000	769,328
6.5% 8/11/17	140,000	169,932
6.75% 2/19/14	82,000	90,920
		1,882,776
Tobacco - 0.6%
Altria Group, Inc.:
8.5% 11/10/13	30,000	33,712
9.7% 11/10/18	1,342,000	1,826,804
Nonconvertible Bonds - continued
	Principal Amount	Value
CONSUMER STAPLES - continued
Tobacco - continued
Philip Morris International, Inc. 4.5% 3/26/20	$ 1,000,000	$ 1,131,028
Reynolds American, Inc. 6.75% 6/15/17	513,000	611,139
		3,602,683
TOTAL CONSUMER STAPLES		13,074,726
ENERGY - 4.4%
Energy Equipment & Services - 0.7%
DCP Midstream LLC 5.35% 3/15/20 (c)	633,000	698,902
El Paso Pipeline Partners Operating Co. LLC 6.5% 4/1/20	768,000	855,523
Halliburton Co. 6.15% 9/15/19	425,000	515,212
Noble Holding International Ltd.:
2.5% 3/15/17	262,000	264,568
3.45% 8/1/15	58,000	60,661
Transocean, Inc. 5.05% 12/15/16	417,000	456,280
Weatherford International Ltd.:
4.95% 10/15/13	303,000	318,915
5.15% 3/15/13	1,469,000	1,519,722
		4,689,783
Oil, Gas & Consumable Fuels - 3.7%
Anadarko Petroleum Corp.:
5.95% 9/15/16	45,000	52,104
6.375% 9/15/17	555,000	666,274
BG Energy Capital PLC 2.875% 10/15/16 (c)	620,000	643,164
Canadian Natural Resources Ltd. 5.15% 2/1/13	781,000	812,748
Cenovus Energy, Inc. 5.7% 10/15/19	650,000	782,784
Duke Capital LLC 6.25% 2/15/13	151,000	158,439
Duke Energy Field Services 5.375% 10/15/15 (c)	212,000	229,931
El Paso Natural Gas Co. 5.95% 4/15/17	21,000	23,313
Enbridge Energy Partners LP 4.2% 9/15/21	615,000	656,247
Encana Holdings Finance Corp. 5.8% 5/1/14	502,000	544,689
Enterprise Products Operating LP:
4.05% 2/15/22	610,000	646,859
4.6% 8/1/12	706,000	717,153
5.6% 10/15/14	339,000	373,526
5.65% 4/1/13	105,000	110,181
EQT Corp. 4.875% 11/15/21	276,000	282,274
Gulf South Pipeline Co. LP 5.75% 8/15/12 (c)	671,000	682,250
Gulfstream Natural Gas System LLC 6.95% 6/1/16 (c)	20,000	23,146
Nonconvertible Bonds - continued
	Principal Amount	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Marathon Petroleum Corp. 3.5% 3/1/16	$ 875,000	$ 907,279
Midcontinent Express Pipeline LLC 5.45% 9/15/14 (c)	877,000	908,319
Nexen, Inc.:
5.2% 3/10/15	158,000	171,518
6.2% 7/30/19	55,000	65,315
NGPL PipeCo LLC 6.514% 12/15/12 (c)	397,000	383,377
Petro-Canada 6.05% 5/15/18	326,000	394,683
Petrobras International Finance Co. Ltd.:
2.875% 2/6/15	630,000	644,049
5.75% 1/20/20	816,000	897,600
7.875% 3/15/19	647,000	795,810
Petroleos Mexicanos:
4.875% 1/24/22 (c)	700,000	731,500
6% 3/5/20	59,000	67,113
Plains All American Pipeline LP/PAA Finance Corp.:
3.95% 9/15/15	375,000	398,232
4.25% 9/1/12	1,045,000	1,060,337
5.75% 1/15/20	962,000	1,114,528
Ras Laffan Liquefied Natural Gas Co. Ltd. III:
4.5% 9/30/12 (c)	329,000	333,935
5.832% 9/30/16 (c)	209,466	225,176
Rockies Express Pipeline LLC 6.25% 7/15/13 (c)	473,000	482,460
Southeast Supply Header LLC 4.85% 8/15/14 (c)	862,000	914,560
Spectra Energy Capital, LLC 5.65% 3/1/20	28,000	31,994
Suncor Energy, Inc. 6.1% 6/1/18	944,000	1,151,828
Texas Eastern Transmission LP 6% 9/15/17 (c)	1,096,000	1,270,068
TransCapitalInvest Ltd. 5.67% 3/5/14 (c)	489,000	517,118
Transcontinental Gas Pipe Line Corp. 6.4% 4/15/16	394,000	458,322
Western Gas Partners LP 5.375% 6/1/21	600,000	640,218
XTO Energy, Inc.:
4.9% 2/1/14	777,000	837,305
5% 1/31/15	264,000	295,330
5.65% 4/1/16	181,000	213,612
		23,316,668
TOTAL ENERGY		28,006,451
FINANCIALS - 16.6%
Capital Markets - 2.0%
Bear Stearns Companies, Inc. 5.3% 10/30/15	374,000	414,913
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Capital Markets - continued
BlackRock, Inc. 4.25% 5/24/21	$ 650,000	$ 704,579
Goldman Sachs Group, Inc.:
3.7% 8/1/15	712,000	726,199
5.25% 7/27/21	750,000	751,005
5.95% 1/18/18	1,693,000	1,829,889
6.15% 4/1/18	402,000	435,731
Lazard Group LLC:
6.85% 6/15/17	669,000	727,275
7.125% 5/15/15	239,000	257,606
Merrill Lynch & Co., Inc.:
6.4% 8/28/17	40,000	42,123
6.875% 4/25/18	726,000	790,263
Morgan Stanley:
4.1% 1/26/15	1,320,000	1,322,167
4.75% 4/1/14	138,000	139,621
5.45% 1/9/17	200,000	205,790
5.625% 9/23/19	112,000	111,955
5.75% 1/25/21	647,000	641,151
5.95% 12/28/17	383,000	397,765
6% 4/28/15	130,000	136,949
7.3% 5/13/19	603,000	650,674
Royal Bank of Scotland PLC 4.875% 8/25/14 (c)	1,200,000	1,237,849
The Bank of New York Mellon Corp. 2.4% 1/17/17	1,250,000	1,284,125
		12,807,629
Commercial Banks - 4.8%
ANZ Banking Group Ltd. 2.125% 1/10/14 (c)	740,000	745,002
Bank of Montreal 2.5% 1/11/17	640,000	653,164
Barclays Bank PLC 2.375% 1/13/14	1,680,000	1,682,223
BNP Paribas 2.125% 12/21/12	380,000	381,047
Comerica, Inc. 3% 9/16/15	2,000	2,071
Commonwealth Bank of Australia 2.9% 9/17/14 (c)	3,000,000	3,136,767
Credit Suisse New York Branch 6% 2/15/18	1,605,000	1,690,648
Danske Bank A/S 3.875% 4/14/16 (c)	910,000	893,128
DBS Bank Ltd. (Singapore) 0.7176% 5/16/17 (c)(f)	846,000	841,770
Fifth Third Bancorp:
3.625% 1/25/16	361,000	381,422
4.5% 6/1/18	63,000	65,277
8.25% 3/1/38	68,000	87,098
Fifth Third Bank 4.75% 2/1/15	308,000	324,923
Fifth Third Capital Trust IV 6.5% 4/15/67 (f)	7,000	6,948
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Commercial Banks - continued
First Niagara Financial Group, Inc. 6.75% 3/19/20	$ 625,000	$ 680,226
HBOS PLC 6.75% 5/21/18 (c)	509,000	457,383
HSBC Holdings PLC 5.1% 4/5/21	610,000	667,422
Huntington Bancshares, Inc. 7% 12/15/20	180,000	203,518
ING Bank NV 2.65% 1/14/13 (c)	1,310,000	1,312,227
JPMorgan Chase Bank 6% 10/1/17	1,762,000	1,977,323
KeyBank NA 5.8% 7/1/14	801,000	866,834
KeyCorp. 5.1% 3/24/21	622,000	675,935
Marshall & Ilsley Bank:
5% 1/17/17	778,000	830,778
5.25% 9/4/12	6,000	6,128
PNC Funding Corp. 3.625% 2/8/15	717,000	766,225
Rabobank (Netherlands) NV 1.85% 1/10/14	1,998,000	2,012,829
Regions Bank 7.5% 5/15/18	250,000	272,500
Regions Financial Corp.:
0.7438% 6/26/12 (f)	31,000	30,974
5.75% 6/15/15	4,000	4,088
7.75% 11/10/14	20,000	21,354
SunTrust Banks, Inc. 3.6% 4/15/16	525,000	544,254
Svenska Handelsbanken AB 2.875% 9/14/12 (c)	2,245,000	2,269,861
The Toronto Dominion Bank 2.375% 10/19/16	1,230,000	1,268,297
UnionBanCal Corp. 5.25% 12/16/13	115,000	119,142
Wachovia Bank NA 4.875% 2/1/15	283,000	306,117
Wachovia Corp. 5.625% 10/15/16	590,000	663,188
Wells Fargo & Co.:
1.25% 2/13/15	2,229,000	2,224,640
3.676% 6/15/16	620,000	664,464
Westpac Banking Corp. 1.85% 12/9/13	687,000	693,851
		30,431,046
Consumer Finance - 2.1%
American Express Credit Corp. 2.75% 9/15/15	2,160,000	2,247,283
American Honda Finance Corp. 2.375% 3/18/13 (c)	300,000	305,351
Capital One Financial Corp.:
2.125% 7/15/14	1,309,000	1,312,410
3.15% 7/15/16	605,000	618,071
7.375% 5/23/14	232,000	258,194
Discover Financial Services:
6.45% 6/12/17	399,000	438,007
10.25% 7/15/19	54,000	68,855
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Consumer Finance - continued
General Electric Capital Corp.:
2.1% 1/7/14	$ 177,000	$ 180,535
2.15% 1/9/15	936,000	960,310
2.25% 11/9/15	886,000	911,352
2.9% 1/9/17	640,000	668,510
2.95% 5/9/16	255,000	266,726
3.35% 10/17/16	610,000	650,804
3.5% 6/29/15	1,263,000	1,345,766
5.4% 9/20/13	887,000	946,258
6.375% 11/15/67 (f)	1,275,000	1,294,125
HSBC USA, Inc. 2.375% 2/13/15	511,000	518,226
		12,990,783
Diversified Financial Services - 3.1%
Bank of America Corp:
4.5% 4/1/15	1,230,000	1,248,718
5.75% 12/1/17	1,150,000	1,204,025
5.875% 1/5/21	980,000	1,031,187
BB&T Corp. 2.05% 4/28/14	750,000	765,256
BP Capital Markets PLC:
2.248% 11/1/16	620,000	641,000
3.125% 10/1/15	60,000	64,249
3.2% 3/11/16	610,000	651,950
Capital One Capital V 10.25% 8/15/39	140,000	145,950
Citigroup, Inc.:
3.953% 6/15/16	610,000	630,624
4.75% 5/19/15	1,605,000	1,700,862
5.125% 5/5/14	239,000	252,086
6.125% 5/15/18	38,000	42,451
6.5% 8/19/13	2,950,000	3,126,059
Deutsche Bank AG London Branch 2.375% 1/11/13	1,320,000	1,330,545
JPMorgan Chase & Co.:
3.15% 7/5/16	600,000	617,854
3.4% 6/24/15	2,482,000	2,611,352
4.5% 1/24/22	640,000	679,811
5.4% 1/6/42	266,000	286,931
TECO Finance, Inc.:
4% 3/15/16	171,000	180,958
5.15% 3/15/20	252,000	283,110
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Diversified Financial Services - continued
USAA Capital Corp. 3.5% 7/17/14 (c)	$ 932,000	$ 976,744
Whirlpool Corp. 8% 5/1/12	710,000	717,523
ZFS Finance USA Trust IV 5.875% 5/9/62 (c)(f)	527,000	513,825
		19,703,070
Insurance - 2.0%
American International Group, Inc. 4.25% 9/15/14	970,000	1,004,063
Aon Corp.:
3.5% 9/30/15	911,000	952,454
5% 9/30/20	600,000	671,733
Assurant, Inc. 5.625% 2/15/14	332,000	351,560
Axis Capital Holdings Ltd. 5.75% 12/1/14	84,000	89,340
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (c)(f)	259,000	257,058
Hartford Financial Services Group, Inc. 5.375% 3/15/17	18,000	18,724
Liberty Mutual Group, Inc.:
5% 6/1/21 (c)	599,000	597,595
6.5% 3/15/35 (c)	104,000	109,174
Marsh & McLennan Companies, Inc. 4.8% 7/15/21	361,000	402,379
MetLife, Inc.:
2.375% 2/6/14	876,000	899,668
5% 6/15/15	175,000	193,816
Metropolitan Life Global Funding I 2.5% 9/29/15 (c)	750,000	770,202
Monumental Global Funding III 5.5% 4/22/13 (c)	382,000	398,174
New York Life Global Funding 2.25% 12/14/12 (c)	650,000	658,506
Northwestern Mutual Life Insurance Co. 6.063% 3/30/40 (c)	48,000	59,224
Pacific Life Global Funding 5.15% 4/15/13 (c)	1,218,000	1,274,381
Pacific LifeCorp 6% 2/10/20 (c)	51,000	55,765
Prudential Financial, Inc.:
3.625% 9/17/12	643,000	652,654
4.5% 11/15/20	700,000	744,973
5.15% 1/15/13	73,000	75,695
5.4% 6/13/35	68,000	69,864
QBE Insurance Group Ltd. 5.647% 7/1/23 (c)(f)	29,000	26,222
Symetra Financial Corp. 6.125% 4/1/16 (c)	892,000	912,962
Unum Group:
5.625% 9/15/20	370,000	392,986
7.125% 9/30/16	704,000	805,380
		12,444,552
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Real Estate Investment Trusts - 0.7%
Alexandria Real Estate Equities, Inc. 4.6% 4/1/22	$ 189,000	$ 191,217
AvalonBay Communities, Inc. 4.95% 3/15/13	55,000	56,841
BRE Properties, Inc. 5.5% 3/15/17	61,000	66,809
Camden Property Trust:
5.375% 12/15/13	326,000	339,573
5.875% 11/30/12	102,000	104,479
Developers Diversified Realty Corp.:
4.75% 4/15/18	290,000	297,688
5.375% 10/15/12	225,000	227,167
7.5% 4/1/17	389,000	437,219
Duke Realty LP:
4.625% 5/15/13	122,000	125,977
5.875% 8/15/12	86,000	87,372
Equity One, Inc.:
6% 9/15/17	131,000	140,706
6.25% 12/15/14	62,000	66,983
6.25% 1/15/17	74,000	80,190
Federal Realty Investment Trust:
5.4% 12/1/13	85,000	89,761
5.9% 4/1/20	5,000	5,638
6% 7/15/12	509,000	517,015
6.2% 1/15/17	94,000	106,363
HRPT Properties Trust:
5.75% 11/1/15	211,000	220,634
6.25% 6/15/17	186,000	198,677
6.65% 1/15/18	95,000	102,262
UDR, Inc. 5.5% 4/1/14	1,107,000	1,163,291
Washington (REIT) 5.25% 1/15/14	30,000	31,445
		4,657,307
Real Estate Management & Development - 1.9%
AMB Property LP 5.9% 8/15/13	389,000	400,914
BioMed Realty LP:
3.85% 4/15/16	1,000,000	1,029,027
6.125% 4/15/20	6,000	6,734
Brandywine Operating Partnership LP:
5.7% 5/1/17	369,000	383,607
5.75% 4/1/12	371,000	371,715
Colonial Properties Trust 6.875% 8/15/12	107,000	108,574
Duke Realty LP:
5.4% 8/15/14	498,000	531,530
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Real Estate Management & Development - continued
Duke Realty LP: - continued
6.25% 5/15/13	$ 1,166,000	$ 1,226,353
6.75% 3/15/20	35,000	40,689
8.25% 8/15/19	7,000	8,704
ERP Operating LP:
4.625% 12/15/21	630,000	674,802
4.75% 7/15/20	446,000	478,372
5.375% 8/1/16	240,000	267,421
5.5% 10/1/12	384,000	394,029
5.75% 6/15/17	1,003,000	1,140,785
Liberty Property LP:
4.75% 10/1/20	455,000	470,163
5.125% 3/2/15	170,000	180,273
5.5% 12/15/16	260,000	284,813
6.625% 10/1/17	582,000	666,298
Mack-Cali Realty LP 7.75% 8/15/19	64,000	78,023
Post Apartment Homes LP 6.3% 6/1/13	571,000	593,354
Prime Property Funding, Inc.:
5.125% 6/1/15 (c)	189,000	192,385
5.35% 4/15/12 (c)	101,000	101,169
5.5% 1/15/14 (c)	144,000	147,393
5.7% 4/15/17 (c)	295,000	302,565
Regency Centers LP:
4.95% 4/15/14	92,000	96,409
5.25% 8/1/15	322,000	346,708
5.875% 6/15/17	160,000	178,795
Simon Property Group LP:
2.8% 1/30/17	142,000	147,664
4.2% 2/1/15	234,000	249,565
5.3% 5/30/13	12,000	12,488
Tanger Properties LP:
6.125% 6/1/20	606,000	690,067
6.15% 11/15/15	115,000	128,908
		11,930,296
TOTAL FINANCIALS		104,964,683
Nonconvertible Bonds - continued
	Principal Amount	Value
HEALTH CARE - 1.2%
Biotechnology - 0.1%
Amgen, Inc. 5.85% 6/1/17	$ 446,000	$ 525,588
Celgene Corp. 2.45% 10/15/15	56,000	57,528
		583,116
Health Care Equipment & Supplies - 0.1%
Medtronic, Inc. 4.45% 3/15/20	670,000	765,486
Health Care Providers & Services - 0.8%
Coventry Health Care, Inc.:
5.95% 3/15/17	264,000	299,408
6.3% 8/15/14	546,000	597,602
Express Scripts, Inc.:
3.125% 5/15/16	555,000	573,827
5.25% 6/15/12	505,000	511,071
6.25% 6/15/14	299,000	329,253
Medco Health Solutions, Inc. 2.75% 9/15/15	1,108,000	1,122,239
UnitedHealth Group, Inc. 3.875% 10/15/20	759,000	825,211
WellPoint, Inc. 4.35% 8/15/20	760,000	831,217
		5,089,828
Pharmaceuticals - 0.2%
Merck & Co., Inc. 5% 6/30/19	348,000	416,807
Teva Pharmaceutical Finance II BV/Teva Pharmaceutical Finance III LLC 3% 6/15/15	1,000,000	1,060,395
Watson Pharmaceuticals, Inc. 5% 8/15/14	66,000	70,470
		1,547,672
TOTAL HEALTH CARE		7,986,102
INDUSTRIALS - 0.4%
Aerospace & Defense - 0.0%
BAE Systems Holdings, Inc. 4.95% 6/1/14 (c)	53,000	55,926
Airlines - 0.2%
Continental Airlines, Inc.:
6.648% 3/15/19	452,323	474,940
6.795% 2/2/20	20,196	20,347
6.9% 7/2/19	119,701	127,481
U.S. Airways pass-thru trust certificates:
6.85% 1/30/18	248,089	250,570
8.36% 1/20/19	200,700	203,710
		1,077,048
Nonconvertible Bonds - continued
	Principal Amount	Value
INDUSTRIALS - continued
Industrial Conglomerates - 0.1%
Covidien International Finance SA 6% 10/15/17	$ 442,000	$ 535,336
Road & Rail - 0.1%
Burlington Northern Santa Fe LLC 3.45% 9/15/21	600,000	622,672
TOTAL INDUSTRIALS		2,290,982
INFORMATION TECHNOLOGY - 0.9%
Computers & Peripherals - 0.1%
Hewlett-Packard Co. 2.625% 12/9/14	630,000	653,240
Electronic Equipment & Components - 0.3%
Tyco Electronics Group SA:
5.95% 1/15/14	526,000	564,248
6% 10/1/12	673,000	693,582
6.55% 10/1/17	356,000	420,557
		1,678,387
Office Electronics - 0.3%
Xerox Corp. 4.25% 2/15/15	2,064,000	2,198,082
Software - 0.2%
Oracle Corp. 3.875% 7/15/20	1,000,000	1,120,692
TOTAL INFORMATION TECHNOLOGY		5,650,401
MATERIALS - 1.1%
Chemicals - 0.4%
Dow Chemical Co.:
4.125% 11/15/21	594,000	631,943
4.25% 11/15/20	321,000	343,597
4.85% 8/15/12	1,481,000	1,507,208
7.6% 5/15/14	80,000	90,921
		2,573,669
Construction Materials - 0.1%
CRH America, Inc. 6% 9/30/16	319,000	347,867
Metals & Mining - 0.6%
Anglo American Capital PLC:
2.15% 9/27/13 (c)	1,000,000	997,691
9.375% 4/8/14 (c)	459,000	527,981
9.375% 4/8/19 (c)	630,000	815,507
ArcelorMittal SA 3.75% 3/1/16	166,000	166,537
Nonconvertible Bonds - continued
	Principal Amount	Value
MATERIALS - continued
Metals & Mining - continued
Corporacion Nacional del Cobre de Chile (Codelco):
3.875% 11/3/21 (c)	$ 630,000	$ 645,561
6.375% 11/30/12 (c)	302,000	312,204
Vale Overseas Ltd. 6.25% 1/23/17	403,000	465,395
		3,930,876
TOTAL MATERIALS		6,852,412
TELECOMMUNICATION SERVICES - 2.0%
Diversified Telecommunication Services - 1.4%
AT&T Broadband Corp. 8.375% 3/15/13	390,000	420,491
AT&T, Inc.:
2.5% 8/15/15	562,000	587,199
6.7% 11/15/13	177,000	194,693
CenturyLink, Inc. 6.15% 9/15/19	592,000	621,730
Deutsche Telekom International Financial BV:
3.125% 4/11/16 (c)	923,000	956,580
5.25% 7/22/13	370,000	389,399
France Telecom SA 2.125% 9/16/15	220,000	223,812
Qwest Corp. 3.7963% 6/15/13 (f)	1,080,000	1,098,900
SBC Communications, Inc. 5.1% 9/15/14	950,000	1,050,730
Telefonica Emisiones SAU:
3.729% 4/27/15	1,278,000	1,283,990
6.421% 6/20/16	234,000	252,084
Verizon Communications, Inc.:
2% 11/1/16	1,279,000	1,307,527
3% 4/1/16	621,000	662,686
		9,049,821
Wireless Telecommunication Services - 0.6%
America Movil SAB de CV:
2.375% 9/8/16	646,000	659,704
3.625% 3/30/15	600,000	633,000
DIRECTV Holdings LLC/DIRECTV Financing, Inc.:
4.75% 10/1/14	1,360,000	1,481,882
5.875% 10/1/19	34,000	39,548
Nonconvertible Bonds - continued
	Principal Amount	Value
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
Vodafone Group PLC:
4.15% 6/10/14	$ 346,000	$ 370,728
5% 12/16/13	398,000	427,114
		3,611,976
TOTAL TELECOMMUNICATION SERVICES		12,661,797
UTILITIES - 2.7%
Electric Utilities - 1.6%
Ameren Illinois Co. 6.125% 11/15/17	62,000	70,258
AmerenUE 6.4% 6/15/17	519,000	624,968
Cleveland Electric Illuminating Co. 5.65% 12/15/13	714,000	763,800
Commonwealth Edison Co. 4% 8/1/20	600,000	654,473
Duquesne Light Holdings, Inc. 6.4% 9/15/20 (c)	48,000	51,820
Edison International 3.75% 9/15/17	431,000	458,147
EDP Finance BV:
4.9% 10/1/19 (c)	200,000	157,740
5.375% 11/2/12 (c)	1,001,000	999,499
Exelon Corp. 4.9% 6/15/15	415,000	452,049
FirstEnergy Corp. 7.375% 11/15/31	55,000	70,067
FirstEnergy Solutions Corp.:
4.8% 2/15/15	160,000	172,899
6.05% 8/15/21	655,000	746,405
LG&E and KU Energy LLC:
2.125% 11/15/15	479,000	477,422
3.75% 11/15/20	2,000	2,032
Nevada Power Co.:
6.5% 5/15/18	1,562,000	1,909,184
6.5% 8/1/18	273,000	334,143
Pacific Gas & Electric Co. 3.25% 9/15/21	95,000	97,982
Pennsylvania Electric Co. 6.05% 9/1/17	115,000	132,177
Pepco Holdings, Inc. 2.7% 10/1/15	456,000	461,934
Progress Energy, Inc. 4.4% 1/15/21	732,000	804,560
Sierra Pacific Power Co. 5.45% 9/1/13	270,000	286,465
Tampa Electric Co. 5.4% 5/15/21	238,000	278,768
Wisconsin Electric Power Co. 2.95% 9/15/21	110,000	112,473
		10,119,265
Gas Utilities - 0.0%
Southern Natural Gas Co. / Southern Natural Issuing Corp. 4.4% 6/15/21	188,000	193,922
Nonconvertible Bonds - continued
	Principal Amount	Value
UTILITIES - continued
Independent Power Producers & Energy Traders - 0.4%
Duke Capital LLC 5.668% 8/15/14	$ 357,000	$ 386,916
Exelon Generation Co. LLC 5.35% 1/15/14	231,000	248,361
PPL Energy Supply LLC 6.3% 7/15/13	1,500,000	1,591,341
PSEG Power LLC 2.75% 9/15/16	148,000	150,388
		2,377,006
Multi-Utilities - 0.7%
Consolidated Edison Co. of New York, Inc. 4.45% 6/15/20	680,000	774,157
Dominion Resources, Inc.:
2.8793% 9/30/66 (f)	651,000	554,154
7.5% 6/30/66 (f)	567,000	599,603
MidAmerican Energy Holdings, Co. 5.875% 10/1/12	495,000	509,014
National Grid PLC 6.3% 8/1/16	248,000	287,952
NiSource Finance Corp.:
5.25% 9/15/17	402,000	447,494
5.4% 7/15/14	234,000	255,140
5.45% 9/15/20	43,000	48,524
6.4% 3/15/18	230,000	271,686
Wisconsin Energy Corp. 6.25% 5/15/67 (f)	454,000	465,350
		4,213,074
TOTAL UTILITIES		16,903,267
TOTAL NONCONVERTIBLE BONDS (Cost $202,294,890)		218,138,968
U.S. Government and Government Agency Obligations - 39.7%

U.S. Government Agency Obligations - 2.6%
Fannie Mae:
0.375% 3/16/15	584,000	580,980
0.625% 10/30/14	233,000	233,689
0.75% 12/19/14	833,000	839,131
0.875% 8/28/14	4,614,000	4,668,459
Freddie Mac:
0.5% 4/17/15	402,000	400,794
0.625% 12/29/14	201,000	201,518
0.75% 11/25/14	248,000	249,559
1% 7/30/14	2,698,000	2,733,257
U.S. Government and Government Agency Obligations - continued
	Principal Amount	Value
U.S. Government Agency Obligations - continued
Freddie Mac: - continued
1% 8/27/14	$ 2,210,000	$ 2,238,894
1.75% 9/10/15	4,207,000	4,374,279
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		16,520,560
U.S. Treasury Obligations - 37.0%
U.S. Treasury Notes:
0.875% 11/30/16	16,269,000	16,312,210
0.875% 2/28/17	26,845,000	26,849,188
1% 9/30/16	7,613,000	7,687,349
1.375% 2/28/19	37,064,000	37,011,888
1.75% 7/31/15	26,929,000	28,041,922
1.875% 6/30/15	4,339,000	4,534,255
1.875% 9/30/17	12,226,000	12,781,904
3% 9/30/16	11,517,000	12,667,802
3.125% 1/31/17	8,719,000	9,667,191
3.125% 5/15/21 (d)	41,171,000	45,696,594
3.625% 2/15/20	21,040,000	24,278,182
4.25% 8/15/15	7,619,000	8,585,066
TOTAL U.S. TREASURY OBLIGATIONS		234,113,551
Other Government Related - 0.1%
National Credit Union Administration Guaranteed Notes Master Trust 1.4% 6/12/15 (NCUA Guaranteed)	850,000	866,992
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $241,217,466)		251,501,103
U.S. Government Agency - Mortgage Securities - 5.9%

Fannie Mae - 4.8%
1.925% 12/1/34 (f)	44,195	46,028
1.926% 2/1/33 (f)	43,740	45,802
1.93% 10/1/33 (f)	48,342	50,296
1.952% 3/1/35 (f)	37,099	39,031
1.964% 10/1/33 (f)	21,609	22,700
2.036% 7/1/35 (f)	20,511	21,541
2.05% 3/1/35 (f)	7,263	7,509
2.115% 10/1/35 (f)	67,908	71,086
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
2.301% 7/1/34 (f)	$ 25,356	$ 26,878
2.303% 6/1/36 (f)	34,637	36,744
2.424% 10/1/33 (f)	51,335	54,288
2.445% 7/1/35 (f)	151,940	160,327
2.448% 3/1/35 (f)	24,307	25,435
2.471% 12/1/33 (f)	1,400,187	1,466,433
2.487% 11/1/36 (f)	272,866	290,773
2.537% 7/1/35 (f)	241,792	256,960
2.597% 4/1/35 (f)	857,801	914,647
2.632% 5/1/35 (f)	98,659	104,189
2.635% 7/1/37 (f)	78,939	84,120
3% 7/1/21 to 11/1/21	9,705,819	10,154,887
3.188% 1/1/40 (f)	500,002	519,133
3.471% 3/1/40 (f)	377,897	391,449
3.5% 12/1/25	10,677,935	11,203,708
3.539% 12/1/39 (f)	141,149	146,753
3.613% 3/1/40 (f)	534,618	558,019
4% 8/1/18	572,792	606,217
4.5% 8/1/18 to 3/1/35	1,075,012	1,149,817
6% 5/1/16 to 4/1/17	183,420	195,301
6.5% 12/1/13 to 11/1/17	524,439	562,143
7% 5/1/12 to 6/1/33	809,860	925,863
7.5% 8/1/17 to 3/1/28	227,288	266,710
8.5% 5/1/21 to 9/1/25	41,385	48,189
9.5% 2/1/25	4,055	4,362
10.5% 8/1/20	10,838	12,804
12.5% 12/1/13 to 4/1/15	4,158	4,605
TOTAL FANNIE MAE		30,474,747
Freddie Mac - 1.1%
2.084% 4/1/35 (f)	384,814	407,123
2.468% 1/1/35 (f)	81,471	84,824
2.943% 3/1/33 (f)	7,859	8,360
3% 8/1/21	1,380,739	1,446,396
3.149% 10/1/35 (f)	51,229	54,583
3.56% 4/1/40 (f)	330,136	343,583
3.565% 4/1/40 (f)	288,804	299,748
3.618% 2/1/40 (f)	700,766	726,983
4.5% 8/1/18	1,153,407	1,231,000
5% 3/1/19	1,803,620	1,939,386
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Freddie Mac - continued
8.5% 9/1/24 to 8/1/27	$ 46,584	$ 55,904
11.5% 10/1/15	1,828	1,971
TOTAL FREDDIE MAC		6,599,861
Ginnie Mae - 0.0%
7% 7/15/28 to 11/15/28	162,682	187,165
7.5% 2/15/28 to 10/15/28	4,256	5,002
8% 6/15/24	203	238
8.5% 10/15/21	35,769	41,857
11% 7/20/19 to 8/20/19	2,795	3,317
TOTAL GINNIE MAE		237,579
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $36,209,504)		37,312,187
Asset-Backed Securities - 9.0%

Accredited Mortgage Loan Trust Series 2005-1 Class M1, 0.714% 4/25/35 (f)	102,912	55,594
ACE Securities Corp. Home Equity Loan Trust:
Series 2004-HE1 Class M2, 1.894% 3/25/34 (f)	56,455	39,570
Series 2005-HE2 Class M2, 0.694% 4/25/35 (f)	12,197	11,842
Advanta Business Card Master Trust:
Series 2006-C1 Class C1, 0.6758% 10/20/14 (f)	62,000	620
Series 2007-D1 Class D, 1.5863% 1/22/13 (c)(f)	1,065,000	15,975
Ally Auto Receivables Trust:
Series 2009 B Class A3, 1.98% 10/15/13 (c)	556,235	558,719
Series 2009-A:
Class A3, 2.33% 6/17/13 (c)	92,278	92,658
Class A4, 3% 10/15/15 (c)	280,000	285,117
Series 2010-1 Class A4, 2.3% 12/15/14	1,120,000	1,146,238
Series 2010-4 Class A4, 1.35% 12/15/15	570,000	575,960
Series 2010-5 Class A4, 1.75% 3/15/16	240,000	244,772
Series 2011-1 Class A4, 2.23% 3/15/16	1,090,000	1,124,281
Series 2011-2 Class A3, 1.18% 4/15/15	600,000	603,962
Series 2011-3 Class A3, 0.97% 8/17/15	770,000	772,875
Series 2011-4 Class A2, 0.65% 3/17/14	240,000	240,084
Series 2012-1 Class A2, 0.71% 9/15/14	900,000	901,738
Ally Master Owner Trust:
Series 2010-3 Class A, 2.88% 4/15/15 (c)	320,000	326,361
Asset-Backed Securities - continued
	Principal Amount	Value
Ally Master Owner Trust: - continued
Series 2011-1 Class A2, 2.15% 1/15/16	$ 2,260,000	$ 2,301,510
Series 2011-3 Class A2, 1.81% 5/15/16	1,240,000	1,256,409
Series 2011-5 Class A1, 0.8985% 6/15/15 (f)	1,240,000	1,242,447
Series 2012-1 Class A2, 0.7% 2/15/17	1,260,000	1,260,769
AmeriCredit Automobile Receivables Trust:
Series 2010-4 Class A3, 1.27% 4/8/15	870,000	867,296
Series 2011-1 Class A3, 1.39% 9/8/15	450,000	453,530
Series 2011-2 Class A3, 1.61% 10/8/15	910,000	920,367
Series 2011-3 Class A3, 1.17% 1/8/16	330,000	331,941
Series 2011-4 Class A/S, 0.92% 3/9/15	910,000	911,473
Series 2011-5 Class A2, 1.19% 8/8/15	300,000	301,232
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 0.944% 12/25/33 (f)	9,466	7,446
Series 2004-R2 Class M3, 0.794% 4/25/34 (f)	15,238	4,772
Series 2005-R2 Class M1, 0.694% 4/25/35 (f)	176,341	153,105
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 1.0563% 3/25/34 (f)	4,092	2,949
Series 2004-W11 Class M2, 0.944% 11/25/34 (f)	63,962	45,494
Series 2004-W7 Class M1, 0.794% 5/25/34 (f)	185,706	132,946
Series 2006-W4 Class A2C, 0.404% 5/25/36 (f)	150,889	36,893
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2004-HE2 Class M1, 1.069% 4/25/34 (f)	216,483	146,742
Series 2006-HE2 Class M1, 0.614% 3/25/36 (f)	15,125	119
Avis Budget Rental Car Funding (AESOP) LLC Series 2009-1A Class A, 9.31% 10/20/13 (c)	1,140,000	1,175,617
Axon Financial Funding Ltd. Series 2007-1 Class A1, 1.181% 4/4/17 (b)(c)(f)	842,000	0
Bank of America Auto Trust:
Series 2009-1A Class A4, 3.52% 6/15/16 (c)	500,000	507,323
Series 2009-2A Class A3, 2.13% 9/15/13 (c)	44,001	44,078
Series 2009-3A Class A3, 1.67% 12/15/13 (c)	239,394	239,938
Series 2010-2 Class A3, 1.31% 7/15/14	703,157	705,570
Bear Stearns Asset Backed Securities I Trust Series 2005-HE2 Class M2, 1.369% 2/25/35 (f)	427,000	240,699
BMW Vehicle Lease Trust:
Series 2010-1 Class A3, 0.82% 4/15/13	817,118	817,982
Series 2011-1 Class A3, 1.06% 2/20/14	880,000	883,612
Brazos Higher Education Authority, Inc. Series 2006-2 Class A9, 0.5838% 12/25/24 (f)	119,539	105,385
Capital Auto Receivables Asset Trust Series 2007-1 Class C, 5.38% 11/15/12	72,000	72,402
Asset-Backed Securities - continued
	Principal Amount	Value
Capital One Multi-Asset Execution Trust Series 2008-A3 Class A3, 5.05% 2/15/16	$ 400,000	$ 420,095
Capital Trust Ltd. Series 2004-1:
Class A2, 0.6955% 7/20/39 (c)(f)	31,572	23,521
Class B, 0.9955% 7/20/39 (c)(f)	30,070	12,329
Class C, 1.3455% 7/20/39 (c)(f)	38,684	870
Carrington Mortgage Loan Trust Series 2007-RFC1 Class A3, 0.384% 12/25/36 (f)	205,465	64,992
Chase Issuance Trust Series 2011-A2 Class A2, 0.3385% 5/15/15 (f)	2,300,000	2,301,143
Chrysler Financial Auto Securitization Trust Series 2010-A Class A3, 0.91% 8/8/13	700,000	700,778
Citibank Credit Card Issuance Trust:
Series 2008-A5 Class A5, 4.85% 4/22/15	700,000	734,539
Series 2009-A5 Class A5, 2.25% 12/23/14	2,070,000	2,100,090
Citibank Omni Master Trust Series 2009-A8 Class A8, 2.3485% 5/16/16 (c)(f)	1,000,000	1,004,122
CitiFinancial Auto Issuance Trust Series 2009-1 Class A3, 2.59% 10/15/13 (c)	626,851	630,402
Countrywide Asset-Backed Certificates Trust:
Series 2007-11 Class 2A1, 0.304% 6/25/47 (f)	1,469	1,452
Series 2007-4 Class A1A, 0.3963% 9/25/37 (f)	34,013	33,154
Countrywide Home Loan Trust Series 2006-13 Class N, 7% 8/25/37 (c)	37,648	0
Countrywide Home Loans, Inc.:
Series 2003-BC1 Class B1, 5.5436% 3/25/32 (MGIC Investment Corp. Insured) (f)	36,015	6,162
Series 2004-3 Class M4, 1.214% 4/25/34 (f)	18,137	7,991
Series 2004-4 Class M2, 1.039% 6/25/34 (f)	50,135	22,673
Series 2005-3 Class MV1, 0.664% 8/25/35 (f)	18,669	18,411
Discover Card Master Trust Series 2012-A1 Class A1, 0.81% 8/15/17	1,410,000	1,409,859
Fannie Mae subordinate REMIC pass-thru certificates Series 2004-T5 Class AB3, 0.7513% 5/28/35 (f)	4,436	2,847
Fieldstone Mortgage Investment Corp. Series 2004-3 Class M5, 2.419% 8/25/34 (f)	33,155	19,323
Ford Credit Auto Lease Trust:
Series 2010-B Class A3, 0.91% 7/15/13 (c)	930,000	930,864
Series 2011-A Class A3, 1.03% 7/15/14	1,080,000	1,085,124
Ford Credit Auto Owner Trust:
Series 2009-B Class A3, 2.79% 8/15/13	120,872	121,338
Series 2009-C Class A4, 4.43% 11/15/14	520,000	539,409
Series 2009-D Class A4, 2.98% 8/15/14	690,000	704,377
Series 2009-E Class A3, 1.51% 1/15/14	276,019	276,971
Asset-Backed Securities - continued
	Principal Amount	Value
Ford Credit Auto Owner Trust: - continued
Series 2010-B:
Class A3, 0.98% 10/15/14	$ 507,866	$ 509,436
Class A4, 1.58% 9/15/15	1,360,000	1,381,495
Series 2011-B Class A4, 1.35% 12/15/16	510,000	515,897
Ford Credit Automobile Lease Trust Series 2012-A Class A3, 0.85% 1/15/15	400,000	399,960
Ford Credit Floorplan Master Owner Trust:
Series 2010-5 Class A1, 1.5% 9/15/15	640,000	646,203
Series 2012-2 Class A, 1.92% 1/15/19	1,310,000	1,310,124
Fremont Home Loan Trust:
Series 2005-A:
Class M3, 0.734% 1/25/35 (f)	81,136	25,601
Class M4, 0.924% 1/25/35 (f)	41,438	9,393
Series 2006-D Class M1, 0.474% 11/25/36 (f)	8,492	34
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 0.8706% 2/25/47 (c)(f)	335,000	117,250
GCO Slims Trust Series 2006-1A, 5.72% 3/1/22 (c)	145,579	133,933
GE Business Loan Trust:
Series 2003-1 Class A, 0.6785% 4/15/31 (c)(f)	24,355	22,771
Series 2006-2A:
Class A, 0.4285% 11/15/34 (c)(f)	226,861	187,728
Class B, 0.5285% 11/15/34 (c)(f)	82,313	53,092
Class C, 0.6285% 11/15/34 (c)(f)	135,849	67,245
Class D, 0.9985% 11/15/34 (c)(f)	51,529	11,336
GE Capital Credit Card Master Note Trust Series 2012-1 Class A, 1.03% 1/15/18	1,190,000	1,189,881
Goal Capital Funding Trust Series 2007-1 Class C1, 0.9738% 6/25/42 (f)	67,714	51,700
GSAMP Trust Series 2004-AR1 Class B4, 5% 6/25/34 (c)(f)	54,683	15,981
Guggenheim Structured Real Estate Funding Ltd. Series 2006-3:
Class B, 0.644% 9/25/46 (c)(f)	3,434	3,433
Class C, 0.794% 9/25/46 (c)(f)	174,018	88,749
Home Equity Asset Trust:
Series 2003-2 Class M1, 1.564% 8/25/33 (f)	48,998	33,344
Series 2003-3 Class M1, 1.534% 8/25/33 (f)	59,799	43,141
Series 2003-5 Class A2, 0.944% 12/25/33 (f)	2,817	2,052
Series 2005-5 Class 2A2, 0.494% 11/25/35 (f)	592	591
Series 2006-1 Class 2A3, 0.469% 4/25/36 (f)	36,823	36,516
Honda Auto Receivables Owner Trust:
Series 2010-1 Class A4, 1.98% 5/23/16	260,000	263,667
Asset-Backed Securities - continued
	Principal Amount	Value
Honda Auto Receivables Owner Trust: - continued
Series 2010-2 Class A4, 1.93% 8/18/16	$ 1,670,000	$ 1,696,352
Series 2011-1 Class A4, 1.8% 4/17/17	330,000	336,813
Series 2011-2 Class A4, 1.55% 8/18/17	820,000	833,703
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.434% 1/25/37 (f)	141,116	41,108
Hyundai Auto Lease Securitization Trust Series 2011-A Class A3, 1.02% 8/15/14 (c)	660,000	660,603
Hyundai Auto Receivables Trust Series 2009-A Class A3, 2.03% 8/15/13	98,493	98,833
John Deere Owner Trust:
Series 2009-B Class A-3, 1.57% 10/15/13	139,063	139,221
Series 2011-A Class A4, 1.96% 4/16/18	260,000	266,360
JPMorgan Mortgage Acquisition Trust:
Series 2006-NC2 Class M2, 0.544% 7/25/36 (f)	25,000	478
Series 2007-CH1 Class AV4, 0.374% 11/25/36 (f)	176,698	146,141
Keycorp Student Loan Trust:
Series 1999-A Class A2, 0.9038% 12/27/29 (f)	50,645	44,474
Series 2006-A Class 2C, 1.7238% 3/27/42 (f)	392,000	105,087
Long Beach Mortgage Loan Trust Series 2004-2 Class M2, 1.324% 6/25/34 (f)	9,594	5,697
Marriott Vacation Club Owner Trust Series 2006-2A:
Class B, 5.442% 10/20/28 (c)	1,811	1,837
Class C, 5.691% 10/20/28 (c)	905	914
Class D, 6.01% 10/20/28 (c)	9,732	9,786
MASTR Asset Backed Securities Trust Series 2007-HE1 Class M1, 0.544% 5/25/37 (f)	89,453	1,547
Mercedes-Benz Auto Lease Trust:
Series 2011-1A Class A3 1.18% 11/15/13 (c)	1,250,000	1,254,255
Series 2011-B Class A3, 1.07% 1/15/14 (c)	670,000	670,701
Mercedes-Benz Auto Receivables Trust Series 2011-1 Class A3, 0.85% 3/16/15	730,000	732,510
Meritage Mortgage Loan Trust Series 2004-1 Class M1, 0.994% 7/25/34 (f)	21,191	13,131
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 1.219% 7/25/34 (f)	70,377	47,193
Series 2006-FM1 Class A2B, 0.354% 4/25/37 (f)	155,280	115,338
Series 2006-OPT1 Class A1A, 0.504% 6/25/35 (f)	312,305	233,503
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 0.584% 8/25/34 (f)	4,895	3,757
Series 2004-NC8 Class M6, 1.494% 9/25/34 (f)	87,133	49,632
Series 2005-NC1 Class M1, 0.684% 1/25/35 (f)	45,571	28,778
Series 2005-NC2 Class B1, 1.414% 3/25/35 (f)	47,458	6,010
Asset-Backed Securities - continued
	Principal Amount	Value
Morgan Stanley ABS Capital I Trust: - continued
Series 2007-HE2 Class M1, 0.494% 1/25/37 (f)	$ 16,460	$ 48
National Collegiate Student Loan Trust:
Series 2004-2 Class AIO, 9.75% 10/27/14 (h)	614,000	41,445
Series 2006-4 Class D, 1.344% 5/25/32 (f)	300,000	639
Series 2007-1 Class AIO, 7.27% 4/25/12 (h)	2,308,000	36,928
Series 2007-2 Class AIO, 6.7% 7/25/12 (h)	1,656,899	36,754
New Century Home Equity Loan Trust Series 2005-4 Class M2, 0.754% 9/25/35 (f)	162,650	69,167
Nissan Auto Lease Trust:
Series 2010-B Class A4, 1.27% 10/15/16	290,000	291,902
Series 2011-A Class A3, 1.04% 8/15/14	910,000	915,100
Series 2011-B Class A3, 0.92% 2/16/15	460,000	459,809
Nissan Auto Receivables Owner Trust Series 2011-A Class A3, 1.18% 2/16/15	510,000	514,325
Ocala Funding LLC:
Series 2005-1A Class A, 1.7455% 3/20/10 (b)(c)(f)	64,000	0
Series 2006-1A Class A, 1.6455% 3/20/11 (b)(c)(f)	134,000	0
Option One Mortgage Loan Trust:
Series 2007-5 Class 2A1, 0.334% 5/25/37 (f)	542	538
Series 2007-6 Class 2A1, 0.304% 7/25/37 (f)	2,713	2,671
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 1.494% 9/25/34 (f)	60,741	25,612
Class M4, 1.694% 9/25/34 (f)	77,891	17,021
Series 2005-WCH1 Class M4, 1.074% 1/25/36 (f)	126,217	56,226
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 1.044% 4/25/33 (f)	582	471
Santander Drive Auto Receivables Trust Series 2011-4 Class A2, 1.37% 3/16/15	640,000	640,592
Santander Drive Automobile Receivables Trust Series 2012-1 Class A2, 1.25% 4/15/15	570,000	570,993
Saxon Asset Securities Trust Series 2004-1 Class M1, 1.039% 3/25/35 (f)	151,975	92,707
Sierra Receivables Funding Co. Series 2007-1A Class A2, 0.4309% 3/20/19 (FGIC Insured) (c)(f)	62,825	60,164
SLM Private Credit Student Loan Trust Series 2004-A Class C, 1.4963% 6/15/33 (f)	145,000	65,786
Specialty Underwriting & Residential Finance Trust Series 2006-AB2 Class N1, 5.75% 6/25/37 (c)	81,826	0
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.969% 9/25/34 (f)	7,425	2,377
SVO VOI Mortgage Corp. Series 2006-AA Class A, 5.28% 2/20/24 (c)	71,658	73,995
Asset-Backed Securities - continued
	Principal Amount	Value
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.104% 9/25/34 (f)	$ 2,472	$ 1,835
Toyota Auto Receivables Owner Trust Series 2010-B Class M3, 1.04% 2/18/14	302,389	303,238
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 1.1425% 4/6/42 (c)(f)	311,067	9,332
USAA Auto Owner Trust:
Series 2009-1 Class A4, 4.77% 9/15/14	388,702	395,426
Series 2009-2 Class A3, 1.54% 2/18/14	193,682	194,109
Volkswagen Auto Lease Trust Series 2010-A:
Class A3, 0.99% 11/20/13	1,410,000	1,413,091
Class A4, 1.18% 10/20/15	200,000	200,862
WaMu Asset Holdings Corp. Series 2006-8 Class N1, 6.048% 10/25/46 (c)	75,976	0
Wells Fargo Home Equity Trust Series 2004-3 Class A, 4.5% 11/27/34 (c)	646	0
Whinstone Capital Management Ltd. Series 1A Class B3, 2.3601% 10/25/44 (c)(f)	203,978	108,108
World Omni Automobile Lease Securitization Trust Series 2011-A, Class A3, 1.49% 10/15/14	510,000	514,011
TOTAL ASSET-BACKED SECURITIES (Cost $56,660,972)		57,118,845
Collateralized Mortgage Obligations - 1.6%

Private Sponsor - 1.0%
Arran Residential Mortgages Funding PLC floater Series 2011-1A Class A1C, 1.6931% 11/19/47 (c)(f)	813,683	814,422
Cobalt CMBS Commercial Mortgage Trust Series 2007-C2 Class B, 5.617% 4/15/47 (f)	241,000	53,020
COMM pass-thru certificates floater Series 2001-J2A Class A2F, 0.7475% 7/16/34 (c)(f)	2,334	2,333
Credit Suisse Mortgage Capital Certificates:
floater Series 2011-7R Class A1, 1.494% 8/27/47 (c)(f)	482,969	473,897
sequential payer Series 2010-16 Class A1, 3% 6/25/50 (c)	353,495	341,123
Granite Master Issuer PLC floater:
Series 2005-4 Class C2, 1.3455% 12/20/54 (f)	25,291	15,376
Series 2006-1A Class C2, 1.4455% 12/20/54 (c)(f)	578,000	352,580
Series 2006-2 Class C1, 1.1855% 12/20/54 (f)	463,000	282,430
Series 2006-3 Class C2, 0.7455% 12/20/54 (f)	128,000	78,080
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Granite Master Issuer PLC floater: - continued
Series 2006-4:
Class B1, 0.4255% 12/20/54 (f)	$ 521,000	$ 438,682
Class C1, 1.0055% 12/20/54 (f)	319,000	194,590
Class M1, 0.5855% 12/20/54 (f)	137,000	104,463
Series 2007-1:
Class 1C1, 0.8455% 12/20/54 (f)	258,000	157,380
Class 1M1, 0.5455% 12/20/54 (f)	172,000	131,150
Class 2C1, 1.2055% 12/20/54 (f)	117,000	71,370
Class 2M1, 0.7455% 12/20/54 (f)	222,000	169,275
Series 2007-2 Class 2C1, 0.676% 12/17/54 (f)	308,000	187,880
Granite Mortgages Series 2003-2 Class 1A3, 1.0612% 7/20/43 (f)	308,878	299,179
Granite Mortgages PLC floater:
Series 2003-3 Class 1C, 3.0112% 1/20/44 (f)	36,767	26,392
Series 2004-1 Class 2A1, 0.8832% 3/20/44 (f)	517,788	497,853
JPMorgan Chase Commercial Mortgage Securities Trust Series 2007-CB18 Class A3, 5.447% 6/12/47 (f)	367,136	386,605
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.454% 5/25/47 (f)	70,362	41,358
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.414% 2/25/37 (f)	139,145	93,518
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B:
Class B5, 2.6048% 7/10/35 (c)(f)	156,078	126,781
Class B6, 3.1048% 7/10/35 (c)(f)	259,651	206,643
Residential Funding Securities Corp. floater Series 2003-RP2 Class A1, 0.694% 6/25/33 (c)(f)	28,633	26,605
Santander Drive Auto Receivables Trust sequential payer Series 2011-3 Class A2, 1.11% 8/15/14	590,000	590,094
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 1.668% 7/20/34 (f)	4,073	2,935
TBW Mortgage-Backed pass-thru certificates floater Series 2006-4 Class A3, 0.4763% 9/25/36 (f)	280,140	213,660
TOTAL PRIVATE SPONSOR		6,379,674
U.S. Government Agency - 0.6%
Fannie Mae Guaranteed Mtg. pass-thru certificates Series 2010-123 Class DL, 3.5% 11/25/25	446,842	466,048
Fannie Mae subordinate REMIC pass-thru certificates:
planned amortization class Series 2002-9 Class PC, 6% 3/25/17	46,700	50,251
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Fannie Mae subordinate REMIC pass-thru certificates: - continued
sequential payer:
Series 2002-56 Class MC, 5.5% 9/25/17	$ 160,145	$ 171,736
Series 2004-86 Class KC, 4.5% 5/25/19	104,659	108,297
Series 2010-143 Class B, 3.5% 12/25/25	697,689	730,891
Freddie Mac Multi-Class pass-thru certificates:
floater Series 3346 Class FA, 0.4785% 2/15/19 (f)	645,425	646,332
planned amortization class:
Series 2356 Class GD, 6% 9/15/16	164,972	177,019
Series 2363 Class PF, 6% 9/15/16	208,267	221,362
Series 3777 Class AC, 3.5% 12/15/25	1,239,839	1,297,986
TOTAL U.S. GOVERNMENT AGENCY		3,869,922
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $8,172,445)		10,249,596
Commercial Mortgage Securities - 5.2%

Asset Securitization Corp. Series 1997-D5:
Class A2, 7.0826% 2/14/43 (f)	159,000	160,785
Class A3, 7.1326% 2/14/43 (f)	172,000	175,100
Class A6, 7.4526% 2/14/43 (f)	253,000	257,865
Class PS1, 1.4363% 2/14/43 (f)(h)	578,169	6,372
Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2006-2 Class AAB, 5.9028% 5/10/45 (f)	211,146	225,292
Series 2006-5 Class A3, 5.39% 9/10/47	301,000	318,018
Series 2006-6 Class A3, 5.369% 10/10/45	432,000	460,803
Series 2007-4 Class A3, 5.9813% 2/10/51 (f)	215,000	228,391
Series 2006-6 Class E, 5.619% 10/10/45 (c)	125,000	25,325
Series 2007-3 Class A3, 5.8426% 6/10/49 (f)	361,000	378,384
Banc of America Commercial Mortgage, Inc.:
sequential payer Series 2004-2:
Class A3, 4.05% 11/10/38	29,639	30,077
Class A4, 4.153% 11/10/38	274,000	284,617
Series 2001-3 Class H, 6.562% 4/11/37 (c)	121,000	121,323
Series 2001-PB1:
Class J, 7.166% 5/11/35 (c)	20,174	20,181
Class K, 6.15% 5/11/35 (c)	100,000	97,412
Commercial Mortgage Securities - continued
	Principal Amount	Value
Banc of America Large Loan, Inc. floater:
Series 2005-MIB1:
Class C, 0.5585% 3/15/22 (c)(f)	$ 93,000	$ 90,210
Class D, 0.6085% 3/15/22 (c)(f)	94,000	91,180
Class E, 0.6485% 3/15/22 (c)(f)	78,000	75,660
Class F, 0.7185% 3/15/22 (c)(f)	70,189	67,381
Class G, 0.7785% 3/15/22 (c)(f)	45,493	42,763
Series 2006-BIX1:
Class D, 0.4585% 10/15/19 (c)(f)	155,576	149,353
Class E, 0.4885% 10/15/19 (c)(f)	157,000	149,150
Class F, 0.5585% 10/15/19 (c)(f)	360,653	339,014
Class G, 0.5785% 10/15/19 (c)(f)	144,054	128,208
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class M1, 1.094% 12/25/33 (c)(f)	7,490	5,305
Series 2004-1:
Class A, 0.604% 4/25/34 (c)(f)	107,576	86,599
Class B, 2.144% 4/25/34 (c)(f)	14,763	8,536
Class M1, 0.804% 4/25/34 (c)(f)	11,962	8,326
Class M2, 1.444% 4/25/34 (c)(f)	11,074	7,676
Series 2005-2A:
Class A1, 0.554% 8/25/35 (c)(f)	156,305	102,038
Class M1, 0.674% 8/25/35 (c)(f)	9,210	4,740
Class M2, 0.724% 8/25/35 (c)(f)	15,191	6,917
Class M3, 0.744% 8/25/35 (c)(f)	8,405	3,345
Series 2005-3A:
Class A2, 0.644% 11/25/35 (c)(f)	68,419	45,199
Class M1, 0.684% 11/25/35 (c)(f)	8,037	4,609
Class M2, 0.734% 11/25/35 (c)(f)	10,203	5,622
Class M3, 0.754% 11/25/35 (c)(f)	9,132	4,820
Class M4, 0.844% 11/25/35 (c)(f)	11,377	5,495
Series 2005-4A:
Class A2, 0.634% 1/25/36 (c)(f)	152,637	94,622
Class B1, 1.644% 1/25/36 (c)(f)	13,191	1,750
Class M1, 0.694% 1/25/36 (c)(f)	49,238	21,249
Class M2, 0.714% 1/25/36 (c)(f)	14,772	5,734
Class M3, 0.744% 1/25/36 (c)(f)	21,572	7,546
Class M4, 0.854% 1/25/36 (c)(f)	11,931	3,707
Class M5, 0.894% 1/25/36 (c)(f)	11,931	3,229
Class M6, 0.944% 1/25/36 (c)(f)	12,672	2,450
Series 2006-1:
Class A2, 0.604% 4/25/36 (c)(f)	23,867	16,509
Class M1, 0.624% 4/25/36 (c)(f)	8,536	4,827
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bayview Commercial Asset Trust: - continued
floater:
Series 2006-1:
Class M2, 0.644% 4/25/36 (c)(f)	$ 9,019	$ 4,751
Class M3, 0.664% 4/25/36 (c)(f)	7,760	3,819
Class M4, 0.764% 4/25/36 (c)(f)	4,398	1,978
Class M5, 0.804% 4/25/36 (c)(f)	4,268	1,708
Class M6, 0.884% 4/25/36 (c)(f)	8,511	3,236
Series 2006-2A:
Class A1, 0.474% 7/25/36 (c)(f)	366,360	231,956
Class A2, 0.524% 7/25/36 (c)(f)	21,047	12,628
Class B1, 1.114% 7/25/36 (c)(f)	7,880	930
Class B3, 2.944% 7/25/36 (c)(f)	11,906	485
Class M1, 0.554% 7/25/36 (c)(f)	22,083	8,848
Class M2, 0.574% 7/25/36 (c)(f)	15,580	5,618
Class M3, 0.594% 7/25/36 (c)(f)	12,924	4,202
Class M4, 0.664% 7/25/36 (c)(f)	8,727	2,513
Class M5, 0.714% 7/25/36 (c)(f)	10,726	2,658
Class M6, 0.784% 7/25/36 (c)(f)	16,004	2,571
Series 2006-3A:
Class B1, 1.044% 10/25/36 (c)(f)	15,354	307
Class M4, 0.674% 10/25/36 (c)(f)	17,128	1,683
Class M5, 0.724% 10/25/36 (c)(f)	20,504	1,493
Class M6, 0.804% 10/25/36 (c)(f)	40,182	1,860
Series 2006-4A:
Class A1, 0.474% 12/25/36 (c)(f)	89,753	59,377
Class A2, 0.514% 12/25/36 (c)(f)	377,350	192,449
Class B1, 0.944% 12/25/36 (c)(f)	13,874	1,296
Class B2, 1.494% 12/25/36 (c)(f)	14,275	852
Class B3, 2.694% 12/25/36 (c)(f)	8,501	175
Class M1, 0.534% 12/25/36 (c)(f)	28,933	11,026
Class M2, 0.554% 12/25/36 (c)(f)	19,486	6,554
Class M3, 0.584% 12/25/36 (c)(f)	19,486	5,683
Class M4, 0.644% 12/25/36 (c)(f)	23,029	5,338
Class M5, 0.684% 12/25/36 (c)(f)	21,848	3,605
Class M6, 0.764% 12/25/36 (c)(f)	19,486	2,379
Series 2007-1:
Class A2, 0.514% 3/25/37 (c)(f)	99,558	47,788
Class B1, 0.914% 3/25/37 (c)(f)	31,723	2,288
Class B2, 1.394% 3/25/37 (c)(f)	20,288	873
Class M1, 0.514% 3/25/37 (c)(f)	27,862	9,095
Class M2, 0.534% 3/25/37 (c)(f)	20,900	5,419
Class M3, 0.564% 3/25/37 (c)(f)	18,806	3,764
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bayview Commercial Asset Trust: - continued
floater:
Series 2007-1:
Class M4, 0.614% 3/25/37 (c)(f)	$ 14,926	$ 2,209
Class M5, 0.664% 3/25/37 (c)(f)	23,675	2,983
Class M6, 0.744% 3/25/37 (c)(f)	32,731	3,376
Series 2007-2A:
Class A1, 0.514% 7/25/37 (c)(f)	92,696	47,796
Class A2, 0.564% 7/25/37 (c)(f)	86,663	30,332
Class B1, 1.844% 7/25/37 (c)(f)	26,525	1,009
Class B2, 2.494% 7/25/37 (c)(f)	8,695	460
Class M1, 0.614% 7/25/37 (c)(f)	30,432	4,610
Class M2, 0.654% 7/25/37 (c)(f)	16,441	1,813
Class M3, 0.734% 7/25/37 (c)(f)	16,585	1,454
Class M4, 0.894% 7/25/37 (c)(f)	33,806	2,639
Class M5, 0.994% 7/25/37 (c)(f)	29,784	1,947
Class M6, 1.244% 7/25/37 (c)(f)	37,229	1,941
Series 2007-3:
Class A2, 0.534% 7/25/37 (c)(f)	91,423	39,112
Class B1, 1.194% 7/25/37 (c)(f)	22,494	1,876
Class B2, 1.844% 7/25/37 (c)(f)	56,505	3,010
Class B3, 4.244% 7/25/37 (c)(f)	6,902	156
Class M1, 0.554% 7/25/37 (c)(f)	20,280	6,694
Class M2, 0.584% 7/25/37 (c)(f)	21,759	5,906
Class M3, 0.614% 7/25/37 (c)(f)	33,567	7,387
Class M4, 0.744% 7/25/37 (c)(f)	53,112	9,371
Class M5, 0.844% 7/25/37 (c)(f)	27,608	3,679
Class M6, 1.044% 7/25/37 (c)(f)	20,913	2,283
Series 2007-4A:
Class B1, 2.794% 9/25/37 (c)(f)	22,785	820
Class M1, 1.194% 9/25/37 (c)(f)	34,890	3,057
Class M2, 1.294% 9/25/37 (c)(f)	34,890	2,119
Class M4, 1.844% 9/25/37 (c)(f)	87,978	3,800
Class M5, 1.994% 9/25/37 (c)(f)	87,978	2,805
Class M6, 2.194% 9/25/37 (c)(f)	88,055	1,806
Series 2004-1, Class IO, 1.25% 4/25/34 (c)(h)	404,008	14,746
Series 2007-5A, Class IO, 4.1484% 10/25/37 (c)(f)(h)	1,000,248	94,623
Bear Stearns Commercial Mortgage Securities Trust:
floater:
Series 2006-BBA7:
Class H, 0.8985% 3/15/19 (c)(f)	47,525	45,645
Class J, 1.0985% 3/15/19 (c)(f)	46,405	39,920
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bear Stearns Commercial Mortgage Securities Trust: - continued
floater:
Series 2007-BBA8:
Class D, 0.4985% 3/15/22 (c)(f)	$ 76,569	$ 65,697
Class E, 0.5485% 3/15/22 (c)(f)	394,020	334,134
Class F, 0.5985% 3/15/22 (c)(f)	241,475	199,944
Class G, 0.6485% 3/15/22 (c)(f)	62,931	51,478
Class H, 0.7985% 3/15/22 (c)(f)	76,569	61,103
Class J, 0.9485% 3/15/22 (c)(f)	76,569	59,572
sequential payer:
Series 2003-PWR2 Class A3, 4.834% 5/11/39	11,409	11,425
Series 2004-PWR3 Class A3, 4.487% 2/11/41	63,555	64,794
Series 2006-PW14 Class X2, 0.8632% 12/11/38 (c)(f)(h)	2,274,310	27,057
Series 2006-T24 Class X2, 0.6237% 10/12/41 (c)(f)(h)	427,756	3,189
Series 2007-PW18 Class X2, 0.4796% 6/11/50 (c)(f)(h)	15,203,103	170,199
Series 2007-T28 Class X2, 0.3272% 9/11/42 (c)(f)(h)	8,179,766	53,537
C-BASS Trust floater Series 2006-SC1 Class A, 0.514% 5/25/36 (c)(f)	83,294	68,684
CDC Commercial Mortgage Trust Series 2002-FX1:
Class G, 6.625% 5/15/35 (c)	254,000	264,882
Class XCL, 1.5913% 5/15/35 (c)(f)(h)	887,674	20,772
Citigroup Commercial Mortgage Trust:
floater Series 2006-FL2:
Class G, 0.5835% 8/15/21 (c)(f)	23,352	22,257
Class H, 0.6235% 8/15/21 (c)(f)	40,527	37,873
Series 2006-C5 Class AMP2, 5.5005% 10/15/49 (c)	319,954	304,967
Series 2008-C7 Class A2B, 6.2764% 12/10/49 (f)	203,577	209,525
Citigroup/Deutsche Bank Commercial Mortgage Trust Series 2007-CD4:
Class A3, 5.293% 12/11/49	210,000	224,452
Class C, 5.476% 12/11/49	407,000	116,608
Cobalt CMBS Commercial Mortgage Trust:
sequential payer Series 2007-C3 Class A3, 6.0104% 5/15/46 (f)	216,000	231,789
Series 2006-C1 Class B, 5.359% 8/15/48	648,000	38,880
Commercial Mortgage Securities - continued
	Principal Amount	Value
COMM pass-thru certificates:
floater:
Series 2005-F10A:
Class G, 0.7985% 4/15/17 (c)(f)	$ 8,877	$ 8,552
Class H, 0.8685% 4/15/17 (c)(f)	19,555	16,885
Class J, 1.0985% 4/15/17 (c)(f)	14,996	10,497
Series 2005-FL11:
Class C, 0.5485% 11/15/17 (c)(f)	164,947	151,751
Class D, 0.5885% 11/15/17 (c)(f)	8,646	7,868
Class E, 0.6385% 11/15/17 (c)(f)	30,262	27,236
Class F, 0.6985% 11/15/17 (c)(f)	21,193	18,862
Class G, 0.7485% 11/15/17 (c)(f)	14,690	12,927
Series 2006-FL12 Class AJ, 0.3785% 12/15/20 (c)(f)	308,000	276,112
sequential payer:
Series 2006-C8 Class A3, 5.31% 12/10/46	615,000	639,740
Series 2006-CN2A:
Class A2FX, 5.449% 2/5/19 (c)	365,000	354,953
Class AJFX, 5.478% 2/5/19 (c)	380,000	377,682
Series 2006-C8 Class XP, 0.6566% 12/10/46 (f)(h)	2,095,136	18,433
Commercial Mortgage pass-thru certificates:
sequential payer Series 2005-C6 Class A2, 4.999% 6/10/44 (f)	1,542	1,548
Series 2004-LB4A Class A5, 4.84% 10/15/37	1,690,000	1,796,404
Credit Suisse Commercial Mortgage Trust:
sequential payer:
Series 2007-C2 Class A3, 5.542% 1/15/49 (f)	432,000	470,347
Series 2007-C3:
Class A2, 5.9018% 6/15/39 (f)	281,512	282,355
Class A4, 5.9018% 6/15/39 (f)	130,000	141,723
Series 2006-C5 Class ASP, 0.8652% 12/15/39 (f)(h)	1,400,562	16,832
Credit Suisse First Boston Mortgage Capital Certificates floater Series 2007-TF2A Class B, 0.5985% 4/15/22 (c)(f)	771,000	572,476
Credit Suisse First Boston Mortgage Securities Corp.:
sequential payer Series 2004-C1:
Class A3, 4.321% 1/15/37	11,139	11,191
Class A4, 4.75% 1/15/37	101,000	106,412
Series 2001-CK6 Class AX, 1.1089% 8/15/36 (f)(h)	84,129	215
Series 2001-CKN5 Class AX, 1.9203% 9/15/34 (c)(f)(h)	339,217	560
Series 2003-C4 Class A4, 5.137% 8/15/36	560,000	584,228
Commercial Mortgage Securities - continued
	Principal Amount	Value
Credit Suisse Mortgage Capital Certificates:
floater Series 2007-TFL1:
Class B, 0.3985% 2/15/22 (c)(f)	$ 82,000	$ 73,603
Class C:
0.4185% 2/15/22 (c)(f)	212,546	188,613
0.5185% 2/15/22 (c)(f)	75,912	66,590
Class F, 0.5685% 2/15/22 (c)(f)	151,805	131,615
Series 2007-C1:
Class ASP, 0.5721% 2/15/40 (f)(h)	3,373,706	24,945
Class B, 5.487% 2/15/40 (c)(f)	330,000	49,500
First Union National Bank-Bank of America Commercial Mortgage Trust Series 2001-C1 Class G, 6.936% 3/15/33 (c)	142,000	143,295
GE Capital Commercial Mortgage Corp.:
sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	1,136,000	1,229,944
Series 2001-1 Class X1, 1.5729% 5/15/33 (c)(f)(h)	246,606	2,192
Series 2007-C1 Class XP, 0.3493% 12/10/49 (f)(h)	3,017,912	13,297
GMAC Commercial Mortgage Securities, Inc.:
sequential payer Series 2003-C2 Class A2, 5.6355% 5/10/40 (f)	290,000	306,443
Series 2005-C1 Class X2, 0.7314% 5/10/43 (f)(h)	748,891	1,283
Greenwich Capital Commercial Funding Corp.:
floater Series 2006-FL4 Class B, 0.4525% 11/5/21 (c)(f)	81,000	78,678
sequential payer Series 2007-GG11 Class A2, 5.597% 12/10/49	432,000	444,838
Series 2007-GG11 Class A1, 0.4565% 12/10/49 (c)(f)(h)	4,582,587	28,440
GS Mortgage Securities Corp. II:
floater:
Series 2006-FL8A:
Class E, 0.6325% 6/6/20 (c)(f)	49,233	46,955
Class F, 0.7025% 6/6/20 (c)(f)	95,176	89,850
Series 2007-EOP:
Class A1, 1.1031% 3/6/20 (c)(f)	852,092	845,701
Class C, 2.1455% 3/6/20 (c)(f)	236,000	229,675
Class D, 2.3636% 3/6/20 (c)(f)	467,000	452,616
Class F, 2.8433% 3/6/20 (c)(f)	19,000	18,244
Class G, 3.0177% 3/6/20 (c)(f)	10,000	9,552
Class H, 3.5846% 3/6/20 (c)(f)	7,000	6,693
Class J, 4.4568% 3/6/20 (c)(f)	11,000	10,590
sequential payer Series 2005-GG4 Class A3, 4.607% 7/10/39	420,000	420,660
Series 2005-GG4 Class XP, 0.8961% 7/10/39 (c)(f)(h)	3,286,754	7,113
Commercial Mortgage Securities - continued
	Principal Amount	Value
GS Mortgage Securities Trust:
sequential payer:
Series 2006-GG8 Class A2, 5.479% 11/10/39	$ 163,182	$ 164,176
Series 2007-GG10 Class A2, 5.778% 8/10/45	70,814	72,107
Series 2012-GC6 Class A1, 1.282% 1/10/45	230,000	230,500
JPMorgan Chase Commercial Mortgage Securities Corp.:
floater Series 2011-CCHP Class A, 2.6% 7/15/28 (c)(f)	1,200,000	1,199,893
sequential payer Series 2003-C1 Class A2, 4.985% 1/12/37	480,000	492,625
Series 2003-CB7 Class A4, 4.879% 1/12/38 (f)	236,504	248,780
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2006-FLA2:
Class B, 0.4185% 11/15/18 (c)(f)	118,573	110,273
Class C, 0.4585% 11/15/18 (c)(f)	84,204	75,783
Class D, 0.4785% 11/15/18 (c)(f)	25,878	22,773
Class E, 0.5285% 11/15/18 (c)(f)	37,813	32,519
Class F, 0.5785% 11/15/18 (c)(f)	56,500	48,025
Class G, 0.6085% 11/15/18 (c)(f)	49,114	40,273
Class H, 0.7485% 11/15/18 (c)(f)	37,822	29,501
sequential payer:
Series 2006-LDP9 Class A2, 5.134% 5/15/47 (f)	82,371	86,245
Series 2007-LD11 Class A2, 5.9895% 6/15/49 (f)	533,904	538,476
Series 2007-LDPX:
Class A2 S, 5.305% 1/15/49	1,293,476	1,293,746
Class A3, 5.42% 1/15/49	594,000	664,649
Series 2005-CB13 Class E, 5.5259% 1/12/43 (c)(f)	109,000	5,563
Series 2006-CB17 Class A3, 5.45% 12/12/43	57,109	58,961
Series 2007-CB19:
Class B, 5.9303% 2/12/49 (f)	18,000	6,703
Class C, 5.9303% 2/12/49 (f)	48,000	14,044
Class D, 5.9303% 2/12/49 (f)	51,000	7,077
Series 2007-LDP10 Class ES, 5.7445% 1/15/49 (c)(f)	112,000	5,863
JPMorgan Commercial Mortgage Finance Corp. Series 2000-C9 Class G, 6.25% 10/15/32 (c)	5,561	5,572
LB Commercial Conduit Mortgage Trust Series 1998-C1 Class D, 6.98% 2/18/30	30,708	31,223
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2006-C1 Class A2, 5.084% 2/15/31	29,379	29,684
Series 2006-C7 Class A2, 5.3% 11/15/38	129,971	130,125
Series 2007-C1 Class A4, 5.424% 2/15/40	28,000	31,614
Series 2007-C2 Class A3, 5.43% 2/15/40	104,000	115,566
Commercial Mortgage Securities - continued
	Principal Amount	Value
LB-UBS Commercial Mortgage Trust: - continued
Series 2005-C3 Class XCP, 0.9042% 7/15/40 (f)(h)	$ 491,215	$ 1,031
Series 2006-C6 Class XCP, 0.8617% 9/15/39 (f)(h)	920,913	9,857
Series 2007-C1 Class XCP, 0.6167% 2/15/40 (f)(h)	344,025	2,914
Series 2007-C7 Class XCP, 0.431% 9/15/45 (f)(h)	15,785,489	114,618
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2006-LLFA:
Class D, 0.4785% 9/15/21 (c)(f)	69,510	62,223
Class E, 0.5385% 9/15/21 (c)(f)	249,861	216,172
Class F, 0.5885% 9/15/21 (c)(f)	97,418	81,360
Class G, 0.6085% 9/15/21 (c)(f)	192,585	155,064
Class H, 0.6485% 9/15/21 (c)(f)	49,497	37,873
Merrill Lynch Mortgage Trust:
Series 2005-CKI1 Class A3, 5.3913% 11/12/37 (f)	146,567	147,935
Series 2005-LC1 Class F, 5.5568% 1/12/44 (c)(f)	188,000	105,002
Merrill Lynch-CFC Commercial Mortgage Trust:
floater Series 2006-4 Class A2FL, 0.4158% 12/12/49 (f)	32,746	32,737
sequential payer:
Series 2006-1 Class A3, 5.6568% 2/12/39 (f)	230,000	233,716
Series 2006-4 Class ASB, 5.133% 12/12/49 (f)	177,970	188,940
Series 2007-5:
Class A3, 5.364% 8/12/48	84,000	86,141
Class A4, 5.378% 8/12/48	9,000	9,731
Class B, 5.479% 8/12/48	648,000	162,000
Series 2006-3 Class ASB, 5.382% 7/12/46 (f)	846,508	890,824
Series 2006-4 Class XP, 0.8109% 12/12/49 (f)(h)	3,222,242	53,763
Series 2007-6 Class B, 5.635% 3/12/51 (f)	216,000	67,470
Series 2007-7 Class B, 5.9345% 6/12/50 (f)	19,000	1,602
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF Class C, 1.449% 7/15/19 (c)(f)	40,774	23,649
Series 2007-XLFA:
Class C, 0.409% 10/15/20 (c)(f)	124,000	112,329
Class D, 0.439% 10/15/20 (c)(f)	76,067	68,527
Class E, 0.499% 10/15/20 (c)(f)	95,138	80,951
Class F, 0.549% 10/15/20 (c)(f)	57,094	43,442
Class G, 0.589% 10/15/20 (c)(f)	70,577	51,583
Class H, 0.679% 10/15/20 (c)(f)	44,426	25,806
Class J, 0.829% 10/15/20 (c)(f)	25,989	10,808
Class MHRO, 0.939% 10/15/20 (c)(f)	69,447	58,335
Class NHRO, 1.139% 10/15/20 (c)(f)	105,124	86,202
Commercial Mortgage Securities - continued
	Principal Amount	Value
Morgan Stanley Capital I Trust: - continued
sequential payer:
Series 2003-IQ4 Class A2, 4.07% 5/15/40	$ 199,287	$ 204,200
Series 2005-IQ9 Class A3, 4.54% 7/15/56	222,752	227,001
Series 2007-IQ13 Class A1, 5.05% 3/15/44	1,520	1,519
Series 2006-HQ10 Class X2, 0.6911% 11/12/41 (c)(f)(h)	1,101,604	4,509
Series 2006-HQ8 Class A3, 5.6512% 3/12/44 (f)	71,390	71,778
Series 2006-T23 Class A3, 5.986% 8/12/41 (f)	110,000	114,905
Morgan Stanley Dean Witter Capital I Trust sequential payer Series 2003-T11 Class A4, 5.15% 6/13/41	247,621	257,053
Providence Place Group Ltd. Partnership sequential payer Series 2000-C1 Class A1, 7.75% 7/20/16 (c)	121,232	126,506
Structured Asset Securities Corp. Series 1997-LLI Class D, 7.15% 10/12/34	10,226	10,241
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2006-WL7A:
Class A1, 0.3751% 9/15/21 (c)(f)	536,741	517,018
Class E, 0.5696% 9/15/21 (c)(f)	201,847	158,097
Class F, 0.6296% 9/15/21 (c)(f)	214,060	161,242
Class G, 0.6496% 9/15/21 (c)(f)	202,788	146,667
Class J, 0.8896% 9/15/21 (c)(f)	45,086	20,435
Series 2007-WHL8:
Class AP1, 0.9485% 6/15/20 (c)(f)	16,443	14,798
Class AP2, 1.0485% 6/15/20 (c)(f)	26,799	23,583
Class F, 0.7285% 6/15/20 (c)(f)	526,588	342,282
Class LXR1, 0.9485% 6/15/20 (c)(f)	26,316	21,316
sequential payer:
Series 2006-C29 Class A3, 5.313% 11/15/48	574,000	591,444
Series 2007-C30:
Class A3, 5.246% 12/15/43	69,387	70,991
Class A4, 5.305% 12/15/43	64,000	68,014
Class A5, 5.342% 12/15/43	231,000	251,619
Series 2007-C32:
Class A2, 5.9237% 6/15/49 (f)	221,992	230,076
Class A3, 5.9287% 6/15/49 (f)	367,000	404,029
Series 2005-C22 Class F, 5.5336% 12/15/44 (c)(f)	360,000	87,040
Series 2007-C30:
Class C, 5.483% 12/15/43 (f)	648,000	255,892
Class XP, 0.6327% 12/15/43 (c)(f)(h)	1,932,136	18,877
Series 2007-C31 Class C, 5.8735% 4/15/47 (f)	59,000	12,048
Commercial Mortgage Securities - continued
	Principal Amount	Value
Wachovia Bank Commercial Mortgage Trust: - continued
Series 2007-C31A Class A2, 5.421% 4/15/47	$ 662,261	$ 688,106
Wachovia Bank Commercial Mortgage Trust pass-thru certificates sequential payer Series 2007-C33 Class A5, 6.0964% 2/15/51 (f)	143,000	157,894
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $27,808,779)		33,169,959
Municipal Securities - 0.4%

California Gen. Oblig. 5.25% 4/1/14	1,500,000	1,602,240
Illinois Gen. Oblig.:
Series 2010, 3.321% 1/1/13	920,000	938,041
Series 2011, 5.877% 3/1/19	75,000	83,048
TOTAL MUNICIPAL SECURITIES (Cost $2,498,541)		2,623,329
Foreign Government and Government Agency Obligations - 1.2%

Brazilian Federative Republic 4.875% 1/22/21	500,000	565,000
Chilean Republic 3.25% 9/14/21	224,000	229,712
Hydro-Quebec 2% 6/30/16	2,500,000	2,576,240
New Brunswick Province 2.75% 6/15/18	1,300,000	1,367,288
Ontario Province 2.3% 5/10/16	2,820,000	2,925,366
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $7,457,943)		7,663,606
Supranational Obligations - 0.0%

Corporacion Andina de Fomento 5.2% 5/21/13 (Cost $35,619)	37,000	38,408
Bank Notes - 0.4%

National City Bank, Cleveland 0.6269% 3/1/13 (f)	1,729,000	1,730,193
Wachovia Bank NA 6% 11/15/17	570,000	655,588
TOTAL BANK NOTES (Cost $2,286,046)		2,385,781
Fixed-Income Funds - 0.8%
	Shares	Value
Fidelity Specialized High Income Central Fund (g) (Cost $4,804,391)	48,063	$ 4,991,856
Money Market Funds - 0.7%

Fidelity Cash Central Fund, 0.12% (a) (Cost $4,489,158)	4,489,158	4,489,158
TOTAL INVESTMENT PORTFOLIO - 99.4% (Cost $593,935,754)		629,682,796
NET OTHER ASSETS (LIABILITIES) - 0.6%		3,553,177
NET ASSETS - 100%		$ 633,235,973
Swap Agreements
	Expiration Date	Notional Amount
Credit Default Swaps
Receive monthly notional amount multiplied by .82% and pay UBS upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC6 Class M3, 5.6413% 7/25/34 (Rating-Ca) (e)	August 2034	$ 72,782	(56,298)
Receive monthly notional amount multiplied by 2.5% and pay Credit Suisse First Boston upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R11 Class M9, 8.03% 11/25/34 (Rating-C) (e)	Dec. 2034	248,360	(238,614)
Receive monthly notional amount multiplied by 2.61% and pay Goldman Sachs upon credit event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-A Class B3, 7.0413% 1/25/34 (Rating-C) (e)	Feb. 2034	806	(753)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive monthly notional amount multiplied by 3.05% and pay Merrill Lynch upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8, Class B3, 7.2913% 9/25/34 (Rating-Ca) (e)

	Oct. 2034	$ 85,210	$ (71,782)
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE7, Class B3, 9.01% 8/25/34 (Rating-C) (e)	Sept. 2034	70,670	(61,616)
		$ 477,828	$ (429,063)
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Non-income producing - Security is in default.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $61,242,696 or 9.7% of net assets.

(d) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $110,992.

(e) Represents a credit default swap contract in which the Fund has sold protection on the underlying reference entity. The value of each credit default swap and the credit rating can be measures of the current payment/performance risk. For the underlying reference entity, ratings disclosed are from Moody's Investors Service, Inc. Where Moody's ratings are not available, S&P ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes. Where a credit rating is not disclosed, the value is used as the measure of the payment/performance risk.

(f) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(g) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

(h) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,870
Fidelity Specialized High Income Central Fund	158,540
Total	$ 160,410
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Specialized High Income Central Fund	$ 5,890,796	$ 158,540	$ 1,300,150	$ 4,991,856	1.1%
Other Information

The following is a summary of the inputs used, as of February 29, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 218,138,968	$ -	$ 218,138,968	$ -
U.S. Government and Government Agency Obligations	251,501,103	-	251,501,103	-
U.S. Government Agency - Mortgage Securities	37,312,187	-	37,312,187	-
Asset-Backed Securities	57,118,845	-	55,292,971	1,825,874
Collateralized Mortgage Obligations	10,249,596	-	9,863,152	386,444
Commercial Mortgage Securities	33,169,959	-	30,312,155	2,857,804
Municipal Securities	2,623,329	-	2,623,329	-
Foreign Government and Government Agency Obligations	7,663,606	-	7,663,606	-
Supranational Obligations	38,408	-	38,408	-
Bank Notes	2,385,781	-	2,385,781	-
Fixed-Income Funds	4,991,856	4,991,856	-	-
Money Market Funds	4,489,158	4,489,158	-	-
Total Investments in Securities:	$ 629,682,796	$ 9,481,014	$ 615,131,660	$ 5,070,122
Derivative Instruments:
Liabilities
Swap Agreements	$ (429,063)	$ -	$ -	$ (429,063)
The following is a reconciliation of Investments in Securities and Derivative Instruments for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 6,731,716
Total Realized Gain (Loss)	118,750
Total Unrealized Gain (Loss)	(426,378)
Cost of Purchases	1,384
Proceeds of Sales	(1,212,984)
Amortization/Accretion	48,687
Transfers in to Level 3	1,781,183
Transfers out of Level 3	(1,972,236)
Ending Balance	$ 5,070,122
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at February 29, 2012	$ (372,458)
Derivative Instruments:
Swap Agreements
Beginning Balance	$ (374,228)
Total Unrealized Gain (Loss)	(54,835)
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ (429,063)
Realized gain (loss) on Swap Agreements for the period	$ 6,578
The change in unrealized gain (loss) for the period attributable to Level 3 Swap Agreements held at February 29, 2012	$ (54,835)

The information used in the above reconciliations represents fiscal year to date activity for any Investments in Securities and Derivative Instruments identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliations are included in Net Gain (Loss) on the Fund's Statement of Operations.

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of February 29, 2012. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type	Value
	Asset	Liability
Credit Risk
Swap Agreements (a)	$ -	$ (429,063)
(a) Value is disclosed on the Statement of Assets and Liabilities in the Swap agreements, at value line-items.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	February 29, 2012 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $584,642,205)	$ 620,201,782
Fidelity Central Funds (cost $9,293,549)	9,481,014
Total Investments (cost $593,935,754)		$ 629,682,796
Cash		18,161
Receivable for investments sold		2,219,076
Receivable for swap agreements		1,247
Receivable for fund shares sold		850,329
Interest receivable		3,830,354
Distributions receivable from Fidelity Central Funds		563
Prepaid expenses		883
Other receivables		404,301
Total assets		637,007,710

Liabilities
Payable for investments purchased	$ 399,951
Payable for fund shares redeemed	1,887,229
Distributions payable	162,302
Swap agreements, at value	429,063
Accrued management fee	167,027
Distribution and service plan fees payable	156,281
Other affiliated payables	111,609
Other payables and accrued expenses	458,275
Total liabilities		3,771,737

Net Assets		$ 633,235,973
Net Assets consist of:
Paid in capital		$ 643,415,153
Undistributed net investment income		4,149,584
Accumulated undistributed net realized gain (loss) on investments		(49,643,962)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		35,315,198
Net Assets		$ 633,235,973

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

February 29, 2012 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($194,586,929 ÷ 16,913,811 shares)	$ 11.50

Maximum offering price per share (100/97.25 of $11.50)	$ 11.83
Class T: Net Asset Value and redemption price per share ($269,477,378 ÷ 23,409,935 shares)	$ 11.51

Maximum offering price per share (100/97.25 of $11.51)	$ 11.84
Class B: Net Asset Value and offering price per share ($5,996,550 ÷ 521,825 shares)A	$ 11.49
Class C: Net Asset Value and offering price per share ($65,469,656 ÷ 5,702,970 shares)A	$ 11.48
Institutional Class: Net Asset Value, offering price and redemption price per share ($97,705,460 ÷ 8,470,878 shares)	$ 11.53

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended February 29, 2012 (Unaudited)

Investment Income
Dividends		$ 5,285
Interest		11,091,058
Income from Fidelity Central Funds		160,410
Total income		11,256,753

Expenses
Management fee	$ 998,670
Transfer agent fees	551,889
Distribution and service plan fees	934,798
Accounting and security lending fees	123,483
Custodian fees and expenses	16,261
Independent trustees' compensation	1,224
Registration fees	54,587
Audit	57,254
Legal	1,246
Miscellaneous	2,567
Total expenses before reductions	2,741,979
Expense reductions	(59)	2,741,920
Net investment income (loss)		8,514,833
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	4,829,585
Fidelity Central Funds	18,829
Swap agreements	6,578
Total net realized gain (loss)		4,854,992
Change in net unrealized appreciation (depreciation) on: Investment securities	(2,367,986)
Swap agreements	(54,835)
Total change in net unrealized appreciation (depreciation)		(2,422,821)
Net gain (loss)		2,432,171
Net increase (decrease) in net assets resulting from operations		$ 10,947,004

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended February 29, 2012 (Unaudited)	Year ended August 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 8,514,833	$ 19,519,052
Net realized gain (loss)	4,854,992	16,567,374
Change in net unrealized appreciation (depreciation)	(2,422,821)	(9,619,670)
Net increase (decrease) in net assets resulting from operations	10,947,004	26,466,756
Distributions to shareholders from net investment income	(7,617,845)	(18,348,879)
Distributions to shareholders from net realized gain	-	(937,926)
Total distributions	(7,617,845)	(19,286,805)
Share transactions - net increase (decrease)	8,213,613	(96,763,897)
Total increase (decrease) in net assets	11,542,772	(89,583,946)

Net Assets
Beginning of period	621,693,201	711,277,147
End of period (including undistributed net investment income of $4,149,584 and undistributed net investment income of $3,252,596, respectively)	$ 633,235,973	$ 621,693,201

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended February 29, 2012	Years ended August 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 11.45	$ 11.28	$ 10.48	$ 10.31	$ 10.64	$ 10.78
Income from Investment Operations
Net investment income (loss) E	.156	.344	.416	.435	.457	.487
Net realized and unrealized gain (loss)	.034	.163	.793	.149	(.319)	(.167)
Total from investment operations	.190	.507	1.209	.584	.138	.320
Distributions from net investment income	(.140)	(.322)	(.372)	(.414)	(.468)	(.460)
Distributions from net realized gain	-	(.015)	(.037)	-	-	-
Total distributions	(.140)	(.337)	(.409)	(.414)	(.468)	(.460)
Net asset value, end of period	$ 11.50	$ 11.45	$ 11.28	$ 10.48	$ 10.31	$ 10.64
Total Return B, C, D	1.67%	4.59%	11.77%	6.05%	1.28%	2.99%
Ratios to Average Net Assets F, H
Expenses before reductions	.84% A	.83%	.85%	.87%	.85%	.79%
Expenses net of fee waivers, if any	.84% A	.83%	.85%	.87%	.85%	.79%
Expenses net of all reductions	.84% A	.83%	.85%	.87%	.85%	.78%
Net investment income (loss)	2.75% A	3.06%	3.84%	4.45%	4.32%	4.52%
Supplemental Data
Net assets, end of period (000 omitted)	$ 194,587	$ 187,442	$ 211,123	$ 195,407	$ 216,683	$ 255,591
Portfolio turnover rate G	119% A	108% I	107% I	73% I	81%	89% I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended February 29, 2012	Years ended August 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 11.45	$ 11.29	$ 10.48	$ 10.32	$ 10.64	$ 10.79
Income from Investment Operations
Net investment income (loss) E	.158	.348	.420	.440	.462	.484
Net realized and unrealized gain (loss)	.044	.153	.803	.139	(.310)	(.178)
Total from investment operations	.202	.501	1.223	.579	.152	.306
Distributions from net investment income	(.142)	(.326)	(.376)	(.419)	(.472)	(.456)
Distributions from net realized gain	-	(.015)	(.037)	-	-	-
Total distributions	(.142)	(.341)	(.413)	(.419)	(.472)	(.456)
Net asset value, end of period	$ 11.51	$ 11.45	$ 11.29	$ 10.48	$ 10.32	$ 10.64
Total Return B, C, D	1.78%	4.53%	11.90%	6.00%	1.41%	2.85%
Ratios to Average Net Assets F, H
Expenses before reductions	.81% A	.80%	.81%	.82%	.82%	.82%
Expenses net of fee waivers, if any	.81% A	.80%	.81%	.82%	.82%	.82%
Expenses net of all reductions	.81% A	.80%	.81%	.82%	.82%	.82%
Net investment income (loss)	2.78% A	3.09%	3.87%	4.50%	4.35%	4.48%
Supplemental Data
Net assets, end of period (000 omitted)	$ 269,477	$ 274,215	$ 314,110	$ 290,428	$ 344,229	$ 503,737
Portfolio turnover rate G	119% A	108% I	107% I	73% I	81%	89% I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended February 29, 2012	Years ended August 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 11.43	$ 11.27	$ 10.47	$ 10.30	$ 10.63	$ 10.77
Income from Investment Operations
Net investment income (loss) E	.115	.264	.339	.369	.385	.409
Net realized and unrealized gain (loss)	.044	.154	.794	.150	(.318)	(.169)
Total from investment operations	.159	.418	1.133	.519	.067	.240
Distributions from net investment income	(.099)	(.243)	(.296)	(.349)	(.397)	(.380)
Distributions from net realized gain	-	(.015)	(.037)	-	-	-
Total distributions	(.099)	(.258)	(.333)	(.349)	(.397)	(.380)
Net asset value, end of period	$ 11.49	$ 11.43	$ 11.27	$ 10.47	$ 10.30	$ 10.63
Total Return B, C, D	1.40%	3.77%	11.00%	5.35%	.60%	2.24%
Ratios to Average Net Assets F, H
Expenses before reductions	1.57% A	1.55%	1.55%	1.54%	1.53%	1.52%
Expenses net of fee waivers, if any	1.57% A	1.55%	1.55%	1.54%	1.53%	1.52%
Expenses net of all reductions	1.57% A	1.55%	1.55%	1.54%	1.53%	1.52%
Net investment income (loss)	2.02% A	2.35%	3.13%	3.78%	3.64%	3.78%
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,997	$ 7,018	$ 10,941	$ 11,753	$ 15,141	$ 22,609
Portfolio turnover rate G	119% A	108% I	107% I	73% I	81%	89% I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended February 29, 2012	Years ended August 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 11.42	$ 11.26	$ 10.46	$ 10.29	$ 10.62	$ 10.76
Income from Investment Operations
Net investment income (loss) E	.114	.262	.338	.364	.378	.400
Net realized and unrealized gain (loss)	.044	.154	.794	.150	(.317)	(.167)
Total from investment operations	.158	.416	1.132	.514	.061	.233
Distributions from net investment income	(.098)	(.241)	(.295)	(.344)	(.391)	(.373)
Distributions from net realized gain	-	(.015)	(.037)	-	-	-
Total distributions	(.098)	(.256)	(.332)	(.344)	(.391)	(.373)
Net asset value, end of period	$ 11.48	$ 11.42	$ 11.26	$ 10.46	$ 10.29	$ 10.62
Total Return B, C, D	1.39%	3.76%	11.00%	5.31%	.54%	2.18%
Ratios to Average Net Assets F, H
Expenses before reductions	1.58% A	1.56%	1.56%	1.59%	1.59%	1.59%
Expenses net of fee waivers, if any	1.58% A	1.56%	1.56%	1.59%	1.59%	1.59%
Expenses net of all reductions	1.58% A	1.56%	1.56%	1.59%	1.59%	1.58%
Net investment income (loss)	2.00% A	2.33%	3.12%	3.73%	3.58%	3.72%
Supplemental Data
Net assets, end of period (000 omitted)	$ 65,470	$ 63,435	$ 80,043	$ 63,750	$ 52,529	$ 58,693
Portfolio turnover rate G	119% A	108% I	107% I	73% I	81%	89% I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended February 29, 2012	Years ended August 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 11.48	$ 11.31	$ 10.50	$ 10.34	$ 10.66	$ 10.80
Income from Investment Operations
Net investment income (loss) D	.171	.373	.447	.468	.494	.513
Net realized and unrealized gain (loss)	.033	.163	.802	.139	(.311)	(.169)
Total from investment operations	.204	.536	1.249	.607	.183	.344
Distributions from net investment income	(.154)	(.351)	(.402)	(.447)	(.503)	(.484)
Distributions from net realized gain	-	(.015)	(.037)	-	-	-
Total distributions	(.154)	(.366)	(.439)	(.447)	(.503)	(.484)
Net asset value, end of period	$ 11.53	$ 11.48	$ 11.31	$ 10.50	$ 10.34	$ 10.66
Total Return B, C	1.79%	4.85%	12.15%	6.30%	1.71%	3.22%
Ratios to Average Net Assets E, G
Expenses before reductions	.59% A	.58%	.57%	.54%	.53%	.55%
Expenses net of fee waivers, if any	.59% A	.58%	.57%	.54%	.53%	.55%
Expenses net of all reductions	.59% A	.58%	.57%	.54%	.53%	.55%
Net investment income (loss)	3.00% A	3.32%	4.11%	4.78%	4.64%	4.75%
Supplemental Data
Net assets, end of period (000 omitted)	$ 97,705	$ 89,583	$ 95,061	$ 78,372	$ 362,708	$ 715,292
Portfolio turnover rate F	119% A	108% H	107% H	73% H	81%	89% H

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended February 29, 2012 (Unaudited)

1. Organization.

Fidelity Advisor® Intermediate Bond Fund (the Fund) is a fund of Fidelity Advisor Series II (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of four years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on their investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The following summarizes the Fund's investment in each Fidelity Central Fund.

Semiannual Report

2. Investments in Fidelity Central Funds - continued

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity Specialized High Income Central Fund	FMR Co., Inc. (FMRC)	Seeks a high level of current income by normally investing in income-producing debt securities, with an emphasis on lower-quality debt securities.	Delayed Delivery & When Issued Securities Loans & Direct Debt Instruments Repurchase Agreements Restricted Securities

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including security valuation policies) of those funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of February 29, 2012 for the Fund's investments, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, bank notes, foreign government and government agency obligations, municipal securities, supranational obligations and U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. For asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. Swaps are marked-to-market daily based on valuations from independent pricing services or dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Pricing services utilize matrix pricing which considers comparisons to interest rate curves, credit spread curves, default possibilities and recovery rates and, as a result, swaps are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

New Accounting Pronouncements. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update is effective during interim and annual periods beginning after December 15, 2011 and will result in additional disclosure for transfers between levels as well as expanded disclosure for securities categorized as Level 3 under the fair value hierarchy.

In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to interest income even though principal is not received until maturity. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to swap agreements, market discount, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 26,489,345
Gross unrealized depreciation	(2,677,381)
Net unrealized appreciation (depreciation) on securities and other investments	$ 23,811,964

Tax cost	$ 605,870,832

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. At August 31, 2011 capital loss carryforwards were as follows:

Fiscal year of expiration
2016	$ (3,445,754)
2017	(13,593,034)
2018	(18,759,952)
Total capital loss carryforward	$ (35,798,740)

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund used derivative instruments (derivatives), including swap agreements, in order to meet its investment objectives. The strategy is to use derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain over-the-counter (OTC)

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

derivatives such as swap agreements, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the counterparty. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on OTC derivatives in an amount not less than the counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Derivatives involve, to varying degrees, risk of loss in excess of the amounts recognized in the Statement of Assets and Liabilities.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period.

Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Credit Risk
Swap Agreements (a)	6,578	(54,835)

(a) A summary of the value of derivatives by risk exposure as of period end, is included at the end of the Schedule of Investments and is representative of activity for the period.

Semiannual Report

5. Derivative Instruments - continued

Swap Agreements. A swap agreement (swap) is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

Details of swaps open at period end are included in the Schedule of Investments under the caption "Swap Agreements." Swaps are marked-to-market daily and changes in value are recorded as unrealized appreciation or (depreciation) and reflected in the Statement of Assets and Liabilities. Any upfront premiums paid or received upon entering a swap to compensate for differences between stated terms of the agreement and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded as realized gain or (loss) ratably over the term of the swap. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Realized gain or (loss) is also recorded in the event of an early termination of a swap. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Credit Default Swaps. Credit default swaps enable the Fund to buy or sell protection on a debt security or a basket of securities against a defined credit event. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller acts as a guarantor of the creditworthiness of a reference obligation. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to provide a measure of protection against defaults of an issuer. The issuer may be either a single issuer or a "basket" of issuers. Periodic payments are made over the life of the contract provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay, obligation acceleration or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller.

As a seller, if an underlying credit event occurs, the Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the reference obligation or underlying securities comprising an index or pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Derivative Instruments - continued

Credit Default Swaps - continued

As a buyer, if an underlying credit event occurs, the Fund will either receive from the seller an amount equal to the notional amount of the swap and deliver the reference obligation or underlying securities comprising an index or receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

The notional amount of credit default swaps is included in the Schedule of Investments and approximates the maximum potential amount of future payments that the Fund could be required to make if the Fund is the seller and a credit event were to occur. The total notional amount of all credit default swaps open at period end where the Fund is the seller amounted to $477,828 representing 0.08% of net assets.

6. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $55,619,071 and $55,053,513, respectively.

7. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .32% of the Fund's average net assets.

Semiannual Report

7. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 237,847	$ 9,389
Class T	-%	.25%	344,405	2,092
Class B	.65%	.25%	30,221	21,875
Class C	.75%	.25%	322,325	42,335
			$ 934,798	$ 75,691

Sales Load. FDC may receive a front-end sales charge of up to 2.75% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 3.00% to 1.00% for Class B, 1.00% for Class C, .75% or .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 9,965
Class T	3,046
Class B*	4,143
Class C*	4,307
$ 21,461

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 176,640.19
Class T	220,030.16
Class B	8,821.26
Class C	57,019.18
Institutional Class	89,379.19
	$ 551,889

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

8. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $868 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

9. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation

Semiannual Report

9. Security Lending - continued

to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is maintained at the Fund's custodian and/or invested in cash equivalents. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Total security lending income during the period amounted to $4,320.

10. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $59.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended February 29, 2012	Year ended August 31, 2011
From net investment income
Class A	$ 2,335,322	$ 5,532,975
Class T	3,407,882	8,298,201
Class B	58,056	185,526
Class C	554,012	1,454,482
Institutional Class	1,262,573	2,877,695
Total	$ 7,617,845	$ 18,348,879
From net realized gain
Class A	$ -	$ 277,121
Class T	-	415,972
Class B	-	14,010
Class C	-	104,258
Institutional Class	-	126,565
Total	$ -	$ 937,926

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended February 29, 2012	Year ended August 31, 2011	Six months ended February 29, 2012	Year ended August 31, 2011
Class A
Shares sold	2,828,710	4,404,009	$ 32,336,932	$ 49,603,576
Reinvestment of distributions	167,601	419,543	1,916,987	4,719,208
Shares redeemed	(2,456,678)	(7,163,345)	(28,081,744)	(80,194,309)
Net increase (decrease)	539,633	(2,339,793)	$ 6,172,175	$ (25,871,525)
Class T
Shares sold	4,271,993	6,304,457	$ 48,788,914	$ 70,986,556
Reinvestment of distributions	282,658	733,623	3,235,047	8,253,801
Shares redeemed	(5,085,472)	(10,924,752)	(58,239,992)	(122,319,193)
Net increase (decrease)	(530,821)	(3,886,672)	$ (6,216,031)	$ (43,078,836)
Class B
Shares sold	70,732	130,207	$ 804,997	$ 1,474,556
Reinvestment of distributions	4,540	16,164	51,863	181,551
Shares redeemed	(167,206)	(503,441)	(1,907,438)	(5,638,256)
Net increase (decrease)	(91,934)	(357,070)	$ (1,050,578)	$ (3,982,149)
Class C
Shares sold	885,192	1,492,562	$ 10,085,010	$ 16,820,363
Reinvestment of distributions	39,611	110,942	452,134	1,245,103
Shares redeemed	(775,040)	(3,159,856)	(8,833,856)	(35,300,044)
Net increase (decrease)	149,763	(1,556,352)	$ 1,703,288	$ (17,234,578)
Institutional Class
Shares sold	1,360,471	2,701,789	$ 15,578,002	$ 30,352,013
Reinvestment of distributions	99,137	239,277	1,136,875	2,696,942
Shares redeemed	(794,516)	(3,540,888)	(9,110,118)	(39,645,764)
Net increase (decrease)	665,092	(599,822)	$ 7,604,759	$ (6,596,809)

13. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

14. Credit Risk.

The Fund invests a portion of its assets in structured securities of issuers backed by residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Advisor Intermediate Bond Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and considers at each of its meetings factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established three standing committees, Operations, Audit, and Nominating and Governance, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2011 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts is fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Semiannual Report

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of the Investment Advisers' investment staff, including its size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, managing, and compensating investment personnel. The Board also noted that FMR has devoted increased resources to non-U.S. offices. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities which allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and enhancers. The Board also believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools which permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered the Investment Advisers' trading capabilities and resources which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the investment adviser's supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers, with 35 new branches opening since 2010.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and support of the senior management team that oversees asset management; (ii) rationalizing product lines through the mergers of six funds into other funds; (iii) continuing to migrate the Freedom Funds to dedicated lower cost underlying funds; (iv) obtaining shareholder approval to broaden the investment strategies for Fidelity Consumer Finance Portfolio, Fidelity Emerging Asia Fund, and Fidelity Environment and Alternative Energy Portfolio; (v) contractually agreeing to reduce the management fees and impose other expense limitations on Spartan 500 Index Fund and U.S. Bond Index Fund in connection with launching new institutional classes of these funds; (vi) changing the name, primary and supplemental benchmarks, and investment policies of Fidelity Global Strategies Fund to support the fund's flexible investment mandate and global orientation; and (vii) reducing the transfer agency account fee rates on certain accounts.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured over multiple periods against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by Fidelity and reviewed by the Board. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2010, the cumulative total returns of Institutional Class (Class I) and Class C of the fund, the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The returns of Institutional Class (Class I) and Class C show the performance of the highest and lowest performing classes, respectively (based on five-year performance). The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the class indicated.

Semiannual Report

Fidelity Advisor Intermediate Bond Fund

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of Institutional Class (Class I) of the fund was in the first quartile for the one-year period and the second quartile for the three- and five-year periods. The Board also noted that the investment performance of Institutional Class (Class I) of the fund compared favorably to its benchmark for the one- and three-year periods, although the fund's five-year cumulative total return was lower than its benchmark. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 12% means that 88% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Fidelity Advisor Intermediate Bond Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2010.

Semiannual Report

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of each class's total expense ratio, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each class ranked below its competitive median for 2010.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. In March 2010, the Board created an ad hoc joint committee with the board of other Fidelity funds (the Committee) to review and compare Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered, including the findings of the Committee.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board also noted that in 2009, it and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

Semiannual Report

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that any potential economies of scale are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the compensation paid to fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's fee structures and rationale for recommending different fees among different categories of funds and classes, as well as Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes; (vi) the reasons why certain expenses affect various funds and classes differently; (vii) Fidelity's transfer agent fees, expenses, and services and how the benefits of decreased costs and new efficiencies can be shared across all of the Fidelity funds; (viii) the reasons for and consequences of changes to certain product lines compared to competitors; (ix) the allocation of and historical trends in Fidelity's realization of fall-out benefits; and (x) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expense ratios for certain funds and classes or to achieve further economies of scale.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments Money
Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

LTB-USAN-0412
1.784888.109

(Fidelity Investment logo)(registered trademark)

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Intermediate Bond

Fund - Institutional Class

Semiannual Report

February 29, 2012

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2011 to February 29, 2012).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value September 1, 2011	Ending Account Value February 29, 2012	Expenses Paid During Period * September 1, 2011 to February 29, 2012
Class A	.84%
Actual		$ 1,000.00	$ 1,016.70	$ 4.21
HypotheticalA		$ 1,000.00	$ 1,020.69	$ 4.22
Class T	.81%
Actual		$ 1,000.00	$ 1,017.80	$ 4.06
HypotheticalA		$ 1,000.00	$ 1,020.84	$ 4.07
Class B	1.57%
Actual		$ 1,000.00	$ 1,014.00	$ 7.86
HypotheticalA		$ 1,000.00	$ 1,017.06	$ 7.87
Class C	1.58%
Actual		$ 1,000.00	$ 1,013.90	$ 7.91
HypotheticalA		$ 1,000.00	$ 1,017.01	$ 7.92
Institutional Class	.59%
Actual		$ 1,000.00	$ 1,017.90	$ 2.96
HypotheticalA		$ 1,000.00	$ 1,021.93	$ 2.97

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Semiannual Report

Investment Changes (Unaudited)

Quality Diversification (% of fund's net assets)
As of February 29, 2012	As of August 31, 2011
U.S. Government and U.S. Government Agency Obligations† 46.2%	U.S. Government and U.S. Government Agency Obligations† 45.5%
AAA 14.0%	AAA 14.0%
AA 7.1%	AA 7.6%
A 9.3%	A 10.2%
BBB 19.2%	BBB 17.5%
BB and Below 2.3%	BB and Below 3.1%
Not Rated 0.2%	Not Rated 0.3%
Short-Term Investments and Net Other Assets 1.7%	Short-Term Investments and Net Other Assets 1.8%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Securities rated BB or below were rated investment grade at the time of acquisition. The information in the above table is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's fixed-income central funds.

Weighted Average Maturity as of February 29, 2012
6 months ago
Years	4.6	4.6

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of February 29, 2012
6 months ago
Years	3.9	3.8

Duration estimates how much a bond fund's price will change with a change in comparable interest rates. If rates rise 1%, for example, a fund with a 5-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example. Duration takes into account any call or put option embedded in the bonds.

Asset Allocation (% of fund's net assets)
As of February 29, 2012 *		As of August 31, 2011 **
	Corporate Bonds 35.2%		Corporate Bonds 35.4%
	U.S. Government and U.S. Government Agency Obligations† 46.2%		U.S. Government and U.S. Government Agency Obligations† 45.5%
	Asset-Backed Securities 9.0%		Asset-Backed Securities 8.2%
	CMOs and Other Mortgage Related Securities 6.2%		CMOs and Other Mortgage Related Securities 7.5%
	Municipal Bonds 0.4%		Municipal Bonds 0.4%
	Other Investments 1.3%		Other Investments 1.2%
	Short-Term Investments and Net Other Assets 1.7%		Short-Term Investments and Net Other Assets 1.8%
* Foreign investments	9.3%	** Foreign investments	9.4%

* Futures and Swaps	0.0%	** Futures and Swaps	0.0%
† Includes NCUA Guaranteed Notes.

The information in the above table is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's fixed-income central funds. A holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investments in underlying non-money market Fidelity Central Funds is available at advisor.fidelity.com.

Semiannual Report

Investments February 29, 2012 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 34.5%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 3.1%
Auto Components - 0.2%
DaimlerChrysler NA Holding Corp. 6.5% 11/15/13	$ 1,121,000	$ 1,223,297
Automobiles - 0.3%
Daimler Finance North America LLC 1.95% 3/28/14 (c)	790,000	796,391
Volkswagen International Finance NV 1.875% 4/1/14 (c)	1,180,000	1,192,831
		1,989,222
Diversified Consumer Services - 0.1%
Yale University 2.9% 10/15/14	530,000	562,669
Media - 1.9%
Comcast Corp.:
4.95% 6/15/16	326,000	368,491
5.15% 3/1/20	693,000	812,046
5.7% 5/15/18	42,000	49,609
COX Communications, Inc. 4.625% 6/1/13	674,000	706,475
Discovery Communications LLC:
3.7% 6/1/15	875,000	937,977
5.05% 6/1/20	322,000	369,070
NBCUniversal Media LLC:
3.65% 4/30/15	66,000	70,801
5.15% 4/30/20	1,000,000	1,155,921
News America, Inc.:
5.3% 12/15/14	132,000	146,544
6.9% 3/1/19	750,000	912,016
Time Warner Cable, Inc.:
5.4% 7/2/12	425,000	431,509
5.85% 5/1/17	996,000	1,172,133
6.2% 7/1/13	404,000	432,625
6.75% 7/1/18	1,141,000	1,402,506
Time Warner, Inc.:
3.15% 7/15/15	24,000	25,490
4.875% 3/15/20	731,000	821,974
5.875% 11/15/16	685,000	810,028
Viacom, Inc.:
3.5% 4/1/17	455,000	488,397
6.125% 10/5/17	679,000	809,551
		11,923,163
Multiline Retail - 0.2%
Target Corp. 3.875% 7/15/20	1,000,000	1,103,063
Nonconvertible Bonds - continued
	Principal Amount	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - 0.4%
Home Depot, Inc. 4.4% 4/1/21	$ 610,000	$ 699,227
Lowe's Companies, Inc. 4.625% 4/15/20	750,000	845,144
Staples, Inc. 7.375% 10/1/12	1,352,000	1,402,362
		2,946,733
TOTAL CONSUMER DISCRETIONARY		19,748,147
CONSUMER STAPLES - 2.1%
Beverages - 1.0%
Anheuser-Busch InBev Worldwide, Inc.:
1.5% 7/14/14	551,000	559,719
2.5% 3/26/13	1,453,000	1,482,994
5.375% 11/15/14	111,000	124,189
FBG Finance Ltd. 5.125% 6/15/15 (c)	510,000	562,560
Fortune Brands, Inc.:
5.375% 1/15/16	466,000	517,327
6.375% 6/15/14	272,000	300,277
PepsiCo, Inc. 7.9% 11/1/18	815,000	1,111,882
SABMiller Holdings, Inc. 2.45% 1/15/17 (c)	1,280,000	1,305,229
The Coca-Cola Co. 3.15% 11/15/20	80,000	85,128
		6,049,305
Food & Staples Retailing - 0.2%
CVS Caremark Corp. 4.125% 5/15/21	620,000	681,890
Wal-Mart Stores, Inc. 2.25% 7/8/15	820,000	858,072
		1,539,962
Food Products - 0.3%
Cargill, Inc. 6% 11/27/17 (c)	106,000	125,543
General Mills, Inc. 5.2% 3/17/15	650,000	727,053
Kraft Foods, Inc.:
5.375% 2/10/20	660,000	769,328
6.5% 8/11/17	140,000	169,932
6.75% 2/19/14	82,000	90,920
		1,882,776
Tobacco - 0.6%
Altria Group, Inc.:
8.5% 11/10/13	30,000	33,712
9.7% 11/10/18	1,342,000	1,826,804
Nonconvertible Bonds - continued
	Principal Amount	Value
CONSUMER STAPLES - continued
Tobacco - continued
Philip Morris International, Inc. 4.5% 3/26/20	$ 1,000,000	$ 1,131,028
Reynolds American, Inc. 6.75% 6/15/17	513,000	611,139
		3,602,683
TOTAL CONSUMER STAPLES		13,074,726
ENERGY - 4.4%
Energy Equipment & Services - 0.7%
DCP Midstream LLC 5.35% 3/15/20 (c)	633,000	698,902
El Paso Pipeline Partners Operating Co. LLC 6.5% 4/1/20	768,000	855,523
Halliburton Co. 6.15% 9/15/19	425,000	515,212
Noble Holding International Ltd.:
2.5% 3/15/17	262,000	264,568
3.45% 8/1/15	58,000	60,661
Transocean, Inc. 5.05% 12/15/16	417,000	456,280
Weatherford International Ltd.:
4.95% 10/15/13	303,000	318,915
5.15% 3/15/13	1,469,000	1,519,722
		4,689,783
Oil, Gas & Consumable Fuels - 3.7%
Anadarko Petroleum Corp.:
5.95% 9/15/16	45,000	52,104
6.375% 9/15/17	555,000	666,274
BG Energy Capital PLC 2.875% 10/15/16 (c)	620,000	643,164
Canadian Natural Resources Ltd. 5.15% 2/1/13	781,000	812,748
Cenovus Energy, Inc. 5.7% 10/15/19	650,000	782,784
Duke Capital LLC 6.25% 2/15/13	151,000	158,439
Duke Energy Field Services 5.375% 10/15/15 (c)	212,000	229,931
El Paso Natural Gas Co. 5.95% 4/15/17	21,000	23,313
Enbridge Energy Partners LP 4.2% 9/15/21	615,000	656,247
Encana Holdings Finance Corp. 5.8% 5/1/14	502,000	544,689
Enterprise Products Operating LP:
4.05% 2/15/22	610,000	646,859
4.6% 8/1/12	706,000	717,153
5.6% 10/15/14	339,000	373,526
5.65% 4/1/13	105,000	110,181
EQT Corp. 4.875% 11/15/21	276,000	282,274
Gulf South Pipeline Co. LP 5.75% 8/15/12 (c)	671,000	682,250
Gulfstream Natural Gas System LLC 6.95% 6/1/16 (c)	20,000	23,146
Nonconvertible Bonds - continued
	Principal Amount	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Marathon Petroleum Corp. 3.5% 3/1/16	$ 875,000	$ 907,279
Midcontinent Express Pipeline LLC 5.45% 9/15/14 (c)	877,000	908,319
Nexen, Inc.:
5.2% 3/10/15	158,000	171,518
6.2% 7/30/19	55,000	65,315
NGPL PipeCo LLC 6.514% 12/15/12 (c)	397,000	383,377
Petro-Canada 6.05% 5/15/18	326,000	394,683
Petrobras International Finance Co. Ltd.:
2.875% 2/6/15	630,000	644,049
5.75% 1/20/20	816,000	897,600
7.875% 3/15/19	647,000	795,810
Petroleos Mexicanos:
4.875% 1/24/22 (c)	700,000	731,500
6% 3/5/20	59,000	67,113
Plains All American Pipeline LP/PAA Finance Corp.:
3.95% 9/15/15	375,000	398,232
4.25% 9/1/12	1,045,000	1,060,337
5.75% 1/15/20	962,000	1,114,528
Ras Laffan Liquefied Natural Gas Co. Ltd. III:
4.5% 9/30/12 (c)	329,000	333,935
5.832% 9/30/16 (c)	209,466	225,176
Rockies Express Pipeline LLC 6.25% 7/15/13 (c)	473,000	482,460
Southeast Supply Header LLC 4.85% 8/15/14 (c)	862,000	914,560
Spectra Energy Capital, LLC 5.65% 3/1/20	28,000	31,994
Suncor Energy, Inc. 6.1% 6/1/18	944,000	1,151,828
Texas Eastern Transmission LP 6% 9/15/17 (c)	1,096,000	1,270,068
TransCapitalInvest Ltd. 5.67% 3/5/14 (c)	489,000	517,118
Transcontinental Gas Pipe Line Corp. 6.4% 4/15/16	394,000	458,322
Western Gas Partners LP 5.375% 6/1/21	600,000	640,218
XTO Energy, Inc.:
4.9% 2/1/14	777,000	837,305
5% 1/31/15	264,000	295,330
5.65% 4/1/16	181,000	213,612
		23,316,668
TOTAL ENERGY		28,006,451
FINANCIALS - 16.6%
Capital Markets - 2.0%
Bear Stearns Companies, Inc. 5.3% 10/30/15	374,000	414,913
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Capital Markets - continued
BlackRock, Inc. 4.25% 5/24/21	$ 650,000	$ 704,579
Goldman Sachs Group, Inc.:
3.7% 8/1/15	712,000	726,199
5.25% 7/27/21	750,000	751,005
5.95% 1/18/18	1,693,000	1,829,889
6.15% 4/1/18	402,000	435,731
Lazard Group LLC:
6.85% 6/15/17	669,000	727,275
7.125% 5/15/15	239,000	257,606
Merrill Lynch & Co., Inc.:
6.4% 8/28/17	40,000	42,123
6.875% 4/25/18	726,000	790,263
Morgan Stanley:
4.1% 1/26/15	1,320,000	1,322,167
4.75% 4/1/14	138,000	139,621
5.45% 1/9/17	200,000	205,790
5.625% 9/23/19	112,000	111,955
5.75% 1/25/21	647,000	641,151
5.95% 12/28/17	383,000	397,765
6% 4/28/15	130,000	136,949
7.3% 5/13/19	603,000	650,674
Royal Bank of Scotland PLC 4.875% 8/25/14 (c)	1,200,000	1,237,849
The Bank of New York Mellon Corp. 2.4% 1/17/17	1,250,000	1,284,125
		12,807,629
Commercial Banks - 4.8%
ANZ Banking Group Ltd. 2.125% 1/10/14 (c)	740,000	745,002
Bank of Montreal 2.5% 1/11/17	640,000	653,164
Barclays Bank PLC 2.375% 1/13/14	1,680,000	1,682,223
BNP Paribas 2.125% 12/21/12	380,000	381,047
Comerica, Inc. 3% 9/16/15	2,000	2,071
Commonwealth Bank of Australia 2.9% 9/17/14 (c)	3,000,000	3,136,767
Credit Suisse New York Branch 6% 2/15/18	1,605,000	1,690,648
Danske Bank A/S 3.875% 4/14/16 (c)	910,000	893,128
DBS Bank Ltd. (Singapore) 0.7176% 5/16/17 (c)(f)	846,000	841,770
Fifth Third Bancorp:
3.625% 1/25/16	361,000	381,422
4.5% 6/1/18	63,000	65,277
8.25% 3/1/38	68,000	87,098
Fifth Third Bank 4.75% 2/1/15	308,000	324,923
Fifth Third Capital Trust IV 6.5% 4/15/67 (f)	7,000	6,948
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Commercial Banks - continued
First Niagara Financial Group, Inc. 6.75% 3/19/20	$ 625,000	$ 680,226
HBOS PLC 6.75% 5/21/18 (c)	509,000	457,383
HSBC Holdings PLC 5.1% 4/5/21	610,000	667,422
Huntington Bancshares, Inc. 7% 12/15/20	180,000	203,518
ING Bank NV 2.65% 1/14/13 (c)	1,310,000	1,312,227
JPMorgan Chase Bank 6% 10/1/17	1,762,000	1,977,323
KeyBank NA 5.8% 7/1/14	801,000	866,834
KeyCorp. 5.1% 3/24/21	622,000	675,935
Marshall & Ilsley Bank:
5% 1/17/17	778,000	830,778
5.25% 9/4/12	6,000	6,128
PNC Funding Corp. 3.625% 2/8/15	717,000	766,225
Rabobank (Netherlands) NV 1.85% 1/10/14	1,998,000	2,012,829
Regions Bank 7.5% 5/15/18	250,000	272,500
Regions Financial Corp.:
0.7438% 6/26/12 (f)	31,000	30,974
5.75% 6/15/15	4,000	4,088
7.75% 11/10/14	20,000	21,354
SunTrust Banks, Inc. 3.6% 4/15/16	525,000	544,254
Svenska Handelsbanken AB 2.875% 9/14/12 (c)	2,245,000	2,269,861
The Toronto Dominion Bank 2.375% 10/19/16	1,230,000	1,268,297
UnionBanCal Corp. 5.25% 12/16/13	115,000	119,142
Wachovia Bank NA 4.875% 2/1/15	283,000	306,117
Wachovia Corp. 5.625% 10/15/16	590,000	663,188
Wells Fargo & Co.:
1.25% 2/13/15	2,229,000	2,224,640
3.676% 6/15/16	620,000	664,464
Westpac Banking Corp. 1.85% 12/9/13	687,000	693,851
		30,431,046
Consumer Finance - 2.1%
American Express Credit Corp. 2.75% 9/15/15	2,160,000	2,247,283
American Honda Finance Corp. 2.375% 3/18/13 (c)	300,000	305,351
Capital One Financial Corp.:
2.125% 7/15/14	1,309,000	1,312,410
3.15% 7/15/16	605,000	618,071
7.375% 5/23/14	232,000	258,194
Discover Financial Services:
6.45% 6/12/17	399,000	438,007
10.25% 7/15/19	54,000	68,855
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Consumer Finance - continued
General Electric Capital Corp.:
2.1% 1/7/14	$ 177,000	$ 180,535
2.15% 1/9/15	936,000	960,310
2.25% 11/9/15	886,000	911,352
2.9% 1/9/17	640,000	668,510
2.95% 5/9/16	255,000	266,726
3.35% 10/17/16	610,000	650,804
3.5% 6/29/15	1,263,000	1,345,766
5.4% 9/20/13	887,000	946,258
6.375% 11/15/67 (f)	1,275,000	1,294,125
HSBC USA, Inc. 2.375% 2/13/15	511,000	518,226
		12,990,783
Diversified Financial Services - 3.1%
Bank of America Corp:
4.5% 4/1/15	1,230,000	1,248,718
5.75% 12/1/17	1,150,000	1,204,025
5.875% 1/5/21	980,000	1,031,187
BB&T Corp. 2.05% 4/28/14	750,000	765,256
BP Capital Markets PLC:
2.248% 11/1/16	620,000	641,000
3.125% 10/1/15	60,000	64,249
3.2% 3/11/16	610,000	651,950
Capital One Capital V 10.25% 8/15/39	140,000	145,950
Citigroup, Inc.:
3.953% 6/15/16	610,000	630,624
4.75% 5/19/15	1,605,000	1,700,862
5.125% 5/5/14	239,000	252,086
6.125% 5/15/18	38,000	42,451
6.5% 8/19/13	2,950,000	3,126,059
Deutsche Bank AG London Branch 2.375% 1/11/13	1,320,000	1,330,545
JPMorgan Chase & Co.:
3.15% 7/5/16	600,000	617,854
3.4% 6/24/15	2,482,000	2,611,352
4.5% 1/24/22	640,000	679,811
5.4% 1/6/42	266,000	286,931
TECO Finance, Inc.:
4% 3/15/16	171,000	180,958
5.15% 3/15/20	252,000	283,110
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Diversified Financial Services - continued
USAA Capital Corp. 3.5% 7/17/14 (c)	$ 932,000	$ 976,744
Whirlpool Corp. 8% 5/1/12	710,000	717,523
ZFS Finance USA Trust IV 5.875% 5/9/62 (c)(f)	527,000	513,825
		19,703,070
Insurance - 2.0%
American International Group, Inc. 4.25% 9/15/14	970,000	1,004,063
Aon Corp.:
3.5% 9/30/15	911,000	952,454
5% 9/30/20	600,000	671,733
Assurant, Inc. 5.625% 2/15/14	332,000	351,560
Axis Capital Holdings Ltd. 5.75% 12/1/14	84,000	89,340
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (c)(f)	259,000	257,058
Hartford Financial Services Group, Inc. 5.375% 3/15/17	18,000	18,724
Liberty Mutual Group, Inc.:
5% 6/1/21 (c)	599,000	597,595
6.5% 3/15/35 (c)	104,000	109,174
Marsh & McLennan Companies, Inc. 4.8% 7/15/21	361,000	402,379
MetLife, Inc.:
2.375% 2/6/14	876,000	899,668
5% 6/15/15	175,000	193,816
Metropolitan Life Global Funding I 2.5% 9/29/15 (c)	750,000	770,202
Monumental Global Funding III 5.5% 4/22/13 (c)	382,000	398,174
New York Life Global Funding 2.25% 12/14/12 (c)	650,000	658,506
Northwestern Mutual Life Insurance Co. 6.063% 3/30/40 (c)	48,000	59,224
Pacific Life Global Funding 5.15% 4/15/13 (c)	1,218,000	1,274,381
Pacific LifeCorp 6% 2/10/20 (c)	51,000	55,765
Prudential Financial, Inc.:
3.625% 9/17/12	643,000	652,654
4.5% 11/15/20	700,000	744,973
5.15% 1/15/13	73,000	75,695
5.4% 6/13/35	68,000	69,864
QBE Insurance Group Ltd. 5.647% 7/1/23 (c)(f)	29,000	26,222
Symetra Financial Corp. 6.125% 4/1/16 (c)	892,000	912,962
Unum Group:
5.625% 9/15/20	370,000	392,986
7.125% 9/30/16	704,000	805,380
		12,444,552
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Real Estate Investment Trusts - 0.7%
Alexandria Real Estate Equities, Inc. 4.6% 4/1/22	$ 189,000	$ 191,217
AvalonBay Communities, Inc. 4.95% 3/15/13	55,000	56,841
BRE Properties, Inc. 5.5% 3/15/17	61,000	66,809
Camden Property Trust:
5.375% 12/15/13	326,000	339,573
5.875% 11/30/12	102,000	104,479
Developers Diversified Realty Corp.:
4.75% 4/15/18	290,000	297,688
5.375% 10/15/12	225,000	227,167
7.5% 4/1/17	389,000	437,219
Duke Realty LP:
4.625% 5/15/13	122,000	125,977
5.875% 8/15/12	86,000	87,372
Equity One, Inc.:
6% 9/15/17	131,000	140,706
6.25% 12/15/14	62,000	66,983
6.25% 1/15/17	74,000	80,190
Federal Realty Investment Trust:
5.4% 12/1/13	85,000	89,761
5.9% 4/1/20	5,000	5,638
6% 7/15/12	509,000	517,015
6.2% 1/15/17	94,000	106,363
HRPT Properties Trust:
5.75% 11/1/15	211,000	220,634
6.25% 6/15/17	186,000	198,677
6.65% 1/15/18	95,000	102,262
UDR, Inc. 5.5% 4/1/14	1,107,000	1,163,291
Washington (REIT) 5.25% 1/15/14	30,000	31,445
		4,657,307
Real Estate Management & Development - 1.9%
AMB Property LP 5.9% 8/15/13	389,000	400,914
BioMed Realty LP:
3.85% 4/15/16	1,000,000	1,029,027
6.125% 4/15/20	6,000	6,734
Brandywine Operating Partnership LP:
5.7% 5/1/17	369,000	383,607
5.75% 4/1/12	371,000	371,715
Colonial Properties Trust 6.875% 8/15/12	107,000	108,574
Duke Realty LP:
5.4% 8/15/14	498,000	531,530
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Real Estate Management & Development - continued
Duke Realty LP: - continued
6.25% 5/15/13	$ 1,166,000	$ 1,226,353
6.75% 3/15/20	35,000	40,689
8.25% 8/15/19	7,000	8,704
ERP Operating LP:
4.625% 12/15/21	630,000	674,802
4.75% 7/15/20	446,000	478,372
5.375% 8/1/16	240,000	267,421
5.5% 10/1/12	384,000	394,029
5.75% 6/15/17	1,003,000	1,140,785
Liberty Property LP:
4.75% 10/1/20	455,000	470,163
5.125% 3/2/15	170,000	180,273
5.5% 12/15/16	260,000	284,813
6.625% 10/1/17	582,000	666,298
Mack-Cali Realty LP 7.75% 8/15/19	64,000	78,023
Post Apartment Homes LP 6.3% 6/1/13	571,000	593,354
Prime Property Funding, Inc.:
5.125% 6/1/15 (c)	189,000	192,385
5.35% 4/15/12 (c)	101,000	101,169
5.5% 1/15/14 (c)	144,000	147,393
5.7% 4/15/17 (c)	295,000	302,565
Regency Centers LP:
4.95% 4/15/14	92,000	96,409
5.25% 8/1/15	322,000	346,708
5.875% 6/15/17	160,000	178,795
Simon Property Group LP:
2.8% 1/30/17	142,000	147,664
4.2% 2/1/15	234,000	249,565
5.3% 5/30/13	12,000	12,488
Tanger Properties LP:
6.125% 6/1/20	606,000	690,067
6.15% 11/15/15	115,000	128,908
		11,930,296
TOTAL FINANCIALS		104,964,683
Nonconvertible Bonds - continued
	Principal Amount	Value
HEALTH CARE - 1.2%
Biotechnology - 0.1%
Amgen, Inc. 5.85% 6/1/17	$ 446,000	$ 525,588
Celgene Corp. 2.45% 10/15/15	56,000	57,528
		583,116
Health Care Equipment & Supplies - 0.1%
Medtronic, Inc. 4.45% 3/15/20	670,000	765,486
Health Care Providers & Services - 0.8%
Coventry Health Care, Inc.:
5.95% 3/15/17	264,000	299,408
6.3% 8/15/14	546,000	597,602
Express Scripts, Inc.:
3.125% 5/15/16	555,000	573,827
5.25% 6/15/12	505,000	511,071
6.25% 6/15/14	299,000	329,253
Medco Health Solutions, Inc. 2.75% 9/15/15	1,108,000	1,122,239
UnitedHealth Group, Inc. 3.875% 10/15/20	759,000	825,211
WellPoint, Inc. 4.35% 8/15/20	760,000	831,217
		5,089,828
Pharmaceuticals - 0.2%
Merck & Co., Inc. 5% 6/30/19	348,000	416,807
Teva Pharmaceutical Finance II BV/Teva Pharmaceutical Finance III LLC 3% 6/15/15	1,000,000	1,060,395
Watson Pharmaceuticals, Inc. 5% 8/15/14	66,000	70,470
		1,547,672
TOTAL HEALTH CARE		7,986,102
INDUSTRIALS - 0.4%
Aerospace & Defense - 0.0%
BAE Systems Holdings, Inc. 4.95% 6/1/14 (c)	53,000	55,926
Airlines - 0.2%
Continental Airlines, Inc.:
6.648% 3/15/19	452,323	474,940
6.795% 2/2/20	20,196	20,347
6.9% 7/2/19	119,701	127,481
U.S. Airways pass-thru trust certificates:
6.85% 1/30/18	248,089	250,570
8.36% 1/20/19	200,700	203,710
		1,077,048
Nonconvertible Bonds - continued
	Principal Amount	Value
INDUSTRIALS - continued
Industrial Conglomerates - 0.1%
Covidien International Finance SA 6% 10/15/17	$ 442,000	$ 535,336
Road & Rail - 0.1%
Burlington Northern Santa Fe LLC 3.45% 9/15/21	600,000	622,672
TOTAL INDUSTRIALS		2,290,982
INFORMATION TECHNOLOGY - 0.9%
Computers & Peripherals - 0.1%
Hewlett-Packard Co. 2.625% 12/9/14	630,000	653,240
Electronic Equipment & Components - 0.3%
Tyco Electronics Group SA:
5.95% 1/15/14	526,000	564,248
6% 10/1/12	673,000	693,582
6.55% 10/1/17	356,000	420,557
		1,678,387
Office Electronics - 0.3%
Xerox Corp. 4.25% 2/15/15	2,064,000	2,198,082
Software - 0.2%
Oracle Corp. 3.875% 7/15/20	1,000,000	1,120,692
TOTAL INFORMATION TECHNOLOGY		5,650,401
MATERIALS - 1.1%
Chemicals - 0.4%
Dow Chemical Co.:
4.125% 11/15/21	594,000	631,943
4.25% 11/15/20	321,000	343,597
4.85% 8/15/12	1,481,000	1,507,208
7.6% 5/15/14	80,000	90,921
		2,573,669
Construction Materials - 0.1%
CRH America, Inc. 6% 9/30/16	319,000	347,867
Metals & Mining - 0.6%
Anglo American Capital PLC:
2.15% 9/27/13 (c)	1,000,000	997,691
9.375% 4/8/14 (c)	459,000	527,981
9.375% 4/8/19 (c)	630,000	815,507
ArcelorMittal SA 3.75% 3/1/16	166,000	166,537
Nonconvertible Bonds - continued
	Principal Amount	Value
MATERIALS - continued
Metals & Mining - continued
Corporacion Nacional del Cobre de Chile (Codelco):
3.875% 11/3/21 (c)	$ 630,000	$ 645,561
6.375% 11/30/12 (c)	302,000	312,204
Vale Overseas Ltd. 6.25% 1/23/17	403,000	465,395
		3,930,876
TOTAL MATERIALS		6,852,412
TELECOMMUNICATION SERVICES - 2.0%
Diversified Telecommunication Services - 1.4%
AT&T Broadband Corp. 8.375% 3/15/13	390,000	420,491
AT&T, Inc.:
2.5% 8/15/15	562,000	587,199
6.7% 11/15/13	177,000	194,693
CenturyLink, Inc. 6.15% 9/15/19	592,000	621,730
Deutsche Telekom International Financial BV:
3.125% 4/11/16 (c)	923,000	956,580
5.25% 7/22/13	370,000	389,399
France Telecom SA 2.125% 9/16/15	220,000	223,812
Qwest Corp. 3.7963% 6/15/13 (f)	1,080,000	1,098,900
SBC Communications, Inc. 5.1% 9/15/14	950,000	1,050,730
Telefonica Emisiones SAU:
3.729% 4/27/15	1,278,000	1,283,990
6.421% 6/20/16	234,000	252,084
Verizon Communications, Inc.:
2% 11/1/16	1,279,000	1,307,527
3% 4/1/16	621,000	662,686
		9,049,821
Wireless Telecommunication Services - 0.6%
America Movil SAB de CV:
2.375% 9/8/16	646,000	659,704
3.625% 3/30/15	600,000	633,000
DIRECTV Holdings LLC/DIRECTV Financing, Inc.:
4.75% 10/1/14	1,360,000	1,481,882
5.875% 10/1/19	34,000	39,548
Nonconvertible Bonds - continued
	Principal Amount	Value
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
Vodafone Group PLC:
4.15% 6/10/14	$ 346,000	$ 370,728
5% 12/16/13	398,000	427,114
		3,611,976
TOTAL TELECOMMUNICATION SERVICES		12,661,797
UTILITIES - 2.7%
Electric Utilities - 1.6%
Ameren Illinois Co. 6.125% 11/15/17	62,000	70,258
AmerenUE 6.4% 6/15/17	519,000	624,968
Cleveland Electric Illuminating Co. 5.65% 12/15/13	714,000	763,800
Commonwealth Edison Co. 4% 8/1/20	600,000	654,473
Duquesne Light Holdings, Inc. 6.4% 9/15/20 (c)	48,000	51,820
Edison International 3.75% 9/15/17	431,000	458,147
EDP Finance BV:
4.9% 10/1/19 (c)	200,000	157,740
5.375% 11/2/12 (c)	1,001,000	999,499
Exelon Corp. 4.9% 6/15/15	415,000	452,049
FirstEnergy Corp. 7.375% 11/15/31	55,000	70,067
FirstEnergy Solutions Corp.:
4.8% 2/15/15	160,000	172,899
6.05% 8/15/21	655,000	746,405
LG&E and KU Energy LLC:
2.125% 11/15/15	479,000	477,422
3.75% 11/15/20	2,000	2,032
Nevada Power Co.:
6.5% 5/15/18	1,562,000	1,909,184
6.5% 8/1/18	273,000	334,143
Pacific Gas & Electric Co. 3.25% 9/15/21	95,000	97,982
Pennsylvania Electric Co. 6.05% 9/1/17	115,000	132,177
Pepco Holdings, Inc. 2.7% 10/1/15	456,000	461,934
Progress Energy, Inc. 4.4% 1/15/21	732,000	804,560
Sierra Pacific Power Co. 5.45% 9/1/13	270,000	286,465
Tampa Electric Co. 5.4% 5/15/21	238,000	278,768
Wisconsin Electric Power Co. 2.95% 9/15/21	110,000	112,473
		10,119,265
Gas Utilities - 0.0%
Southern Natural Gas Co. / Southern Natural Issuing Corp. 4.4% 6/15/21	188,000	193,922
Nonconvertible Bonds - continued
	Principal Amount	Value
UTILITIES - continued
Independent Power Producers & Energy Traders - 0.4%
Duke Capital LLC 5.668% 8/15/14	$ 357,000	$ 386,916
Exelon Generation Co. LLC 5.35% 1/15/14	231,000	248,361
PPL Energy Supply LLC 6.3% 7/15/13	1,500,000	1,591,341
PSEG Power LLC 2.75% 9/15/16	148,000	150,388
		2,377,006
Multi-Utilities - 0.7%
Consolidated Edison Co. of New York, Inc. 4.45% 6/15/20	680,000	774,157
Dominion Resources, Inc.:
2.8793% 9/30/66 (f)	651,000	554,154
7.5% 6/30/66 (f)	567,000	599,603
MidAmerican Energy Holdings, Co. 5.875% 10/1/12	495,000	509,014
National Grid PLC 6.3% 8/1/16	248,000	287,952
NiSource Finance Corp.:
5.25% 9/15/17	402,000	447,494
5.4% 7/15/14	234,000	255,140
5.45% 9/15/20	43,000	48,524
6.4% 3/15/18	230,000	271,686
Wisconsin Energy Corp. 6.25% 5/15/67 (f)	454,000	465,350
		4,213,074
TOTAL UTILITIES		16,903,267
TOTAL NONCONVERTIBLE BONDS (Cost $202,294,890)		218,138,968
U.S. Government and Government Agency Obligations - 39.7%

U.S. Government Agency Obligations - 2.6%
Fannie Mae:
0.375% 3/16/15	584,000	580,980
0.625% 10/30/14	233,000	233,689
0.75% 12/19/14	833,000	839,131
0.875% 8/28/14	4,614,000	4,668,459
Freddie Mac:
0.5% 4/17/15	402,000	400,794
0.625% 12/29/14	201,000	201,518
0.75% 11/25/14	248,000	249,559
1% 7/30/14	2,698,000	2,733,257
U.S. Government and Government Agency Obligations - continued
	Principal Amount	Value
U.S. Government Agency Obligations - continued
Freddie Mac: - continued
1% 8/27/14	$ 2,210,000	$ 2,238,894
1.75% 9/10/15	4,207,000	4,374,279
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		16,520,560
U.S. Treasury Obligations - 37.0%
U.S. Treasury Notes:
0.875% 11/30/16	16,269,000	16,312,210
0.875% 2/28/17	26,845,000	26,849,188
1% 9/30/16	7,613,000	7,687,349
1.375% 2/28/19	37,064,000	37,011,888
1.75% 7/31/15	26,929,000	28,041,922
1.875% 6/30/15	4,339,000	4,534,255
1.875% 9/30/17	12,226,000	12,781,904
3% 9/30/16	11,517,000	12,667,802
3.125% 1/31/17	8,719,000	9,667,191
3.125% 5/15/21 (d)	41,171,000	45,696,594
3.625% 2/15/20	21,040,000	24,278,182
4.25% 8/15/15	7,619,000	8,585,066
TOTAL U.S. TREASURY OBLIGATIONS		234,113,551
Other Government Related - 0.1%
National Credit Union Administration Guaranteed Notes Master Trust 1.4% 6/12/15 (NCUA Guaranteed)	850,000	866,992
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $241,217,466)		251,501,103
U.S. Government Agency - Mortgage Securities - 5.9%

Fannie Mae - 4.8%
1.925% 12/1/34 (f)	44,195	46,028
1.926% 2/1/33 (f)	43,740	45,802
1.93% 10/1/33 (f)	48,342	50,296
1.952% 3/1/35 (f)	37,099	39,031
1.964% 10/1/33 (f)	21,609	22,700
2.036% 7/1/35 (f)	20,511	21,541
2.05% 3/1/35 (f)	7,263	7,509
2.115% 10/1/35 (f)	67,908	71,086
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
2.301% 7/1/34 (f)	$ 25,356	$ 26,878
2.303% 6/1/36 (f)	34,637	36,744
2.424% 10/1/33 (f)	51,335	54,288
2.445% 7/1/35 (f)	151,940	160,327
2.448% 3/1/35 (f)	24,307	25,435
2.471% 12/1/33 (f)	1,400,187	1,466,433
2.487% 11/1/36 (f)	272,866	290,773
2.537% 7/1/35 (f)	241,792	256,960
2.597% 4/1/35 (f)	857,801	914,647
2.632% 5/1/35 (f)	98,659	104,189
2.635% 7/1/37 (f)	78,939	84,120
3% 7/1/21 to 11/1/21	9,705,819	10,154,887
3.188% 1/1/40 (f)	500,002	519,133
3.471% 3/1/40 (f)	377,897	391,449
3.5% 12/1/25	10,677,935	11,203,708
3.539% 12/1/39 (f)	141,149	146,753
3.613% 3/1/40 (f)	534,618	558,019
4% 8/1/18	572,792	606,217
4.5% 8/1/18 to 3/1/35	1,075,012	1,149,817
6% 5/1/16 to 4/1/17	183,420	195,301
6.5% 12/1/13 to 11/1/17	524,439	562,143
7% 5/1/12 to 6/1/33	809,860	925,863
7.5% 8/1/17 to 3/1/28	227,288	266,710
8.5% 5/1/21 to 9/1/25	41,385	48,189
9.5% 2/1/25	4,055	4,362
10.5% 8/1/20	10,838	12,804
12.5% 12/1/13 to 4/1/15	4,158	4,605
TOTAL FANNIE MAE		30,474,747
Freddie Mac - 1.1%
2.084% 4/1/35 (f)	384,814	407,123
2.468% 1/1/35 (f)	81,471	84,824
2.943% 3/1/33 (f)	7,859	8,360
3% 8/1/21	1,380,739	1,446,396
3.149% 10/1/35 (f)	51,229	54,583
3.56% 4/1/40 (f)	330,136	343,583
3.565% 4/1/40 (f)	288,804	299,748
3.618% 2/1/40 (f)	700,766	726,983
4.5% 8/1/18	1,153,407	1,231,000
5% 3/1/19	1,803,620	1,939,386
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Freddie Mac - continued
8.5% 9/1/24 to 8/1/27	$ 46,584	$ 55,904
11.5% 10/1/15	1,828	1,971
TOTAL FREDDIE MAC		6,599,861
Ginnie Mae - 0.0%
7% 7/15/28 to 11/15/28	162,682	187,165
7.5% 2/15/28 to 10/15/28	4,256	5,002
8% 6/15/24	203	238
8.5% 10/15/21	35,769	41,857
11% 7/20/19 to 8/20/19	2,795	3,317
TOTAL GINNIE MAE		237,579
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $36,209,504)		37,312,187
Asset-Backed Securities - 9.0%

Accredited Mortgage Loan Trust Series 2005-1 Class M1, 0.714% 4/25/35 (f)	102,912	55,594
ACE Securities Corp. Home Equity Loan Trust:
Series 2004-HE1 Class M2, 1.894% 3/25/34 (f)	56,455	39,570
Series 2005-HE2 Class M2, 0.694% 4/25/35 (f)	12,197	11,842
Advanta Business Card Master Trust:
Series 2006-C1 Class C1, 0.6758% 10/20/14 (f)	62,000	620
Series 2007-D1 Class D, 1.5863% 1/22/13 (c)(f)	1,065,000	15,975
Ally Auto Receivables Trust:
Series 2009 B Class A3, 1.98% 10/15/13 (c)	556,235	558,719
Series 2009-A:
Class A3, 2.33% 6/17/13 (c)	92,278	92,658
Class A4, 3% 10/15/15 (c)	280,000	285,117
Series 2010-1 Class A4, 2.3% 12/15/14	1,120,000	1,146,238
Series 2010-4 Class A4, 1.35% 12/15/15	570,000	575,960
Series 2010-5 Class A4, 1.75% 3/15/16	240,000	244,772
Series 2011-1 Class A4, 2.23% 3/15/16	1,090,000	1,124,281
Series 2011-2 Class A3, 1.18% 4/15/15	600,000	603,962
Series 2011-3 Class A3, 0.97% 8/17/15	770,000	772,875
Series 2011-4 Class A2, 0.65% 3/17/14	240,000	240,084
Series 2012-1 Class A2, 0.71% 9/15/14	900,000	901,738
Ally Master Owner Trust:
Series 2010-3 Class A, 2.88% 4/15/15 (c)	320,000	326,361
Asset-Backed Securities - continued
	Principal Amount	Value
Ally Master Owner Trust: - continued
Series 2011-1 Class A2, 2.15% 1/15/16	$ 2,260,000	$ 2,301,510
Series 2011-3 Class A2, 1.81% 5/15/16	1,240,000	1,256,409
Series 2011-5 Class A1, 0.8985% 6/15/15 (f)	1,240,000	1,242,447
Series 2012-1 Class A2, 0.7% 2/15/17	1,260,000	1,260,769
AmeriCredit Automobile Receivables Trust:
Series 2010-4 Class A3, 1.27% 4/8/15	870,000	867,296
Series 2011-1 Class A3, 1.39% 9/8/15	450,000	453,530
Series 2011-2 Class A3, 1.61% 10/8/15	910,000	920,367
Series 2011-3 Class A3, 1.17% 1/8/16	330,000	331,941
Series 2011-4 Class A/S, 0.92% 3/9/15	910,000	911,473
Series 2011-5 Class A2, 1.19% 8/8/15	300,000	301,232
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 0.944% 12/25/33 (f)	9,466	7,446
Series 2004-R2 Class M3, 0.794% 4/25/34 (f)	15,238	4,772
Series 2005-R2 Class M1, 0.694% 4/25/35 (f)	176,341	153,105
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 1.0563% 3/25/34 (f)	4,092	2,949
Series 2004-W11 Class M2, 0.944% 11/25/34 (f)	63,962	45,494
Series 2004-W7 Class M1, 0.794% 5/25/34 (f)	185,706	132,946
Series 2006-W4 Class A2C, 0.404% 5/25/36 (f)	150,889	36,893
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2004-HE2 Class M1, 1.069% 4/25/34 (f)	216,483	146,742
Series 2006-HE2 Class M1, 0.614% 3/25/36 (f)	15,125	119
Avis Budget Rental Car Funding (AESOP) LLC Series 2009-1A Class A, 9.31% 10/20/13 (c)	1,140,000	1,175,617
Axon Financial Funding Ltd. Series 2007-1 Class A1, 1.181% 4/4/17 (b)(c)(f)	842,000	0
Bank of America Auto Trust:
Series 2009-1A Class A4, 3.52% 6/15/16 (c)	500,000	507,323
Series 2009-2A Class A3, 2.13% 9/15/13 (c)	44,001	44,078
Series 2009-3A Class A3, 1.67% 12/15/13 (c)	239,394	239,938
Series 2010-2 Class A3, 1.31% 7/15/14	703,157	705,570
Bear Stearns Asset Backed Securities I Trust Series 2005-HE2 Class M2, 1.369% 2/25/35 (f)	427,000	240,699
BMW Vehicle Lease Trust:
Series 2010-1 Class A3, 0.82% 4/15/13	817,118	817,982
Series 2011-1 Class A3, 1.06% 2/20/14	880,000	883,612
Brazos Higher Education Authority, Inc. Series 2006-2 Class A9, 0.5838% 12/25/24 (f)	119,539	105,385
Capital Auto Receivables Asset Trust Series 2007-1 Class C, 5.38% 11/15/12	72,000	72,402
Asset-Backed Securities - continued
	Principal Amount	Value
Capital One Multi-Asset Execution Trust Series 2008-A3 Class A3, 5.05% 2/15/16	$ 400,000	$ 420,095
Capital Trust Ltd. Series 2004-1:
Class A2, 0.6955% 7/20/39 (c)(f)	31,572	23,521
Class B, 0.9955% 7/20/39 (c)(f)	30,070	12,329
Class C, 1.3455% 7/20/39 (c)(f)	38,684	870
Carrington Mortgage Loan Trust Series 2007-RFC1 Class A3, 0.384% 12/25/36 (f)	205,465	64,992
Chase Issuance Trust Series 2011-A2 Class A2, 0.3385% 5/15/15 (f)	2,300,000	2,301,143
Chrysler Financial Auto Securitization Trust Series 2010-A Class A3, 0.91% 8/8/13	700,000	700,778
Citibank Credit Card Issuance Trust:
Series 2008-A5 Class A5, 4.85% 4/22/15	700,000	734,539
Series 2009-A5 Class A5, 2.25% 12/23/14	2,070,000	2,100,090
Citibank Omni Master Trust Series 2009-A8 Class A8, 2.3485% 5/16/16 (c)(f)	1,000,000	1,004,122
CitiFinancial Auto Issuance Trust Series 2009-1 Class A3, 2.59% 10/15/13 (c)	626,851	630,402
Countrywide Asset-Backed Certificates Trust:
Series 2007-11 Class 2A1, 0.304% 6/25/47 (f)	1,469	1,452
Series 2007-4 Class A1A, 0.3963% 9/25/37 (f)	34,013	33,154
Countrywide Home Loan Trust Series 2006-13 Class N, 7% 8/25/37 (c)	37,648	0
Countrywide Home Loans, Inc.:
Series 2003-BC1 Class B1, 5.5436% 3/25/32 (MGIC Investment Corp. Insured) (f)	36,015	6,162
Series 2004-3 Class M4, 1.214% 4/25/34 (f)	18,137	7,991
Series 2004-4 Class M2, 1.039% 6/25/34 (f)	50,135	22,673
Series 2005-3 Class MV1, 0.664% 8/25/35 (f)	18,669	18,411
Discover Card Master Trust Series 2012-A1 Class A1, 0.81% 8/15/17	1,410,000	1,409,859
Fannie Mae subordinate REMIC pass-thru certificates Series 2004-T5 Class AB3, 0.7513% 5/28/35 (f)	4,436	2,847
Fieldstone Mortgage Investment Corp. Series 2004-3 Class M5, 2.419% 8/25/34 (f)	33,155	19,323
Ford Credit Auto Lease Trust:
Series 2010-B Class A3, 0.91% 7/15/13 (c)	930,000	930,864
Series 2011-A Class A3, 1.03% 7/15/14	1,080,000	1,085,124
Ford Credit Auto Owner Trust:
Series 2009-B Class A3, 2.79% 8/15/13	120,872	121,338
Series 2009-C Class A4, 4.43% 11/15/14	520,000	539,409
Series 2009-D Class A4, 2.98% 8/15/14	690,000	704,377
Series 2009-E Class A3, 1.51% 1/15/14	276,019	276,971
Asset-Backed Securities - continued
	Principal Amount	Value
Ford Credit Auto Owner Trust: - continued
Series 2010-B:
Class A3, 0.98% 10/15/14	$ 507,866	$ 509,436
Class A4, 1.58% 9/15/15	1,360,000	1,381,495
Series 2011-B Class A4, 1.35% 12/15/16	510,000	515,897
Ford Credit Automobile Lease Trust Series 2012-A Class A3, 0.85% 1/15/15	400,000	399,960
Ford Credit Floorplan Master Owner Trust:
Series 2010-5 Class A1, 1.5% 9/15/15	640,000	646,203
Series 2012-2 Class A, 1.92% 1/15/19	1,310,000	1,310,124
Fremont Home Loan Trust:
Series 2005-A:
Class M3, 0.734% 1/25/35 (f)	81,136	25,601
Class M4, 0.924% 1/25/35 (f)	41,438	9,393
Series 2006-D Class M1, 0.474% 11/25/36 (f)	8,492	34
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 0.8706% 2/25/47 (c)(f)	335,000	117,250
GCO Slims Trust Series 2006-1A, 5.72% 3/1/22 (c)	145,579	133,933
GE Business Loan Trust:
Series 2003-1 Class A, 0.6785% 4/15/31 (c)(f)	24,355	22,771
Series 2006-2A:
Class A, 0.4285% 11/15/34 (c)(f)	226,861	187,728
Class B, 0.5285% 11/15/34 (c)(f)	82,313	53,092
Class C, 0.6285% 11/15/34 (c)(f)	135,849	67,245
Class D, 0.9985% 11/15/34 (c)(f)	51,529	11,336
GE Capital Credit Card Master Note Trust Series 2012-1 Class A, 1.03% 1/15/18	1,190,000	1,189,881
Goal Capital Funding Trust Series 2007-1 Class C1, 0.9738% 6/25/42 (f)	67,714	51,700
GSAMP Trust Series 2004-AR1 Class B4, 5% 6/25/34 (c)(f)	54,683	15,981
Guggenheim Structured Real Estate Funding Ltd. Series 2006-3:
Class B, 0.644% 9/25/46 (c)(f)	3,434	3,433
Class C, 0.794% 9/25/46 (c)(f)	174,018	88,749
Home Equity Asset Trust:
Series 2003-2 Class M1, 1.564% 8/25/33 (f)	48,998	33,344
Series 2003-3 Class M1, 1.534% 8/25/33 (f)	59,799	43,141
Series 2003-5 Class A2, 0.944% 12/25/33 (f)	2,817	2,052
Series 2005-5 Class 2A2, 0.494% 11/25/35 (f)	592	591
Series 2006-1 Class 2A3, 0.469% 4/25/36 (f)	36,823	36,516
Honda Auto Receivables Owner Trust:
Series 2010-1 Class A4, 1.98% 5/23/16	260,000	263,667
Asset-Backed Securities - continued
	Principal Amount	Value
Honda Auto Receivables Owner Trust: - continued
Series 2010-2 Class A4, 1.93% 8/18/16	$ 1,670,000	$ 1,696,352
Series 2011-1 Class A4, 1.8% 4/17/17	330,000	336,813
Series 2011-2 Class A4, 1.55% 8/18/17	820,000	833,703
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.434% 1/25/37 (f)	141,116	41,108
Hyundai Auto Lease Securitization Trust Series 2011-A Class A3, 1.02% 8/15/14 (c)	660,000	660,603
Hyundai Auto Receivables Trust Series 2009-A Class A3, 2.03% 8/15/13	98,493	98,833
John Deere Owner Trust:
Series 2009-B Class A-3, 1.57% 10/15/13	139,063	139,221
Series 2011-A Class A4, 1.96% 4/16/18	260,000	266,360
JPMorgan Mortgage Acquisition Trust:
Series 2006-NC2 Class M2, 0.544% 7/25/36 (f)	25,000	478
Series 2007-CH1 Class AV4, 0.374% 11/25/36 (f)	176,698	146,141
Keycorp Student Loan Trust:
Series 1999-A Class A2, 0.9038% 12/27/29 (f)	50,645	44,474
Series 2006-A Class 2C, 1.7238% 3/27/42 (f)	392,000	105,087
Long Beach Mortgage Loan Trust Series 2004-2 Class M2, 1.324% 6/25/34 (f)	9,594	5,697
Marriott Vacation Club Owner Trust Series 2006-2A:
Class B, 5.442% 10/20/28 (c)	1,811	1,837
Class C, 5.691% 10/20/28 (c)	905	914
Class D, 6.01% 10/20/28 (c)	9,732	9,786
MASTR Asset Backed Securities Trust Series 2007-HE1 Class M1, 0.544% 5/25/37 (f)	89,453	1,547
Mercedes-Benz Auto Lease Trust:
Series 2011-1A Class A3 1.18% 11/15/13 (c)	1,250,000	1,254,255
Series 2011-B Class A3, 1.07% 1/15/14 (c)	670,000	670,701
Mercedes-Benz Auto Receivables Trust Series 2011-1 Class A3, 0.85% 3/16/15	730,000	732,510
Meritage Mortgage Loan Trust Series 2004-1 Class M1, 0.994% 7/25/34 (f)	21,191	13,131
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 1.219% 7/25/34 (f)	70,377	47,193
Series 2006-FM1 Class A2B, 0.354% 4/25/37 (f)	155,280	115,338
Series 2006-OPT1 Class A1A, 0.504% 6/25/35 (f)	312,305	233,503
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 0.584% 8/25/34 (f)	4,895	3,757
Series 2004-NC8 Class M6, 1.494% 9/25/34 (f)	87,133	49,632
Series 2005-NC1 Class M1, 0.684% 1/25/35 (f)	45,571	28,778
Series 2005-NC2 Class B1, 1.414% 3/25/35 (f)	47,458	6,010
Asset-Backed Securities - continued
	Principal Amount	Value
Morgan Stanley ABS Capital I Trust: - continued
Series 2007-HE2 Class M1, 0.494% 1/25/37 (f)	$ 16,460	$ 48
National Collegiate Student Loan Trust:
Series 2004-2 Class AIO, 9.75% 10/27/14 (h)	614,000	41,445
Series 2006-4 Class D, 1.344% 5/25/32 (f)	300,000	639
Series 2007-1 Class AIO, 7.27% 4/25/12 (h)	2,308,000	36,928
Series 2007-2 Class AIO, 6.7% 7/25/12 (h)	1,656,899	36,754
New Century Home Equity Loan Trust Series 2005-4 Class M2, 0.754% 9/25/35 (f)	162,650	69,167
Nissan Auto Lease Trust:
Series 2010-B Class A4, 1.27% 10/15/16	290,000	291,902
Series 2011-A Class A3, 1.04% 8/15/14	910,000	915,100
Series 2011-B Class A3, 0.92% 2/16/15	460,000	459,809
Nissan Auto Receivables Owner Trust Series 2011-A Class A3, 1.18% 2/16/15	510,000	514,325
Ocala Funding LLC:
Series 2005-1A Class A, 1.7455% 3/20/10 (b)(c)(f)	64,000	0
Series 2006-1A Class A, 1.6455% 3/20/11 (b)(c)(f)	134,000	0
Option One Mortgage Loan Trust:
Series 2007-5 Class 2A1, 0.334% 5/25/37 (f)	542	538
Series 2007-6 Class 2A1, 0.304% 7/25/37 (f)	2,713	2,671
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 1.494% 9/25/34 (f)	60,741	25,612
Class M4, 1.694% 9/25/34 (f)	77,891	17,021
Series 2005-WCH1 Class M4, 1.074% 1/25/36 (f)	126,217	56,226
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 1.044% 4/25/33 (f)	582	471
Santander Drive Auto Receivables Trust Series 2011-4 Class A2, 1.37% 3/16/15	640,000	640,592
Santander Drive Automobile Receivables Trust Series 2012-1 Class A2, 1.25% 4/15/15	570,000	570,993
Saxon Asset Securities Trust Series 2004-1 Class M1, 1.039% 3/25/35 (f)	151,975	92,707
Sierra Receivables Funding Co. Series 2007-1A Class A2, 0.4309% 3/20/19 (FGIC Insured) (c)(f)	62,825	60,164
SLM Private Credit Student Loan Trust Series 2004-A Class C, 1.4963% 6/15/33 (f)	145,000	65,786
Specialty Underwriting & Residential Finance Trust Series 2006-AB2 Class N1, 5.75% 6/25/37 (c)	81,826	0
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.969% 9/25/34 (f)	7,425	2,377
SVO VOI Mortgage Corp. Series 2006-AA Class A, 5.28% 2/20/24 (c)	71,658	73,995
Asset-Backed Securities - continued
	Principal Amount	Value
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.104% 9/25/34 (f)	$ 2,472	$ 1,835
Toyota Auto Receivables Owner Trust Series 2010-B Class M3, 1.04% 2/18/14	302,389	303,238
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 1.1425% 4/6/42 (c)(f)	311,067	9,332
USAA Auto Owner Trust:
Series 2009-1 Class A4, 4.77% 9/15/14	388,702	395,426
Series 2009-2 Class A3, 1.54% 2/18/14	193,682	194,109
Volkswagen Auto Lease Trust Series 2010-A:
Class A3, 0.99% 11/20/13	1,410,000	1,413,091
Class A4, 1.18% 10/20/15	200,000	200,862
WaMu Asset Holdings Corp. Series 2006-8 Class N1, 6.048% 10/25/46 (c)	75,976	0
Wells Fargo Home Equity Trust Series 2004-3 Class A, 4.5% 11/27/34 (c)	646	0
Whinstone Capital Management Ltd. Series 1A Class B3, 2.3601% 10/25/44 (c)(f)	203,978	108,108
World Omni Automobile Lease Securitization Trust Series 2011-A, Class A3, 1.49% 10/15/14	510,000	514,011
TOTAL ASSET-BACKED SECURITIES (Cost $56,660,972)		57,118,845
Collateralized Mortgage Obligations - 1.6%

Private Sponsor - 1.0%
Arran Residential Mortgages Funding PLC floater Series 2011-1A Class A1C, 1.6931% 11/19/47 (c)(f)	813,683	814,422
Cobalt CMBS Commercial Mortgage Trust Series 2007-C2 Class B, 5.617% 4/15/47 (f)	241,000	53,020
COMM pass-thru certificates floater Series 2001-J2A Class A2F, 0.7475% 7/16/34 (c)(f)	2,334	2,333
Credit Suisse Mortgage Capital Certificates:
floater Series 2011-7R Class A1, 1.494% 8/27/47 (c)(f)	482,969	473,897
sequential payer Series 2010-16 Class A1, 3% 6/25/50 (c)	353,495	341,123
Granite Master Issuer PLC floater:
Series 2005-4 Class C2, 1.3455% 12/20/54 (f)	25,291	15,376
Series 2006-1A Class C2, 1.4455% 12/20/54 (c)(f)	578,000	352,580
Series 2006-2 Class C1, 1.1855% 12/20/54 (f)	463,000	282,430
Series 2006-3 Class C2, 0.7455% 12/20/54 (f)	128,000	78,080
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Granite Master Issuer PLC floater: - continued
Series 2006-4:
Class B1, 0.4255% 12/20/54 (f)	$ 521,000	$ 438,682
Class C1, 1.0055% 12/20/54 (f)	319,000	194,590
Class M1, 0.5855% 12/20/54 (f)	137,000	104,463
Series 2007-1:
Class 1C1, 0.8455% 12/20/54 (f)	258,000	157,380
Class 1M1, 0.5455% 12/20/54 (f)	172,000	131,150
Class 2C1, 1.2055% 12/20/54 (f)	117,000	71,370
Class 2M1, 0.7455% 12/20/54 (f)	222,000	169,275
Series 2007-2 Class 2C1, 0.676% 12/17/54 (f)	308,000	187,880
Granite Mortgages Series 2003-2 Class 1A3, 1.0612% 7/20/43 (f)	308,878	299,179
Granite Mortgages PLC floater:
Series 2003-3 Class 1C, 3.0112% 1/20/44 (f)	36,767	26,392
Series 2004-1 Class 2A1, 0.8832% 3/20/44 (f)	517,788	497,853
JPMorgan Chase Commercial Mortgage Securities Trust Series 2007-CB18 Class A3, 5.447% 6/12/47 (f)	367,136	386,605
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.454% 5/25/47 (f)	70,362	41,358
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.414% 2/25/37 (f)	139,145	93,518
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B:
Class B5, 2.6048% 7/10/35 (c)(f)	156,078	126,781
Class B6, 3.1048% 7/10/35 (c)(f)	259,651	206,643
Residential Funding Securities Corp. floater Series 2003-RP2 Class A1, 0.694% 6/25/33 (c)(f)	28,633	26,605
Santander Drive Auto Receivables Trust sequential payer Series 2011-3 Class A2, 1.11% 8/15/14	590,000	590,094
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 1.668% 7/20/34 (f)	4,073	2,935
TBW Mortgage-Backed pass-thru certificates floater Series 2006-4 Class A3, 0.4763% 9/25/36 (f)	280,140	213,660
TOTAL PRIVATE SPONSOR		6,379,674
U.S. Government Agency - 0.6%
Fannie Mae Guaranteed Mtg. pass-thru certificates Series 2010-123 Class DL, 3.5% 11/25/25	446,842	466,048
Fannie Mae subordinate REMIC pass-thru certificates:
planned amortization class Series 2002-9 Class PC, 6% 3/25/17	46,700	50,251
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Fannie Mae subordinate REMIC pass-thru certificates: - continued
sequential payer:
Series 2002-56 Class MC, 5.5% 9/25/17	$ 160,145	$ 171,736
Series 2004-86 Class KC, 4.5% 5/25/19	104,659	108,297
Series 2010-143 Class B, 3.5% 12/25/25	697,689	730,891
Freddie Mac Multi-Class pass-thru certificates:
floater Series 3346 Class FA, 0.4785% 2/15/19 (f)	645,425	646,332
planned amortization class:
Series 2356 Class GD, 6% 9/15/16	164,972	177,019
Series 2363 Class PF, 6% 9/15/16	208,267	221,362
Series 3777 Class AC, 3.5% 12/15/25	1,239,839	1,297,986
TOTAL U.S. GOVERNMENT AGENCY		3,869,922
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $8,172,445)		10,249,596
Commercial Mortgage Securities - 5.2%

Asset Securitization Corp. Series 1997-D5:
Class A2, 7.0826% 2/14/43 (f)	159,000	160,785
Class A3, 7.1326% 2/14/43 (f)	172,000	175,100
Class A6, 7.4526% 2/14/43 (f)	253,000	257,865
Class PS1, 1.4363% 2/14/43 (f)(h)	578,169	6,372
Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2006-2 Class AAB, 5.9028% 5/10/45 (f)	211,146	225,292
Series 2006-5 Class A3, 5.39% 9/10/47	301,000	318,018
Series 2006-6 Class A3, 5.369% 10/10/45	432,000	460,803
Series 2007-4 Class A3, 5.9813% 2/10/51 (f)	215,000	228,391
Series 2006-6 Class E, 5.619% 10/10/45 (c)	125,000	25,325
Series 2007-3 Class A3, 5.8426% 6/10/49 (f)	361,000	378,384
Banc of America Commercial Mortgage, Inc.:
sequential payer Series 2004-2:
Class A3, 4.05% 11/10/38	29,639	30,077
Class A4, 4.153% 11/10/38	274,000	284,617
Series 2001-3 Class H, 6.562% 4/11/37 (c)	121,000	121,323
Series 2001-PB1:
Class J, 7.166% 5/11/35 (c)	20,174	20,181
Class K, 6.15% 5/11/35 (c)	100,000	97,412
Commercial Mortgage Securities - continued
	Principal Amount	Value
Banc of America Large Loan, Inc. floater:
Series 2005-MIB1:
Class C, 0.5585% 3/15/22 (c)(f)	$ 93,000	$ 90,210
Class D, 0.6085% 3/15/22 (c)(f)	94,000	91,180
Class E, 0.6485% 3/15/22 (c)(f)	78,000	75,660
Class F, 0.7185% 3/15/22 (c)(f)	70,189	67,381
Class G, 0.7785% 3/15/22 (c)(f)	45,493	42,763
Series 2006-BIX1:
Class D, 0.4585% 10/15/19 (c)(f)	155,576	149,353
Class E, 0.4885% 10/15/19 (c)(f)	157,000	149,150
Class F, 0.5585% 10/15/19 (c)(f)	360,653	339,014
Class G, 0.5785% 10/15/19 (c)(f)	144,054	128,208
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class M1, 1.094% 12/25/33 (c)(f)	7,490	5,305
Series 2004-1:
Class A, 0.604% 4/25/34 (c)(f)	107,576	86,599
Class B, 2.144% 4/25/34 (c)(f)	14,763	8,536
Class M1, 0.804% 4/25/34 (c)(f)	11,962	8,326
Class M2, 1.444% 4/25/34 (c)(f)	11,074	7,676
Series 2005-2A:
Class A1, 0.554% 8/25/35 (c)(f)	156,305	102,038
Class M1, 0.674% 8/25/35 (c)(f)	9,210	4,740
Class M2, 0.724% 8/25/35 (c)(f)	15,191	6,917
Class M3, 0.744% 8/25/35 (c)(f)	8,405	3,345
Series 2005-3A:
Class A2, 0.644% 11/25/35 (c)(f)	68,419	45,199
Class M1, 0.684% 11/25/35 (c)(f)	8,037	4,609
Class M2, 0.734% 11/25/35 (c)(f)	10,203	5,622
Class M3, 0.754% 11/25/35 (c)(f)	9,132	4,820
Class M4, 0.844% 11/25/35 (c)(f)	11,377	5,495
Series 2005-4A:
Class A2, 0.634% 1/25/36 (c)(f)	152,637	94,622
Class B1, 1.644% 1/25/36 (c)(f)	13,191	1,750
Class M1, 0.694% 1/25/36 (c)(f)	49,238	21,249
Class M2, 0.714% 1/25/36 (c)(f)	14,772	5,734
Class M3, 0.744% 1/25/36 (c)(f)	21,572	7,546
Class M4, 0.854% 1/25/36 (c)(f)	11,931	3,707
Class M5, 0.894% 1/25/36 (c)(f)	11,931	3,229
Class M6, 0.944% 1/25/36 (c)(f)	12,672	2,450
Series 2006-1:
Class A2, 0.604% 4/25/36 (c)(f)	23,867	16,509
Class M1, 0.624% 4/25/36 (c)(f)	8,536	4,827
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bayview Commercial Asset Trust: - continued
floater:
Series 2006-1:
Class M2, 0.644% 4/25/36 (c)(f)	$ 9,019	$ 4,751
Class M3, 0.664% 4/25/36 (c)(f)	7,760	3,819
Class M4, 0.764% 4/25/36 (c)(f)	4,398	1,978
Class M5, 0.804% 4/25/36 (c)(f)	4,268	1,708
Class M6, 0.884% 4/25/36 (c)(f)	8,511	3,236
Series 2006-2A:
Class A1, 0.474% 7/25/36 (c)(f)	366,360	231,956
Class A2, 0.524% 7/25/36 (c)(f)	21,047	12,628
Class B1, 1.114% 7/25/36 (c)(f)	7,880	930
Class B3, 2.944% 7/25/36 (c)(f)	11,906	485
Class M1, 0.554% 7/25/36 (c)(f)	22,083	8,848
Class M2, 0.574% 7/25/36 (c)(f)	15,580	5,618
Class M3, 0.594% 7/25/36 (c)(f)	12,924	4,202
Class M4, 0.664% 7/25/36 (c)(f)	8,727	2,513
Class M5, 0.714% 7/25/36 (c)(f)	10,726	2,658
Class M6, 0.784% 7/25/36 (c)(f)	16,004	2,571
Series 2006-3A:
Class B1, 1.044% 10/25/36 (c)(f)	15,354	307
Class M4, 0.674% 10/25/36 (c)(f)	17,128	1,683
Class M5, 0.724% 10/25/36 (c)(f)	20,504	1,493
Class M6, 0.804% 10/25/36 (c)(f)	40,182	1,860
Series 2006-4A:
Class A1, 0.474% 12/25/36 (c)(f)	89,753	59,377
Class A2, 0.514% 12/25/36 (c)(f)	377,350	192,449
Class B1, 0.944% 12/25/36 (c)(f)	13,874	1,296
Class B2, 1.494% 12/25/36 (c)(f)	14,275	852
Class B3, 2.694% 12/25/36 (c)(f)	8,501	175
Class M1, 0.534% 12/25/36 (c)(f)	28,933	11,026
Class M2, 0.554% 12/25/36 (c)(f)	19,486	6,554
Class M3, 0.584% 12/25/36 (c)(f)	19,486	5,683
Class M4, 0.644% 12/25/36 (c)(f)	23,029	5,338
Class M5, 0.684% 12/25/36 (c)(f)	21,848	3,605
Class M6, 0.764% 12/25/36 (c)(f)	19,486	2,379
Series 2007-1:
Class A2, 0.514% 3/25/37 (c)(f)	99,558	47,788
Class B1, 0.914% 3/25/37 (c)(f)	31,723	2,288
Class B2, 1.394% 3/25/37 (c)(f)	20,288	873
Class M1, 0.514% 3/25/37 (c)(f)	27,862	9,095
Class M2, 0.534% 3/25/37 (c)(f)	20,900	5,419
Class M3, 0.564% 3/25/37 (c)(f)	18,806	3,764
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bayview Commercial Asset Trust: - continued
floater:
Series 2007-1:
Class M4, 0.614% 3/25/37 (c)(f)	$ 14,926	$ 2,209
Class M5, 0.664% 3/25/37 (c)(f)	23,675	2,983
Class M6, 0.744% 3/25/37 (c)(f)	32,731	3,376
Series 2007-2A:
Class A1, 0.514% 7/25/37 (c)(f)	92,696	47,796
Class A2, 0.564% 7/25/37 (c)(f)	86,663	30,332
Class B1, 1.844% 7/25/37 (c)(f)	26,525	1,009
Class B2, 2.494% 7/25/37 (c)(f)	8,695	460
Class M1, 0.614% 7/25/37 (c)(f)	30,432	4,610
Class M2, 0.654% 7/25/37 (c)(f)	16,441	1,813
Class M3, 0.734% 7/25/37 (c)(f)	16,585	1,454
Class M4, 0.894% 7/25/37 (c)(f)	33,806	2,639
Class M5, 0.994% 7/25/37 (c)(f)	29,784	1,947
Class M6, 1.244% 7/25/37 (c)(f)	37,229	1,941
Series 2007-3:
Class A2, 0.534% 7/25/37 (c)(f)	91,423	39,112
Class B1, 1.194% 7/25/37 (c)(f)	22,494	1,876
Class B2, 1.844% 7/25/37 (c)(f)	56,505	3,010
Class B3, 4.244% 7/25/37 (c)(f)	6,902	156
Class M1, 0.554% 7/25/37 (c)(f)	20,280	6,694
Class M2, 0.584% 7/25/37 (c)(f)	21,759	5,906
Class M3, 0.614% 7/25/37 (c)(f)	33,567	7,387
Class M4, 0.744% 7/25/37 (c)(f)	53,112	9,371
Class M5, 0.844% 7/25/37 (c)(f)	27,608	3,679
Class M6, 1.044% 7/25/37 (c)(f)	20,913	2,283
Series 2007-4A:
Class B1, 2.794% 9/25/37 (c)(f)	22,785	820
Class M1, 1.194% 9/25/37 (c)(f)	34,890	3,057
Class M2, 1.294% 9/25/37 (c)(f)	34,890	2,119
Class M4, 1.844% 9/25/37 (c)(f)	87,978	3,800
Class M5, 1.994% 9/25/37 (c)(f)	87,978	2,805
Class M6, 2.194% 9/25/37 (c)(f)	88,055	1,806
Series 2004-1, Class IO, 1.25% 4/25/34 (c)(h)	404,008	14,746
Series 2007-5A, Class IO, 4.1484% 10/25/37 (c)(f)(h)	1,000,248	94,623
Bear Stearns Commercial Mortgage Securities Trust:
floater:
Series 2006-BBA7:
Class H, 0.8985% 3/15/19 (c)(f)	47,525	45,645
Class J, 1.0985% 3/15/19 (c)(f)	46,405	39,920
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bear Stearns Commercial Mortgage Securities Trust: - continued
floater:
Series 2007-BBA8:
Class D, 0.4985% 3/15/22 (c)(f)	$ 76,569	$ 65,697
Class E, 0.5485% 3/15/22 (c)(f)	394,020	334,134
Class F, 0.5985% 3/15/22 (c)(f)	241,475	199,944
Class G, 0.6485% 3/15/22 (c)(f)	62,931	51,478
Class H, 0.7985% 3/15/22 (c)(f)	76,569	61,103
Class J, 0.9485% 3/15/22 (c)(f)	76,569	59,572
sequential payer:
Series 2003-PWR2 Class A3, 4.834% 5/11/39	11,409	11,425
Series 2004-PWR3 Class A3, 4.487% 2/11/41	63,555	64,794
Series 2006-PW14 Class X2, 0.8632% 12/11/38 (c)(f)(h)	2,274,310	27,057
Series 2006-T24 Class X2, 0.6237% 10/12/41 (c)(f)(h)	427,756	3,189
Series 2007-PW18 Class X2, 0.4796% 6/11/50 (c)(f)(h)	15,203,103	170,199
Series 2007-T28 Class X2, 0.3272% 9/11/42 (c)(f)(h)	8,179,766	53,537
C-BASS Trust floater Series 2006-SC1 Class A, 0.514% 5/25/36 (c)(f)	83,294	68,684
CDC Commercial Mortgage Trust Series 2002-FX1:
Class G, 6.625% 5/15/35 (c)	254,000	264,882
Class XCL, 1.5913% 5/15/35 (c)(f)(h)	887,674	20,772
Citigroup Commercial Mortgage Trust:
floater Series 2006-FL2:
Class G, 0.5835% 8/15/21 (c)(f)	23,352	22,257
Class H, 0.6235% 8/15/21 (c)(f)	40,527	37,873
Series 2006-C5 Class AMP2, 5.5005% 10/15/49 (c)	319,954	304,967
Series 2008-C7 Class A2B, 6.2764% 12/10/49 (f)	203,577	209,525
Citigroup/Deutsche Bank Commercial Mortgage Trust Series 2007-CD4:
Class A3, 5.293% 12/11/49	210,000	224,452
Class C, 5.476% 12/11/49	407,000	116,608
Cobalt CMBS Commercial Mortgage Trust:
sequential payer Series 2007-C3 Class A3, 6.0104% 5/15/46 (f)	216,000	231,789
Series 2006-C1 Class B, 5.359% 8/15/48	648,000	38,880
Commercial Mortgage Securities - continued
	Principal Amount	Value
COMM pass-thru certificates:
floater:
Series 2005-F10A:
Class G, 0.7985% 4/15/17 (c)(f)	$ 8,877	$ 8,552
Class H, 0.8685% 4/15/17 (c)(f)	19,555	16,885
Class J, 1.0985% 4/15/17 (c)(f)	14,996	10,497
Series 2005-FL11:
Class C, 0.5485% 11/15/17 (c)(f)	164,947	151,751
Class D, 0.5885% 11/15/17 (c)(f)	8,646	7,868
Class E, 0.6385% 11/15/17 (c)(f)	30,262	27,236
Class F, 0.6985% 11/15/17 (c)(f)	21,193	18,862
Class G, 0.7485% 11/15/17 (c)(f)	14,690	12,927
Series 2006-FL12 Class AJ, 0.3785% 12/15/20 (c)(f)	308,000	276,112
sequential payer:
Series 2006-C8 Class A3, 5.31% 12/10/46	615,000	639,740
Series 2006-CN2A:
Class A2FX, 5.449% 2/5/19 (c)	365,000	354,953
Class AJFX, 5.478% 2/5/19 (c)	380,000	377,682
Series 2006-C8 Class XP, 0.6566% 12/10/46 (f)(h)	2,095,136	18,433
Commercial Mortgage pass-thru certificates:
sequential payer Series 2005-C6 Class A2, 4.999% 6/10/44 (f)	1,542	1,548
Series 2004-LB4A Class A5, 4.84% 10/15/37	1,690,000	1,796,404
Credit Suisse Commercial Mortgage Trust:
sequential payer:
Series 2007-C2 Class A3, 5.542% 1/15/49 (f)	432,000	470,347
Series 2007-C3:
Class A2, 5.9018% 6/15/39 (f)	281,512	282,355
Class A4, 5.9018% 6/15/39 (f)	130,000	141,723
Series 2006-C5 Class ASP, 0.8652% 12/15/39 (f)(h)	1,400,562	16,832
Credit Suisse First Boston Mortgage Capital Certificates floater Series 2007-TF2A Class B, 0.5985% 4/15/22 (c)(f)	771,000	572,476
Credit Suisse First Boston Mortgage Securities Corp.:
sequential payer Series 2004-C1:
Class A3, 4.321% 1/15/37	11,139	11,191
Class A4, 4.75% 1/15/37	101,000	106,412
Series 2001-CK6 Class AX, 1.1089% 8/15/36 (f)(h)	84,129	215
Series 2001-CKN5 Class AX, 1.9203% 9/15/34 (c)(f)(h)	339,217	560
Series 2003-C4 Class A4, 5.137% 8/15/36	560,000	584,228
Commercial Mortgage Securities - continued
	Principal Amount	Value
Credit Suisse Mortgage Capital Certificates:
floater Series 2007-TFL1:
Class B, 0.3985% 2/15/22 (c)(f)	$ 82,000	$ 73,603
Class C:
0.4185% 2/15/22 (c)(f)	212,546	188,613
0.5185% 2/15/22 (c)(f)	75,912	66,590
Class F, 0.5685% 2/15/22 (c)(f)	151,805	131,615
Series 2007-C1:
Class ASP, 0.5721% 2/15/40 (f)(h)	3,373,706	24,945
Class B, 5.487% 2/15/40 (c)(f)	330,000	49,500
First Union National Bank-Bank of America Commercial Mortgage Trust Series 2001-C1 Class G, 6.936% 3/15/33 (c)	142,000	143,295
GE Capital Commercial Mortgage Corp.:
sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	1,136,000	1,229,944
Series 2001-1 Class X1, 1.5729% 5/15/33 (c)(f)(h)	246,606	2,192
Series 2007-C1 Class XP, 0.3493% 12/10/49 (f)(h)	3,017,912	13,297
GMAC Commercial Mortgage Securities, Inc.:
sequential payer Series 2003-C2 Class A2, 5.6355% 5/10/40 (f)	290,000	306,443
Series 2005-C1 Class X2, 0.7314% 5/10/43 (f)(h)	748,891	1,283
Greenwich Capital Commercial Funding Corp.:
floater Series 2006-FL4 Class B, 0.4525% 11/5/21 (c)(f)	81,000	78,678
sequential payer Series 2007-GG11 Class A2, 5.597% 12/10/49	432,000	444,838
Series 2007-GG11 Class A1, 0.4565% 12/10/49 (c)(f)(h)	4,582,587	28,440
GS Mortgage Securities Corp. II:
floater:
Series 2006-FL8A:
Class E, 0.6325% 6/6/20 (c)(f)	49,233	46,955
Class F, 0.7025% 6/6/20 (c)(f)	95,176	89,850
Series 2007-EOP:
Class A1, 1.1031% 3/6/20 (c)(f)	852,092	845,701
Class C, 2.1455% 3/6/20 (c)(f)	236,000	229,675
Class D, 2.3636% 3/6/20 (c)(f)	467,000	452,616
Class F, 2.8433% 3/6/20 (c)(f)	19,000	18,244
Class G, 3.0177% 3/6/20 (c)(f)	10,000	9,552
Class H, 3.5846% 3/6/20 (c)(f)	7,000	6,693
Class J, 4.4568% 3/6/20 (c)(f)	11,000	10,590
sequential payer Series 2005-GG4 Class A3, 4.607% 7/10/39	420,000	420,660
Series 2005-GG4 Class XP, 0.8961% 7/10/39 (c)(f)(h)	3,286,754	7,113
Commercial Mortgage Securities - continued
	Principal Amount	Value
GS Mortgage Securities Trust:
sequential payer:
Series 2006-GG8 Class A2, 5.479% 11/10/39	$ 163,182	$ 164,176
Series 2007-GG10 Class A2, 5.778% 8/10/45	70,814	72,107
Series 2012-GC6 Class A1, 1.282% 1/10/45	230,000	230,500
JPMorgan Chase Commercial Mortgage Securities Corp.:
floater Series 2011-CCHP Class A, 2.6% 7/15/28 (c)(f)	1,200,000	1,199,893
sequential payer Series 2003-C1 Class A2, 4.985% 1/12/37	480,000	492,625
Series 2003-CB7 Class A4, 4.879% 1/12/38 (f)	236,504	248,780
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2006-FLA2:
Class B, 0.4185% 11/15/18 (c)(f)	118,573	110,273
Class C, 0.4585% 11/15/18 (c)(f)	84,204	75,783
Class D, 0.4785% 11/15/18 (c)(f)	25,878	22,773
Class E, 0.5285% 11/15/18 (c)(f)	37,813	32,519
Class F, 0.5785% 11/15/18 (c)(f)	56,500	48,025
Class G, 0.6085% 11/15/18 (c)(f)	49,114	40,273
Class H, 0.7485% 11/15/18 (c)(f)	37,822	29,501
sequential payer:
Series 2006-LDP9 Class A2, 5.134% 5/15/47 (f)	82,371	86,245
Series 2007-LD11 Class A2, 5.9895% 6/15/49 (f)	533,904	538,476
Series 2007-LDPX:
Class A2 S, 5.305% 1/15/49	1,293,476	1,293,746
Class A3, 5.42% 1/15/49	594,000	664,649
Series 2005-CB13 Class E, 5.5259% 1/12/43 (c)(f)	109,000	5,563
Series 2006-CB17 Class A3, 5.45% 12/12/43	57,109	58,961
Series 2007-CB19:
Class B, 5.9303% 2/12/49 (f)	18,000	6,703
Class C, 5.9303% 2/12/49 (f)	48,000	14,044
Class D, 5.9303% 2/12/49 (f)	51,000	7,077
Series 2007-LDP10 Class ES, 5.7445% 1/15/49 (c)(f)	112,000	5,863
JPMorgan Commercial Mortgage Finance Corp. Series 2000-C9 Class G, 6.25% 10/15/32 (c)	5,561	5,572
LB Commercial Conduit Mortgage Trust Series 1998-C1 Class D, 6.98% 2/18/30	30,708	31,223
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2006-C1 Class A2, 5.084% 2/15/31	29,379	29,684
Series 2006-C7 Class A2, 5.3% 11/15/38	129,971	130,125
Series 2007-C1 Class A4, 5.424% 2/15/40	28,000	31,614
Series 2007-C2 Class A3, 5.43% 2/15/40	104,000	115,566
Commercial Mortgage Securities - continued
	Principal Amount	Value
LB-UBS Commercial Mortgage Trust: - continued
Series 2005-C3 Class XCP, 0.9042% 7/15/40 (f)(h)	$ 491,215	$ 1,031
Series 2006-C6 Class XCP, 0.8617% 9/15/39 (f)(h)	920,913	9,857
Series 2007-C1 Class XCP, 0.6167% 2/15/40 (f)(h)	344,025	2,914
Series 2007-C7 Class XCP, 0.431% 9/15/45 (f)(h)	15,785,489	114,618
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2006-LLFA:
Class D, 0.4785% 9/15/21 (c)(f)	69,510	62,223
Class E, 0.5385% 9/15/21 (c)(f)	249,861	216,172
Class F, 0.5885% 9/15/21 (c)(f)	97,418	81,360
Class G, 0.6085% 9/15/21 (c)(f)	192,585	155,064
Class H, 0.6485% 9/15/21 (c)(f)	49,497	37,873
Merrill Lynch Mortgage Trust:
Series 2005-CKI1 Class A3, 5.3913% 11/12/37 (f)	146,567	147,935
Series 2005-LC1 Class F, 5.5568% 1/12/44 (c)(f)	188,000	105,002
Merrill Lynch-CFC Commercial Mortgage Trust:
floater Series 2006-4 Class A2FL, 0.4158% 12/12/49 (f)	32,746	32,737
sequential payer:
Series 2006-1 Class A3, 5.6568% 2/12/39 (f)	230,000	233,716
Series 2006-4 Class ASB, 5.133% 12/12/49 (f)	177,970	188,940
Series 2007-5:
Class A3, 5.364% 8/12/48	84,000	86,141
Class A4, 5.378% 8/12/48	9,000	9,731
Class B, 5.479% 8/12/48	648,000	162,000
Series 2006-3 Class ASB, 5.382% 7/12/46 (f)	846,508	890,824
Series 2006-4 Class XP, 0.8109% 12/12/49 (f)(h)	3,222,242	53,763
Series 2007-6 Class B, 5.635% 3/12/51 (f)	216,000	67,470
Series 2007-7 Class B, 5.9345% 6/12/50 (f)	19,000	1,602
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF Class C, 1.449% 7/15/19 (c)(f)	40,774	23,649
Series 2007-XLFA:
Class C, 0.409% 10/15/20 (c)(f)	124,000	112,329
Class D, 0.439% 10/15/20 (c)(f)	76,067	68,527
Class E, 0.499% 10/15/20 (c)(f)	95,138	80,951
Class F, 0.549% 10/15/20 (c)(f)	57,094	43,442
Class G, 0.589% 10/15/20 (c)(f)	70,577	51,583
Class H, 0.679% 10/15/20 (c)(f)	44,426	25,806
Class J, 0.829% 10/15/20 (c)(f)	25,989	10,808
Class MHRO, 0.939% 10/15/20 (c)(f)	69,447	58,335
Class NHRO, 1.139% 10/15/20 (c)(f)	105,124	86,202
Commercial Mortgage Securities - continued
	Principal Amount	Value
Morgan Stanley Capital I Trust: - continued
sequential payer:
Series 2003-IQ4 Class A2, 4.07% 5/15/40	$ 199,287	$ 204,200
Series 2005-IQ9 Class A3, 4.54% 7/15/56	222,752	227,001
Series 2007-IQ13 Class A1, 5.05% 3/15/44	1,520	1,519
Series 2006-HQ10 Class X2, 0.6911% 11/12/41 (c)(f)(h)	1,101,604	4,509
Series 2006-HQ8 Class A3, 5.6512% 3/12/44 (f)	71,390	71,778
Series 2006-T23 Class A3, 5.986% 8/12/41 (f)	110,000	114,905
Morgan Stanley Dean Witter Capital I Trust sequential payer Series 2003-T11 Class A4, 5.15% 6/13/41	247,621	257,053
Providence Place Group Ltd. Partnership sequential payer Series 2000-C1 Class A1, 7.75% 7/20/16 (c)	121,232	126,506
Structured Asset Securities Corp. Series 1997-LLI Class D, 7.15% 10/12/34	10,226	10,241
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2006-WL7A:
Class A1, 0.3751% 9/15/21 (c)(f)	536,741	517,018
Class E, 0.5696% 9/15/21 (c)(f)	201,847	158,097
Class F, 0.6296% 9/15/21 (c)(f)	214,060	161,242
Class G, 0.6496% 9/15/21 (c)(f)	202,788	146,667
Class J, 0.8896% 9/15/21 (c)(f)	45,086	20,435
Series 2007-WHL8:
Class AP1, 0.9485% 6/15/20 (c)(f)	16,443	14,798
Class AP2, 1.0485% 6/15/20 (c)(f)	26,799	23,583
Class F, 0.7285% 6/15/20 (c)(f)	526,588	342,282
Class LXR1, 0.9485% 6/15/20 (c)(f)	26,316	21,316
sequential payer:
Series 2006-C29 Class A3, 5.313% 11/15/48	574,000	591,444
Series 2007-C30:
Class A3, 5.246% 12/15/43	69,387	70,991
Class A4, 5.305% 12/15/43	64,000	68,014
Class A5, 5.342% 12/15/43	231,000	251,619
Series 2007-C32:
Class A2, 5.9237% 6/15/49 (f)	221,992	230,076
Class A3, 5.9287% 6/15/49 (f)	367,000	404,029
Series 2005-C22 Class F, 5.5336% 12/15/44 (c)(f)	360,000	87,040
Series 2007-C30:
Class C, 5.483% 12/15/43 (f)	648,000	255,892
Class XP, 0.6327% 12/15/43 (c)(f)(h)	1,932,136	18,877
Series 2007-C31 Class C, 5.8735% 4/15/47 (f)	59,000	12,048
Commercial Mortgage Securities - continued
	Principal Amount	Value
Wachovia Bank Commercial Mortgage Trust: - continued
Series 2007-C31A Class A2, 5.421% 4/15/47	$ 662,261	$ 688,106
Wachovia Bank Commercial Mortgage Trust pass-thru certificates sequential payer Series 2007-C33 Class A5, 6.0964% 2/15/51 (f)	143,000	157,894
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $27,808,779)		33,169,959
Municipal Securities - 0.4%

California Gen. Oblig. 5.25% 4/1/14	1,500,000	1,602,240
Illinois Gen. Oblig.:
Series 2010, 3.321% 1/1/13	920,000	938,041
Series 2011, 5.877% 3/1/19	75,000	83,048
TOTAL MUNICIPAL SECURITIES (Cost $2,498,541)		2,623,329
Foreign Government and Government Agency Obligations - 1.2%

Brazilian Federative Republic 4.875% 1/22/21	500,000	565,000
Chilean Republic 3.25% 9/14/21	224,000	229,712
Hydro-Quebec 2% 6/30/16	2,500,000	2,576,240
New Brunswick Province 2.75% 6/15/18	1,300,000	1,367,288
Ontario Province 2.3% 5/10/16	2,820,000	2,925,366
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $7,457,943)		7,663,606
Supranational Obligations - 0.0%

Corporacion Andina de Fomento 5.2% 5/21/13 (Cost $35,619)	37,000	38,408
Bank Notes - 0.4%

National City Bank, Cleveland 0.6269% 3/1/13 (f)	1,729,000	1,730,193
Wachovia Bank NA 6% 11/15/17	570,000	655,588
TOTAL BANK NOTES (Cost $2,286,046)		2,385,781
Fixed-Income Funds - 0.8%
	Shares	Value
Fidelity Specialized High Income Central Fund (g) (Cost $4,804,391)	48,063	$ 4,991,856
Money Market Funds - 0.7%

Fidelity Cash Central Fund, 0.12% (a) (Cost $4,489,158)	4,489,158	4,489,158
TOTAL INVESTMENT PORTFOLIO - 99.4% (Cost $593,935,754)		629,682,796
NET OTHER ASSETS (LIABILITIES) - 0.6%		3,553,177
NET ASSETS - 100%		$ 633,235,973
Swap Agreements
	Expiration Date	Notional Amount
Credit Default Swaps
Receive monthly notional amount multiplied by .82% and pay UBS upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC6 Class M3, 5.6413% 7/25/34 (Rating-Ca) (e)	August 2034	$ 72,782	(56,298)
Receive monthly notional amount multiplied by 2.5% and pay Credit Suisse First Boston upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R11 Class M9, 8.03% 11/25/34 (Rating-C) (e)	Dec. 2034	248,360	(238,614)
Receive monthly notional amount multiplied by 2.61% and pay Goldman Sachs upon credit event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-A Class B3, 7.0413% 1/25/34 (Rating-C) (e)	Feb. 2034	806	(753)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive monthly notional amount multiplied by 3.05% and pay Merrill Lynch upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8, Class B3, 7.2913% 9/25/34 (Rating-Ca) (e)

	Oct. 2034	$ 85,210	$ (71,782)
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE7, Class B3, 9.01% 8/25/34 (Rating-C) (e)	Sept. 2034	70,670	(61,616)
		$ 477,828	$ (429,063)
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Non-income producing - Security is in default.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $61,242,696 or 9.7% of net assets.

(d) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $110,992.

(e) Represents a credit default swap contract in which the Fund has sold protection on the underlying reference entity. The value of each credit default swap and the credit rating can be measures of the current payment/performance risk. For the underlying reference entity, ratings disclosed are from Moody's Investors Service, Inc. Where Moody's ratings are not available, S&P ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes. Where a credit rating is not disclosed, the value is used as the measure of the payment/performance risk.

(f) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(g) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

(h) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,870
Fidelity Specialized High Income Central Fund	158,540
Total	$ 160,410
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Specialized High Income Central Fund	$ 5,890,796	$ 158,540	$ 1,300,150	$ 4,991,856	1.1%
Other Information

The following is a summary of the inputs used, as of February 29, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 218,138,968	$ -	$ 218,138,968	$ -
U.S. Government and Government Agency Obligations	251,501,103	-	251,501,103	-
U.S. Government Agency - Mortgage Securities	37,312,187	-	37,312,187	-
Asset-Backed Securities	57,118,845	-	55,292,971	1,825,874
Collateralized Mortgage Obligations	10,249,596	-	9,863,152	386,444
Commercial Mortgage Securities	33,169,959	-	30,312,155	2,857,804
Municipal Securities	2,623,329	-	2,623,329	-
Foreign Government and Government Agency Obligations	7,663,606	-	7,663,606	-
Supranational Obligations	38,408	-	38,408	-
Bank Notes	2,385,781	-	2,385,781	-
Fixed-Income Funds	4,991,856	4,991,856	-	-
Money Market Funds	4,489,158	4,489,158	-	-
Total Investments in Securities:	$ 629,682,796	$ 9,481,014	$ 615,131,660	$ 5,070,122
Derivative Instruments:
Liabilities
Swap Agreements	$ (429,063)	$ -	$ -	$ (429,063)
The following is a reconciliation of Investments in Securities and Derivative Instruments for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 6,731,716
Total Realized Gain (Loss)	118,750
Total Unrealized Gain (Loss)	(426,378)
Cost of Purchases	1,384
Proceeds of Sales	(1,212,984)
Amortization/Accretion	48,687
Transfers in to Level 3	1,781,183
Transfers out of Level 3	(1,972,236)
Ending Balance	$ 5,070,122
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at February 29, 2012	$ (372,458)
Derivative Instruments:
Swap Agreements
Beginning Balance	$ (374,228)
Total Unrealized Gain (Loss)	(54,835)
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ (429,063)
Realized gain (loss) on Swap Agreements for the period	$ 6,578
The change in unrealized gain (loss) for the period attributable to Level 3 Swap Agreements held at February 29, 2012	$ (54,835)

The information used in the above reconciliations represents fiscal year to date activity for any Investments in Securities and Derivative Instruments identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliations are included in Net Gain (Loss) on the Fund's Statement of Operations.

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of February 29, 2012. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type	Value
	Asset	Liability
Credit Risk
Swap Agreements (a)	$ -	$ (429,063)
(a) Value is disclosed on the Statement of Assets and Liabilities in the Swap agreements, at value line-items.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	February 29, 2012 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $584,642,205)	$ 620,201,782
Fidelity Central Funds (cost $9,293,549)	9,481,014
Total Investments (cost $593,935,754)		$ 629,682,796
Cash		18,161
Receivable for investments sold		2,219,076
Receivable for swap agreements		1,247
Receivable for fund shares sold		850,329
Interest receivable		3,830,354
Distributions receivable from Fidelity Central Funds		563
Prepaid expenses		883
Other receivables		404,301
Total assets		637,007,710

Liabilities
Payable for investments purchased	$ 399,951
Payable for fund shares redeemed	1,887,229
Distributions payable	162,302
Swap agreements, at value	429,063
Accrued management fee	167,027
Distribution and service plan fees payable	156,281
Other affiliated payables	111,609
Other payables and accrued expenses	458,275
Total liabilities		3,771,737

Net Assets		$ 633,235,973
Net Assets consist of:
Paid in capital		$ 643,415,153
Undistributed net investment income		4,149,584
Accumulated undistributed net realized gain (loss) on investments		(49,643,962)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		35,315,198
Net Assets		$ 633,235,973

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

February 29, 2012 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($194,586,929 ÷ 16,913,811 shares)	$ 11.50

Maximum offering price per share (100/97.25 of $11.50)	$ 11.83
Class T: Net Asset Value and redemption price per share ($269,477,378 ÷ 23,409,935 shares)	$ 11.51

Maximum offering price per share (100/97.25 of $11.51)	$ 11.84
Class B: Net Asset Value and offering price per share ($5,996,550 ÷ 521,825 shares)A	$ 11.49
Class C: Net Asset Value and offering price per share ($65,469,656 ÷ 5,702,970 shares)A	$ 11.48
Institutional Class: Net Asset Value, offering price and redemption price per share ($97,705,460 ÷ 8,470,878 shares)	$ 11.53

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended February 29, 2012 (Unaudited)

Investment Income
Dividends		$ 5,285
Interest		11,091,058
Income from Fidelity Central Funds		160,410
Total income		11,256,753

Expenses
Management fee	$ 998,670
Transfer agent fees	551,889
Distribution and service plan fees	934,798
Accounting and security lending fees	123,483
Custodian fees and expenses	16,261
Independent trustees' compensation	1,224
Registration fees	54,587
Audit	57,254
Legal	1,246
Miscellaneous	2,567
Total expenses before reductions	2,741,979
Expense reductions	(59)	2,741,920
Net investment income (loss)		8,514,833
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	4,829,585
Fidelity Central Funds	18,829
Swap agreements	6,578
Total net realized gain (loss)		4,854,992
Change in net unrealized appreciation (depreciation) on: Investment securities	(2,367,986)
Swap agreements	(54,835)
Total change in net unrealized appreciation (depreciation)		(2,422,821)
Net gain (loss)		2,432,171
Net increase (decrease) in net assets resulting from operations		$ 10,947,004

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended February 29, 2012 (Unaudited)	Year ended August 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 8,514,833	$ 19,519,052
Net realized gain (loss)	4,854,992	16,567,374
Change in net unrealized appreciation (depreciation)	(2,422,821)	(9,619,670)
Net increase (decrease) in net assets resulting from operations	10,947,004	26,466,756
Distributions to shareholders from net investment income	(7,617,845)	(18,348,879)
Distributions to shareholders from net realized gain	-	(937,926)
Total distributions	(7,617,845)	(19,286,805)
Share transactions - net increase (decrease)	8,213,613	(96,763,897)
Total increase (decrease) in net assets	11,542,772	(89,583,946)

Net Assets
Beginning of period	621,693,201	711,277,147
End of period (including undistributed net investment income of $4,149,584 and undistributed net investment income of $3,252,596, respectively)	$ 633,235,973	$ 621,693,201

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended February 29, 2012	Years ended August 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 11.45	$ 11.28	$ 10.48	$ 10.31	$ 10.64	$ 10.78
Income from Investment Operations
Net investment income (loss) E	.156	.344	.416	.435	.457	.487
Net realized and unrealized gain (loss)	.034	.163	.793	.149	(.319)	(.167)
Total from investment operations	.190	.507	1.209	.584	.138	.320
Distributions from net investment income	(.140)	(.322)	(.372)	(.414)	(.468)	(.460)
Distributions from net realized gain	-	(.015)	(.037)	-	-	-
Total distributions	(.140)	(.337)	(.409)	(.414)	(.468)	(.460)
Net asset value, end of period	$ 11.50	$ 11.45	$ 11.28	$ 10.48	$ 10.31	$ 10.64
Total Return B, C, D	1.67%	4.59%	11.77%	6.05%	1.28%	2.99%
Ratios to Average Net Assets F, H
Expenses before reductions	.84% A	.83%	.85%	.87%	.85%	.79%
Expenses net of fee waivers, if any	.84% A	.83%	.85%	.87%	.85%	.79%
Expenses net of all reductions	.84% A	.83%	.85%	.87%	.85%	.78%
Net investment income (loss)	2.75% A	3.06%	3.84%	4.45%	4.32%	4.52%
Supplemental Data
Net assets, end of period (000 omitted)	$ 194,587	$ 187,442	$ 211,123	$ 195,407	$ 216,683	$ 255,591
Portfolio turnover rate G	119% A	108% I	107% I	73% I	81%	89% I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended February 29, 2012	Years ended August 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 11.45	$ 11.29	$ 10.48	$ 10.32	$ 10.64	$ 10.79
Income from Investment Operations
Net investment income (loss) E	.158	.348	.420	.440	.462	.484
Net realized and unrealized gain (loss)	.044	.153	.803	.139	(.310)	(.178)
Total from investment operations	.202	.501	1.223	.579	.152	.306
Distributions from net investment income	(.142)	(.326)	(.376)	(.419)	(.472)	(.456)
Distributions from net realized gain	-	(.015)	(.037)	-	-	-
Total distributions	(.142)	(.341)	(.413)	(.419)	(.472)	(.456)
Net asset value, end of period	$ 11.51	$ 11.45	$ 11.29	$ 10.48	$ 10.32	$ 10.64
Total Return B, C, D	1.78%	4.53%	11.90%	6.00%	1.41%	2.85%
Ratios to Average Net Assets F, H
Expenses before reductions	.81% A	.80%	.81%	.82%	.82%	.82%
Expenses net of fee waivers, if any	.81% A	.80%	.81%	.82%	.82%	.82%
Expenses net of all reductions	.81% A	.80%	.81%	.82%	.82%	.82%
Net investment income (loss)	2.78% A	3.09%	3.87%	4.50%	4.35%	4.48%
Supplemental Data
Net assets, end of period (000 omitted)	$ 269,477	$ 274,215	$ 314,110	$ 290,428	$ 344,229	$ 503,737
Portfolio turnover rate G	119% A	108% I	107% I	73% I	81%	89% I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended February 29, 2012	Years ended August 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 11.43	$ 11.27	$ 10.47	$ 10.30	$ 10.63	$ 10.77
Income from Investment Operations
Net investment income (loss) E	.115	.264	.339	.369	.385	.409
Net realized and unrealized gain (loss)	.044	.154	.794	.150	(.318)	(.169)
Total from investment operations	.159	.418	1.133	.519	.067	.240
Distributions from net investment income	(.099)	(.243)	(.296)	(.349)	(.397)	(.380)
Distributions from net realized gain	-	(.015)	(.037)	-	-	-
Total distributions	(.099)	(.258)	(.333)	(.349)	(.397)	(.380)
Net asset value, end of period	$ 11.49	$ 11.43	$ 11.27	$ 10.47	$ 10.30	$ 10.63
Total Return B, C, D	1.40%	3.77%	11.00%	5.35%	.60%	2.24%
Ratios to Average Net Assets F, H
Expenses before reductions	1.57% A	1.55%	1.55%	1.54%	1.53%	1.52%
Expenses net of fee waivers, if any	1.57% A	1.55%	1.55%	1.54%	1.53%	1.52%
Expenses net of all reductions	1.57% A	1.55%	1.55%	1.54%	1.53%	1.52%
Net investment income (loss)	2.02% A	2.35%	3.13%	3.78%	3.64%	3.78%
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,997	$ 7,018	$ 10,941	$ 11,753	$ 15,141	$ 22,609
Portfolio turnover rate G	119% A	108% I	107% I	73% I	81%	89% I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended February 29, 2012	Years ended August 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 11.42	$ 11.26	$ 10.46	$ 10.29	$ 10.62	$ 10.76
Income from Investment Operations
Net investment income (loss) E	.114	.262	.338	.364	.378	.400
Net realized and unrealized gain (loss)	.044	.154	.794	.150	(.317)	(.167)
Total from investment operations	.158	.416	1.132	.514	.061	.233
Distributions from net investment income	(.098)	(.241)	(.295)	(.344)	(.391)	(.373)
Distributions from net realized gain	-	(.015)	(.037)	-	-	-
Total distributions	(.098)	(.256)	(.332)	(.344)	(.391)	(.373)
Net asset value, end of period	$ 11.48	$ 11.42	$ 11.26	$ 10.46	$ 10.29	$ 10.62
Total Return B, C, D	1.39%	3.76%	11.00%	5.31%	.54%	2.18%
Ratios to Average Net Assets F, H
Expenses before reductions	1.58% A	1.56%	1.56%	1.59%	1.59%	1.59%
Expenses net of fee waivers, if any	1.58% A	1.56%	1.56%	1.59%	1.59%	1.59%
Expenses net of all reductions	1.58% A	1.56%	1.56%	1.59%	1.59%	1.58%
Net investment income (loss)	2.00% A	2.33%	3.12%	3.73%	3.58%	3.72%
Supplemental Data
Net assets, end of period (000 omitted)	$ 65,470	$ 63,435	$ 80,043	$ 63,750	$ 52,529	$ 58,693
Portfolio turnover rate G	119% A	108% I	107% I	73% I	81%	89% I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended February 29, 2012	Years ended August 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 11.48	$ 11.31	$ 10.50	$ 10.34	$ 10.66	$ 10.80
Income from Investment Operations
Net investment income (loss) D	.171	.373	.447	.468	.494	.513
Net realized and unrealized gain (loss)	.033	.163	.802	.139	(.311)	(.169)
Total from investment operations	.204	.536	1.249	.607	.183	.344
Distributions from net investment income	(.154)	(.351)	(.402)	(.447)	(.503)	(.484)
Distributions from net realized gain	-	(.015)	(.037)	-	-	-
Total distributions	(.154)	(.366)	(.439)	(.447)	(.503)	(.484)
Net asset value, end of period	$ 11.53	$ 11.48	$ 11.31	$ 10.50	$ 10.34	$ 10.66
Total Return B, C	1.79%	4.85%	12.15%	6.30%	1.71%	3.22%
Ratios to Average Net Assets E, G
Expenses before reductions	.59% A	.58%	.57%	.54%	.53%	.55%
Expenses net of fee waivers, if any	.59% A	.58%	.57%	.54%	.53%	.55%
Expenses net of all reductions	.59% A	.58%	.57%	.54%	.53%	.55%
Net investment income (loss)	3.00% A	3.32%	4.11%	4.78%	4.64%	4.75%
Supplemental Data
Net assets, end of period (000 omitted)	$ 97,705	$ 89,583	$ 95,061	$ 78,372	$ 362,708	$ 715,292
Portfolio turnover rate F	119% A	108% H	107% H	73% H	81%	89% H

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended February 29, 2012 (Unaudited)

1. Organization.

Fidelity Advisor® Intermediate Bond Fund (the Fund) is a fund of Fidelity Advisor Series II (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of four years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on their investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The following summarizes the Fund's investment in each Fidelity Central Fund.

Semiannual Report

2. Investments in Fidelity Central Funds - continued

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity Specialized High Income Central Fund	FMR Co., Inc. (FMRC)	Seeks a high level of current income by normally investing in income-producing debt securities, with an emphasis on lower-quality debt securities.	Delayed Delivery & When Issued Securities Loans & Direct Debt Instruments Repurchase Agreements Restricted Securities

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including security valuation policies) of those funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of February 29, 2012 for the Fund's investments, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, bank notes, foreign government and government agency obligations, municipal securities, supranational obligations and U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. For asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. Swaps are marked-to-market daily based on valuations from independent pricing services or dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Pricing services utilize matrix pricing which considers comparisons to interest rate curves, credit spread curves, default possibilities and recovery rates and, as a result, swaps are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

New Accounting Pronouncements. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update is effective during interim and annual periods beginning after December 15, 2011 and will result in additional disclosure for transfers between levels as well as expanded disclosure for securities categorized as Level 3 under the fair value hierarchy.

In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to interest income even though principal is not received until maturity. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to swap agreements, market discount, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 26,489,345
Gross unrealized depreciation	(2,677,381)
Net unrealized appreciation (depreciation) on securities and other investments	$ 23,811,964

Tax cost	$ 605,870,832

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. At August 31, 2011 capital loss carryforwards were as follows:

Fiscal year of expiration
2016	$ (3,445,754)
2017	(13,593,034)
2018	(18,759,952)
Total capital loss carryforward	$ (35,798,740)

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund used derivative instruments (derivatives), including swap agreements, in order to meet its investment objectives. The strategy is to use derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain over-the-counter (OTC)

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

derivatives such as swap agreements, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the counterparty. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on OTC derivatives in an amount not less than the counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Derivatives involve, to varying degrees, risk of loss in excess of the amounts recognized in the Statement of Assets and Liabilities.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period.

Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Credit Risk
Swap Agreements (a)	6,578	(54,835)

(a) A summary of the value of derivatives by risk exposure as of period end, is included at the end of the Schedule of Investments and is representative of activity for the period.

Semiannual Report

5. Derivative Instruments - continued

Swap Agreements. A swap agreement (swap) is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

Details of swaps open at period end are included in the Schedule of Investments under the caption "Swap Agreements." Swaps are marked-to-market daily and changes in value are recorded as unrealized appreciation or (depreciation) and reflected in the Statement of Assets and Liabilities. Any upfront premiums paid or received upon entering a swap to compensate for differences between stated terms of the agreement and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded as realized gain or (loss) ratably over the term of the swap. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Realized gain or (loss) is also recorded in the event of an early termination of a swap. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Credit Default Swaps. Credit default swaps enable the Fund to buy or sell protection on a debt security or a basket of securities against a defined credit event. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller acts as a guarantor of the creditworthiness of a reference obligation. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to provide a measure of protection against defaults of an issuer. The issuer may be either a single issuer or a "basket" of issuers. Periodic payments are made over the life of the contract provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay, obligation acceleration or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller.

As a seller, if an underlying credit event occurs, the Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the reference obligation or underlying securities comprising an index or pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Derivative Instruments - continued

Credit Default Swaps - continued

As a buyer, if an underlying credit event occurs, the Fund will either receive from the seller an amount equal to the notional amount of the swap and deliver the reference obligation or underlying securities comprising an index or receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

The notional amount of credit default swaps is included in the Schedule of Investments and approximates the maximum potential amount of future payments that the Fund could be required to make if the Fund is the seller and a credit event were to occur. The total notional amount of all credit default swaps open at period end where the Fund is the seller amounted to $477,828 representing 0.08% of net assets.

6. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $55,619,071 and $55,053,513, respectively.

7. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .32% of the Fund's average net assets.

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7. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 237,847	$ 9,389
Class T	-%	.25%	344,405	2,092
Class B	.65%	.25%	30,221	21,875
Class C	.75%	.25%	322,325	42,335
			$ 934,798	$ 75,691

Sales Load. FDC may receive a front-end sales charge of up to 2.75% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 3.00% to 1.00% for Class B, 1.00% for Class C, .75% or .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 9,965
Class T	3,046
Class B*	4,143
Class C*	4,307
$ 21,461

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 176,640.19
Class T	220,030.16
Class B	8,821.26
Class C	57,019.18
Institutional Class	89,379.19
	$ 551,889

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

8. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $868 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

9. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation

Semiannual Report

9. Security Lending - continued

to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is maintained at the Fund's custodian and/or invested in cash equivalents. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Total security lending income during the period amounted to $4,320.

10. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $59.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended February 29, 2012	Year ended August 31, 2011
From net investment income
Class A	$ 2,335,322	$ 5,532,975
Class T	3,407,882	8,298,201
Class B	58,056	185,526
Class C	554,012	1,454,482
Institutional Class	1,262,573	2,877,695
Total	$ 7,617,845	$ 18,348,879
From net realized gain
Class A	$ -	$ 277,121
Class T	-	415,972
Class B	-	14,010
Class C	-	104,258
Institutional Class	-	126,565
Total	$ -	$ 937,926

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Notes to Financial Statements (Unaudited) - continued

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended February 29, 2012	Year ended August 31, 2011	Six months ended February 29, 2012	Year ended August 31, 2011
Class A
Shares sold	2,828,710	4,404,009	$ 32,336,932	$ 49,603,576
Reinvestment of distributions	167,601	419,543	1,916,987	4,719,208
Shares redeemed	(2,456,678)	(7,163,345)	(28,081,744)	(80,194,309)
Net increase (decrease)	539,633	(2,339,793)	$ 6,172,175	$ (25,871,525)
Class T
Shares sold	4,271,993	6,304,457	$ 48,788,914	$ 70,986,556
Reinvestment of distributions	282,658	733,623	3,235,047	8,253,801
Shares redeemed	(5,085,472)	(10,924,752)	(58,239,992)	(122,319,193)
Net increase (decrease)	(530,821)	(3,886,672)	$ (6,216,031)	$ (43,078,836)
Class B
Shares sold	70,732	130,207	$ 804,997	$ 1,474,556
Reinvestment of distributions	4,540	16,164	51,863	181,551
Shares redeemed	(167,206)	(503,441)	(1,907,438)	(5,638,256)
Net increase (decrease)	(91,934)	(357,070)	$ (1,050,578)	$ (3,982,149)
Class C
Shares sold	885,192	1,492,562	$ 10,085,010	$ 16,820,363
Reinvestment of distributions	39,611	110,942	452,134	1,245,103
Shares redeemed	(775,040)	(3,159,856)	(8,833,856)	(35,300,044)
Net increase (decrease)	149,763	(1,556,352)	$ 1,703,288	$ (17,234,578)
Institutional Class
Shares sold	1,360,471	2,701,789	$ 15,578,002	$ 30,352,013
Reinvestment of distributions	99,137	239,277	1,136,875	2,696,942
Shares redeemed	(794,516)	(3,540,888)	(9,110,118)	(39,645,764)
Net increase (decrease)	665,092	(599,822)	$ 7,604,759	$ (6,596,809)

13. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

14. Credit Risk.

The Fund invests a portion of its assets in structured securities of issuers backed by residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Advisor Intermediate Bond Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and considers at each of its meetings factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established three standing committees, Operations, Audit, and Nominating and Governance, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2011 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts is fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

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Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of the Investment Advisers' investment staff, including its size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, managing, and compensating investment personnel. The Board also noted that FMR has devoted increased resources to non-U.S. offices. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities which allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and enhancers. The Board also believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools which permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered the Investment Advisers' trading capabilities and resources which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the investment adviser's supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers, with 35 new branches opening since 2010.

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Board Approval of Investment Advisory Contracts and
Management Fees - continued

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and support of the senior management team that oversees asset management; (ii) rationalizing product lines through the mergers of six funds into other funds; (iii) continuing to migrate the Freedom Funds to dedicated lower cost underlying funds; (iv) obtaining shareholder approval to broaden the investment strategies for Fidelity Consumer Finance Portfolio, Fidelity Emerging Asia Fund, and Fidelity Environment and Alternative Energy Portfolio; (v) contractually agreeing to reduce the management fees and impose other expense limitations on Spartan 500 Index Fund and U.S. Bond Index Fund in connection with launching new institutional classes of these funds; (vi) changing the name, primary and supplemental benchmarks, and investment policies of Fidelity Global Strategies Fund to support the fund's flexible investment mandate and global orientation; and (vii) reducing the transfer agency account fee rates on certain accounts.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured over multiple periods against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by Fidelity and reviewed by the Board. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2010, the cumulative total returns of Institutional Class (Class I) and Class C of the fund, the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The returns of Institutional Class (Class I) and Class C show the performance of the highest and lowest performing classes, respectively (based on five-year performance). The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the class indicated.

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Fidelity Advisor Intermediate Bond Fund

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of Institutional Class (Class I) of the fund was in the first quartile for the one-year period and the second quartile for the three- and five-year periods. The Board also noted that the investment performance of Institutional Class (Class I) of the fund compared favorably to its benchmark for the one- and three-year periods, although the fund's five-year cumulative total return was lower than its benchmark. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

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Board Approval of Investment Advisory Contracts and
Management Fees - continued

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 12% means that 88% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Fidelity Advisor Intermediate Bond Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2010.

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Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of each class's total expense ratio, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each class ranked below its competitive median for 2010.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. In March 2010, the Board created an ad hoc joint committee with the board of other Fidelity funds (the Committee) to review and compare Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered, including the findings of the Committee.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

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Board Approval of Investment Advisory Contracts and
Management Fees - continued

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board also noted that in 2009, it and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

Semiannual Report

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that any potential economies of scale are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the compensation paid to fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's fee structures and rationale for recommending different fees among different categories of funds and classes, as well as Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes; (vi) the reasons why certain expenses affect various funds and classes differently; (vii) Fidelity's transfer agent fees, expenses, and services and how the benefits of decreased costs and new efficiencies can be shared across all of the Fidelity funds; (viii) the reasons for and consequences of changes to certain product lines compared to competitors; (ix) the allocation of and historical trends in Fidelity's realization of fall-out benefits; and (x) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expense ratios for certain funds and classes or to achieve further economies of scale.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments Money
Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

LTBI-USAN-0412
1.784889.109

(Fidelity Investment logo)(registered trademark)

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Mortgage Securities
Fund - Class A, Class T, Class B
and Class C

Semiannual Report

February 29, 2012

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2011 to February 29, 2012).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value September 1, 2011	Ending Account Value February 29, 2012	Expenses Paid During Period* September 1, 2011 to February 29, 2012
Class A	.82%
Actual		$ 1,000.00	$ 1,018.50	$ 4.12
Hypothetical A		$ 1,000.00	$ 1,020.79	$ 4.12
Class T	.79%
Actual		$ 1,000.00	$ 1,018.60	$ 3.96
Hypothetical A		$ 1,000.00	$ 1,020.93	$ 3.97
Class B	1.51%
Actual		$ 1,000.00	$ 1,015.00	$ 7.57
Hypothetical A		$ 1,000.00	$ 1,017.35	$ 7.57
Class C	1.54%
Actual		$ 1,000.00	$ 1,014.90	$ 7.71
Hypothetical A		$ 1,000.00	$ 1,017.21	$ 7.72
Fidelity Mortgage Securities Fund	.45%
Actual		$ 1,000.00	$ 1,020.30	$ 2.26
Hypothetical A		$ 1,000.00	$ 1,022.63	$ 2.26
Institutional Class	.51%
Actual		$ 1,000.00	$ 1,020.10	$ 2.56
Hypothetical A		$ 1,000.00	$ 1,022.33	$ 2.56

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Coupon Distribution as of February 29, 2012
	% of fund's investments	% of fund's investments 6 months ago
Less than 0.01%	0.4	0.4
0.01 - 0.99%	7.3	6.7
1 - 1.99%	1.0	0.7
2 - 2.99%	1.3	0.7
3 - 3.99%	7.0	4.5
4 - 4.99%	37.4	41.1
5 - 5.99%	31.5	32.4
6 - 6.99%	8.1	8.2
7% and over	2.7	2.6
Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.
Weighted Average Maturity as of February 29, 2012
6 months ago
Years	3.8	4.1

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of February 29, 2012
6 months ago
Years	2.4	2.9

Duration estimates how much a bond fund's price will change with a change in comparable interest rates. If rates rise 1%, for example, a fund with a 5-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example. Duration takes into account any call or put option embedded in the bonds.

Asset Allocation (% of fund's net assets)
As of February 29, 2012*		As of August 31, 2011**
	Mortgage Securities 100.0%		Mortgage Securities 114.5%
	CMOs and Other Mortgage Related Securities 18.8%		CMOs and Other Mortgage Related Securities 20.5%
	Asset-Backed Securities 3.8%		Asset-Backed Securities 3.5%
	Short-Term Investments and Net Other Assets† (22.6)%		Short-Term Investments and Net Other Assets† (38.5)%
* Foreign investments	1.7%	** Foreign investments	2.1%
* Futures and Swaps	(2.3)%	** Futures and Swaps	(4.0)%

† Short-Term Investments and Net Other Assets are not included in the pie chart.

Semiannual Report

Investments February 29, 2012 (Unaudited)

Showing Percentage of Net Assets

U.S. Government Agency - Mortgage Securities - 100.0%
	Principal Amount (000s)	Value (000s)
Fannie Mae - 54.2%
2.303% 6/1/36 (e)	$ 50	$ 53
2.322% 1/1/35 (e)	354	377
2.336% 5/1/36 (e)	268	278
2.393% 9/1/36 (e)	169	180
2.424% 10/1/33 (e)	77	81
2.435% 4/1/36 (e)	229	243
2.438% 8/1/35 (e)	469	500
2.448% 3/1/35 (e)	49	51
2.487% 11/1/36 (e)	71	75
2.537% 7/1/35 (e)	101	108
2.609% 5/1/36 (e)	95	101
2.625% 10/1/36 (e)	172	183
2.71% 9/1/36 (e)	104	111
3% 3/1/27 (c)	2,000	2,076
3% 3/1/27 (c)	6,000	6,227
3% 3/1/27 (c)	7,600	7,887
3% 3/1/27 (c)	6,000	6,227
3.377% 9/1/41 (e)	363	381
3.471% 3/1/40 (e)	817	846
3.5% 12/1/25 to 9/1/26	1,682	1,771
3.5% 3/1/42 (c)	11,000	11,370
3.5% 3/1/42 (c)	7,100	7,339
3.5% 3/1/42 (c)	8,400	8,682
3.5% 3/1/42 (c)	4,000	4,134
4% 10/1/25 to 11/1/41	73,940	78,313
4% 3/1/42 (c)	20,700	21,786
4% 3/1/42 (c)	6,000	6,315
4.168% 6/1/36 (e)	825	869
4.5% 5/1/18 to 11/1/41	69,092	74,294
4.5% 3/1/42 (c)	12,600	13,429
4.5% 3/1/42 (c)	3,000	3,197
5% 9/1/17 to 6/1/40	39,275	42,587
5% 3/1/42 (c)	14,500	15,660
5% 3/1/42 (c)	25,600	27,647
5% 3/1/42 (c)	9,000	9,720
5.003% 7/1/35 (e)	12	13
5.08% 7/1/35 (e)	109	117
5.5% 2/1/18 to 9/1/38	64,357	70,230
5.5% 3/1/42 (c)	4,000	4,358
5.5% 3/1/42 (c)	29,000	31,597
5.718% 3/1/36 (e)	561	592
5.99% 9/1/36 (e)	219	235
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
6% 3/1/17 to 2/1/38	$ 8,380	$ 9,194
6% 3/1/42 (c)	1,000	1,100
6.021% 8/1/46 (e)	107	117
6.039% 9/1/36 (e)	202	215
6.24% 9/1/37 (e)	22	23
6.313% 4/1/37 (e)	236	254
6.499% 12/1/36 (e)	195	212
6.5% 12/1/12 to 5/1/38	5,368	6,024
6.555% 12/1/36 (e)	107	115
6.824% 9/1/37 (e)	89	95
7% 12/1/15 to 5/1/30	2,316	2,641
7.431% 9/1/37 (e)	30	32
7.5% 8/1/22 to 9/1/32	1,252	1,469
8% 12/1/29 to 3/1/37	75	89
8.5% 1/1/16 to 7/1/31	171	202
9% 10/1/30	274	338
9.5% 7/1/16 to 8/1/22	39	44
12.5% 8/1/15 to 3/1/16	10	11
12.75% 2/1/15	2	3
13.5% 9/1/14	1	2
		482,420
Freddie Mac - 24.9%
1.915% 3/1/35 (e)	217	225
2.095% 5/1/37 (e)	112	116
2.292% 11/1/35 (e)	431	455
2.481% 5/1/34 (e)	16	17
2.638% 4/1/37 (e)	162	173
2.639% 6/1/37 (e)	364	387
2.711% 6/1/33 (e)	1,113	1,186
2.795% 7/1/36 (e)	176	188
3.149% 10/1/35 (e)	73	78
3.586% 6/1/37 (e)	911	961
4% 9/1/41	938	990
4% 10/1/41	1,893	2,018
4% 3/1/42 (c)	23,000	24,127
4.5% 7/1/25 to 10/1/41	47,804	51,292
4.5% 3/1/42 (c)	28,300	30,062
5% 7/1/33 to 9/1/40	35,750	38,789
5.138% 4/1/35 (e)	78	81
5.5% 10/1/17 to 1/1/40 (d)	32,055	34,835
5.847% 6/1/37 (e)	56	58
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Freddie Mac - continued
6% 4/1/14 to 6/1/39	$ 10,400	$ 11,400
6.011% 4/1/37 (e)	81	86
6.05% 3/1/36 (e)	744	793
6.058% 10/1/36 (e)	53	57
6.333% 6/1/37 (e)	38	40
6.421% 12/1/36 (e)	614	651
6.5% 2/1/13 to 9/1/39	11,879	13,259
6.662% 8/1/37 (e)	186	195
7% 6/1/21 to 9/1/36	3,176	3,635
7.03% 6/1/36 (e)	32	34
7.07% 2/1/37 (e)	55	60
7.22% 4/1/37 (e)	9	9
7.5% 4/1/12 to 7/1/34	4,801	5,529
8% 11/1/16 to 1/1/37	67	79
8.5% 6/1/16 to 9/1/20	12	13
9% 9/1/16 to 5/1/21	92	103
10% 1/1/16 to 5/1/19	18	20
10.5% 2/1/16	1	1
12.5% 2/1/14 to 12/1/14	3	3
13% 12/1/13 to 6/1/15	11	11
		222,016
Ginnie Mae - 20.9%
3.5% 10/15/41 to 2/15/42	9,799	10,288
3.5% 3/1/42 (c)	7,500	7,862
4% 9/15/25 to 11/15/41	20,791	22,473
4% 3/1/42 (c)	2,300	2,477
4.5% 8/15/33 to 5/20/41	56,311	61,877
4.5% 3/1/42 (c)	700	763
4.751% 12/20/60 (i)	13,639	15,227
4.814% 1/20/61 (i)	308	346
5% 9/20/33 to 9/15/40	34,669	38,576
5% 3/1/42 (c)	9,000	9,941
5.5% 10/15/33 to 9/15/39	5,832	6,503
6% 1/15/36 to 9/20/38	5,476	6,159
6.5% 10/15/34 to 7/15/36	290	334
7% 2/15/24 to 4/20/32	1,975	2,273
7.5% 12/15/16 to 4/15/32	667	776
8% 6/15/21 to 12/15/25	305	358
8.5% 8/15/16 to 10/15/28	347	407
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Ginnie Mae - continued
9% 11/20/17	$ 1	$ 1
10.5% 12/20/15 to 2/20/18	10	12
		186,653
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $869,441)		891,089
Asset-Backed Securities - 3.8%

ACE Securities Corp. Home Equity Loan Trust Series 2005-HE7 Class A2C, 0.494% 11/25/35 (e)	645	641
Aesop Funding II LLC Series 2005-4A Class A3, 0.5255% 7/20/12 (AMBAC Insured) (b)(e)	2,917	2,905
AmeriCredit Automobile Receivables Trust Series 2007-CM Class A4B, 0.3425% 4/7/14 (National Public Finance Guarantee Corp. Insured) (e)	2,007	1,995
Avis Budget Rental Car Funding (AESOP) LLC:
Series 2007-2A Class A, 0.3855% 8/20/13 (AMBAC Insured) (b)(e)	4,930	4,902
Series 2009-1A Class A, 9.31% 10/20/13 (b)	2,805	2,893
Countrywide Asset-Backed Certificates Trust:
Series 2007-11 Class 2A1, 0.304% 6/25/47 (e)	248	245
Series 2007-4 Class A1A, 0.3963% 9/25/37 (e)	784	764
Series 2007-5 Class 2A1, 0.344% 9/25/47 (e)	249	248
Countrywide Home Loans, Inc. Series 2005-2 Class M2, 0.949% 7/25/35 (e)	1,984	1,966
GSAMP Trust:
Series 2004-AR1 Class B4, 5% 6/25/34 (b)(e)	82	24
Series 2004-AR2 Class B1, 3.094% 8/25/34 (e)	796	62
GSR Mortgage Loan Trust Series 2005-HE4 Class A2C, 0.614% 7/25/45 (e)	4,930	4,924
Morgan Stanley ABS Capital I Trust Series 2005-3 Class A3, 0.624% 8/25/35 (e)	1,179	1,174
National Collegiate Student Loan Trust:
Series 2004-2 Class AIO, 9.75% 10/27/14 (f)	2,045	138
Series 2007-1 Class AIO, 7.27% 4/25/12 (f)	9,200	147
Series 2007-2 Class AIO, 6.7% 7/25/12 (f)	6,385	142
Ocala Funding LLC Series 2006-1A Class A, 1.6455% 3/20/11 (a)(b)(e)	2,100	0
Option One Mortgage Loan Trust:
Series 2007-5 Class 2A1, 0.334% 5/25/37 (e)	928	922
Series 2007-6 Class 2A1, 0.304% 7/25/37 (e)	68	67
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Rental Car Finance Corp. Series 2007-1A Class A, 0.384% 7/25/13 (FGIC Insured) (b)(e)	$ 8,333	$ 8,279
Structured Asset Securities Corp. Series 2005-NC2 Class M3, 0.674% 5/25/35 (e)	1,995	1,119
WaMu Asset Holdings Corp.:
Series 2006-5 Class N1, 5.926% 7/25/46 (b)	1,148	0
Series 2006-7 Class N1, 5.926% 9/25/46 (b)	912	0
Series 2006-8 Class N1, 6.048% 10/25/46 (b)	1,160	0
TOTAL ASSET-BACKED SECURITIES (Cost $39,574)		33,557
Collateralized Mortgage Obligations - 14.9%

Private Sponsor - 4.0%
Arkle Master Issuer PLC floater Series 2010-1A Class 2A, 1.6451% 5/17/60 (b)(e)	3,032	3,033
Arran Residential Mortgages Funding PLC floater Series 2011-1A Class A1C, 1.6931% 11/19/47 (b)(e)	1,177	1,178
Banc of America Funding Trust sequential payer Series 2009-R1 Class A1, 5.0298% 5/20/36 (e)	173	174
Banc of America Mortgage Securities, Inc. planned amortization class Series 2005-3 Class 1A20, 5.5% 4/25/35	3,006	2,996
BCAP LLC Trust sequential payer Series 2010-RR12 Class 3A5, 5% 8/26/37 (b)	429	429
Citigroup Mortgage Loan Trust Series 2010-7 Class 9A1, 4.5% 10/25/37 (b)	4,601	4,666
Credit Suisse Mortgage Capital Certificates:
floater Series 2011-7R Class A1, 1.494% 8/27/47 (b)(e)	2,337	2,293
sequential payer Series 2010-16 Class A1, 3% 6/25/50 (b)	486	469
CSMC floater Series 2011-1R Class A1, 1.244% 2/27/47 (b)(e)	3,459	3,403
First Horizon Mortgage pass-thru Trust Series 2004-AR5 Class 2A1, 2.631% 10/25/34 (e)	934	860
Gracechurch Mortgage Financing PLC floater Series 2007-1A Class 3A1, 0.5731% 11/20/56 (b)(e)	4,156	4,150
Granite Mortgages Series 2003-2 Class 1A3, 1.0612% 7/20/43 (e)	447	433
Granite Mortgages PLC floater:
Series 2003-3 Class 1A3, 0.9612% 1/20/44 (e)	173	168
Series 2004-1 Class 2A1, 0.8832% 3/20/44 (e)	5,398	5,190
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Granite Mortgages PLC floater: - continued
Series 2004-3 Class 2A1, 0.8432% 9/20/44 (e)	$ 211	$ 203
Holmes Master Issuer PLC floater Series 2007-2A Class 4A, 0.667% 7/15/20 (e)	1,650	1,645
Luminent Mortgage Trust floater Series 2006-1 Class A1, 0.484% 4/25/36 (e)	2,088	1,087
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.454% 5/25/47 (e)	579	340
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.414% 2/25/37 (e)	2,773	1,863
Structured Asset Securities Corp.:
Series 2003-15A Class 4A, 5.3281% 4/25/33 (e)	488	451
Series 2004-21XS Class 2A3, 4.32% 12/25/34	83	83
Wells Fargo Mortgage Backed Securities Trust Series 2005-AR2 Class 1A2, 2.67% 3/25/35 (e)	414	133
TOTAL PRIVATE SPONSOR		35,247
U.S. Government Agency - 10.9%
Fannie Mae Series 2011-67 Class AI, 4% 7/25/26 (f)	807	86
Fannie Mae Guaranteed Mtg. pass-thru certificates:
planned amortization class Series 1994-23:
Class PX, 6% 8/25/23	1,233	1,283
Class PZ, 6% 2/25/24	3,216	3,813
Series 1993-165 Class SH, 19.0927% 9/25/23 (e)(h)	84	112
Series 2003-39 Class IA, 5.5% 10/25/22 (e)(f)	471	31
Series 2009-16 Class SA, 6.006% 3/25/24 (e)(f)(h)	1,763	164
Series 2010-109 Class IM, 5.5% 9/25/40 (f)	7,315	1,107
Series 2010-23:
Class AI, 5% 12/25/18 (f)	1,308	107
Class HI, 4.5% 10/25/18 (f)	883	82
Series 2010-29 Class LI, 4.5% 6/25/19 (f)	2,572	235
Series 2010-97 Class CI, 4.5% 8/25/25 (f)	1,714	149
Series 2011-83 Class DI, 6% 9/25/26 (f)	1,293	165
Fannie Mae Stripped Mortgage-Backed Securities:
sequential payer Series 377 Class 1, 10/1/36 (g)	1,560	1,461
Series 339 Class 29, 5.5% 7/1/18 (f)	746	68
Series 348 Class 14, 6.5% 8/1/34 (f)	473	85
Series 351:
Class 12, 5.5% 4/1/34 (f)	357	52
Class 13, 6% 3/1/34 (f)	441	80
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Fannie Mae Stripped Mortgage-Backed Securities: - continued
Series 359 Class 19, 6% 7/1/35 (f)	$ 416	$ 68
Series 384 Class 6, 5% 7/25/37 (f)	1,776	231
Fannie Mae subordinate REMIC pass-thru certificates:
floater Series 2007-57 Class FA, 0.474% 6/25/37 (e)	4,743	4,724
planned amortization class:
Series 1999-17 Class PG, 6% 4/25/29	2,169	2,400
Series 1999-32 Class PL, 6% 7/25/29	1,680	1,866
Series 1999-33 Class PK, 6% 7/25/29	1,013	1,123
Series 2001-52 Class YZ, 6.5% 10/25/31	110	127
Series 2005-39 Class TE, 5% 5/25/35	1,120	1,327
Series 2005-73 Class SA, 16.9156% 8/25/35 (e)(h)	461	558
Series 2006-105 Class MD, 5.5% 6/25/35	1,145	1,291
sequential payer:
Series 2001-20 Class Z, 6% 5/25/31	1,934	2,139
Series 2001-31 Class ZC, 6.5% 7/25/31	708	794
Series 2002-16 Class ZD, 6.5% 4/25/32	318	356
Series 2002-74 Class SV, 7.306% 11/25/32 (e)(f)	475	93
Series 2002-79 Class Z, 5.5% 11/25/22	1,034	1,134
Series 2003-80 Class CG, 6% 4/25/30	201	205
Series 2003-21 Class SK, 7.856% 3/25/33 (e)(f)(h)	315	66
Series 2003-35 Class TQ, 7.256% 5/25/18 (e)(f)(h)	252	34
Series 2003-42 Class SJ, 6.806% 11/25/22 (e)(f)(h)	239	17
Series 2003-48 Class HI, 5% 11/25/17 (f)	683	37
Series 2005-104 Class NI, 6.456% 3/25/35 (e)(f)(h)	3,755	596
Series 2006-4 Class IT, 6% 10/25/35 (f)	87	6
Series 2007-57 Class SA, 39.156% 6/25/37 (e)(h)	1,420	2,420
Series 2007-66:
Class FB, 0.644% 7/25/37 (e)	2,137	2,131
Class SB, 38.136% 7/25/37 (e)(h)	394	697
Series 2009-114 Class AI, 5% 12/25/23 (f)	1,498	124
Series 2009-76 Class MI, 5.5% 9/25/24 (f)	950	122
Series 2009-85 Class IB, 4.5% 8/25/24 (f)	482	41
Series 2009-93 Class IC, 4.5% 9/25/24 (f)	854	69
Series 2010-12 Class AI, 5% 12/25/18 (f)	2,695	297
Series 2010-135 Class LS, 5.806% 12/25/40 (e)(f)(h)	2,132	310
Series 2010-139 Class NI, 4.5% 2/25/40 (f)	1,913	272
Series 2010-96 Class DI, 4% 5/25/23 (f)	1,321	56
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Freddie Mac:
floater Series 3318 Class GY, 0% 5/15/37 (e)	$ 37	$ 37
floater planned amortization Series 3988 Class PF, 0.6485% 1/15/40 (e)	3,069	3,066
planned amortization class:
Series 2095 Class PE, 6% 11/15/28	2,056	2,281
Series 2104 Class PG, 6% 12/15/28	646	714
Series 2162 Class PH, 6% 6/15/29	223	247
Series 70 Class C, 9% 9/15/20	46	52
sequential payer Series 2114 Class ZM, 6% 1/15/29	304	336
Freddie Mac Manufactured Housing participation certificates guaranteed planned amortization class Series 2043 Class CJ, 6.5% 4/15/28	737	825
Freddie Mac Multi-Class pass-thru certificates:
floater:
Series 3129 Class MF, 0% 7/15/34 (e)	7	7
Series 3222 Class HF, 0% 9/15/36 (e)	102	99
planned amortization class:
Series 2121 Class MG, 6% 2/15/29	857	948
Series 2154 Class PT, 6% 5/15/29	1,309	1,448
Series 2520 Class BE, 6% 11/15/32	1,205	1,334
Series 2585 Class KS, 7.3515% 3/15/23 (e)(f)(h)	152	24
Series 2590 Class YR, 5.5% 9/15/32 (f)	46	4
Series 2802 Class OB, 6% 5/15/34	3,375	3,924
Series 2810 Class PD, 6% 6/15/33	1,357	1,416
Series 3741 Class YU, 3.5% 11/15/22	2,150	2,262
Series 3786 Class HP, 4.5% 3/15/38	3,064	3,302
Series 3806 Class UP, 4.5% 2/15/41	2,324	2,519
Series 3832 Class PE, 5% 3/15/41	960	1,074
sequential payer:
Series 2135 Class JE, 6% 3/15/29	972	1,076
Series 2274 Class ZM, 6.5% 1/15/31	391	441
Series 2281 Class ZB, 6% 3/15/30	377	416
Series 2357 Class ZB, 6.5% 9/15/31	842	943
Series 2502 Class ZC, 6% 9/15/32	1,162	1,295
Series 2575 Class ID, 5.5% 8/15/22 (f)	22	1
Series 2817 Class SD, 6.8015% 7/15/30 (e)(f)(h)	330	23
Series 3097 Class IA, 5.5% 3/15/33 (f)	1,214	110
Series 1658 Class GZ, 7% 1/15/24	1,154	1,286
Series 2587 Class IM, 6.5% 3/15/33 (f)	590	110
Series 2844:
Class SC, 45.1848% 8/15/24 (e)(h)	43	83
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Freddie Mac Multi-Class pass-thru certificates: - continued
Series 2844:
Class SD, 83.2195% 8/15/24 (e)(h)	$ 63	$ 150
Series 3772 Class BI, 4.5% 10/15/18 (f)	1,750	135
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2010-H17 Class FA, 0.5755% 7/20/60 (e)(i)	419	411
Series 2010-H18 Class AF, 0.5703% 9/20/60 (e)(i)	445	436
Series 2010-H19 Class FG, 0.5455% 8/20/60 (e)(i)	566	556
Series 2011-H03 Class FA, 0.7455% 1/20/61 (e)(i)	10,218	10,150
Series 2011-H05 Class FA, 0.7455% 12/20/60 (e)(i)	1,525	1,515
Series 2011-H07 Class FA, 0.7455% 2/20/61 (e)(i)	3,076	3,024
Series 2011-H12 Class FA, 0.7355% 2/20/61 (e)(i)	3,726	3,662
Series 2011-H13 Class FA, 0.7455% 4/20/61 (e)(i)	242	241
Series 2011-H14:
Class FB, 0.7455% 5/20/61 (e)(i)	1,713	1,692
Class FC, 0.7455% 5/20/61 (e)(i)	1,746	1,725
Series 2011-H17 Class FA, 0.7755% 6/20/61 (e)(i)	2,189	2,179
planned amortization class Series 2011-79 Class PO, 6/20/40 (g)	3,034	2,566
sequential payer Series 2002-42 Class ZA, 6% 6/20/32	987	1,109
Series 2004-32 Class GS, 6.2525% 5/16/34 (e)(f)(h)	774	161
Series 2010-91 Class PO, 7/20/40 (g)	1,017	898
Government National Mortgage Association planned amortization class Series 2011-136 Class WI, 4.5% 5/20/40 (f)	924	185
TOTAL U.S. GOVERNMENT AGENCY		97,309
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $129,427)		132,556
Commercial Mortgage Securities - 3.9%

Asset Securitization Corp. Series 1997-D5:
Class A6, 7.4526% 2/14/43 (e)	4,300	4,383
Class PS1, 1.4363% 2/14/43 (e)(f)	9,301	103
Banc of America Commercial Mortgage, Inc. sequential payer Series 2004-4 Class A5, 4.576% 7/10/42	304	311
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust floater:
Series 2006-4A Class B2, 1.494% 12/25/36 (b)(e)	$ 74	$ 4
Series 2007-3:
Class M1, 0.554% 7/25/37 (b)(e)	68	23
Class M2, 0.584% 7/25/37 (b)(e)	71	19
Class M3, 0.614% 7/25/37 (b)(e)	116	25
CDC Commercial Mortgage Trust Series 2002-FX1 Class XCL, 1.5913% 5/15/35 (b)(e)(f)	6,520	153
Citigroup/Deutsche Bank Commercial Mortgage Trust sequential payer Series 2007-CD4 Class A4, 5.322% 12/11/49	5,110	5,608
Credit Suisse Commercial Mortgage Trust sequential payer Series 2007-C3 Class A2, 5.9018% 6/15/39 (e)	685	687
GS Mortgage Securities Corp. II sequential payer Series 2005-GG4 Class A3, 4.607% 7/10/39	560	561
JPMorgan Chase Commercial Mortgage Securities Corp. floater Series 2011-CCHP Class A, 2.6% 7/15/28 (b)(e)	9,075	9,074
JPMorgan Chase Commercial Mortgage Securities Trust sequential payer:
Series 2007-LD11 Class A4, 6.0045% 6/15/49 (e)	4,140	4,571
Series 2007-LDPX Class A2 S, 5.305% 1/15/49	4,309	4,310
LB-UBS Commercial Mortgage Trust:
sequential payer Series 2007-C6 Class A2, 5.845% 7/15/40	499	507
Series 2007-C1 Class XCP, 0.6167% 2/15/40 (e)(f)	9,316	79
Merrill Lynch-CFC Commercial Mortgage Trust sequential payer Series 2007-6 Class A4, 5.485% 3/12/51 (e)	175	190
Wachovia Bank Commercial Mortgage Trust:
floater Series 2006-WL7A Class A1, 0.3751% 9/15/21 (b)(e)	2,314	2,229
Series 2007-C31A Class A2, 5.421% 4/15/47	769	799
Wachovia Bank Commercial Mortgage Trust pass-thru certificates sequential payer Series 2007-C33 Class A4, 6.0964% 2/15/51 (e)	1,470	1,621
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $34,956)		35,257
Cash Equivalents - 4.1%
	Maturity Amount (000s)	Value (000s)
Investments in repurchase agreements in a joint trading account at 0.14%, dated 2/29/12 due 3/1/12 (Collateralized by U.S. Government Obligations) # (Cost $36,334)	$ 36,334	$ 36,334
TOTAL INVESTMENT PORTFOLIO - 126.7% (Cost $1,109,732)		1,128,793
NET OTHER ASSETS (LIABILITIES) - (26.7)%		(238,093)
NET ASSETS - 100%		$ 890,700
TBA Sale Commitments
	Principal Amount (000s)
Fannie Mae
3.5% 3/1/42	$ (1,000)	(1,034)
4.5% 3/1/27	(5,000)	(5,350)
4.5% 3/1/42	(4,400)	(4,689)
5% 3/1/42	(9,000)	(9,720)
5% 3/1/42	(9,000)	(9,720)
5.5% 3/1/42	(2,000)	(2,179)
5.5% 3/1/42	(8,000)	(8,716)
TOTAL FANNIE MAE		(41,408)
Ginnie Mae
4% 3/1/42	(2,500)	(2,692)
5% 3/1/42	(17,200)	(18,998)
TOTAL GINNIE MAE		(21,690)
TOTAL TBA SALE COMMITMENTS (Proceeds $63,145)		$ (63,098)
Swap Agreements
	Expiration Date	Notional Amount (000s)	Value (000s)
Interest Rate Swaps
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 0.9975% with JPMorgan Chase, Inc.	Feb. 2017	$ 18,000	$ 86
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 3.75125% with Credit Suisse First Boston	August 2041	2,900	(586)
		$ 20,900	$ (500)
Legend
(a) Non-income producing - Security is in default.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $50,151,000 or 5.6% of net assets.

(c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $673,000.
(e) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(f) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.
(g) Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.
(h) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.
(i) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$36,334,000 due 3/01/12 at 0.14%
Citibank NA	$ 6,368
Credit Suisse Securities (USA) LLC	26,782
Merrill Lynch, Pierce, Fenner & Smith, Inc.	3,184
$ 36,334
Other Information

The following is a summary of the inputs used, as of February 29, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
U.S. Government Agency - Mortgage Securities	$ 891,089	$ -	$ 891,089	$ -
Asset-Backed Securities	33,557	-	33,471	86
Collateralized Mortgage Obligations	132,556	-	132,423	133
Commercial Mortgage Securities	35,257	-	35,186	71
Cash Equivalents	36,334	-	36,334	-
Total Investments in Securities:	$ 1,128,793	$ -	$ 1,128,503	$ 290
Derivative Instruments:
Assets
Swap Agreements	$ 86	$ -	$ 86	$ -
Liabilities
Swap Agreements	$ (586)	$ -	$ (586)	$ -
Total Derivative Instruments:	$ (500)	$ -	$ (500)	$ -
Other Financial Instruments:
TBA Sale Commitments	$ (63,098)	$ -	$ (63,098)	$ -
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ 184
Total Realized Gain (Loss)	(404)
Total Unrealized Gain (Loss)	415
Cost of Purchases	-
Proceeds of Sales	(39)
Amortization/Accretion	(41)
Transfers in to Level 3	175
Transfers out of Level 3	-
Ending Balance	$ 290
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at February 29, 2012	$ 11

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of February 29, 2012. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type	Value (Amounts in thousands)
	Asset	Liability
Interest Rate Risk
Swap Agreements (a)	$ 86	$ (586)
Total Value of Derivatives	$ 86	$ (586)
(a) Value is disclosed on the Statement of Assets and Liabilities in the Swap agreements, at value line-items.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	February 29, 2012 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $36,334) - See accompanying schedule: Unaffiliated issuers (cost $1,109,732)		$ 1,128,793
Cash		74
Receivable for investments sold, regular delivery		13,845
Receivable for TBA sale commitments		63,145
Receivable for fund shares sold		10,930
Interest receivable		3,292
Swap agreements, at value		86
Other receivables		116
Total assets		1,220,281

Liabilities
TBA sale commitments, at value	$ 63,098
Payable for investments purchased on a delayed delivery basis	264,306
Payable for fund shares redeemed	879
Distributions payable	219
Swap agreements, at value	586
Accrued management fee	232
Distribution and service plan fees payable	38
Other affiliated payables	109
Other payables and accrued expenses	114
Total liabilities		329,581

Net Assets		$ 890,700
Net Assets consist of:
Paid in capital		$ 961,846
Distributions in excess of net investment income		(7,410)
Accumulated undistributed net realized gain (loss) on investments		(82,344)
Net unrealized appreciation (depreciation) on investments		18,608
Net Assets		$ 890,700

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	February 29, 2012 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($58,492 ÷ 5,226.9 shares)	$ 11.19

Maximum offering price per share (100/96.00 of $11.19)	$ 11.66
Class T: Net Asset Value and redemption price per share ($36,308 ÷ 3,238.3 shares)	$ 11.21

Maximum offering price per share (100/96.00 of $11.21)	$ 11.68
Class B: Net Asset Value and offering price per share ($4,265 ÷ 381.1 shares)A	$ 11.19

Class C: Net Asset Value and offering price per share ($18,205 ÷ 1,629.2 shares)A	$ 11.17

Fidelity Mortgage Securities Fund: Net Asset Value, offering price and redemption price per share ($763,511 ÷ 68,067.9 shares)	$ 11.22

Institutional Class: Net Asset Value, offering price and redemption price per share ($9,919 ÷ 887.2 shares)	$ 11.18

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended February 29, 2012 (Unaudited)

Investment Income
Interest		$ 15,556

Expenses
Management fee	$ 1,396
Transfer agent fees	501
Distribution and service plan fees	222
Fund wide operations fee	145
Independent trustees' compensation	1
Miscellaneous	1
Total expenses		2,266
Net investment income (loss)		13,290
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	12,843
Futures contracts	4
Swap agreements	(1,236)
Total net realized gain (loss)		11,611
Change in net unrealized appreciation (depreciation) on: Investment securities	(7,469)
Swap agreements	422
Delayed delivery commitments	(340)
Total change in net unrealized appreciation (depreciation)		(7,387)
Net gain (loss)		4,224
Net increase (decrease) in net assets resulting from operations		$ 17,514

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended February 29, 2012 (Unaudited)	Year ended August 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 13,290	$ 29,651
Net realized gain (loss)	11,611	10,993
Change in net unrealized appreciation (depreciation)	(7,387)	6,942
Net increase (decrease) in net assets resulting from operations	17,514	47,586
Distributions to shareholders from net investment income	(13,511)	(30,093)
Share transactions - net increase (decrease)	(687)	(96,103)
Total increase (decrease) in net assets	3,316	(78,610)

Net Assets
Beginning of period	887,384	965,994
End of period (including distributions in excess of net investment income of $7,410 and distributions in excess of net investment income of $7,189, respectively)	$ 890,700	$ 887,384

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended February 29, 2012	Years ended August 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 11.14	$ 10.91	$ 10.38	$ 10.09	$ 10.57	$ 10.97
Income from Investment Operations
Net investment income (loss) E	.151	.323	.357	.464	.467	.521
Net realized and unrealized gain (loss)	.053	.235	.602	.283	(.461)	(.401)
Total from investment operations	.204	.558	.959	.747	.006	.120
Distributions from net investment income	(.154)	(.328)	(.429)	(.457)	(.486)	(.520)
Net asset value, end of period	$ 11.19	$ 11.14	$ 10.91	$ 10.38	$ 10.09	$ 10.57
Total Return B, C, D	1.85%	5.22%	9.44%	7.63%	.06%	1.04%
Ratios to Average Net Assets F, H
Expenses before reductions	.82% A	.82%	.83%	.84%	.85%	.79%
Expenses net of fee waivers, if any	.82% A	.82%	.83%	.84%	.85%	.79%
Expenses net of all reductions	.82% A	.82%	.83%	.84%	.85%	.78%
Net investment income (loss)	2.73% A	2.96%	3.36%	4.59%	4.52%	4.77%
Supplemental Data
Net assets, end of period (in millions)	$ 58	$ 59	$ 61	$ 47	$ 39	$ 54
Portfolio turnover rate G	496% A	490%	527%	476%	397%	409%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended February 29, 2012	Years ended August 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 11.16	$ 10.93	$ 10.40	$ 10.11	$ 10.59	$ 10.99
Income from Investment Operations
Net investment income (loss) E	.153	.326	.360	.466	.470	.519
Net realized and unrealized gain (loss)	.053	.235	.602	.282	(.462)	(.403)
Total from investment operations	.206	.561	.962	.748	.008	.116
Distributions from net investment income	(.156)	(.331)	(.432)	(.458)	(.488)	(.516)
Net asset value, end of period	$ 11.21	$ 11.16	$ 10.93	$ 10.40	$ 10.11	$ 10.59
Total Return B, C, D	1.86%	5.24%	9.44%	7.62%	.07%	1.01%
Ratios to Average Net Assets F, H
Expenses before reductions	.79% A	.79%	.81%	.83%	.83%	.82%
Expenses net of fee waivers, if any	.79% A	.79%	.81%	.83%	.83%	.82%
Expenses net of all reductions	.79% A	.79%	.81%	.83%	.83%	.82%
Net investment income (loss)	2.76% A	2.99%	3.39%	4.60%	4.53%	4.73%
Supplemental Data
Net assets, end of period (in millions)	$ 36	$ 37	$ 41	$ 40	$ 41	$ 68
Portfolio turnover rate G	496% A	490%	527%	476%	397%	409%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended February 29, 2012	Years ended August 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 11.14	$ 10.91	$ 10.38	$ 10.09	$ 10.57	$ 10.97
Income from Investment Operations
Net investment income (loss) E	.113	.248	.286	.398	.400	.443
Net realized and unrealized gain (loss)	.053	.235	.602	.283	(.461)	(.401)
Total from investment operations	.166	.483	.888	.681	(.061)	.042
Distributions from net investment income	(.116)	(.253)	(.358)	(.391)	(.419)	(.442)
Net asset value, end of period	$ 11.19	$ 11.14	$ 10.91	$ 10.38	$ 10.09	$ 10.57
Total Return B, C, D	1.50%	4.51%	8.71%	6.93%	(.58)%	.32%
Ratios to Average Net Assets F, H
Expenses before reductions	1.51% A	1.50%	1.50%	1.50%	1.50%	1.50%
Expenses net of fee waivers, if any	1.51% A	1.50%	1.50%	1.50%	1.50%	1.50%
Expenses net of all reductions	1.51% A	1.50%	1.50%	1.50%	1.50%	1.50%
Net investment income (loss)	2.04% A	2.27%	2.69%	3.93%	3.86%	4.05%
Supplemental Data
Net assets, end of period (in millions)	$ 4	$ 5	$ 7	$ 19	$ 32	$ 50
Portfolio turnover rate G	496% A	490%	527%	476%	397%	409%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended February 29, 2012	Years ended August 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 11.12	$ 10.90	$ 10.37	$ 10.08	$ 10.56	$ 10.96
Income from Investment Operations
Net investment income (loss) E	.111	.244	.282	.390	.389	.434
Net realized and unrealized gain (loss)	.054	.226	.603	.284	(.459)	(.401)
Total from investment operations	.165	.470	.885	.674	(.070)	.033
Distributions from net investment income	(.115)	(.250)	(.355)	(.384)	(.410)	(.433)
Net asset value, end of period	$ 11.17	$ 11.12	$ 10.90	$ 10.37	$ 10.08	$ 10.56
Total Return B, C, D	1.49%	4.39%	8.69%	6.86%	(.68)%	.25%
Ratios to Average Net Assets F, H
Expenses before reductions	1.54% A	1.53%	1.53%	1.57%	1.60%	1.58%
Expenses net of fee waivers, if any	1.54% A	1.53%	1.53%	1.57%	1.60%	1.58%
Expenses net of all reductions	1.54% A	1.53%	1.53%	1.57%	1.60%	1.58%
Net investment income (loss)	2.01% A	2.24%	2.66%	3.86%	3.77%	3.97%
Supplemental Data
Net assets, end of period (in millions)	$ 18	$ 15	$ 18	$ 18	$ 15	$ 23
Portfolio turnover rate G	496% A	490%	527%	476%	397%	409%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Mortgage Securities Fund

	Six months ended February 29, 2012	Years ended August 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 11.17	$ 10.94	$ 10.41	$ 10.11	$ 10.59	$ 10.99
Income from Investment Operations
Net investment income (loss) D	.172	.364	.399	.505	.509	.559
Net realized and unrealized gain (loss)	.053	.234	.601	.292	(.462)	(.403)
Total from investment operations	.225	.598	1.000	.797	.047	.156
Distributions from net investment income	(.175)	(.368)	(.470)	(.497)	(.527)	(.556)
Net asset value, end of period	$ 11.22	$ 11.17	$ 10.94	$ 10.41	$ 10.11	$ 10.59
Total Return B, C	2.03%	5.59%	9.83%	8.14%	.46%	1.38%
Ratios to Average Net Assets E, G
Expenses before reductions	.45% A	.45%	.45%	.45%	.45%	.45%
Expenses net of fee waivers, if any	.45% A	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.45% A	.45%	.45%	.45%	.45%	.45%
Net investment income (loss)	3.10% A	3.33%	3.74%	4.99%	4.91%	5.10%
Supplemental Data
Net assets, end of period (in millions)	$ 764	$ 765	$ 829	$ 838	$ 1,049	$ 1,446
Portfolio turnover rate F	496% A	490%	527%	476%	397%	409%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended February 29, 2012	Years ended August 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 11.13	$ 10.90	$ 10.37	$ 10.08	$ 10.56	$ 10.97
Income from Investment Operations
Net investment income (loss) D	.168	.354	.391	.496	.499	.548
Net realized and unrealized gain (loss)	.054	.235	.603	.284	(.461)	(.411)
Total from investment operations	.222	.589	.994	.780	.038	.137
Distributions from net investment income	(.172)	(.359)	(.464)	(.490)	(.518)	(.547)
Net asset value, end of period	$ 11.18	$ 11.13	$ 10.90	$ 10.37	$ 10.08	$ 10.56
Total Return B, C	2.01%	5.53%	9.80%	7.98%	.37%	1.20%
Ratios to Average Net Assets E, G
Expenses before reductions	.51% A	.53%	.50%	.52%	.54%	.53%
Expenses net of fee waivers, if any	.51% A	.53%	.50%	.52%	.54%	.53%
Expenses net of all reductions	.51% A	.53%	.50%	.52%	.54%	.53%
Net investment income (loss)	3.04% A	3.24%	3.69%	4.92%	4.83%	5.02%
Supplemental Data
Net assets, end of period (in millions)	$ 10	$ 7	$ 10	$ 10	$ 7	$ 10
Portfolio turnover rate F	496% A	490%	527%	476%	397%	409%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended February 29, 2012 (Unaudited)

(Amounts in thousands except percentages)

1. Organization.

Fidelity Advisor Mortgage Securities Fund (the Fund) is a fund of Fidelity Advisor Series II (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Fidelity Mortgage Securities Fund and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

2. Significant Accounting Policies - continued

Security Valuation - continued

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of February 29, 2012 for the Fund's investments, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. Dealers which make markets in asset backed securities, collateralized mortgage obligations and commercial mortgage securities may also consider such factors as the structure of the issue, cash flow assumptions, the value of underlying assets as well as any guarantees. Swaps are marked-to-market daily based on valuations from independent pricing services or dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Pricing services utilize matrix pricing which considers comparisons to interest rate curves, credit spread curves, default possibilities and recovery rates and, as a result, swaps are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Semiannual Report

2. Significant Accounting Policies - continued

New Accounting Pronouncements. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update is effective during interim and annual periods beginning after December 15, 2011 and will result in additional disclosure for transfers between levels as well as expanded disclosure for securities categorized as Level 3 under the fair value hierarchy.

In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, swap agreements, prior period premium and discount on debt securities, market discount, deferred trustees compensation, financing transactions, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 29,452
Gross unrealized depreciation	(10,393)
Net unrealized appreciation (depreciation) on securities and other investments	$ 19,059

Tax cost	$ 1,109,734

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. At August 31, 2011, capital loss carryforwards were as follows:

Fiscal year of expiration
2016	$ (5,307)
2017	(84,825)
Total capital loss carryforward	$ (90,132)

Semiannual Report

3. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. During the period, the Fund transacted in TBA securities that involved buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount however; delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. The Fund may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or the Fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells MBS and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Operating Policies - continued

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls - continued

dollar rolls involve the purchase and simultaneous agreement to sell MBS on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a dollar roll or a reverse dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Fund's Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Fund's Statement of Assets and Liabilities.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund used derivative instruments (derivatives), including futures contracts and swap agreements, in order to meet its investment objectives. The strategy is to use derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

Semiannual Report

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain over-the-counter (OTC) derivatives such as swap agreements, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the counterparty. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on OTC derivatives in an amount not less than the counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Futures contracts are not covered by the ISDA Master Agreement, however, counterparty credit risk related to exchange-traded futures contracts is minimal because of the protection provided by the exchange on which they trade. Derivatives involve, to varying degrees, risk of loss in excess of the amounts recognized in the Statement of Assets and Liabilities.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

4. Derivative Instruments - continued

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period.

Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Interest Rate Risk
Futures Contracts	$ 4	$ -
Swap Agreements	(1,236)	422
Totals (a)	$ (1,232)	$ 422

(a) A summary of the value of derivatives by risk exposure as of period end, if any, is included at the end of the Schedule of Investments and is representative of activity for the period.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is included in the Statement of Operations.

The underlying face amount at value of open futures contracts at period end, if any, is shown in the Schedule of Investments under the caption "Futures Contracts."

Swap Agreements. A swap agreement (swap) is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

Details of swaps open at period end are included in the Schedule of Investments under the caption "Swap Agreements." Swaps are marked-to-market daily and changes in value are recorded as unrealized appreciation or (depreciation) and reflected in the Statement of Assets and Liabilities. Any upfront premiums paid or received upon entering a swap to compensate for differences between stated terms of the agreement and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded as realized gain or (loss) ratably over the term of the swap. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized

Semiannual Report

4. Derivative Instruments - continued

Swap Agreements - continued

gain or (loss). Realized gain or (loss) is also recorded in the event of an early termination of a swap. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $45,047 and $52,466, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .32% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 74	$ 3
Class T	-%	.25%	46	-*
Class B	.65%	.25%	21	15
Class C	.75%	.25%	81	10
			$ 222	$ 28

* Amount represents two hundred eighty-one dollars.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

6. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B, 1.00% for Class C, .75% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 6
Class T	2
Class B*	6
Class C*	1
$ 15

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of each respective class of the Fund, with the exception of Fidelity Mortgage Securities Fund. FIIOC receives an asset-based fee of .10% of Fidelity Mortgage Securities Fund's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 63.21
Class T	33.18
Class B	6.25
Class C	15.18
Fidelity Mortgage Securities Fund	378.10
Institutional Class	6.15
	$ 501

* Annualized

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Fund Wide Operations Fee. Pursuant to the Fund Wide Operations and Expense Agreement (FWOE), FMR has agreed to provide for fund level expenses (which do not include transfer agent, Rule 12b-1 fees, compensation of the independent Trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% less the total amount of the management fee. The FWOE paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the period, the FWOE fee was equivalent to an annualized rate of .03% of average net assets.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended February 29, 2012	Year ended August 31, 2011
From net investment income
Class A	$ 821	$ 1,718
Class T	511	1,137
Class B	48	133
Class C	168	380
Fidelity Mortgage Securities Fund	11,837	26,484
Institutional Class	126	241
Total	$ 13,511	$ 30,093

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended February 29, 2012	Year ended August 31, 2011	Six months ended February 29, 2012	Year ended August 31, 2011
Class A
Shares sold	843	1,347	$ 9,403	$ 14,756
Reinvestment of distributions	60	129	674	1,402
Shares redeemed	(965)	(1,794)	(10,749)	(19,528)
Net increase (decrease)	(62)	(318)	$ (672)	$ (3,370)
Class T
Shares sold	275	574	$ 3,075	$ 6,276
Reinvestment of distributions	42	92	466	1,004
Shares redeemed	(378)	(1,136)	(4,223)	(12,380)
Net increase (decrease)	(61)	(470)	$ (682)	$ (5,100)
Class B
Shares sold	7	32	$ 84	$ 360
Reinvestment of distributions	3	8	28	83
Shares redeemed	(66)	(263)	(738)	(2,865)
Net increase (decrease)	(56)	(223)	$ (626)	$ (2,422)
Class C
Shares sold	419	226	$ 4,667	$ 2,470
Reinvestment of distributions	10	25	116	275
Shares redeemed	(177)	(526)	(1,975)	(5,730)
Net increase (decrease)	252	(275)	$ 2,808	$ (2,985)
Fidelity Mortgage Securities Fund
Shares sold	4,615	8,371	$ 51,615	$ 91,409
Reinvestment of distributions	961	2,193	10,731	23,971
Shares redeemed	(6,008)	(17,842)	(67,100)	(194,555)
Net increase (decrease)	(432)	(7,278)	$ (4,754)	$ (79,175)
Institutional Class
Shares sold	387	226	$ 4,319	$ 2,471
Reinvestment of distributions	10	20	108	214
Shares redeemed	(107)	(530)	(1,188)	(5,736)
Net increase (decrease)	290	(284)	$ 3,239	$ (3,051)

Semiannual Report

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

11. Credit Risk.

The Fund invests a portion of its assets in structured securities of issuers backed by residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Advisor Mortgage Securities Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and considers at each of its meetings factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established three standing committees, Operations, Audit, and Nominating and Governance, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2011 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts is fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Semiannual Report

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of the Investment Advisers' investment staff, including its size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, managing, and compensating investment personnel. The Board also noted that FMR has devoted increased resources to non-U.S. offices. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities which allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and enhancers. The Board also believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools which permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered the Investment Advisers' trading capabilities and resources which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the investment adviser's supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers, with 35 new branches opening since 2010.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and support of the senior management team that oversees asset management; (ii) rationalizing product lines through the mergers of six funds into other funds; (iii) continuing to migrate the Freedom Funds to dedicated lower cost underlying funds; (iv) obtaining shareholder approval to broaden the investment strategies for Fidelity Consumer Finance Portfolio, Fidelity Emerging Asia Fund, and Fidelity Environment and Alternative Energy Portfolio; (v) contractually agreeing to reduce the management fees and impose other expense limitations on Spartan 500 Index Fund and U.S. Bond Index Fund in connection with launching new institutional classes of these funds; (vi) changing the name, primary and supplemental benchmarks, and investment policies of Fidelity Global Strategies Fund to support the fund's flexible investment mandate and global orientation; and (vii) reducing the transfer agency account fee rates on certain accounts.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured over multiple periods against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by Fidelity and reviewed by the Board. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2010, the cumulative total returns of the retail class and Class C of the fund, the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The returns of the retail class and Class C show the performance of the highest and lowest performing classes, respectively (based on five-year performance). The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the class indicated.

Semiannual Report

Fidelity Advisor Mortgage Securities Fund

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of the retail class of the fund was in the second quartile for the one- and three-year periods and the third quartile for the five-year period. The Board also noted that the investment performance of the fund was lower than its benchmark for the three- and five-year periods, although the one-year total return of the retail class compared favorably to its benchmark. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 12% means that 88% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Fidelity Advisor Mortgage Securities Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2010.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Semiannual Report

Total Expense Ratio. In its review of each class's total expense ratio, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board also considered that the current contractual arrangements for the fund (i) have the effect of setting the total "fund-level" expenses (including, among certain other expenses, the management fee) for each class at 35 basis points, (ii) limit the "class-level" transfer agent fee for the retail class to 10 basis points, and (iii) limit the total expenses for the retail class to 45 basis points. The fees and expenses payable under these contractual arrangements may not be increased without the approval of the Board and the shareholders of the applicable class. The fund's Advisor classes are subject to different "class-level" expenses (transfer agent fees and 12b-1 fees).

The Board noted that the total expense ratio of each class ranked below its competitive median for 2010.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board noted, however, that because the current contractual arrangements set the total "fund-level" expenses for each class at 35 basis points, increases or decreases in the management fee due to changes in the group fee rate will not impact the total expense ratio.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. In March 2010, the Board created an ad hoc joint committee with the board of other Fidelity funds (the Committee) to review and compare Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered, including the findings of the Committee.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board also noted that in 2009, it and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

Semiannual Report

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that any potential economies of scale are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the compensation paid to fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's fee structures and rationale for recommending different fees among different categories of funds and classes, as well as Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes; (vi) the reasons why certain expenses affect various funds and classes differently; (vii) Fidelity's transfer agent fees, expenses, and services and how the benefits of decreased costs and new efficiencies can be shared across all of the Fidelity funds; (viii) the reasons for and consequences of changes to certain product lines compared to competitors; (ix) the allocation of and historical trends in Fidelity's realization of fall-out benefits; and (x) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expense ratios for certain funds and classes or to achieve further economies of scale.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments Money Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan), Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

AMOR-USAN-0412
1.784898.109

(Fidelity Investment logo)(registered trademark)

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Mortgage Securities
Fund - Institutional Class

Semiannual Report

February 29, 2012

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2011 to February 29, 2012).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value September 1, 2011	Ending Account Value February 29, 2012	Expenses Paid During Period* September 1, 2011 to February 29, 2012
Class A	.82%
Actual		$ 1,000.00	$ 1,018.50	$ 4.12
Hypothetical A		$ 1,000.00	$ 1,020.79	$ 4.12
Class T	.79%
Actual		$ 1,000.00	$ 1,018.60	$ 3.96
Hypothetical A		$ 1,000.00	$ 1,020.93	$ 3.97
Class B	1.51%
Actual		$ 1,000.00	$ 1,015.00	$ 7.57
Hypothetical A		$ 1,000.00	$ 1,017.35	$ 7.57
Class C	1.54%
Actual		$ 1,000.00	$ 1,014.90	$ 7.71
Hypothetical A		$ 1,000.00	$ 1,017.21	$ 7.72
Fidelity Mortgage Securities Fund	.45%
Actual		$ 1,000.00	$ 1,020.30	$ 2.26
Hypothetical A		$ 1,000.00	$ 1,022.63	$ 2.26
Institutional Class	.51%
Actual		$ 1,000.00	$ 1,020.10	$ 2.56
Hypothetical A		$ 1,000.00	$ 1,022.33	$ 2.56

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Coupon Distribution as of February 29, 2012
	% of fund's investments	% of fund's investments 6 months ago
Less than 0.01%	0.4	0.4
0.01 - 0.99%	7.3	6.7
1 - 1.99%	1.0	0.7
2 - 2.99%	1.3	0.7
3 - 3.99%	7.0	4.5
4 - 4.99%	37.4	41.1
5 - 5.99%	31.5	32.4
6 - 6.99%	8.1	8.2
7% and over	2.7	2.6
Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.
Weighted Average Maturity as of February 29, 2012
6 months ago
Years	3.8	4.1

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of February 29, 2012
6 months ago
Years	2.4	2.9

Duration estimates how much a bond fund's price will change with a change in comparable interest rates. If rates rise 1%, for example, a fund with a 5-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example. Duration takes into account any call or put option embedded in the bonds.

Asset Allocation (% of fund's net assets)
As of February 29, 2012*		As of August 31, 2011**
	Mortgage Securities 100.0%		Mortgage Securities 114.5%
	CMOs and Other Mortgage Related Securities 18.8%		CMOs and Other Mortgage Related Securities 20.5%
	Asset-Backed Securities 3.8%		Asset-Backed Securities 3.5%
	Short-Term Investments and Net Other Assets† (22.6)%		Short-Term Investments and Net Other Assets† (38.5)%
* Foreign investments	1.7%	** Foreign investments	2.1%
* Futures and Swaps	(2.3)%	** Futures and Swaps	(4.0)%

† Short-Term Investments and Net Other Assets are not included in the pie chart.

Semiannual Report

Investments February 29, 2012 (Unaudited)

Showing Percentage of Net Assets

U.S. Government Agency - Mortgage Securities - 100.0%
	Principal Amount (000s)	Value (000s)
Fannie Mae - 54.2%
2.303% 6/1/36 (e)	$ 50	$ 53
2.322% 1/1/35 (e)	354	377
2.336% 5/1/36 (e)	268	278
2.393% 9/1/36 (e)	169	180
2.424% 10/1/33 (e)	77	81
2.435% 4/1/36 (e)	229	243
2.438% 8/1/35 (e)	469	500
2.448% 3/1/35 (e)	49	51
2.487% 11/1/36 (e)	71	75
2.537% 7/1/35 (e)	101	108
2.609% 5/1/36 (e)	95	101
2.625% 10/1/36 (e)	172	183
2.71% 9/1/36 (e)	104	111
3% 3/1/27 (c)	2,000	2,076
3% 3/1/27 (c)	6,000	6,227
3% 3/1/27 (c)	7,600	7,887
3% 3/1/27 (c)	6,000	6,227
3.377% 9/1/41 (e)	363	381
3.471% 3/1/40 (e)	817	846
3.5% 12/1/25 to 9/1/26	1,682	1,771
3.5% 3/1/42 (c)	11,000	11,370
3.5% 3/1/42 (c)	7,100	7,339
3.5% 3/1/42 (c)	8,400	8,682
3.5% 3/1/42 (c)	4,000	4,134
4% 10/1/25 to 11/1/41	73,940	78,313
4% 3/1/42 (c)	20,700	21,786
4% 3/1/42 (c)	6,000	6,315
4.168% 6/1/36 (e)	825	869
4.5% 5/1/18 to 11/1/41	69,092	74,294
4.5% 3/1/42 (c)	12,600	13,429
4.5% 3/1/42 (c)	3,000	3,197
5% 9/1/17 to 6/1/40	39,275	42,587
5% 3/1/42 (c)	14,500	15,660
5% 3/1/42 (c)	25,600	27,647
5% 3/1/42 (c)	9,000	9,720
5.003% 7/1/35 (e)	12	13
5.08% 7/1/35 (e)	109	117
5.5% 2/1/18 to 9/1/38	64,357	70,230
5.5% 3/1/42 (c)	4,000	4,358
5.5% 3/1/42 (c)	29,000	31,597
5.718% 3/1/36 (e)	561	592
5.99% 9/1/36 (e)	219	235
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
6% 3/1/17 to 2/1/38	$ 8,380	$ 9,194
6% 3/1/42 (c)	1,000	1,100
6.021% 8/1/46 (e)	107	117
6.039% 9/1/36 (e)	202	215
6.24% 9/1/37 (e)	22	23
6.313% 4/1/37 (e)	236	254
6.499% 12/1/36 (e)	195	212
6.5% 12/1/12 to 5/1/38	5,368	6,024
6.555% 12/1/36 (e)	107	115
6.824% 9/1/37 (e)	89	95
7% 12/1/15 to 5/1/30	2,316	2,641
7.431% 9/1/37 (e)	30	32
7.5% 8/1/22 to 9/1/32	1,252	1,469
8% 12/1/29 to 3/1/37	75	89
8.5% 1/1/16 to 7/1/31	171	202
9% 10/1/30	274	338
9.5% 7/1/16 to 8/1/22	39	44
12.5% 8/1/15 to 3/1/16	10	11
12.75% 2/1/15	2	3
13.5% 9/1/14	1	2
		482,420
Freddie Mac - 24.9%
1.915% 3/1/35 (e)	217	225
2.095% 5/1/37 (e)	112	116
2.292% 11/1/35 (e)	431	455
2.481% 5/1/34 (e)	16	17
2.638% 4/1/37 (e)	162	173
2.639% 6/1/37 (e)	364	387
2.711% 6/1/33 (e)	1,113	1,186
2.795% 7/1/36 (e)	176	188
3.149% 10/1/35 (e)	73	78
3.586% 6/1/37 (e)	911	961
4% 9/1/41	938	990
4% 10/1/41	1,893	2,018
4% 3/1/42 (c)	23,000	24,127
4.5% 7/1/25 to 10/1/41	47,804	51,292
4.5% 3/1/42 (c)	28,300	30,062
5% 7/1/33 to 9/1/40	35,750	38,789
5.138% 4/1/35 (e)	78	81
5.5% 10/1/17 to 1/1/40 (d)	32,055	34,835
5.847% 6/1/37 (e)	56	58
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Freddie Mac - continued
6% 4/1/14 to 6/1/39	$ 10,400	$ 11,400
6.011% 4/1/37 (e)	81	86
6.05% 3/1/36 (e)	744	793
6.058% 10/1/36 (e)	53	57
6.333% 6/1/37 (e)	38	40
6.421% 12/1/36 (e)	614	651
6.5% 2/1/13 to 9/1/39	11,879	13,259
6.662% 8/1/37 (e)	186	195
7% 6/1/21 to 9/1/36	3,176	3,635
7.03% 6/1/36 (e)	32	34
7.07% 2/1/37 (e)	55	60
7.22% 4/1/37 (e)	9	9
7.5% 4/1/12 to 7/1/34	4,801	5,529
8% 11/1/16 to 1/1/37	67	79
8.5% 6/1/16 to 9/1/20	12	13
9% 9/1/16 to 5/1/21	92	103
10% 1/1/16 to 5/1/19	18	20
10.5% 2/1/16	1	1
12.5% 2/1/14 to 12/1/14	3	3
13% 12/1/13 to 6/1/15	11	11
		222,016
Ginnie Mae - 20.9%
3.5% 10/15/41 to 2/15/42	9,799	10,288
3.5% 3/1/42 (c)	7,500	7,862
4% 9/15/25 to 11/15/41	20,791	22,473
4% 3/1/42 (c)	2,300	2,477
4.5% 8/15/33 to 5/20/41	56,311	61,877
4.5% 3/1/42 (c)	700	763
4.751% 12/20/60 (i)	13,639	15,227
4.814% 1/20/61 (i)	308	346
5% 9/20/33 to 9/15/40	34,669	38,576
5% 3/1/42 (c)	9,000	9,941
5.5% 10/15/33 to 9/15/39	5,832	6,503
6% 1/15/36 to 9/20/38	5,476	6,159
6.5% 10/15/34 to 7/15/36	290	334
7% 2/15/24 to 4/20/32	1,975	2,273
7.5% 12/15/16 to 4/15/32	667	776
8% 6/15/21 to 12/15/25	305	358
8.5% 8/15/16 to 10/15/28	347	407
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Ginnie Mae - continued
9% 11/20/17	$ 1	$ 1
10.5% 12/20/15 to 2/20/18	10	12
		186,653
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $869,441)		891,089
Asset-Backed Securities - 3.8%

ACE Securities Corp. Home Equity Loan Trust Series 2005-HE7 Class A2C, 0.494% 11/25/35 (e)	645	641
Aesop Funding II LLC Series 2005-4A Class A3, 0.5255% 7/20/12 (AMBAC Insured) (b)(e)	2,917	2,905
AmeriCredit Automobile Receivables Trust Series 2007-CM Class A4B, 0.3425% 4/7/14 (National Public Finance Guarantee Corp. Insured) (e)	2,007	1,995
Avis Budget Rental Car Funding (AESOP) LLC:
Series 2007-2A Class A, 0.3855% 8/20/13 (AMBAC Insured) (b)(e)	4,930	4,902
Series 2009-1A Class A, 9.31% 10/20/13 (b)	2,805	2,893
Countrywide Asset-Backed Certificates Trust:
Series 2007-11 Class 2A1, 0.304% 6/25/47 (e)	248	245
Series 2007-4 Class A1A, 0.3963% 9/25/37 (e)	784	764
Series 2007-5 Class 2A1, 0.344% 9/25/47 (e)	249	248
Countrywide Home Loans, Inc. Series 2005-2 Class M2, 0.949% 7/25/35 (e)	1,984	1,966
GSAMP Trust:
Series 2004-AR1 Class B4, 5% 6/25/34 (b)(e)	82	24
Series 2004-AR2 Class B1, 3.094% 8/25/34 (e)	796	62
GSR Mortgage Loan Trust Series 2005-HE4 Class A2C, 0.614% 7/25/45 (e)	4,930	4,924
Morgan Stanley ABS Capital I Trust Series 2005-3 Class A3, 0.624% 8/25/35 (e)	1,179	1,174
National Collegiate Student Loan Trust:
Series 2004-2 Class AIO, 9.75% 10/27/14 (f)	2,045	138
Series 2007-1 Class AIO, 7.27% 4/25/12 (f)	9,200	147
Series 2007-2 Class AIO, 6.7% 7/25/12 (f)	6,385	142
Ocala Funding LLC Series 2006-1A Class A, 1.6455% 3/20/11 (a)(b)(e)	2,100	0
Option One Mortgage Loan Trust:
Series 2007-5 Class 2A1, 0.334% 5/25/37 (e)	928	922
Series 2007-6 Class 2A1, 0.304% 7/25/37 (e)	68	67
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Rental Car Finance Corp. Series 2007-1A Class A, 0.384% 7/25/13 (FGIC Insured) (b)(e)	$ 8,333	$ 8,279
Structured Asset Securities Corp. Series 2005-NC2 Class M3, 0.674% 5/25/35 (e)	1,995	1,119
WaMu Asset Holdings Corp.:
Series 2006-5 Class N1, 5.926% 7/25/46 (b)	1,148	0
Series 2006-7 Class N1, 5.926% 9/25/46 (b)	912	0
Series 2006-8 Class N1, 6.048% 10/25/46 (b)	1,160	0
TOTAL ASSET-BACKED SECURITIES (Cost $39,574)		33,557
Collateralized Mortgage Obligations - 14.9%

Private Sponsor - 4.0%
Arkle Master Issuer PLC floater Series 2010-1A Class 2A, 1.6451% 5/17/60 (b)(e)	3,032	3,033
Arran Residential Mortgages Funding PLC floater Series 2011-1A Class A1C, 1.6931% 11/19/47 (b)(e)	1,177	1,178
Banc of America Funding Trust sequential payer Series 2009-R1 Class A1, 5.0298% 5/20/36 (e)	173	174
Banc of America Mortgage Securities, Inc. planned amortization class Series 2005-3 Class 1A20, 5.5% 4/25/35	3,006	2,996
BCAP LLC Trust sequential payer Series 2010-RR12 Class 3A5, 5% 8/26/37 (b)	429	429
Citigroup Mortgage Loan Trust Series 2010-7 Class 9A1, 4.5% 10/25/37 (b)	4,601	4,666
Credit Suisse Mortgage Capital Certificates:
floater Series 2011-7R Class A1, 1.494% 8/27/47 (b)(e)	2,337	2,293
sequential payer Series 2010-16 Class A1, 3% 6/25/50 (b)	486	469
CSMC floater Series 2011-1R Class A1, 1.244% 2/27/47 (b)(e)	3,459	3,403
First Horizon Mortgage pass-thru Trust Series 2004-AR5 Class 2A1, 2.631% 10/25/34 (e)	934	860
Gracechurch Mortgage Financing PLC floater Series 2007-1A Class 3A1, 0.5731% 11/20/56 (b)(e)	4,156	4,150
Granite Mortgages Series 2003-2 Class 1A3, 1.0612% 7/20/43 (e)	447	433
Granite Mortgages PLC floater:
Series 2003-3 Class 1A3, 0.9612% 1/20/44 (e)	173	168
Series 2004-1 Class 2A1, 0.8832% 3/20/44 (e)	5,398	5,190
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Granite Mortgages PLC floater: - continued
Series 2004-3 Class 2A1, 0.8432% 9/20/44 (e)	$ 211	$ 203
Holmes Master Issuer PLC floater Series 2007-2A Class 4A, 0.667% 7/15/20 (e)	1,650	1,645
Luminent Mortgage Trust floater Series 2006-1 Class A1, 0.484% 4/25/36 (e)	2,088	1,087
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.454% 5/25/47 (e)	579	340
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.414% 2/25/37 (e)	2,773	1,863
Structured Asset Securities Corp.:
Series 2003-15A Class 4A, 5.3281% 4/25/33 (e)	488	451
Series 2004-21XS Class 2A3, 4.32% 12/25/34	83	83
Wells Fargo Mortgage Backed Securities Trust Series 2005-AR2 Class 1A2, 2.67% 3/25/35 (e)	414	133
TOTAL PRIVATE SPONSOR		35,247
U.S. Government Agency - 10.9%
Fannie Mae Series 2011-67 Class AI, 4% 7/25/26 (f)	807	86
Fannie Mae Guaranteed Mtg. pass-thru certificates:
planned amortization class Series 1994-23:
Class PX, 6% 8/25/23	1,233	1,283
Class PZ, 6% 2/25/24	3,216	3,813
Series 1993-165 Class SH, 19.0927% 9/25/23 (e)(h)	84	112
Series 2003-39 Class IA, 5.5% 10/25/22 (e)(f)	471	31
Series 2009-16 Class SA, 6.006% 3/25/24 (e)(f)(h)	1,763	164
Series 2010-109 Class IM, 5.5% 9/25/40 (f)	7,315	1,107
Series 2010-23:
Class AI, 5% 12/25/18 (f)	1,308	107
Class HI, 4.5% 10/25/18 (f)	883	82
Series 2010-29 Class LI, 4.5% 6/25/19 (f)	2,572	235
Series 2010-97 Class CI, 4.5% 8/25/25 (f)	1,714	149
Series 2011-83 Class DI, 6% 9/25/26 (f)	1,293	165
Fannie Mae Stripped Mortgage-Backed Securities:
sequential payer Series 377 Class 1, 10/1/36 (g)	1,560	1,461
Series 339 Class 29, 5.5% 7/1/18 (f)	746	68
Series 348 Class 14, 6.5% 8/1/34 (f)	473	85
Series 351:
Class 12, 5.5% 4/1/34 (f)	357	52
Class 13, 6% 3/1/34 (f)	441	80
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Fannie Mae Stripped Mortgage-Backed Securities: - continued
Series 359 Class 19, 6% 7/1/35 (f)	$ 416	$ 68
Series 384 Class 6, 5% 7/25/37 (f)	1,776	231
Fannie Mae subordinate REMIC pass-thru certificates:
floater Series 2007-57 Class FA, 0.474% 6/25/37 (e)	4,743	4,724
planned amortization class:
Series 1999-17 Class PG, 6% 4/25/29	2,169	2,400
Series 1999-32 Class PL, 6% 7/25/29	1,680	1,866
Series 1999-33 Class PK, 6% 7/25/29	1,013	1,123
Series 2001-52 Class YZ, 6.5% 10/25/31	110	127
Series 2005-39 Class TE, 5% 5/25/35	1,120	1,327
Series 2005-73 Class SA, 16.9156% 8/25/35 (e)(h)	461	558
Series 2006-105 Class MD, 5.5% 6/25/35	1,145	1,291
sequential payer:
Series 2001-20 Class Z, 6% 5/25/31	1,934	2,139
Series 2001-31 Class ZC, 6.5% 7/25/31	708	794
Series 2002-16 Class ZD, 6.5% 4/25/32	318	356
Series 2002-74 Class SV, 7.306% 11/25/32 (e)(f)	475	93
Series 2002-79 Class Z, 5.5% 11/25/22	1,034	1,134
Series 2003-80 Class CG, 6% 4/25/30	201	205
Series 2003-21 Class SK, 7.856% 3/25/33 (e)(f)(h)	315	66
Series 2003-35 Class TQ, 7.256% 5/25/18 (e)(f)(h)	252	34
Series 2003-42 Class SJ, 6.806% 11/25/22 (e)(f)(h)	239	17
Series 2003-48 Class HI, 5% 11/25/17 (f)	683	37
Series 2005-104 Class NI, 6.456% 3/25/35 (e)(f)(h)	3,755	596
Series 2006-4 Class IT, 6% 10/25/35 (f)	87	6
Series 2007-57 Class SA, 39.156% 6/25/37 (e)(h)	1,420	2,420
Series 2007-66:
Class FB, 0.644% 7/25/37 (e)	2,137	2,131
Class SB, 38.136% 7/25/37 (e)(h)	394	697
Series 2009-114 Class AI, 5% 12/25/23 (f)	1,498	124
Series 2009-76 Class MI, 5.5% 9/25/24 (f)	950	122
Series 2009-85 Class IB, 4.5% 8/25/24 (f)	482	41
Series 2009-93 Class IC, 4.5% 9/25/24 (f)	854	69
Series 2010-12 Class AI, 5% 12/25/18 (f)	2,695	297
Series 2010-135 Class LS, 5.806% 12/25/40 (e)(f)(h)	2,132	310
Series 2010-139 Class NI, 4.5% 2/25/40 (f)	1,913	272
Series 2010-96 Class DI, 4% 5/25/23 (f)	1,321	56
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Freddie Mac:
floater Series 3318 Class GY, 0% 5/15/37 (e)	$ 37	$ 37
floater planned amortization Series 3988 Class PF, 0.6485% 1/15/40 (e)	3,069	3,066
planned amortization class:
Series 2095 Class PE, 6% 11/15/28	2,056	2,281
Series 2104 Class PG, 6% 12/15/28	646	714
Series 2162 Class PH, 6% 6/15/29	223	247
Series 70 Class C, 9% 9/15/20	46	52
sequential payer Series 2114 Class ZM, 6% 1/15/29	304	336
Freddie Mac Manufactured Housing participation certificates guaranteed planned amortization class Series 2043 Class CJ, 6.5% 4/15/28	737	825
Freddie Mac Multi-Class pass-thru certificates:
floater:
Series 3129 Class MF, 0% 7/15/34 (e)	7	7
Series 3222 Class HF, 0% 9/15/36 (e)	102	99
planned amortization class:
Series 2121 Class MG, 6% 2/15/29	857	948
Series 2154 Class PT, 6% 5/15/29	1,309	1,448
Series 2520 Class BE, 6% 11/15/32	1,205	1,334
Series 2585 Class KS, 7.3515% 3/15/23 (e)(f)(h)	152	24
Series 2590 Class YR, 5.5% 9/15/32 (f)	46	4
Series 2802 Class OB, 6% 5/15/34	3,375	3,924
Series 2810 Class PD, 6% 6/15/33	1,357	1,416
Series 3741 Class YU, 3.5% 11/15/22	2,150	2,262
Series 3786 Class HP, 4.5% 3/15/38	3,064	3,302
Series 3806 Class UP, 4.5% 2/15/41	2,324	2,519
Series 3832 Class PE, 5% 3/15/41	960	1,074
sequential payer:
Series 2135 Class JE, 6% 3/15/29	972	1,076
Series 2274 Class ZM, 6.5% 1/15/31	391	441
Series 2281 Class ZB, 6% 3/15/30	377	416
Series 2357 Class ZB, 6.5% 9/15/31	842	943
Series 2502 Class ZC, 6% 9/15/32	1,162	1,295
Series 2575 Class ID, 5.5% 8/15/22 (f)	22	1
Series 2817 Class SD, 6.8015% 7/15/30 (e)(f)(h)	330	23
Series 3097 Class IA, 5.5% 3/15/33 (f)	1,214	110
Series 1658 Class GZ, 7% 1/15/24	1,154	1,286
Series 2587 Class IM, 6.5% 3/15/33 (f)	590	110
Series 2844:
Class SC, 45.1848% 8/15/24 (e)(h)	43	83
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Freddie Mac Multi-Class pass-thru certificates: - continued
Series 2844:
Class SD, 83.2195% 8/15/24 (e)(h)	$ 63	$ 150
Series 3772 Class BI, 4.5% 10/15/18 (f)	1,750	135
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2010-H17 Class FA, 0.5755% 7/20/60 (e)(i)	419	411
Series 2010-H18 Class AF, 0.5703% 9/20/60 (e)(i)	445	436
Series 2010-H19 Class FG, 0.5455% 8/20/60 (e)(i)	566	556
Series 2011-H03 Class FA, 0.7455% 1/20/61 (e)(i)	10,218	10,150
Series 2011-H05 Class FA, 0.7455% 12/20/60 (e)(i)	1,525	1,515
Series 2011-H07 Class FA, 0.7455% 2/20/61 (e)(i)	3,076	3,024
Series 2011-H12 Class FA, 0.7355% 2/20/61 (e)(i)	3,726	3,662
Series 2011-H13 Class FA, 0.7455% 4/20/61 (e)(i)	242	241
Series 2011-H14:
Class FB, 0.7455% 5/20/61 (e)(i)	1,713	1,692
Class FC, 0.7455% 5/20/61 (e)(i)	1,746	1,725
Series 2011-H17 Class FA, 0.7755% 6/20/61 (e)(i)	2,189	2,179
planned amortization class Series 2011-79 Class PO, 6/20/40 (g)	3,034	2,566
sequential payer Series 2002-42 Class ZA, 6% 6/20/32	987	1,109
Series 2004-32 Class GS, 6.2525% 5/16/34 (e)(f)(h)	774	161
Series 2010-91 Class PO, 7/20/40 (g)	1,017	898
Government National Mortgage Association planned amortization class Series 2011-136 Class WI, 4.5% 5/20/40 (f)	924	185
TOTAL U.S. GOVERNMENT AGENCY		97,309
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $129,427)		132,556
Commercial Mortgage Securities - 3.9%

Asset Securitization Corp. Series 1997-D5:
Class A6, 7.4526% 2/14/43 (e)	4,300	4,383
Class PS1, 1.4363% 2/14/43 (e)(f)	9,301	103
Banc of America Commercial Mortgage, Inc. sequential payer Series 2004-4 Class A5, 4.576% 7/10/42	304	311
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust floater:
Series 2006-4A Class B2, 1.494% 12/25/36 (b)(e)	$ 74	$ 4
Series 2007-3:
Class M1, 0.554% 7/25/37 (b)(e)	68	23
Class M2, 0.584% 7/25/37 (b)(e)	71	19
Class M3, 0.614% 7/25/37 (b)(e)	116	25
CDC Commercial Mortgage Trust Series 2002-FX1 Class XCL, 1.5913% 5/15/35 (b)(e)(f)	6,520	153
Citigroup/Deutsche Bank Commercial Mortgage Trust sequential payer Series 2007-CD4 Class A4, 5.322% 12/11/49	5,110	5,608
Credit Suisse Commercial Mortgage Trust sequential payer Series 2007-C3 Class A2, 5.9018% 6/15/39 (e)	685	687
GS Mortgage Securities Corp. II sequential payer Series 2005-GG4 Class A3, 4.607% 7/10/39	560	561
JPMorgan Chase Commercial Mortgage Securities Corp. floater Series 2011-CCHP Class A, 2.6% 7/15/28 (b)(e)	9,075	9,074
JPMorgan Chase Commercial Mortgage Securities Trust sequential payer:
Series 2007-LD11 Class A4, 6.0045% 6/15/49 (e)	4,140	4,571
Series 2007-LDPX Class A2 S, 5.305% 1/15/49	4,309	4,310
LB-UBS Commercial Mortgage Trust:
sequential payer Series 2007-C6 Class A2, 5.845% 7/15/40	499	507
Series 2007-C1 Class XCP, 0.6167% 2/15/40 (e)(f)	9,316	79
Merrill Lynch-CFC Commercial Mortgage Trust sequential payer Series 2007-6 Class A4, 5.485% 3/12/51 (e)	175	190
Wachovia Bank Commercial Mortgage Trust:
floater Series 2006-WL7A Class A1, 0.3751% 9/15/21 (b)(e)	2,314	2,229
Series 2007-C31A Class A2, 5.421% 4/15/47	769	799
Wachovia Bank Commercial Mortgage Trust pass-thru certificates sequential payer Series 2007-C33 Class A4, 6.0964% 2/15/51 (e)	1,470	1,621
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $34,956)		35,257
Cash Equivalents - 4.1%
	Maturity Amount (000s)	Value (000s)
Investments in repurchase agreements in a joint trading account at 0.14%, dated 2/29/12 due 3/1/12 (Collateralized by U.S. Government Obligations) # (Cost $36,334)	$ 36,334	$ 36,334
TOTAL INVESTMENT PORTFOLIO - 126.7% (Cost $1,109,732)		1,128,793
NET OTHER ASSETS (LIABILITIES) - (26.7)%		(238,093)
NET ASSETS - 100%		$ 890,700
TBA Sale Commitments
	Principal Amount (000s)
Fannie Mae
3.5% 3/1/42	$ (1,000)	(1,034)
4.5% 3/1/27	(5,000)	(5,350)
4.5% 3/1/42	(4,400)	(4,689)
5% 3/1/42	(9,000)	(9,720)
5% 3/1/42	(9,000)	(9,720)
5.5% 3/1/42	(2,000)	(2,179)
5.5% 3/1/42	(8,000)	(8,716)
TOTAL FANNIE MAE		(41,408)
Ginnie Mae
4% 3/1/42	(2,500)	(2,692)
5% 3/1/42	(17,200)	(18,998)
TOTAL GINNIE MAE		(21,690)
TOTAL TBA SALE COMMITMENTS (Proceeds $63,145)		$ (63,098)
Swap Agreements
	Expiration Date	Notional Amount (000s)	Value (000s)
Interest Rate Swaps
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 0.9975% with JPMorgan Chase, Inc.	Feb. 2017	$ 18,000	$ 86
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 3.75125% with Credit Suisse First Boston	August 2041	2,900	(586)
		$ 20,900	$ (500)
Legend
(a) Non-income producing - Security is in default.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $50,151,000 or 5.6% of net assets.

(c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $673,000.
(e) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(f) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.
(g) Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.
(h) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.
(i) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$36,334,000 due 3/01/12 at 0.14%
Citibank NA	$ 6,368
Credit Suisse Securities (USA) LLC	26,782
Merrill Lynch, Pierce, Fenner & Smith, Inc.	3,184
$ 36,334
Other Information

The following is a summary of the inputs used, as of February 29, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
U.S. Government Agency - Mortgage Securities	$ 891,089	$ -	$ 891,089	$ -
Asset-Backed Securities	33,557	-	33,471	86
Collateralized Mortgage Obligations	132,556	-	132,423	133
Commercial Mortgage Securities	35,257	-	35,186	71
Cash Equivalents	36,334	-	36,334	-
Total Investments in Securities:	$ 1,128,793	$ -	$ 1,128,503	$ 290
Derivative Instruments:
Assets
Swap Agreements	$ 86	$ -	$ 86	$ -
Liabilities
Swap Agreements	$ (586)	$ -	$ (586)	$ -
Total Derivative Instruments:	$ (500)	$ -	$ (500)	$ -
Other Financial Instruments:
TBA Sale Commitments	$ (63,098)	$ -	$ (63,098)	$ -
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ 184
Total Realized Gain (Loss)	(404)
Total Unrealized Gain (Loss)	415
Cost of Purchases	-
Proceeds of Sales	(39)
Amortization/Accretion	(41)
Transfers in to Level 3	175
Transfers out of Level 3	-
Ending Balance	$ 290
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at February 29, 2012	$ 11

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of February 29, 2012. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type	Value (Amounts in thousands)
	Asset	Liability
Interest Rate Risk
Swap Agreements (a)	$ 86	$ (586)
Total Value of Derivatives	$ 86	$ (586)
(a) Value is disclosed on the Statement of Assets and Liabilities in the Swap agreements, at value line-items.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	February 29, 2012 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $36,334) - See accompanying schedule: Unaffiliated issuers (cost $1,109,732)		$ 1,128,793
Cash		74
Receivable for investments sold, regular delivery		13,845
Receivable for TBA sale commitments		63,145
Receivable for fund shares sold		10,930
Interest receivable		3,292
Swap agreements, at value		86
Other receivables		116
Total assets		1,220,281

Liabilities
TBA sale commitments, at value	$ 63,098
Payable for investments purchased on a delayed delivery basis	264,306
Payable for fund shares redeemed	879
Distributions payable	219
Swap agreements, at value	586
Accrued management fee	232
Distribution and service plan fees payable	38
Other affiliated payables	109
Other payables and accrued expenses	114
Total liabilities		329,581

Net Assets		$ 890,700
Net Assets consist of:
Paid in capital		$ 961,846
Distributions in excess of net investment income		(7,410)
Accumulated undistributed net realized gain (loss) on investments		(82,344)
Net unrealized appreciation (depreciation) on investments		18,608
Net Assets		$ 890,700

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	February 29, 2012 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($58,492 ÷ 5,226.9 shares)	$ 11.19

Maximum offering price per share (100/96.00 of $11.19)	$ 11.66
Class T: Net Asset Value and redemption price per share ($36,308 ÷ 3,238.3 shares)	$ 11.21

Maximum offering price per share (100/96.00 of $11.21)	$ 11.68
Class B: Net Asset Value and offering price per share ($4,265 ÷ 381.1 shares)A	$ 11.19

Class C: Net Asset Value and offering price per share ($18,205 ÷ 1,629.2 shares)A	$ 11.17

Fidelity Mortgage Securities Fund: Net Asset Value, offering price and redemption price per share ($763,511 ÷ 68,067.9 shares)	$ 11.22

Institutional Class: Net Asset Value, offering price and redemption price per share ($9,919 ÷ 887.2 shares)	$ 11.18

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended February 29, 2012 (Unaudited)

Investment Income
Interest		$ 15,556

Expenses
Management fee	$ 1,396
Transfer agent fees	501
Distribution and service plan fees	222
Fund wide operations fee	145
Independent trustees' compensation	1
Miscellaneous	1
Total expenses		2,266
Net investment income (loss)		13,290
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	12,843
Futures contracts	4
Swap agreements	(1,236)
Total net realized gain (loss)		11,611
Change in net unrealized appreciation (depreciation) on: Investment securities	(7,469)
Swap agreements	422
Delayed delivery commitments	(340)
Total change in net unrealized appreciation (depreciation)		(7,387)
Net gain (loss)		4,224
Net increase (decrease) in net assets resulting from operations		$ 17,514

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended February 29, 2012 (Unaudited)	Year ended August 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 13,290	$ 29,651
Net realized gain (loss)	11,611	10,993
Change in net unrealized appreciation (depreciation)	(7,387)	6,942
Net increase (decrease) in net assets resulting from operations	17,514	47,586
Distributions to shareholders from net investment income	(13,511)	(30,093)
Share transactions - net increase (decrease)	(687)	(96,103)
Total increase (decrease) in net assets	3,316	(78,610)

Net Assets
Beginning of period	887,384	965,994
End of period (including distributions in excess of net investment income of $7,410 and distributions in excess of net investment income of $7,189, respectively)	$ 890,700	$ 887,384

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended February 29, 2012	Years ended August 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 11.14	$ 10.91	$ 10.38	$ 10.09	$ 10.57	$ 10.97
Income from Investment Operations
Net investment income (loss) E	.151	.323	.357	.464	.467	.521
Net realized and unrealized gain (loss)	.053	.235	.602	.283	(.461)	(.401)
Total from investment operations	.204	.558	.959	.747	.006	.120
Distributions from net investment income	(.154)	(.328)	(.429)	(.457)	(.486)	(.520)
Net asset value, end of period	$ 11.19	$ 11.14	$ 10.91	$ 10.38	$ 10.09	$ 10.57
Total Return B, C, D	1.85%	5.22%	9.44%	7.63%	.06%	1.04%
Ratios to Average Net Assets F, H
Expenses before reductions	.82% A	.82%	.83%	.84%	.85%	.79%
Expenses net of fee waivers, if any	.82% A	.82%	.83%	.84%	.85%	.79%
Expenses net of all reductions	.82% A	.82%	.83%	.84%	.85%	.78%
Net investment income (loss)	2.73% A	2.96%	3.36%	4.59%	4.52%	4.77%
Supplemental Data
Net assets, end of period (in millions)	$ 58	$ 59	$ 61	$ 47	$ 39	$ 54
Portfolio turnover rate G	496% A	490%	527%	476%	397%	409%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended February 29, 2012	Years ended August 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 11.16	$ 10.93	$ 10.40	$ 10.11	$ 10.59	$ 10.99
Income from Investment Operations
Net investment income (loss) E	.153	.326	.360	.466	.470	.519
Net realized and unrealized gain (loss)	.053	.235	.602	.282	(.462)	(.403)
Total from investment operations	.206	.561	.962	.748	.008	.116
Distributions from net investment income	(.156)	(.331)	(.432)	(.458)	(.488)	(.516)
Net asset value, end of period	$ 11.21	$ 11.16	$ 10.93	$ 10.40	$ 10.11	$ 10.59
Total Return B, C, D	1.86%	5.24%	9.44%	7.62%	.07%	1.01%
Ratios to Average Net Assets F, H
Expenses before reductions	.79% A	.79%	.81%	.83%	.83%	.82%
Expenses net of fee waivers, if any	.79% A	.79%	.81%	.83%	.83%	.82%
Expenses net of all reductions	.79% A	.79%	.81%	.83%	.83%	.82%
Net investment income (loss)	2.76% A	2.99%	3.39%	4.60%	4.53%	4.73%
Supplemental Data
Net assets, end of period (in millions)	$ 36	$ 37	$ 41	$ 40	$ 41	$ 68
Portfolio turnover rate G	496% A	490%	527%	476%	397%	409%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended February 29, 2012	Years ended August 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 11.14	$ 10.91	$ 10.38	$ 10.09	$ 10.57	$ 10.97
Income from Investment Operations
Net investment income (loss) E	.113	.248	.286	.398	.400	.443
Net realized and unrealized gain (loss)	.053	.235	.602	.283	(.461)	(.401)
Total from investment operations	.166	.483	.888	.681	(.061)	.042
Distributions from net investment income	(.116)	(.253)	(.358)	(.391)	(.419)	(.442)
Net asset value, end of period	$ 11.19	$ 11.14	$ 10.91	$ 10.38	$ 10.09	$ 10.57
Total Return B, C, D	1.50%	4.51%	8.71%	6.93%	(.58)%	.32%
Ratios to Average Net Assets F, H
Expenses before reductions	1.51% A	1.50%	1.50%	1.50%	1.50%	1.50%
Expenses net of fee waivers, if any	1.51% A	1.50%	1.50%	1.50%	1.50%	1.50%
Expenses net of all reductions	1.51% A	1.50%	1.50%	1.50%	1.50%	1.50%
Net investment income (loss)	2.04% A	2.27%	2.69%	3.93%	3.86%	4.05%
Supplemental Data
Net assets, end of period (in millions)	$ 4	$ 5	$ 7	$ 19	$ 32	$ 50
Portfolio turnover rate G	496% A	490%	527%	476%	397%	409%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended February 29, 2012	Years ended August 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 11.12	$ 10.90	$ 10.37	$ 10.08	$ 10.56	$ 10.96
Income from Investment Operations
Net investment income (loss) E	.111	.244	.282	.390	.389	.434
Net realized and unrealized gain (loss)	.054	.226	.603	.284	(.459)	(.401)
Total from investment operations	.165	.470	.885	.674	(.070)	.033
Distributions from net investment income	(.115)	(.250)	(.355)	(.384)	(.410)	(.433)
Net asset value, end of period	$ 11.17	$ 11.12	$ 10.90	$ 10.37	$ 10.08	$ 10.56
Total Return B, C, D	1.49%	4.39%	8.69%	6.86%	(.68)%	.25%
Ratios to Average Net Assets F, H
Expenses before reductions	1.54% A	1.53%	1.53%	1.57%	1.60%	1.58%
Expenses net of fee waivers, if any	1.54% A	1.53%	1.53%	1.57%	1.60%	1.58%
Expenses net of all reductions	1.54% A	1.53%	1.53%	1.57%	1.60%	1.58%
Net investment income (loss)	2.01% A	2.24%	2.66%	3.86%	3.77%	3.97%
Supplemental Data
Net assets, end of period (in millions)	$ 18	$ 15	$ 18	$ 18	$ 15	$ 23
Portfolio turnover rate G	496% A	490%	527%	476%	397%	409%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Mortgage Securities Fund

	Six months ended February 29, 2012	Years ended August 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 11.17	$ 10.94	$ 10.41	$ 10.11	$ 10.59	$ 10.99
Income from Investment Operations
Net investment income (loss) D	.172	.364	.399	.505	.509	.559
Net realized and unrealized gain (loss)	.053	.234	.601	.292	(.462)	(.403)
Total from investment operations	.225	.598	1.000	.797	.047	.156
Distributions from net investment income	(.175)	(.368)	(.470)	(.497)	(.527)	(.556)
Net asset value, end of period	$ 11.22	$ 11.17	$ 10.94	$ 10.41	$ 10.11	$ 10.59
Total Return B, C	2.03%	5.59%	9.83%	8.14%	.46%	1.38%
Ratios to Average Net Assets E, G
Expenses before reductions	.45% A	.45%	.45%	.45%	.45%	.45%
Expenses net of fee waivers, if any	.45% A	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.45% A	.45%	.45%	.45%	.45%	.45%
Net investment income (loss)	3.10% A	3.33%	3.74%	4.99%	4.91%	5.10%
Supplemental Data
Net assets, end of period (in millions)	$ 764	$ 765	$ 829	$ 838	$ 1,049	$ 1,446
Portfolio turnover rate F	496% A	490%	527%	476%	397%	409%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended February 29, 2012	Years ended August 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 11.13	$ 10.90	$ 10.37	$ 10.08	$ 10.56	$ 10.97
Income from Investment Operations
Net investment income (loss) D	.168	.354	.391	.496	.499	.548
Net realized and unrealized gain (loss)	.054	.235	.603	.284	(.461)	(.411)
Total from investment operations	.222	.589	.994	.780	.038	.137
Distributions from net investment income	(.172)	(.359)	(.464)	(.490)	(.518)	(.547)
Net asset value, end of period	$ 11.18	$ 11.13	$ 10.90	$ 10.37	$ 10.08	$ 10.56
Total Return B, C	2.01%	5.53%	9.80%	7.98%	.37%	1.20%
Ratios to Average Net Assets E, G
Expenses before reductions	.51% A	.53%	.50%	.52%	.54%	.53%
Expenses net of fee waivers, if any	.51% A	.53%	.50%	.52%	.54%	.53%
Expenses net of all reductions	.51% A	.53%	.50%	.52%	.54%	.53%
Net investment income (loss)	3.04% A	3.24%	3.69%	4.92%	4.83%	5.02%
Supplemental Data
Net assets, end of period (in millions)	$ 10	$ 7	$ 10	$ 10	$ 7	$ 10
Portfolio turnover rate F	496% A	490%	527%	476%	397%	409%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended February 29, 2012 (Unaudited)

(Amounts in thousands except percentages)

1. Organization.

Fidelity Advisor Mortgage Securities Fund (the Fund) is a fund of Fidelity Advisor Series II (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Fidelity Mortgage Securities Fund and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

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Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

2. Significant Accounting Policies - continued

Security Valuation - continued

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of February 29, 2012 for the Fund's investments, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. Dealers which make markets in asset backed securities, collateralized mortgage obligations and commercial mortgage securities may also consider such factors as the structure of the issue, cash flow assumptions, the value of underlying assets as well as any guarantees. Swaps are marked-to-market daily based on valuations from independent pricing services or dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Pricing services utilize matrix pricing which considers comparisons to interest rate curves, credit spread curves, default possibilities and recovery rates and, as a result, swaps are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

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2. Significant Accounting Policies - continued

New Accounting Pronouncements. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update is effective during interim and annual periods beginning after December 15, 2011 and will result in additional disclosure for transfers between levels as well as expanded disclosure for securities categorized as Level 3 under the fair value hierarchy.

In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S.

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Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, swap agreements, prior period premium and discount on debt securities, market discount, deferred trustees compensation, financing transactions, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 29,452
Gross unrealized depreciation	(10,393)
Net unrealized appreciation (depreciation) on securities and other investments	$ 19,059

Tax cost	$ 1,109,734

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. At August 31, 2011, capital loss carryforwards were as follows:

Fiscal year of expiration
2016	$ (5,307)
2017	(84,825)
Total capital loss carryforward	$ (90,132)

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3. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. During the period, the Fund transacted in TBA securities that involved buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount however; delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. The Fund may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or the Fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells MBS and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage

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Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Operating Policies - continued

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls - continued

dollar rolls involve the purchase and simultaneous agreement to sell MBS on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a dollar roll or a reverse dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Fund's Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Fund's Statement of Assets and Liabilities.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund used derivative instruments (derivatives), including futures contracts and swap agreements, in order to meet its investment objectives. The strategy is to use derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

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4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain over-the-counter (OTC) derivatives such as swap agreements, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the counterparty. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on OTC derivatives in an amount not less than the counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Futures contracts are not covered by the ISDA Master Agreement, however, counterparty credit risk related to exchange-traded futures contracts is minimal because of the protection provided by the exchange on which they trade. Derivatives involve, to varying degrees, risk of loss in excess of the amounts recognized in the Statement of Assets and Liabilities.

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Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

4. Derivative Instruments - continued

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period.

Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Interest Rate Risk
Futures Contracts	$ 4	$ -
Swap Agreements	(1,236)	422
Totals (a)	$ (1,232)	$ 422

(a) A summary of the value of derivatives by risk exposure as of period end, if any, is included at the end of the Schedule of Investments and is representative of activity for the period.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is included in the Statement of Operations.

The underlying face amount at value of open futures contracts at period end, if any, is shown in the Schedule of Investments under the caption "Futures Contracts."

Swap Agreements. A swap agreement (swap) is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

Details of swaps open at period end are included in the Schedule of Investments under the caption "Swap Agreements." Swaps are marked-to-market daily and changes in value are recorded as unrealized appreciation or (depreciation) and reflected in the Statement of Assets and Liabilities. Any upfront premiums paid or received upon entering a swap to compensate for differences between stated terms of the agreement and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded as realized gain or (loss) ratably over the term of the swap. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized

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4. Derivative Instruments - continued

Swap Agreements - continued

gain or (loss). Realized gain or (loss) is also recorded in the event of an early termination of a swap. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $45,047 and $52,466, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .32% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 74	$ 3
Class T	-%	.25%	46	-*
Class B	.65%	.25%	21	15
Class C	.75%	.25%	81	10
			$ 222	$ 28

* Amount represents two hundred eighty-one dollars.

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Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

6. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B, 1.00% for Class C, .75% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 6
Class T	2
Class B*	6
Class C*	1
$ 15

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of each respective class of the Fund, with the exception of Fidelity Mortgage Securities Fund. FIIOC receives an asset-based fee of .10% of Fidelity Mortgage Securities Fund's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 63.21
Class T	33.18
Class B	6.25
Class C	15.18
Fidelity Mortgage Securities Fund	378.10
Institutional Class	6.15
	$ 501

* Annualized

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6. Fees and Other Transactions with Affiliates - continued

Fund Wide Operations Fee. Pursuant to the Fund Wide Operations and Expense Agreement (FWOE), FMR has agreed to provide for fund level expenses (which do not include transfer agent, Rule 12b-1 fees, compensation of the independent Trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% less the total amount of the management fee. The FWOE paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the period, the FWOE fee was equivalent to an annualized rate of .03% of average net assets.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended February 29, 2012	Year ended August 31, 2011
From net investment income
Class A	$ 821	$ 1,718
Class T	511	1,137
Class B	48	133
Class C	168	380
Fidelity Mortgage Securities Fund	11,837	26,484
Institutional Class	126	241
Total	$ 13,511	$ 30,093

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Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended February 29, 2012	Year ended August 31, 2011	Six months ended February 29, 2012	Year ended August 31, 2011
Class A
Shares sold	843	1,347	$ 9,403	$ 14,756
Reinvestment of distributions	60	129	674	1,402
Shares redeemed	(965)	(1,794)	(10,749)	(19,528)
Net increase (decrease)	(62)	(318)	$ (672)	$ (3,370)
Class T
Shares sold	275	574	$ 3,075	$ 6,276
Reinvestment of distributions	42	92	466	1,004
Shares redeemed	(378)	(1,136)	(4,223)	(12,380)
Net increase (decrease)	(61)	(470)	$ (682)	$ (5,100)
Class B
Shares sold	7	32	$ 84	$ 360
Reinvestment of distributions	3	8	28	83
Shares redeemed	(66)	(263)	(738)	(2,865)
Net increase (decrease)	(56)	(223)	$ (626)	$ (2,422)
Class C
Shares sold	419	226	$ 4,667	$ 2,470
Reinvestment of distributions	10	25	116	275
Shares redeemed	(177)	(526)	(1,975)	(5,730)
Net increase (decrease)	252	(275)	$ 2,808	$ (2,985)
Fidelity Mortgage Securities Fund
Shares sold	4,615	8,371	$ 51,615	$ 91,409
Reinvestment of distributions	961	2,193	10,731	23,971
Shares redeemed	(6,008)	(17,842)	(67,100)	(194,555)
Net increase (decrease)	(432)	(7,278)	$ (4,754)	$ (79,175)
Institutional Class
Shares sold	387	226	$ 4,319	$ 2,471
Reinvestment of distributions	10	20	108	214
Shares redeemed	(107)	(530)	(1,188)	(5,736)
Net increase (decrease)	290	(284)	$ 3,239	$ (3,051)
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10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

11. Credit Risk.

The Fund invests a portion of its assets in structured securities of issuers backed by residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

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Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Advisor Mortgage Securities Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and considers at each of its meetings factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established three standing committees, Operations, Audit, and Nominating and Governance, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2011 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts is fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

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Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of the Investment Advisers' investment staff, including its size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, managing, and compensating investment personnel. The Board also noted that FMR has devoted increased resources to non-U.S. offices. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities which allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and enhancers. The Board also believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools which permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered the Investment Advisers' trading capabilities and resources which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the investment adviser's supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers, with 35 new branches opening since 2010.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and support of the senior management team that oversees asset management; (ii) rationalizing product lines through the mergers of six funds into other funds; (iii) continuing to migrate the Freedom Funds to dedicated lower cost underlying funds; (iv) obtaining shareholder approval to broaden the investment strategies for Fidelity Consumer Finance Portfolio, Fidelity Emerging Asia Fund, and Fidelity Environment and Alternative Energy Portfolio; (v) contractually agreeing to reduce the management fees and impose other expense limitations on Spartan 500 Index Fund and U.S. Bond Index Fund in connection with launching new institutional classes of these funds; (vi) changing the name, primary and supplemental benchmarks, and investment policies of Fidelity Global Strategies Fund to support the fund's flexible investment mandate and global orientation; and (vii) reducing the transfer agency account fee rates on certain accounts.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured over multiple periods against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by Fidelity and reviewed by the Board. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2010, the cumulative total returns of the retail class and Class C of the fund, the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The returns of the retail class and Class C show the performance of the highest and lowest performing classes, respectively (based on five-year performance). The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the class indicated.

Semiannual Report

Fidelity Advisor Mortgage Securities Fund

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of the retail class of the fund was in the second quartile for the one- and three-year periods and the third quartile for the five-year period. The Board also noted that the investment performance of the fund was lower than its benchmark for the three- and five-year periods, although the one-year total return of the retail class compared favorably to its benchmark. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 12% means that 88% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Fidelity Advisor Mortgage Securities Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2010.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Semiannual Report

Total Expense Ratio. In its review of each class's total expense ratio, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board also considered that the current contractual arrangements for the fund (i) have the effect of setting the total "fund-level" expenses (including, among certain other expenses, the management fee) for each class at 35 basis points, (ii) limit the "class-level" transfer agent fee for the retail class to 10 basis points, and (iii) limit the total expenses for the retail class to 45 basis points. The fees and expenses payable under these contractual arrangements may not be increased without the approval of the Board and the shareholders of the applicable class. The fund's Advisor classes are subject to different "class-level" expenses (transfer agent fees and 12b-1 fees).

The Board noted that the total expense ratio of each class ranked below its competitive median for 2010.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board noted, however, that because the current contractual arrangements set the total "fund-level" expenses for each class at 35 basis points, increases or decreases in the management fee due to changes in the group fee rate will not impact the total expense ratio.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. In March 2010, the Board created an ad hoc joint committee with the board of other Fidelity funds (the Committee) to review and compare Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered, including the findings of the Committee.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board also noted that in 2009, it and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

Semiannual Report

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that any potential economies of scale are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the compensation paid to fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's fee structures and rationale for recommending different fees among different categories of funds and classes, as well as Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes; (vi) the reasons why certain expenses affect various funds and classes differently; (vii) Fidelity's transfer agent fees, expenses, and services and how the benefits of decreased costs and new efficiencies can be shared across all of the Fidelity funds; (viii) the reasons for and consequences of changes to certain product lines compared to competitors; (ix) the allocation of and historical trends in Fidelity's realization of fall-out benefits; and (x) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expense ratios for certain funds and classes or to achieve further economies of scale.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments Money Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan), Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

AMORI-USAN-0412
1.784899.109

(Fidelity Investment logo)(registered trademark)

Fidelity®

Mortgage Securities

Fund

(A Class of Fidelity Advisor® Mortgage
Securities Fund)

Semiannual Report

February 29, 2012
(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2011 to February 29, 2012).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value September 1, 2011	Ending Account Value February 29, 2012	Expenses Paid During Period* September 1, 2011 to February 29, 2012
Class A	.82%
Actual		$ 1,000.00	$ 1,018.50	$ 4.12
Hypothetical A		$ 1,000.00	$ 1,020.79	$ 4.12
Class T	.79%
Actual		$ 1,000.00	$ 1,018.60	$ 3.96
Hypothetical A		$ 1,000.00	$ 1,020.93	$ 3.97
Class B	1.51%
Actual		$ 1,000.00	$ 1,015.00	$ 7.57
Hypothetical A		$ 1,000.00	$ 1,017.35	$ 7.57
Class C	1.54%
Actual		$ 1,000.00	$ 1,014.90	$ 7.71
Hypothetical A		$ 1,000.00	$ 1,017.21	$ 7.72
Fidelity Mortgage Securities Fund	.45%
Actual		$ 1,000.00	$ 1,020.30	$ 2.26
Hypothetical A		$ 1,000.00	$ 1,022.63	$ 2.26
Institutional Class	.51%
Actual		$ 1,000.00	$ 1,020.10	$ 2.56
Hypothetical A		$ 1,000.00	$ 1,022.33	$ 2.56

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Coupon Distribution as of February 29, 2012
	% of fund's investments	% of fund's investments 6 months ago
Less than 0.01%	0.4	0.4
0.01 - 0.99%	7.3	6.7
1 - 1.99%	1.0	0.7
2 - 2.99%	1.3	0.7
3 - 3.99%	7.0	4.5
4 - 4.99%	37.4	41.1
5 - 5.99%	31.5	32.4
6 - 6.99%	8.1	8.2
7% and over	2.7	2.6
Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.
Weighted Average Maturity as of February 29, 2012
6 months ago
Years	3.8	4.1

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of February 29, 2012
6 months ago
Years	2.4	2.9

Duration estimates how much a bond fund's price will change with a change in comparable interest rates. If rates rise 1%, for example, a fund with a 5-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example. Duration takes into account any call or put option embedded in the bonds.

Asset Allocation (% of fund's net assets)
As of February 29, 2012*		As of August 31, 2011**
	Mortgage Securities 100.0%		Mortgage Securities 114.5%
	CMOs and Other Mortgage Related Securities 18.8%		CMOs and Other Mortgage Related Securities 20.5%
	Asset-Backed Securities 3.8%		Asset-Backed Securities 3.5%
	Short-Term Investments and Net Other Assets† (22.6)%		Short-Term Investments and Net Other Assets† (38.5)%
* Foreign investments	1.7%	** Foreign investments	2.1%
* Futures and Swaps	(2.3)%	** Futures and Swaps	(4.0)%

† Short-Term Investments and Net Other Assets are not included in the pie chart.

Semiannual Report

Investments February 29, 2012 (Unaudited)

Showing Percentage of Net Assets

U.S. Government Agency - Mortgage Securities - 100.0%
	Principal Amount (000s)	Value (000s)
Fannie Mae - 54.2%
2.303% 6/1/36 (e)	$ 50	$ 53
2.322% 1/1/35 (e)	354	377
2.336% 5/1/36 (e)	268	278
2.393% 9/1/36 (e)	169	180
2.424% 10/1/33 (e)	77	81
2.435% 4/1/36 (e)	229	243
2.438% 8/1/35 (e)	469	500
2.448% 3/1/35 (e)	49	51
2.487% 11/1/36 (e)	71	75
2.537% 7/1/35 (e)	101	108
2.609% 5/1/36 (e)	95	101
2.625% 10/1/36 (e)	172	183
2.71% 9/1/36 (e)	104	111
3% 3/1/27 (c)	2,000	2,076
3% 3/1/27 (c)	6,000	6,227
3% 3/1/27 (c)	7,600	7,887
3% 3/1/27 (c)	6,000	6,227
3.377% 9/1/41 (e)	363	381
3.471% 3/1/40 (e)	817	846
3.5% 12/1/25 to 9/1/26	1,682	1,771
3.5% 3/1/42 (c)	11,000	11,370
3.5% 3/1/42 (c)	7,100	7,339
3.5% 3/1/42 (c)	8,400	8,682
3.5% 3/1/42 (c)	4,000	4,134
4% 10/1/25 to 11/1/41	73,940	78,313
4% 3/1/42 (c)	20,700	21,786
4% 3/1/42 (c)	6,000	6,315
4.168% 6/1/36 (e)	825	869
4.5% 5/1/18 to 11/1/41	69,092	74,294
4.5% 3/1/42 (c)	12,600	13,429
4.5% 3/1/42 (c)	3,000	3,197
5% 9/1/17 to 6/1/40	39,275	42,587
5% 3/1/42 (c)	14,500	15,660
5% 3/1/42 (c)	25,600	27,647
5% 3/1/42 (c)	9,000	9,720
5.003% 7/1/35 (e)	12	13
5.08% 7/1/35 (e)	109	117
5.5% 2/1/18 to 9/1/38	64,357	70,230
5.5% 3/1/42 (c)	4,000	4,358
5.5% 3/1/42 (c)	29,000	31,597
5.718% 3/1/36 (e)	561	592
5.99% 9/1/36 (e)	219	235
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
6% 3/1/17 to 2/1/38	$ 8,380	$ 9,194
6% 3/1/42 (c)	1,000	1,100
6.021% 8/1/46 (e)	107	117
6.039% 9/1/36 (e)	202	215
6.24% 9/1/37 (e)	22	23
6.313% 4/1/37 (e)	236	254
6.499% 12/1/36 (e)	195	212
6.5% 12/1/12 to 5/1/38	5,368	6,024
6.555% 12/1/36 (e)	107	115
6.824% 9/1/37 (e)	89	95
7% 12/1/15 to 5/1/30	2,316	2,641
7.431% 9/1/37 (e)	30	32
7.5% 8/1/22 to 9/1/32	1,252	1,469
8% 12/1/29 to 3/1/37	75	89
8.5% 1/1/16 to 7/1/31	171	202
9% 10/1/30	274	338
9.5% 7/1/16 to 8/1/22	39	44
12.5% 8/1/15 to 3/1/16	10	11
12.75% 2/1/15	2	3
13.5% 9/1/14	1	2
		482,420
Freddie Mac - 24.9%
1.915% 3/1/35 (e)	217	225
2.095% 5/1/37 (e)	112	116
2.292% 11/1/35 (e)	431	455
2.481% 5/1/34 (e)	16	17
2.638% 4/1/37 (e)	162	173
2.639% 6/1/37 (e)	364	387
2.711% 6/1/33 (e)	1,113	1,186
2.795% 7/1/36 (e)	176	188
3.149% 10/1/35 (e)	73	78
3.586% 6/1/37 (e)	911	961
4% 9/1/41	938	990
4% 10/1/41	1,893	2,018
4% 3/1/42 (c)	23,000	24,127
4.5% 7/1/25 to 10/1/41	47,804	51,292
4.5% 3/1/42 (c)	28,300	30,062
5% 7/1/33 to 9/1/40	35,750	38,789
5.138% 4/1/35 (e)	78	81
5.5% 10/1/17 to 1/1/40 (d)	32,055	34,835
5.847% 6/1/37 (e)	56	58
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Freddie Mac - continued
6% 4/1/14 to 6/1/39	$ 10,400	$ 11,400
6.011% 4/1/37 (e)	81	86
6.05% 3/1/36 (e)	744	793
6.058% 10/1/36 (e)	53	57
6.333% 6/1/37 (e)	38	40
6.421% 12/1/36 (e)	614	651
6.5% 2/1/13 to 9/1/39	11,879	13,259
6.662% 8/1/37 (e)	186	195
7% 6/1/21 to 9/1/36	3,176	3,635
7.03% 6/1/36 (e)	32	34
7.07% 2/1/37 (e)	55	60
7.22% 4/1/37 (e)	9	9
7.5% 4/1/12 to 7/1/34	4,801	5,529
8% 11/1/16 to 1/1/37	67	79
8.5% 6/1/16 to 9/1/20	12	13
9% 9/1/16 to 5/1/21	92	103
10% 1/1/16 to 5/1/19	18	20
10.5% 2/1/16	1	1
12.5% 2/1/14 to 12/1/14	3	3
13% 12/1/13 to 6/1/15	11	11
		222,016
Ginnie Mae - 20.9%
3.5% 10/15/41 to 2/15/42	9,799	10,288
3.5% 3/1/42 (c)	7,500	7,862
4% 9/15/25 to 11/15/41	20,791	22,473
4% 3/1/42 (c)	2,300	2,477
4.5% 8/15/33 to 5/20/41	56,311	61,877
4.5% 3/1/42 (c)	700	763
4.751% 12/20/60 (i)	13,639	15,227
4.814% 1/20/61 (i)	308	346
5% 9/20/33 to 9/15/40	34,669	38,576
5% 3/1/42 (c)	9,000	9,941
5.5% 10/15/33 to 9/15/39	5,832	6,503
6% 1/15/36 to 9/20/38	5,476	6,159
6.5% 10/15/34 to 7/15/36	290	334
7% 2/15/24 to 4/20/32	1,975	2,273
7.5% 12/15/16 to 4/15/32	667	776
8% 6/15/21 to 12/15/25	305	358
8.5% 8/15/16 to 10/15/28	347	407
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Ginnie Mae - continued
9% 11/20/17	$ 1	$ 1
10.5% 12/20/15 to 2/20/18	10	12
		186,653
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $869,441)		891,089
Asset-Backed Securities - 3.8%

ACE Securities Corp. Home Equity Loan Trust Series 2005-HE7 Class A2C, 0.494% 11/25/35 (e)	645	641
Aesop Funding II LLC Series 2005-4A Class A3, 0.5255% 7/20/12 (AMBAC Insured) (b)(e)	2,917	2,905
AmeriCredit Automobile Receivables Trust Series 2007-CM Class A4B, 0.3425% 4/7/14 (National Public Finance Guarantee Corp. Insured) (e)	2,007	1,995
Avis Budget Rental Car Funding (AESOP) LLC:
Series 2007-2A Class A, 0.3855% 8/20/13 (AMBAC Insured) (b)(e)	4,930	4,902
Series 2009-1A Class A, 9.31% 10/20/13 (b)	2,805	2,893
Countrywide Asset-Backed Certificates Trust:
Series 2007-11 Class 2A1, 0.304% 6/25/47 (e)	248	245
Series 2007-4 Class A1A, 0.3963% 9/25/37 (e)	784	764
Series 2007-5 Class 2A1, 0.344% 9/25/47 (e)	249	248
Countrywide Home Loans, Inc. Series 2005-2 Class M2, 0.949% 7/25/35 (e)	1,984	1,966
GSAMP Trust:
Series 2004-AR1 Class B4, 5% 6/25/34 (b)(e)	82	24
Series 2004-AR2 Class B1, 3.094% 8/25/34 (e)	796	62
GSR Mortgage Loan Trust Series 2005-HE4 Class A2C, 0.614% 7/25/45 (e)	4,930	4,924
Morgan Stanley ABS Capital I Trust Series 2005-3 Class A3, 0.624% 8/25/35 (e)	1,179	1,174
National Collegiate Student Loan Trust:
Series 2004-2 Class AIO, 9.75% 10/27/14 (f)	2,045	138
Series 2007-1 Class AIO, 7.27% 4/25/12 (f)	9,200	147
Series 2007-2 Class AIO, 6.7% 7/25/12 (f)	6,385	142
Ocala Funding LLC Series 2006-1A Class A, 1.6455% 3/20/11 (a)(b)(e)	2,100	0
Option One Mortgage Loan Trust:
Series 2007-5 Class 2A1, 0.334% 5/25/37 (e)	928	922
Series 2007-6 Class 2A1, 0.304% 7/25/37 (e)	68	67
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Rental Car Finance Corp. Series 2007-1A Class A, 0.384% 7/25/13 (FGIC Insured) (b)(e)	$ 8,333	$ 8,279
Structured Asset Securities Corp. Series 2005-NC2 Class M3, 0.674% 5/25/35 (e)	1,995	1,119
WaMu Asset Holdings Corp.:
Series 2006-5 Class N1, 5.926% 7/25/46 (b)	1,148	0
Series 2006-7 Class N1, 5.926% 9/25/46 (b)	912	0
Series 2006-8 Class N1, 6.048% 10/25/46 (b)	1,160	0
TOTAL ASSET-BACKED SECURITIES (Cost $39,574)		33,557
Collateralized Mortgage Obligations - 14.9%

Private Sponsor - 4.0%
Arkle Master Issuer PLC floater Series 2010-1A Class 2A, 1.6451% 5/17/60 (b)(e)	3,032	3,033
Arran Residential Mortgages Funding PLC floater Series 2011-1A Class A1C, 1.6931% 11/19/47 (b)(e)	1,177	1,178
Banc of America Funding Trust sequential payer Series 2009-R1 Class A1, 5.0298% 5/20/36 (e)	173	174
Banc of America Mortgage Securities, Inc. planned amortization class Series 2005-3 Class 1A20, 5.5% 4/25/35	3,006	2,996
BCAP LLC Trust sequential payer Series 2010-RR12 Class 3A5, 5% 8/26/37 (b)	429	429
Citigroup Mortgage Loan Trust Series 2010-7 Class 9A1, 4.5% 10/25/37 (b)	4,601	4,666
Credit Suisse Mortgage Capital Certificates:
floater Series 2011-7R Class A1, 1.494% 8/27/47 (b)(e)	2,337	2,293
sequential payer Series 2010-16 Class A1, 3% 6/25/50 (b)	486	469
CSMC floater Series 2011-1R Class A1, 1.244% 2/27/47 (b)(e)	3,459	3,403
First Horizon Mortgage pass-thru Trust Series 2004-AR5 Class 2A1, 2.631% 10/25/34 (e)	934	860
Gracechurch Mortgage Financing PLC floater Series 2007-1A Class 3A1, 0.5731% 11/20/56 (b)(e)	4,156	4,150
Granite Mortgages Series 2003-2 Class 1A3, 1.0612% 7/20/43 (e)	447	433
Granite Mortgages PLC floater:
Series 2003-3 Class 1A3, 0.9612% 1/20/44 (e)	173	168
Series 2004-1 Class 2A1, 0.8832% 3/20/44 (e)	5,398	5,190
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Granite Mortgages PLC floater: - continued
Series 2004-3 Class 2A1, 0.8432% 9/20/44 (e)	$ 211	$ 203
Holmes Master Issuer PLC floater Series 2007-2A Class 4A, 0.667% 7/15/20 (e)	1,650	1,645
Luminent Mortgage Trust floater Series 2006-1 Class A1, 0.484% 4/25/36 (e)	2,088	1,087
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.454% 5/25/47 (e)	579	340
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.414% 2/25/37 (e)	2,773	1,863
Structured Asset Securities Corp.:
Series 2003-15A Class 4A, 5.3281% 4/25/33 (e)	488	451
Series 2004-21XS Class 2A3, 4.32% 12/25/34	83	83
Wells Fargo Mortgage Backed Securities Trust Series 2005-AR2 Class 1A2, 2.67% 3/25/35 (e)	414	133
TOTAL PRIVATE SPONSOR		35,247
U.S. Government Agency - 10.9%
Fannie Mae Series 2011-67 Class AI, 4% 7/25/26 (f)	807	86
Fannie Mae Guaranteed Mtg. pass-thru certificates:
planned amortization class Series 1994-23:
Class PX, 6% 8/25/23	1,233	1,283
Class PZ, 6% 2/25/24	3,216	3,813
Series 1993-165 Class SH, 19.0927% 9/25/23 (e)(h)	84	112
Series 2003-39 Class IA, 5.5% 10/25/22 (e)(f)	471	31
Series 2009-16 Class SA, 6.006% 3/25/24 (e)(f)(h)	1,763	164
Series 2010-109 Class IM, 5.5% 9/25/40 (f)	7,315	1,107
Series 2010-23:
Class AI, 5% 12/25/18 (f)	1,308	107
Class HI, 4.5% 10/25/18 (f)	883	82
Series 2010-29 Class LI, 4.5% 6/25/19 (f)	2,572	235
Series 2010-97 Class CI, 4.5% 8/25/25 (f)	1,714	149
Series 2011-83 Class DI, 6% 9/25/26 (f)	1,293	165
Fannie Mae Stripped Mortgage-Backed Securities:
sequential payer Series 377 Class 1, 10/1/36 (g)	1,560	1,461
Series 339 Class 29, 5.5% 7/1/18 (f)	746	68
Series 348 Class 14, 6.5% 8/1/34 (f)	473	85
Series 351:
Class 12, 5.5% 4/1/34 (f)	357	52
Class 13, 6% 3/1/34 (f)	441	80
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Fannie Mae Stripped Mortgage-Backed Securities: - continued
Series 359 Class 19, 6% 7/1/35 (f)	$ 416	$ 68
Series 384 Class 6, 5% 7/25/37 (f)	1,776	231
Fannie Mae subordinate REMIC pass-thru certificates:
floater Series 2007-57 Class FA, 0.474% 6/25/37 (e)	4,743	4,724
planned amortization class:
Series 1999-17 Class PG, 6% 4/25/29	2,169	2,400
Series 1999-32 Class PL, 6% 7/25/29	1,680	1,866
Series 1999-33 Class PK, 6% 7/25/29	1,013	1,123
Series 2001-52 Class YZ, 6.5% 10/25/31	110	127
Series 2005-39 Class TE, 5% 5/25/35	1,120	1,327
Series 2005-73 Class SA, 16.9156% 8/25/35 (e)(h)	461	558
Series 2006-105 Class MD, 5.5% 6/25/35	1,145	1,291
sequential payer:
Series 2001-20 Class Z, 6% 5/25/31	1,934	2,139
Series 2001-31 Class ZC, 6.5% 7/25/31	708	794
Series 2002-16 Class ZD, 6.5% 4/25/32	318	356
Series 2002-74 Class SV, 7.306% 11/25/32 (e)(f)	475	93
Series 2002-79 Class Z, 5.5% 11/25/22	1,034	1,134
Series 2003-80 Class CG, 6% 4/25/30	201	205
Series 2003-21 Class SK, 7.856% 3/25/33 (e)(f)(h)	315	66
Series 2003-35 Class TQ, 7.256% 5/25/18 (e)(f)(h)	252	34
Series 2003-42 Class SJ, 6.806% 11/25/22 (e)(f)(h)	239	17
Series 2003-48 Class HI, 5% 11/25/17 (f)	683	37
Series 2005-104 Class NI, 6.456% 3/25/35 (e)(f)(h)	3,755	596
Series 2006-4 Class IT, 6% 10/25/35 (f)	87	6
Series 2007-57 Class SA, 39.156% 6/25/37 (e)(h)	1,420	2,420
Series 2007-66:
Class FB, 0.644% 7/25/37 (e)	2,137	2,131
Class SB, 38.136% 7/25/37 (e)(h)	394	697
Series 2009-114 Class AI, 5% 12/25/23 (f)	1,498	124
Series 2009-76 Class MI, 5.5% 9/25/24 (f)	950	122
Series 2009-85 Class IB, 4.5% 8/25/24 (f)	482	41
Series 2009-93 Class IC, 4.5% 9/25/24 (f)	854	69
Series 2010-12 Class AI, 5% 12/25/18 (f)	2,695	297
Series 2010-135 Class LS, 5.806% 12/25/40 (e)(f)(h)	2,132	310
Series 2010-139 Class NI, 4.5% 2/25/40 (f)	1,913	272
Series 2010-96 Class DI, 4% 5/25/23 (f)	1,321	56
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Freddie Mac:
floater Series 3318 Class GY, 0% 5/15/37 (e)	$ 37	$ 37
floater planned amortization Series 3988 Class PF, 0.6485% 1/15/40 (e)	3,069	3,066
planned amortization class:
Series 2095 Class PE, 6% 11/15/28	2,056	2,281
Series 2104 Class PG, 6% 12/15/28	646	714
Series 2162 Class PH, 6% 6/15/29	223	247
Series 70 Class C, 9% 9/15/20	46	52
sequential payer Series 2114 Class ZM, 6% 1/15/29	304	336
Freddie Mac Manufactured Housing participation certificates guaranteed planned amortization class Series 2043 Class CJ, 6.5% 4/15/28	737	825
Freddie Mac Multi-Class pass-thru certificates:
floater:
Series 3129 Class MF, 0% 7/15/34 (e)	7	7
Series 3222 Class HF, 0% 9/15/36 (e)	102	99
planned amortization class:
Series 2121 Class MG, 6% 2/15/29	857	948
Series 2154 Class PT, 6% 5/15/29	1,309	1,448
Series 2520 Class BE, 6% 11/15/32	1,205	1,334
Series 2585 Class KS, 7.3515% 3/15/23 (e)(f)(h)	152	24
Series 2590 Class YR, 5.5% 9/15/32 (f)	46	4
Series 2802 Class OB, 6% 5/15/34	3,375	3,924
Series 2810 Class PD, 6% 6/15/33	1,357	1,416
Series 3741 Class YU, 3.5% 11/15/22	2,150	2,262
Series 3786 Class HP, 4.5% 3/15/38	3,064	3,302
Series 3806 Class UP, 4.5% 2/15/41	2,324	2,519
Series 3832 Class PE, 5% 3/15/41	960	1,074
sequential payer:
Series 2135 Class JE, 6% 3/15/29	972	1,076
Series 2274 Class ZM, 6.5% 1/15/31	391	441
Series 2281 Class ZB, 6% 3/15/30	377	416
Series 2357 Class ZB, 6.5% 9/15/31	842	943
Series 2502 Class ZC, 6% 9/15/32	1,162	1,295
Series 2575 Class ID, 5.5% 8/15/22 (f)	22	1
Series 2817 Class SD, 6.8015% 7/15/30 (e)(f)(h)	330	23
Series 3097 Class IA, 5.5% 3/15/33 (f)	1,214	110
Series 1658 Class GZ, 7% 1/15/24	1,154	1,286
Series 2587 Class IM, 6.5% 3/15/33 (f)	590	110
Series 2844:
Class SC, 45.1848% 8/15/24 (e)(h)	43	83
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Freddie Mac Multi-Class pass-thru certificates: - continued
Series 2844:
Class SD, 83.2195% 8/15/24 (e)(h)	$ 63	$ 150
Series 3772 Class BI, 4.5% 10/15/18 (f)	1,750	135
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2010-H17 Class FA, 0.5755% 7/20/60 (e)(i)	419	411
Series 2010-H18 Class AF, 0.5703% 9/20/60 (e)(i)	445	436
Series 2010-H19 Class FG, 0.5455% 8/20/60 (e)(i)	566	556
Series 2011-H03 Class FA, 0.7455% 1/20/61 (e)(i)	10,218	10,150
Series 2011-H05 Class FA, 0.7455% 12/20/60 (e)(i)	1,525	1,515
Series 2011-H07 Class FA, 0.7455% 2/20/61 (e)(i)	3,076	3,024
Series 2011-H12 Class FA, 0.7355% 2/20/61 (e)(i)	3,726	3,662
Series 2011-H13 Class FA, 0.7455% 4/20/61 (e)(i)	242	241
Series 2011-H14:
Class FB, 0.7455% 5/20/61 (e)(i)	1,713	1,692
Class FC, 0.7455% 5/20/61 (e)(i)	1,746	1,725
Series 2011-H17 Class FA, 0.7755% 6/20/61 (e)(i)	2,189	2,179
planned amortization class Series 2011-79 Class PO, 6/20/40 (g)	3,034	2,566
sequential payer Series 2002-42 Class ZA, 6% 6/20/32	987	1,109
Series 2004-32 Class GS, 6.2525% 5/16/34 (e)(f)(h)	774	161
Series 2010-91 Class PO, 7/20/40 (g)	1,017	898
Government National Mortgage Association planned amortization class Series 2011-136 Class WI, 4.5% 5/20/40 (f)	924	185
TOTAL U.S. GOVERNMENT AGENCY		97,309
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $129,427)		132,556
Commercial Mortgage Securities - 3.9%

Asset Securitization Corp. Series 1997-D5:
Class A6, 7.4526% 2/14/43 (e)	4,300	4,383
Class PS1, 1.4363% 2/14/43 (e)(f)	9,301	103
Banc of America Commercial Mortgage, Inc. sequential payer Series 2004-4 Class A5, 4.576% 7/10/42	304	311
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust floater:
Series 2006-4A Class B2, 1.494% 12/25/36 (b)(e)	$ 74	$ 4
Series 2007-3:
Class M1, 0.554% 7/25/37 (b)(e)	68	23
Class M2, 0.584% 7/25/37 (b)(e)	71	19
Class M3, 0.614% 7/25/37 (b)(e)	116	25
CDC Commercial Mortgage Trust Series 2002-FX1 Class XCL, 1.5913% 5/15/35 (b)(e)(f)	6,520	153
Citigroup/Deutsche Bank Commercial Mortgage Trust sequential payer Series 2007-CD4 Class A4, 5.322% 12/11/49	5,110	5,608
Credit Suisse Commercial Mortgage Trust sequential payer Series 2007-C3 Class A2, 5.9018% 6/15/39 (e)	685	687
GS Mortgage Securities Corp. II sequential payer Series 2005-GG4 Class A3, 4.607% 7/10/39	560	561
JPMorgan Chase Commercial Mortgage Securities Corp. floater Series 2011-CCHP Class A, 2.6% 7/15/28 (b)(e)	9,075	9,074
JPMorgan Chase Commercial Mortgage Securities Trust sequential payer:
Series 2007-LD11 Class A4, 6.0045% 6/15/49 (e)	4,140	4,571
Series 2007-LDPX Class A2 S, 5.305% 1/15/49	4,309	4,310
LB-UBS Commercial Mortgage Trust:
sequential payer Series 2007-C6 Class A2, 5.845% 7/15/40	499	507
Series 2007-C1 Class XCP, 0.6167% 2/15/40 (e)(f)	9,316	79
Merrill Lynch-CFC Commercial Mortgage Trust sequential payer Series 2007-6 Class A4, 5.485% 3/12/51 (e)	175	190
Wachovia Bank Commercial Mortgage Trust:
floater Series 2006-WL7A Class A1, 0.3751% 9/15/21 (b)(e)	2,314	2,229
Series 2007-C31A Class A2, 5.421% 4/15/47	769	799
Wachovia Bank Commercial Mortgage Trust pass-thru certificates sequential payer Series 2007-C33 Class A4, 6.0964% 2/15/51 (e)	1,470	1,621
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $34,956)		35,257
Cash Equivalents - 4.1%
	Maturity Amount (000s)	Value (000s)
Investments in repurchase agreements in a joint trading account at 0.14%, dated 2/29/12 due 3/1/12 (Collateralized by U.S. Government Obligations) # (Cost $36,334)	$ 36,334	$ 36,334
TOTAL INVESTMENT PORTFOLIO - 126.7% (Cost $1,109,732)		1,128,793
NET OTHER ASSETS (LIABILITIES) - (26.7)%		(238,093)
NET ASSETS - 100%		$ 890,700
TBA Sale Commitments
	Principal Amount (000s)
Fannie Mae
3.5% 3/1/42	$ (1,000)	(1,034)
4.5% 3/1/27	(5,000)	(5,350)
4.5% 3/1/42	(4,400)	(4,689)
5% 3/1/42	(9,000)	(9,720)
5% 3/1/42	(9,000)	(9,720)
5.5% 3/1/42	(2,000)	(2,179)
5.5% 3/1/42	(8,000)	(8,716)
TOTAL FANNIE MAE		(41,408)
Ginnie Mae
4% 3/1/42	(2,500)	(2,692)
5% 3/1/42	(17,200)	(18,998)
TOTAL GINNIE MAE		(21,690)
TOTAL TBA SALE COMMITMENTS (Proceeds $63,145)		$ (63,098)
Swap Agreements
	Expiration Date	Notional Amount (000s)	Value (000s)
Interest Rate Swaps
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 0.9975% with JPMorgan Chase, Inc.	Feb. 2017	$ 18,000	$ 86
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 3.75125% with Credit Suisse First Boston	August 2041	2,900	(586)
		$ 20,900	$ (500)
Legend
(a) Non-income producing - Security is in default.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $50,151,000 or 5.6% of net assets.

(c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $673,000.
(e) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(f) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.
(g) Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.
(h) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.
(i) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$36,334,000 due 3/01/12 at 0.14%
Citibank NA	$ 6,368
Credit Suisse Securities (USA) LLC	26,782
Merrill Lynch, Pierce, Fenner & Smith, Inc.	3,184
$ 36,334
Other Information

The following is a summary of the inputs used, as of February 29, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
U.S. Government Agency - Mortgage Securities	$ 891,089	$ -	$ 891,089	$ -
Asset-Backed Securities	33,557	-	33,471	86
Collateralized Mortgage Obligations	132,556	-	132,423	133
Commercial Mortgage Securities	35,257	-	35,186	71
Cash Equivalents	36,334	-	36,334	-
Total Investments in Securities:	$ 1,128,793	$ -	$ 1,128,503	$ 290
Derivative Instruments:
Assets
Swap Agreements	$ 86	$ -	$ 86	$ -
Liabilities
Swap Agreements	$ (586)	$ -	$ (586)	$ -
Total Derivative Instruments:	$ (500)	$ -	$ (500)	$ -
Other Financial Instruments:
TBA Sale Commitments	$ (63,098)	$ -	$ (63,098)	$ -
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ 184
Total Realized Gain (Loss)	(404)
Total Unrealized Gain (Loss)	415
Cost of Purchases	-
Proceeds of Sales	(39)
Amortization/Accretion	(41)
Transfers in to Level 3	175
Transfers out of Level 3	-
Ending Balance	$ 290
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at February 29, 2012	$ 11

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of February 29, 2012. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type	Value (Amounts in thousands)
	Asset	Liability
Interest Rate Risk
Swap Agreements (a)	$ 86	$ (586)
Total Value of Derivatives	$ 86	$ (586)
(a) Value is disclosed on the Statement of Assets and Liabilities in the Swap agreements, at value line-items.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	February 29, 2012 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $36,334) - See accompanying schedule: Unaffiliated issuers (cost $1,109,732)		$ 1,128,793
Cash		74
Receivable for investments sold, regular delivery		13,845
Receivable for TBA sale commitments		63,145
Receivable for fund shares sold		10,930
Interest receivable		3,292
Swap agreements, at value		86
Other receivables		116
Total assets		1,220,281

Liabilities
TBA sale commitments, at value	$ 63,098
Payable for investments purchased on a delayed delivery basis	264,306
Payable for fund shares redeemed	879
Distributions payable	219
Swap agreements, at value	586
Accrued management fee	232
Distribution and service plan fees payable	38
Other affiliated payables	109
Other payables and accrued expenses	114
Total liabilities		329,581

Net Assets		$ 890,700
Net Assets consist of:
Paid in capital		$ 961,846
Distributions in excess of net investment income		(7,410)
Accumulated undistributed net realized gain (loss) on investments		(82,344)
Net unrealized appreciation (depreciation) on investments		18,608
Net Assets		$ 890,700

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	February 29, 2012 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($58,492 ÷ 5,226.9 shares)	$ 11.19

Maximum offering price per share (100/96.00 of $11.19)	$ 11.66
Class T: Net Asset Value and redemption price per share ($36,308 ÷ 3,238.3 shares)	$ 11.21

Maximum offering price per share (100/96.00 of $11.21)	$ 11.68
Class B: Net Asset Value and offering price per share ($4,265 ÷ 381.1 shares)A	$ 11.19

Class C: Net Asset Value and offering price per share ($18,205 ÷ 1,629.2 shares)A	$ 11.17

Fidelity Mortgage Securities Fund: Net Asset Value, offering price and redemption price per share ($763,511 ÷ 68,067.9 shares)	$ 11.22

Institutional Class: Net Asset Value, offering price and redemption price per share ($9,919 ÷ 887.2 shares)	$ 11.18

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended February 29, 2012 (Unaudited)

Investment Income
Interest		$ 15,556

Expenses
Management fee	$ 1,396
Transfer agent fees	501
Distribution and service plan fees	222
Fund wide operations fee	145
Independent trustees' compensation	1
Miscellaneous	1
Total expenses		2,266
Net investment income (loss)		13,290
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	12,843
Futures contracts	4
Swap agreements	(1,236)
Total net realized gain (loss)		11,611
Change in net unrealized appreciation (depreciation) on: Investment securities	(7,469)
Swap agreements	422
Delayed delivery commitments	(340)
Total change in net unrealized appreciation (depreciation)		(7,387)
Net gain (loss)		4,224
Net increase (decrease) in net assets resulting from operations		$ 17,514

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended February 29, 2012 (Unaudited)	Year ended August 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 13,290	$ 29,651
Net realized gain (loss)	11,611	10,993
Change in net unrealized appreciation (depreciation)	(7,387)	6,942
Net increase (decrease) in net assets resulting from operations	17,514	47,586
Distributions to shareholders from net investment income	(13,511)	(30,093)
Share transactions - net increase (decrease)	(687)	(96,103)
Total increase (decrease) in net assets	3,316	(78,610)

Net Assets
Beginning of period	887,384	965,994
End of period (including distributions in excess of net investment income of $7,410 and distributions in excess of net investment income of $7,189, respectively)	$ 890,700	$ 887,384

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended February 29, 2012	Years ended August 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 11.14	$ 10.91	$ 10.38	$ 10.09	$ 10.57	$ 10.97
Income from Investment Operations
Net investment income (loss) E	.151	.323	.357	.464	.467	.521
Net realized and unrealized gain (loss)	.053	.235	.602	.283	(.461)	(.401)
Total from investment operations	.204	.558	.959	.747	.006	.120
Distributions from net investment income	(.154)	(.328)	(.429)	(.457)	(.486)	(.520)
Net asset value, end of period	$ 11.19	$ 11.14	$ 10.91	$ 10.38	$ 10.09	$ 10.57
Total Return B, C, D	1.85%	5.22%	9.44%	7.63%	.06%	1.04%
Ratios to Average Net Assets F, H
Expenses before reductions	.82% A	.82%	.83%	.84%	.85%	.79%
Expenses net of fee waivers, if any	.82% A	.82%	.83%	.84%	.85%	.79%
Expenses net of all reductions	.82% A	.82%	.83%	.84%	.85%	.78%
Net investment income (loss)	2.73% A	2.96%	3.36%	4.59%	4.52%	4.77%
Supplemental Data
Net assets, end of period (in millions)	$ 58	$ 59	$ 61	$ 47	$ 39	$ 54
Portfolio turnover rate G	496% A	490%	527%	476%	397%	409%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended February 29, 2012	Years ended August 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 11.16	$ 10.93	$ 10.40	$ 10.11	$ 10.59	$ 10.99
Income from Investment Operations
Net investment income (loss) E	.153	.326	.360	.466	.470	.519
Net realized and unrealized gain (loss)	.053	.235	.602	.282	(.462)	(.403)
Total from investment operations	.206	.561	.962	.748	.008	.116
Distributions from net investment income	(.156)	(.331)	(.432)	(.458)	(.488)	(.516)
Net asset value, end of period	$ 11.21	$ 11.16	$ 10.93	$ 10.40	$ 10.11	$ 10.59
Total Return B, C, D	1.86%	5.24%	9.44%	7.62%	.07%	1.01%
Ratios to Average Net Assets F, H
Expenses before reductions	.79% A	.79%	.81%	.83%	.83%	.82%
Expenses net of fee waivers, if any	.79% A	.79%	.81%	.83%	.83%	.82%
Expenses net of all reductions	.79% A	.79%	.81%	.83%	.83%	.82%
Net investment income (loss)	2.76% A	2.99%	3.39%	4.60%	4.53%	4.73%
Supplemental Data
Net assets, end of period (in millions)	$ 36	$ 37	$ 41	$ 40	$ 41	$ 68
Portfolio turnover rate G	496% A	490%	527%	476%	397%	409%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended February 29, 2012	Years ended August 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 11.14	$ 10.91	$ 10.38	$ 10.09	$ 10.57	$ 10.97
Income from Investment Operations
Net investment income (loss) E	.113	.248	.286	.398	.400	.443
Net realized and unrealized gain (loss)	.053	.235	.602	.283	(.461)	(.401)
Total from investment operations	.166	.483	.888	.681	(.061)	.042
Distributions from net investment income	(.116)	(.253)	(.358)	(.391)	(.419)	(.442)
Net asset value, end of period	$ 11.19	$ 11.14	$ 10.91	$ 10.38	$ 10.09	$ 10.57
Total Return B, C, D	1.50%	4.51%	8.71%	6.93%	(.58)%	.32%
Ratios to Average Net Assets F, H
Expenses before reductions	1.51% A	1.50%	1.50%	1.50%	1.50%	1.50%
Expenses net of fee waivers, if any	1.51% A	1.50%	1.50%	1.50%	1.50%	1.50%
Expenses net of all reductions	1.51% A	1.50%	1.50%	1.50%	1.50%	1.50%
Net investment income (loss)	2.04% A	2.27%	2.69%	3.93%	3.86%	4.05%
Supplemental Data
Net assets, end of period (in millions)	$ 4	$ 5	$ 7	$ 19	$ 32	$ 50
Portfolio turnover rate G	496% A	490%	527%	476%	397%	409%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended February 29, 2012	Years ended August 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 11.12	$ 10.90	$ 10.37	$ 10.08	$ 10.56	$ 10.96
Income from Investment Operations
Net investment income (loss) E	.111	.244	.282	.390	.389	.434
Net realized and unrealized gain (loss)	.054	.226	.603	.284	(.459)	(.401)
Total from investment operations	.165	.470	.885	.674	(.070)	.033
Distributions from net investment income	(.115)	(.250)	(.355)	(.384)	(.410)	(.433)
Net asset value, end of period	$ 11.17	$ 11.12	$ 10.90	$ 10.37	$ 10.08	$ 10.56
Total Return B, C, D	1.49%	4.39%	8.69%	6.86%	(.68)%	.25%
Ratios to Average Net Assets F, H
Expenses before reductions	1.54% A	1.53%	1.53%	1.57%	1.60%	1.58%
Expenses net of fee waivers, if any	1.54% A	1.53%	1.53%	1.57%	1.60%	1.58%
Expenses net of all reductions	1.54% A	1.53%	1.53%	1.57%	1.60%	1.58%
Net investment income (loss)	2.01% A	2.24%	2.66%	3.86%	3.77%	3.97%
Supplemental Data
Net assets, end of period (in millions)	$ 18	$ 15	$ 18	$ 18	$ 15	$ 23
Portfolio turnover rate G	496% A	490%	527%	476%	397%	409%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Mortgage Securities Fund

	Six months ended February 29, 2012	Years ended August 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 11.17	$ 10.94	$ 10.41	$ 10.11	$ 10.59	$ 10.99
Income from Investment Operations
Net investment income (loss) D	.172	.364	.399	.505	.509	.559
Net realized and unrealized gain (loss)	.053	.234	.601	.292	(.462)	(.403)
Total from investment operations	.225	.598	1.000	.797	.047	.156
Distributions from net investment income	(.175)	(.368)	(.470)	(.497)	(.527)	(.556)
Net asset value, end of period	$ 11.22	$ 11.17	$ 10.94	$ 10.41	$ 10.11	$ 10.59
Total Return B, C	2.03%	5.59%	9.83%	8.14%	.46%	1.38%
Ratios to Average Net Assets E, G
Expenses before reductions	.45% A	.45%	.45%	.45%	.45%	.45%
Expenses net of fee waivers, if any	.45% A	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.45% A	.45%	.45%	.45%	.45%	.45%
Net investment income (loss)	3.10% A	3.33%	3.74%	4.99%	4.91%	5.10%
Supplemental Data
Net assets, end of period (in millions)	$ 764	$ 765	$ 829	$ 838	$ 1,049	$ 1,446
Portfolio turnover rate F	496% A	490%	527%	476%	397%	409%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended February 29, 2012	Years ended August 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 11.13	$ 10.90	$ 10.37	$ 10.08	$ 10.56	$ 10.97
Income from Investment Operations
Net investment income (loss) D	.168	.354	.391	.496	.499	.548
Net realized and unrealized gain (loss)	.054	.235	.603	.284	(.461)	(.411)
Total from investment operations	.222	.589	.994	.780	.038	.137
Distributions from net investment income	(.172)	(.359)	(.464)	(.490)	(.518)	(.547)
Net asset value, end of period	$ 11.18	$ 11.13	$ 10.90	$ 10.37	$ 10.08	$ 10.56
Total Return B, C	2.01%	5.53%	9.80%	7.98%	.37%	1.20%
Ratios to Average Net Assets E, G
Expenses before reductions	.51% A	.53%	.50%	.52%	.54%	.53%
Expenses net of fee waivers, if any	.51% A	.53%	.50%	.52%	.54%	.53%
Expenses net of all reductions	.51% A	.53%	.50%	.52%	.54%	.53%
Net investment income (loss)	3.04% A	3.24%	3.69%	4.92%	4.83%	5.02%
Supplemental Data
Net assets, end of period (in millions)	$ 10	$ 7	$ 10	$ 10	$ 7	$ 10
Portfolio turnover rate F	496% A	490%	527%	476%	397%	409%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended February 29, 2012 (Unaudited)

(Amounts in thousands except percentages)

1. Organization.

Fidelity Advisor Mortgage Securities Fund (the Fund) is a fund of Fidelity Advisor Series II (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Fidelity Mortgage Securities Fund and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

2. Significant Accounting Policies - continued

Security Valuation - continued

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of February 29, 2012 for the Fund's investments, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. Dealers which make markets in asset backed securities, collateralized mortgage obligations and commercial mortgage securities may also consider such factors as the structure of the issue, cash flow assumptions, the value of underlying assets as well as any guarantees. Swaps are marked-to-market daily based on valuations from independent pricing services or dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Pricing services utilize matrix pricing which considers comparisons to interest rate curves, credit spread curves, default possibilities and recovery rates and, as a result, swaps are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Semiannual Report

2. Significant Accounting Policies - continued

New Accounting Pronouncements. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update is effective during interim and annual periods beginning after December 15, 2011 and will result in additional disclosure for transfers between levels as well as expanded disclosure for securities categorized as Level 3 under the fair value hierarchy.

In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, swap agreements, prior period premium and discount on debt securities, market discount, deferred trustees compensation, financing transactions, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 29,452
Gross unrealized depreciation	(10,393)
Net unrealized appreciation (depreciation) on securities and other investments	$ 19,059

Tax cost	$ 1,109,734

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. At August 31, 2011, capital loss carryforwards were as follows:

Fiscal year of expiration
2016	$ (5,307)
2017	(84,825)
Total capital loss carryforward	$ (90,132)

Semiannual Report

3. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. During the period, the Fund transacted in TBA securities that involved buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount however; delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. The Fund may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or the Fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells MBS and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Operating Policies - continued

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls - continued

dollar rolls involve the purchase and simultaneous agreement to sell MBS on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a dollar roll or a reverse dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Fund's Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Fund's Statement of Assets and Liabilities.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund used derivative instruments (derivatives), including futures contracts and swap agreements, in order to meet its investment objectives. The strategy is to use derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

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4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain over-the-counter (OTC) derivatives such as swap agreements, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the counterparty. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on OTC derivatives in an amount not less than the counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Futures contracts are not covered by the ISDA Master Agreement, however, counterparty credit risk related to exchange-traded futures contracts is minimal because of the protection provided by the exchange on which they trade. Derivatives involve, to varying degrees, risk of loss in excess of the amounts recognized in the Statement of Assets and Liabilities.

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Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

4. Derivative Instruments - continued

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period.

Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Interest Rate Risk
Futures Contracts	$ 4	$ -
Swap Agreements	(1,236)	422
Totals (a)	$ (1,232)	$ 422

(a) A summary of the value of derivatives by risk exposure as of period end, if any, is included at the end of the Schedule of Investments and is representative of activity for the period.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is included in the Statement of Operations.

The underlying face amount at value of open futures contracts at period end, if any, is shown in the Schedule of Investments under the caption "Futures Contracts."

Swap Agreements. A swap agreement (swap) is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

Details of swaps open at period end are included in the Schedule of Investments under the caption "Swap Agreements." Swaps are marked-to-market daily and changes in value are recorded as unrealized appreciation or (depreciation) and reflected in the Statement of Assets and Liabilities. Any upfront premiums paid or received upon entering a swap to compensate for differences between stated terms of the agreement and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded as realized gain or (loss) ratably over the term of the swap. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized

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4. Derivative Instruments - continued

Swap Agreements - continued

gain or (loss). Realized gain or (loss) is also recorded in the event of an early termination of a swap. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $45,047 and $52,466, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .32% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 74	$ 3
Class T	-%	.25%	46	-*
Class B	.65%	.25%	21	15
Class C	.75%	.25%	81	10
			$ 222	$ 28

* Amount represents two hundred eighty-one dollars.

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Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

6. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B, 1.00% for Class C, .75% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 6
Class T	2
Class B*	6
Class C*	1
$ 15

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of each respective class of the Fund, with the exception of Fidelity Mortgage Securities Fund. FIIOC receives an asset-based fee of .10% of Fidelity Mortgage Securities Fund's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 63.21
Class T	33.18
Class B	6.25
Class C	15.18
Fidelity Mortgage Securities Fund	378.10
Institutional Class	6.15
	$ 501

* Annualized

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6. Fees and Other Transactions with Affiliates - continued

Fund Wide Operations Fee. Pursuant to the Fund Wide Operations and Expense Agreement (FWOE), FMR has agreed to provide for fund level expenses (which do not include transfer agent, Rule 12b-1 fees, compensation of the independent Trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% less the total amount of the management fee. The FWOE paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the period, the FWOE fee was equivalent to an annualized rate of .03% of average net assets.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended February 29, 2012	Year ended August 31, 2011
From net investment income
Class A	$ 821	$ 1,718
Class T	511	1,137
Class B	48	133
Class C	168	380
Fidelity Mortgage Securities Fund	11,837	26,484
Institutional Class	126	241
Total	$ 13,511	$ 30,093

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Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended February 29, 2012	Year ended August 31, 2011	Six months ended February 29, 2012	Year ended August 31, 2011
Class A
Shares sold	843	1,347	$ 9,403	$ 14,756
Reinvestment of distributions	60	129	674	1,402
Shares redeemed	(965)	(1,794)	(10,749)	(19,528)
Net increase (decrease)	(62)	(318)	$ (672)	$ (3,370)
Class T
Shares sold	275	574	$ 3,075	$ 6,276
Reinvestment of distributions	42	92	466	1,004
Shares redeemed	(378)	(1,136)	(4,223)	(12,380)
Net increase (decrease)	(61)	(470)	$ (682)	$ (5,100)
Class B
Shares sold	7	32	$ 84	$ 360
Reinvestment of distributions	3	8	28	83
Shares redeemed	(66)	(263)	(738)	(2,865)
Net increase (decrease)	(56)	(223)	$ (626)	$ (2,422)
Class C
Shares sold	419	226	$ 4,667	$ 2,470
Reinvestment of distributions	10	25	116	275
Shares redeemed	(177)	(526)	(1,975)	(5,730)
Net increase (decrease)	252	(275)	$ 2,808	$ (2,985)
Fidelity Mortgage Securities Fund
Shares sold	4,615	8,371	$ 51,615	$ 91,409
Reinvestment of distributions	961	2,193	10,731	23,971
Shares redeemed	(6,008)	(17,842)	(67,100)	(194,555)
Net increase (decrease)	(432)	(7,278)	$ (4,754)	$ (79,175)
Institutional Class
Shares sold	387	226	$ 4,319	$ 2,471
Reinvestment of distributions	10	20	108	214
Shares redeemed	(107)	(530)	(1,188)	(5,736)
Net increase (decrease)	290	(284)	$ 3,239	$ (3,051)

Semiannual Report

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

11. Credit Risk.

The Fund invests a portion of its assets in structured securities of issuers backed by residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Advisor Mortgage Securities Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and considers at each of its meetings factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established three standing committees, Operations, Audit, and Nominating and Governance, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2011 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts is fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Semiannual Report

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of the Investment Advisers' investment staff, including its size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, managing, and compensating investment personnel. The Board also noted that FMR has devoted increased resources to non-U.S. offices. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities which allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and enhancers. The Board also believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools which permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered the Investment Advisers' trading capabilities and resources which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the investment adviser's supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers, with 35 new branches opening since 2010.

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Board Approval of Investment Advisory Contracts and
Management Fees - continued

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and support of the senior management team that oversees asset management; (ii) rationalizing product lines through the mergers of six funds into other funds; (iii) continuing to migrate the Freedom Funds to dedicated lower cost underlying funds; (iv) obtaining shareholder approval to broaden the investment strategies for Fidelity Consumer Finance Portfolio, Fidelity Emerging Asia Fund, and Fidelity Environment and Alternative Energy Portfolio; (v) contractually agreeing to reduce the management fees and impose other expense limitations on Spartan 500 Index Fund and U.S. Bond Index Fund in connection with launching new institutional classes of these funds; (vi) changing the name, primary and supplemental benchmarks, and investment policies of Fidelity Global Strategies Fund to support the fund's flexible investment mandate and global orientation; and (vii) reducing the transfer agency account fee rates on certain accounts.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured over multiple periods against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by Fidelity and reviewed by the Board. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2010, the cumulative total returns of the retail class and Class C of the fund, the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The returns of the retail class and Class C show the performance of the highest and lowest performing classes, respectively (based on five-year performance). The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the class indicated.

Semiannual Report

Fidelity Advisor Mortgage Securities Fund

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of the retail class of the fund was in the second quartile for the one- and three-year periods and the third quartile for the five-year period. The Board also noted that the investment performance of the fund was lower than its benchmark for the three- and five-year periods, although the one-year total return of the retail class compared favorably to its benchmark. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

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Board Approval of Investment Advisory Contracts and
Management Fees - continued

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 12% means that 88% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Fidelity Advisor Mortgage Securities Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2010.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Semiannual Report

Total Expense Ratio. In its review of each class's total expense ratio, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board also considered that the current contractual arrangements for the fund (i) have the effect of setting the total "fund-level" expenses (including, among certain other expenses, the management fee) for each class at 35 basis points, (ii) limit the "class-level" transfer agent fee for the retail class to 10 basis points, and (iii) limit the total expenses for the retail class to 45 basis points. The fees and expenses payable under these contractual arrangements may not be increased without the approval of the Board and the shareholders of the applicable class. The fund's Advisor classes are subject to different "class-level" expenses (transfer agent fees and 12b-1 fees).

The Board noted that the total expense ratio of each class ranked below its competitive median for 2010.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board noted, however, that because the current contractual arrangements set the total "fund-level" expenses for each class at 35 basis points, increases or decreases in the management fee due to changes in the group fee rate will not impact the total expense ratio.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. In March 2010, the Board created an ad hoc joint committee with the board of other Fidelity funds (the Committee) to review and compare Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered, including the findings of the Committee.

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Board Approval of Investment Advisory Contracts and
Management Fees - continued

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board also noted that in 2009, it and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

Semiannual Report

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that any potential economies of scale are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the compensation paid to fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's fee structures and rationale for recommending different fees among different categories of funds and classes, as well as Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes; (vi) the reasons why certain expenses affect various funds and classes differently; (vii) Fidelity's transfer agent fees, expenses, and services and how the benefits of decreased costs and new efficiencies can be shared across all of the Fidelity funds; (viii) the reasons for and consequences of changes to certain product lines compared to competitors; (ix) the allocation of and historical trends in Fidelity's realization of fall-out benefits; and (x) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expense ratios for certain funds and classes or to achieve further economies of scale.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone graphic)Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer graphic)Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains distributions, and the effects of any sales charges.

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

17550 North 75th Avenue
Glendale, AZ

5330 E. Broadway Blvd
Tucson, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

601 Larkspur Landing Circle
Larkspur, CA

2000 Avenue of the Stars
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16656 Bernardo Ctr. Drive
Rancho Bernardo, CA

1220 Roseville Parkway
Roseville, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

1200 Wilshire Boulevard
Santa Monica, CA

398 West El Camino Real
Sunnyvale, CA

111 South Westlake Blvd
Thousand Oaks, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6326 Canoga Avenue
Woodland Hills, CA

2211 Michelson Drive
Irvine, CA

Colorado

281 East Flatiron Circle
Broomfield, CO

1625 Broadway
Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

1261 Post Road
Fairfield, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

175 East Altamonte Drive
Altamonte Springs, FL

1400 Glades Road
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

4671 Town Center Parkway
Jacksonville, FL

8880 Tamiami Trail, North
Naples, FL

230 Royal Palm Way
Palm Beach, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3242 Peachtree Road
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

401 North Michigan Avenue
Chicago, IL

One Skokie Valley Road
Highland Park, IL

1415 West 22nd Street
Oak Brook, IL

15105 S LaGrange Road
Orland Park, IL

1572 East Golf Road
Schaumburg, IL

1823 Freedom Drive
Naperville, IL

Indiana

8480 Keystone Crossing
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

610 York Road
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

200 Endicott Street
Danvers, MA

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

405 Cochituate Road
Framingham, MA

551 Boston Turnpike
Shrewsbury, MA

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 N. Old Woodward Ave.
Birmingham, MI

30200 Northwestern Hwy.
Farmington Hills, MI

43420 Grand River Avenue
Novi, MI

3480 28th Street
Grand Rapids, MI

2425 S. Linden Road STE E
Flint, MI

Minnesota

7740 France Avenue South
Edina, MN

8342 3rd Street North
Oakdale, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

501 Route 73 South
Marlton, NJ

150 Essex Street
Millburn, NJ

35 Morris Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New Mexico

2261 Q Street NE
Albuquerque, NM

New York

1130 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

3349 Monroe Avenue
Rochester, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

1800 Crocker Road
Westlake, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

10 Memorial Boulevard
Providence, RI

Tennessee

3018 Peoples Street
Johnson City, TN

7628 West Farmington Blvd.
Germantown, TN

2035 Mallory Lane
Franklin, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

1701 Lake Robbins Drive
The Woodlands, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

1576 East Southlake Blvd.
Southlake, TX

15600 Southwest Freeway
Sugar Land, TX

139 N. Loop 1604 East
San Antonio, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

11957 Democracy Drive
Reston, VA

Washington

10500 NE 8th Street
Bellevue, WA

1518 6th Avenue
Seattle, WA

304 Strander Blvd
Tukwila, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

16020 West Bluemound Road
Brookfield, WI

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments Money Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan), Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) 1-800-544-5555

Automated line for quickest service

MOR-USAN-0412
1.784900.109

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Short Fixed-Income

Fund - Class A, Class T, Class B and Class C

Semiannual Report

February 29, 2012

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2011 to February 29, 2012).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

	Annualized Expense Ratio	Beginning Account Value September 1, 2011	Ending Account Value February 29, 2012	Expenses Paid During Period* September 1, 2011 to February 29, 2012
Class A	.70%
Actual		$ 1,000.00	$ 1,005.00	$ 3.49
HypotheticalA		$ 1,000.00	$ 1,021.38	$ 3.52
Class T	.71%
Actual		$ 1,000.00	$ 1,006.00	$ 3.54
HypotheticalA		$ 1,000.00	$ 1,021.33	$ 3.57
Class B	1.52%
Actual		$ 1,000.00	$ 1,002.00	$ 7.57
HypotheticalA		$ 1,000.00	$ 1,017.30	$ 7.62
Class C	1.55%
Actual		$ 1,000.00	$ 1,000.70	$ 7.71
HypotheticalA		$ 1,000.00	$ 1,017.16	$ 7.77
Institutional Class	.53%
Actual		$ 1,000.00	$ 1,006.90	$ 2.64
HypotheticalA		$ 1,000.00	$ 1,022.23	$ 2.66

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Quality Diversification (% of fund's net assets)
As of February 29, 2012	As of August 31, 2011
U.S. Government and U.S. Government Agency Obligations† 48.4%	U.S. Government and U.S. Government Agency Obligations††54.6%
AAA 17.7%	AAA 14.8%
AA 9.7%	AA 9.4%
A 10.4%	A 9.2%
BBB 11.4%	BBB 8.7%
BB and Below 0.8%	BB and Below 1.0%
Not Rated 0.9%	Not Rated 0.5%
Short-Term Investments and Net Other Assets 0.7%	Short-Term Investments and Net Other Assets 1.8%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Weighted Average Maturity as of February 29, 2012
6 months ago
Years	2.3	2.3

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of February 29, 2012
6 months ago
Years	1.9	1.8

Duration estimates how much a bond fund's price will change with a change in comparable interest rates. If rates rise 1%, for example, a fund with a 5-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example. Duration takes into account any call or put option embedded in the bonds.

Asset Allocation (% of fund's net assets)
As of February 29, 2012 *		As of August 31, 2011 **
	Corporate Bonds 31.5%		Corporate Bonds 27.9%
	U.S. Government and U.S. Government Agency Obligations† 48.4%		U.S. Government and U.S. Government Agency Obligations†† 54.6%
	Asset-Backed Securities 12.1%		Asset-Backed Securities 9.6%
	CMOs and Other Mortgage Related Securities 6.2%		CMOs and Other Mortgage Related Securities 5.1%
	Municipal Bonds 0.7%		Municipal Bonds 0.7%
	Other Investments 0.4%		Other Investments 0.3%
	Short-Term Investments and Net Other Assets 0.7%		Short-Term Investments and Net Other Assets 1.8%
* Foreign investments	11.1%	** Foreign investments	8.7%

* Futures and Swaps	1.5%	** Futures and Swaps	0.0%
† Includes NCUA Guaranteed Note.
†† Includes FDIC Guaranteed Corporate Securities and NCUA Guaranteed Notes.

Semiannual Report

Investments February 29, 2012

Showing Percentage of Net Assets

Nonconvertible Bonds - 31.5%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 2.1%
Auto Components - 0.1%
DaimlerChrysler NA Holding Corp. 6.5% 11/15/13	$ 1,149,000	$ 1,253,852
Automobiles - 0.6%
Daimler Finance North America LLC:
1.875% 9/15/14 (d)	1,270,000	1,279,623
1.95% 3/28/14 (d)	3,076,000	3,100,885
2.3% 1/9/15 (d)	1,330,000	1,352,872
Volkswagen International Finance NV 1.875% 4/1/14 (d)	2,300,000	2,325,010
		8,058,390
Diversified Consumer Services - 0.1%
Yale University 2.9% 10/15/14	970,000	1,029,791
Media - 1.1%
COX Communications, Inc. 7.125% 10/1/12	3,434,000	3,563,427
NBCUniversal Media LLC:
2.875% 4/1/16	1,200,000	1,251,770
3.65% 4/30/15	1,310,000	1,405,283
News America, Inc. 5.3% 12/15/14	2,007,000	2,228,135
Time Warner Cable, Inc. 5.4% 7/2/12	2,542,000	2,580,931
Time Warner, Inc. 3.15% 7/15/15	1,923,000	2,042,353
Viacom, Inc. 1.25% 2/27/15	1,634,000	1,636,477
		14,708,376
Specialty Retail - 0.1%
Staples, Inc. 7.375% 10/1/12	1,224,000	1,269,594
Textiles, Apparel & Luxury Goods - 0.1%
VF Corp. 1.2426% 8/23/13 (g)	763,000	762,909
TOTAL CONSUMER DISCRETIONARY		27,082,912
CONSUMER STAPLES - 1.8%
Beverages - 0.7%
Anheuser-Busch InBev Worldwide, Inc.:
1.5% 7/14/14	1,611,000	1,636,492
2.5% 3/26/13	2,054,000	2,096,401
Coca-Cola Enterprises, Inc. 1.125% 11/12/13	1,269,000	1,274,806
FBG Finance Ltd. 5.125% 6/15/15 (d)	1,054,000	1,162,624
SABMiller Holdings, Inc. 2.45% 1/15/17 (d)	2,660,000	2,712,429
		8,882,752
Food & Staples Retailing - 0.1%
Wal-Mart Stores, Inc. 2.25% 7/8/15	1,607,000	1,681,611
Nonconvertible Bonds - continued
	Principal Amount	Value
CONSUMER STAPLES - continued
Food Products - 0.5%
Cargill, Inc. 5.2% 1/22/13 (d)	$ 500,000	$ 519,417
General Mills, Inc. 1.55% 5/16/14	1,200,000	1,219,532
Kraft Foods, Inc.:
1.4565% 7/10/13 (g)	2,330,000	2,341,890
2.625% 5/8/13	2,575,000	2,628,583
		6,709,422
Household Products - 0.2%
Procter & Gamble Co. 0.7% 8/15/14	2,540,000	2,549,716
Tobacco - 0.3%
Altria Group, Inc.:
4.125% 9/11/15	2,300,000	2,521,143
8.5% 11/10/13	1,000,000	1,123,738
		3,644,881
TOTAL CONSUMER STAPLES		23,468,382
ENERGY - 1.9%
Oil, Gas & Consumable Fuels - 1.9%
BG Energy Capital PLC 2.875% 10/15/16 (d)	1,350,000	1,400,439
Canadian Natural Resources Ltd. 1.45% 11/14/14	2,453,000	2,498,596
Cenovus Energy, Inc. 4.5% 9/15/14	2,105,000	2,279,744
Enterprise Products Operating LP:
4.6% 8/1/12	1,896,000	1,925,951
5.65% 4/1/13	1,227,000	1,287,539
Gazstream SA 5.625% 7/22/13 (d)	417,588	430,116
Marathon Petroleum Corp. 3.5% 3/1/16	1,703,000	1,765,824
NGPL PipeCo LLC 6.514% 12/15/12 (d)	699,000	675,015
Petrobras International Finance Co. Ltd.:
2.875% 2/6/15	1,320,000	1,349,436
3.875% 1/27/16	1,151,000	1,200,566
Plains All American Pipeline LP/PAA Finance Corp. 4.25% 9/1/12	1,800,000	1,826,419
Ras Laffan Liquefied Natural Gas Co. Ltd. III 4.5% 9/30/12 (d)	704,000	714,560
Rockies Express Pipeline LLC 6.25% 7/15/13 (d)	1,922,000	1,960,440
Southeast Supply Header LLC 4.85% 8/15/14 (d)	1,835,000	1,946,889
Spectra Energy Partners, LP 2.95% 6/15/16	313,000	318,648
Total Capital Canada Ltd. 1.625% 1/28/14	1,210,000	1,235,647
Nonconvertible Bonds - continued
	Principal Amount	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
TransCanada PipeLines Ltd. 0.875% 3/2/15	$ 460,000	$ 458,741
XTO Energy, Inc. 4.9% 2/1/14	1,559,000	1,679,999
		24,954,569
FINANCIALS - 18.2%
Capital Markets - 2.0%
Goldman Sachs Group, Inc.:
3.7% 8/1/15	2,000,000	2,039,886
5.25% 10/15/13	5,117,000	5,358,348
HSBC Bank PLC 3.1% 5/24/16 (d)	1,210,000	1,237,861
JPMorgan Chase & Co. 1.3611% 1/24/14 (g)	2,500,000	2,510,480
Merrill Lynch & Co., Inc. 5.45% 7/15/14	950,000	988,281
Morgan Stanley:
2.875% 1/24/14	1,200,000	1,191,786
2.875% 7/28/14	1,406,000	1,395,478
6% 5/13/14	2,690,000	2,818,714
Royal Bank of Scotland PLC 4.875% 8/25/14 (d)	2,400,000	2,475,698
State Street Corp. 4.3% 5/30/14	1,110,000	1,187,183
The Bank of New York Mellon Corp. 1.7% 11/24/14	3,150,000	3,201,408
UBS AG Stamford Branch 2.25% 1/28/14	2,500,000	2,499,928
		26,905,051
Commercial Banks - 6.9%
ANZ Banking Group Ltd. 2.125% 1/10/14 (d)	1,210,000	1,218,178
Bank of England 0.5% 3/6/15 (d)	1,812,000	1,804,727
Bank of Montreal 2.125% 6/28/13	2,670,000	2,724,225
Bank of Nova Scotia 1.85% 1/12/15	4,200,000	4,288,444
Bank of Tokyo-Mitsubishi UFJ Ltd. 2.6% 1/22/13 (d)	1,928,000	1,953,517
Barclays Bank PLC:
2.375% 1/13/14	3,080,000	3,084,075
2.5% 1/23/13	577,000	581,974
BNP Paribas 2.125% 12/21/12	2,030,000	2,035,595
Canadian Imperial Bank of Commerce 1.45% 9/13/13	2,094,000	2,121,856
Commonwealth Bank of Australia:
1.227% 8/7/13 (d)(g)	1,000,000	1,000,073
1.2892% 3/17/14 (d)(g)	440,000	436,313
2.125% 3/17/14 (d)	1,210,000	1,216,582
Credit Suisse New York Branch:
1.527% 1/14/14 (g)	1,400,000	1,387,984
2.2% 1/14/14	3,082,000	3,107,165
Danske Bank A/S 1.617% 4/14/14 (d)(g)	1,800,000	1,762,031
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Commercial Banks - continued
DBS Bank Ltd. (Singapore) 0.7176% 5/16/17 (d)(g)	$ 147,614	$ 146,876
Fifth Third Bancorp 3.625% 1/25/16	673,000	711,072
ING Bank NV 2.65% 1/14/13 (d)	2,540,000	2,544,318
KeyBank NA 5.8% 7/1/14	2,087,000	2,258,531
Nordea Bank AB 1.75% 10/4/13 (d)	1,830,000	1,822,878
PNC Funding Corp.:
3% 5/19/14	1,700,000	1,766,353
3.625% 2/8/15	1,445,000	1,544,205
Rabobank (Netherlands) NV 1.85% 1/10/14	6,185,000	6,230,905
Regions Financial Corp. 4.875% 4/26/13	1,300,000	1,319,500
Royal Bank of Canada:
0.867% 4/17/14 (g)	1,400,000	1,403,674
1.125% 1/15/14	1,720,000	1,730,270
1.45% 10/30/14	1,165,000	1,184,186
Royal Bank of Scotland PLC 1.5% 3/30/12 (d)	3,080,000	3,081,737
Santander U.S. Debt SA Unipersonal 2.485% 1/18/13 (d)	2,370,000	2,332,130
Sumitomo Mitsui Banking Corp.:
1.9% 1/12/15 (d)	1,600,000	1,615,726
1.95% 1/14/14 (d)	2,400,000	2,421,156
SunTrust Banks, Inc. 3.6% 4/15/16	1,025,000	1,062,591
Svenska Handelsbanken AB 2.875% 9/14/12 (d)	4,282,000	4,329,419
The Toronto Dominion Bank:
0.9969% 11/1/13 (g)	1,400,000	1,410,730
1.375% 7/14/14	3,000,000	3,051,450
U.S. Bancorp:
1.375% 9/13/13	1,038,000	1,048,574
4.2% 5/15/14	1,770,000	1,898,583
Union Bank NA 2.125% 12/16/13	3,642,000	3,699,139
Wachovia Bank NA 0.9171% 11/3/14 (g)	1,820,000	1,758,033
Wells Fargo & Co.:
3.625% 4/15/15	2,400,000	2,572,006
4.375% 1/31/13	5,106,000	5,284,899
Westpac Banking Corp.:
1.3093% 3/31/14 (d)(g)	1,300,000	1,280,102
1.85% 12/9/13	1,889,000	1,907,839
2.1% 8/2/13	581,000	588,433
		90,728,054
Consumer Finance - 3.4%
American Express Credit Corp. 2.75% 9/15/15	3,500,000	3,641,432
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Consumer Finance - continued
American Honda Finance Corp.:
1.45% 2/27/15 (d)	$ 1,310,000	$ 1,313,887
2.375% 3/18/13 (d)	550,000	559,809
Capital One Financial Corp.:
2.125% 7/15/14	2,639,000	2,645,875
7.375% 5/23/14	2,500,000	2,782,263
Caterpillar Financial Services Corp.:
1.375% 5/20/14	2,050,000	2,081,125
2% 4/5/13	979,000	994,085
2.75% 6/24/15	701,000	740,564
General Electric Capital Corp.:
2.1% 1/7/14	1,553,000	1,584,012
2.15% 1/9/15	10,668,000	10,945,069
2.25% 11/9/15	1,650,000	1,697,213
5.4% 9/20/13	6,698,000	7,145,473
HSBC Finance Corp. 5.9% 6/19/12	1,200,000	1,217,105
HSBC USA, Inc. 2.375% 2/13/15	1,063,000	1,078,031
John Deere Capital Corp.:
0.981% 10/4/13 (g)	1,350,000	1,360,086
1.875% 6/17/13	2,143,000	2,180,614
Toyota Motor Credit Corp. 0.9521% 1/17/14 (g)	2,000,000	2,005,738
		43,972,381
Diversified Financial Services - 3.9%
Bank of America Corp.:
2.1305% 7/11/14 (g)	2,780,000	2,682,617
3.7% 9/1/15	960,000	959,084
4.9% 5/1/13	3,690,000	3,791,800
BB&T Corp. 2.05% 4/28/14	2,710,000	2,765,124
BP Capital Markets PLC:
1.14% 3/11/14 (g)	2,210,000	2,221,415
1.7% 12/5/14	1,320,000	1,352,208
2.248% 11/1/16	1,320,000	1,364,710
Citigroup, Inc.:
1.511% 4/1/14 (g)	500,000	490,755
2.0265% 1/13/14 (g)	3,558,000	3,525,110
2.51% 8/13/13 (g)	650,000	650,059
2.65% 3/2/15	3,350,000	3,351,136
5.125% 5/5/14	1,628,000	1,717,140
6.375% 8/12/14	2,900,000	3,145,932
6.5% 8/19/13	1,733,000	1,836,427
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Diversified Financial Services - continued
Deutsche Bank AG London Branch 2.375% 1/11/13	$ 5,240,000	$ 5,281,862
Export Development Canada 1.5% 5/15/14	800,000	818,476
JPMorgan Chase & Co.:
3.4% 6/24/15	2,005,000	2,109,493
3.7% 1/20/15	5,780,000	6,136,770
MassMutual Global Funding II:
0.9515% 1/14/14 (d)(g)	1,742,000	1,741,930
3.625% 7/16/12 (d)	800,000	808,664
MetLife Institutional Funding II 1.481% 4/4/14 (d)(g)	1,000,000	999,619
OAO Industry & Construction Bank 5.01% 9/29/15 (Issued by Or-ICB SA for OAO Industry & Construction Bank) (g)	270,000	263,925
USAA Capital Corp. 3.5% 7/17/14 (d)	1,798,000	1,884,320
Whirlpool Corp. 8% 5/1/12	1,396,000	1,410,792
		51,309,368
Insurance - 1.5%
American International Group, Inc. 4.25% 9/15/14	2,270,000	2,349,713
Berkshire Hathaway, Inc.:
1.2026% 8/15/14 (g)	1,400,000	1,417,555
2.125% 2/11/13	2,570,000	2,612,999
Metropolitan Life Global Funding I:
2% 1/9/15 (d)	4,359,000	4,405,070
2.5% 9/29/15 (d)	1,000,000	1,026,936
New York Life Global Funding:
2.25% 12/14/12 (d)	1,200,000	1,215,703
5.25% 10/16/12 (d)	2,280,000	2,348,454
Pricoa Global Funding I 5.45% 6/11/14 (d)	1,150,000	1,235,243
Prudential Financial, Inc.:
2.75% 1/14/13	530,000	538,447
3.625% 9/17/12	1,850,000	1,877,776
5.15% 1/15/13	672,000	696,807
		19,724,703
Real Estate Investment Trusts - 0.2%
AvalonBay Communities, Inc. 6.125% 11/1/12	621,000	638,662
Equity One, Inc.:
5.375% 10/15/15	144,000	152,237
6.25% 12/15/14	1,200,000	1,296,436
		2,087,335
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Real Estate Management & Development - 0.3%
Liberty Property LP 6.375% 8/15/12	$ 1,358,000	$ 1,380,840
Simon Property Group LP:
4.2% 2/1/15	484,000	516,194
Simon Property Group LP: - continued
5.3% 5/30/13	1,511,000	1,572,458
Tanger Properties LP 6.15% 11/15/15	404,000	452,858
		3,922,350
TOTAL FINANCIALS		238,649,242
HEALTH CARE - 0.7%
Biotechnology - 0.1%
Amgen, Inc. 1.875% 11/15/14	1,300,000	1,330,122
Health Care Providers & Services - 0.3%
Aristotle Holding, Inc. 2.1% 2/12/15 (d)	1,970,000	1,985,801
Express Scripts, Inc. 5.25% 6/15/12	1,783,000	1,804,433
		3,790,234
Pharmaceuticals - 0.3%
Sanofi SA:
1.2% 9/30/14	920,000	935,208
2.625% 3/29/16	1,263,000	1,327,942
Teva Pharmaceutical Finance III BV 1.7% 3/21/14	1,210,000	1,232,012
Teva Pharmaceutical Finance IV LLC 1.7% 11/10/14	1,300,000	1,326,748
		4,821,910
TOTAL HEALTH CARE		9,942,266
INDUSTRIALS - 0.3%
Aerospace & Defense - 0.1%
BAE Systems Holdings, Inc. 4.95% 6/1/14 (d)	1,500,000	1,582,806
Airlines - 0.1%
Iberbond 2004 PLC 4.826% 12/24/17 (j)	1,178,078	1,136,845
Industrial Conglomerates - 0.1%
Covidien International Finance SA 1.875% 6/15/13	1,330,000	1,347,265
TOTAL INDUSTRIALS		4,066,916
Nonconvertible Bonds - continued
	Principal Amount	Value
INFORMATION TECHNOLOGY - 0.9%
Computers & Peripherals - 0.2%
Hewlett-Packard Co.:
1.25% 9/13/13	$ 1,216,000	1,220,379
2.625% 12/9/14	1,330,000	1,379,062
		2,599,441
Electronic Equipment & Components - 0.1%
Tyco Electronics Group SA 1.6% 2/3/15	678,000	680,345
IT Services - 0.2%
IBM Corp. 1.95% 7/22/16	1,621,000	1,676,096
The Western Union Co. 1.1139% 3/7/13 (g)	1,220,000	1,223,406
		2,899,502
Office Electronics - 0.4%
Xerox Corp. 1.3176% 5/16/14 (g)	5,738,000	5,656,566
TOTAL INFORMATION TECHNOLOGY		11,835,854
MATERIALS - 1.0%
Chemicals - 0.4%
Dow Chemical Co. 4.85% 8/15/12	4,852,000	4,937,861
Metals & Mining - 0.6%
Anglo American Capital PLC 2.15% 9/27/13 (d)	2,400,000	2,394,458
BHP Billiton Financial (USA) Ltd.:
1% 2/24/15	1,310,000	1,314,290
1.125% 11/21/14	1,970,000	1,987,610
Corporacion Nacional del Cobre de Chile (Codelco) 6.375% 11/30/12 (d)	700,000	723,652
Rio Tinto Finance Ltd. (United States) 8.95% 5/1/14	1,413,000	1,649,567
		8,069,577
TOTAL MATERIALS		13,007,438
TELECOMMUNICATION SERVICES - 2.1%
Diversified Telecommunication Services - 1.6%
AT&T Broadband Corp. 8.375% 3/15/13	750,000	808,636
AT&T, Inc.:
2.5% 8/15/15	2,320,000	2,424,024
2.95% 5/15/16	1,200,000	1,274,389
4.95% 1/15/13	2,327,000	2,414,309
6.7% 11/15/13	470,000	516,983
Nonconvertible Bonds - continued
	Principal Amount	Value
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Deutsche Telekom International Financial BV 3.125% 4/11/16 (d)	$ 1,209,000	1,252,985
Qwest Corp. 3.7963% 6/15/13 (g)	3,110,000	3,164,425
Telefonica Emisiones SAU 2.582% 4/26/13	3,300,000	3,299,244
Verizon Communications, Inc.:
1.95% 3/28/14	2,420,000	2,484,338
2% 11/1/16	2,727,000	2,787,823
		20,427,156
Wireless Telecommunication Services - 0.5%
America Movil SAB de CV 2.375% 9/8/16	1,532,000	1,564,498
DIRECTV Holdings LLC/DIRECTV Financing, Inc. 4.75% 10/1/14	2,496,000	2,719,689
Verizon Wireless Capital LLC 5.55% 2/1/14	2,380,000	2,588,555
		6,872,742
TOTAL TELECOMMUNICATION SERVICES		27,299,898
UTILITIES - 2.5%
Electric Utilities - 1.3%
Alabama Power Co. 4.85% 12/15/12	560,000	578,623
Commonwealth Edison Co. 1.625% 1/15/14	2,440,000	2,479,333
EDP Finance BV 5.375% 11/2/12 (d)	2,500,000	2,496,250
Entergy Louisiana LLC 1.875% 12/15/14	748,000	759,325
FirstEnergy Solutions Corp. 4.8% 2/15/15	2,340,000	2,528,651
LG&E and KU Energy LLC 2.125% 11/15/15	831,000	828,262
Niagara Mohawk Power Corp. 3.553% 10/1/14 (d)	2,675,000	2,840,882
Pacific Gas & Electric Co. 6.25% 12/1/13	1,278,000	1,400,337
Pepco Holdings, Inc. 2.7% 10/1/15	1,098,000	1,112,289
Progress Energy, Inc. 6.05% 3/15/14	1,532,000	1,688,512
Southern Co. 4.15% 5/15/14	412,000	441,017
		17,153,481
Independent Power Producers & Energy Traders - 0.2%
PSEG Power LLC 2.5% 4/15/13	2,910,000	2,964,568
Multi-Utilities - 1.0%
Dominion Resources, Inc.:
1.8% 3/15/14	451,000	461,422
1.95% 8/15/16	848,000	865,374
2.25% 9/1/15	1,300,000	1,341,180
2.8793% 9/30/66 (g)	1,336,000	1,137,250
Nonconvertible Bonds - continued
	Principal Amount	Value
UTILITIES - continued
Multi-Utilities - continued
Dominion Resources, Inc.: - continued
6.25% 6/30/12	$ 1,300,000	1,323,361
DTE Energy Co. 1.2272% 6/3/13 (g)	2,039,000	2,045,523
NiSource Finance Corp. 6.15% 3/1/13	1,790,000	1,884,763
PG&E Corp. 5.75% 4/1/14	590,000	644,761
Sempra Energy:
1.3063% 3/15/14 (g)	500,000	499,359
2% 3/15/14	2,435,000	2,486,176
		12,689,169
TOTAL UTILITIES		32,807,218
TOTAL NONCONVERTIBLE BONDS (Cost $406,031,200)		413,114,695
U.S. Government and Government Agency Obligations - 41.7%

U.S. Government Agency Obligations - 12.4%
Fannie Mae:
0.375% 3/16/15	11,801,000	11,739,965
0.625% 10/30/14	1,692,000	1,697,007
0.75% 12/18/13	292,000	294,068
0.75% 12/19/14	12,067,000	12,155,813
0.875% 8/28/14	44,140,000	44,660,984
4.625% 10/15/13	5,789,000	6,189,668
Freddie Mac:
0.375% 10/30/13	20,736,000	20,785,870
0.5% 4/17/15	5,455,000	5,438,630
0.625% 12/29/14	11,379,000	11,408,324
0.75% 11/25/14	11,173,000	11,243,245
1% 7/30/14	14,662,000	14,853,603
1% 8/27/14	21,508,000	21,789,196
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		162,256,373
U.S. Treasury Obligations - 29.2%
U.S. Treasury Notes:
0.25% 11/30/13 (e)	9,121,000	9,115,299
0.25% 9/15/14	20,647,000	20,576,016
0.25% 1/15/15	5,000,000	4,977,735
U.S. Government and Government Agency Obligations - continued
	Principal Amount	Value
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
0.375% 6/30/13	$ 21,558,000	$ 21,594,217
0.375% 11/15/14	27,628,000	27,608,578
0.5% 8/15/14	81,749,000	82,004,466
0.625% 7/15/14	164,565,000	165,593,522
0.75% 6/15/14	4,304,000	4,343,679
1.375% 11/30/15	14,117,000	14,520,662
1.75% 7/31/15	18,150,000	18,900,103
2.375% 9/30/14	3,667,000	3,853,790
2.375% 10/31/14	9,988,000	10,507,686
TOTAL U.S. TREASURY OBLIGATIONS		383,595,753
Other Government Related - 0.1%
National Credit Union Administration Guaranteed Notes Master Trust 1.4% 6/12/15 (NCUA Guaranteed)	1,700,000	1,733,983
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $544,642,300)		547,586,109
U.S. Government Agency - Mortgage Securities - 4.4%

Fannie Mae - 3.5%
1.93% 10/1/33 (g)	56,399	58,679
1.952% 3/1/35 (g)	49,686	52,274
2.115% 10/1/35 (g)	81,070	84,864
2.271% 5/1/33 (g)	16,468	17,476
2.343% 7/1/35 (g)	563,772	598,020
2.368% 11/1/34 (g)	307,245	324,600
2.397% 5/1/35 (g)	582,563	609,341
2.414% 10/1/35 (g)	733,512	779,790
2.424% 10/1/33 (g)	89,835	95,004
2.427% 12/1/34 (g)	340,383	357,518
2.437% 11/1/36 (g)	105,200	111,330
2.438% 8/1/35 (g)	408,029	434,806
2.445% 7/1/35 (g)	1,946,647	2,054,102
2.448% 3/1/35 (g)	29,246	30,604
2.471% 12/1/33 (g)	349,687	366,231
2.481% 2/1/35 (g)	687,524	730,246
2.487% 11/1/36 (g)	694,189	739,745
2.537% 7/1/35 (g)	225,930	240,103
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
2.575% 10/1/41 (g)	$ 1,111,530	$ 1,151,864
2.597% 4/1/35 (g)	219,728	234,289
2.697% 9/1/41 (g)	1,306,823	1,357,545
2.739% 8/1/41 (g)	1,621,661	1,680,177
2.863% 10/1/35 (g)	145,100	152,645
3% 7/1/21 to 11/1/21	20,201,077	21,137,146
3.021% 8/1/41 (g)	474,853	494,934
3.188% 1/1/40 (g)	962,967	999,812
3.471% 3/1/40 (g)	740,556	767,113
3.539% 12/1/39 (g)	250,931	260,895
3.613% 3/1/40 (g)	1,035,823	1,081,162
4.5% 8/1/18 to 7/1/20	5,645,530	6,043,061
5.5% 11/1/17 to 6/1/19	2,375,892	2,588,187
6.5% 4/1/13 to 6/1/16	443,742	462,006
7% 1/1/16 to 11/1/18	61,597	66,280
7.5% 5/1/12 to 10/1/14	6,623	7,008
TOTAL FANNIE MAE		46,168,857
Freddie Mac - 0.9%
2.375% 4/1/35 (g)	678,557	717,554
2.415% 11/1/35 (g)	378,345	399,721
2.468% 1/1/35 (g)	103,320	107,572
2.557% 6/1/37 (g)	390,650	416,286
2.61% 8/1/34 (g)	163,959	174,425
2.704% 8/1/36 (g)	220,370	234,665
2.985% 8/1/41 (g)	981,975	1,024,166
3% 8/1/21	2,852,951	2,988,614
3.08% 9/1/41 (g)	587,188	613,003
3.56% 4/1/40 (g)	644,552	670,804
3.565% 4/1/40 (g)	561,564	582,842
4.5% 8/1/18 to 11/1/18	3,234,443	3,453,624
8.5% 5/1/26 to 7/1/28	78,831	94,448
12% 11/1/19	1,726	1,868
TOTAL FREDDIE MAC		11,479,592
Ginnie Mae - 0.0%
7% 1/15/25 to 6/15/32	362,210	416,872
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $56,650,760)		58,065,321
Asset-Backed Securities - 12.1%
	Principal Amount	Value
Accredited Mortgage Loan Trust:
Series 2003-3 Class A1, 4.46% 1/25/34 (AMBAC Insured)	$ 427,544	$ 352,859
Series 2005-1 Class M1, 0.714% 4/25/35 (g)	152,751	82,517
ACE Securities Corp. Home Equity Loan Trust Series 2005-HE2 Class M2, 0.694% 4/25/35 (g)	13,581	13,185
Advanta Business Card Master Trust Series 2006-C1 Class C1, 0.6758% 10/20/14 (g)	61,000	610
Ally Auto Receivables Trust:
Series 2009 B Class A3, 1.98% 10/15/13 (d)	1,022,270	1,026,835
Series 2009-A Class A4, 3% 10/15/15 (d)	2,000,000	2,036,547
Series 2010-1 Class A4, 2.3% 12/15/14	2,170,000	2,220,835
Series 2010-4 Class A3, 0.91% 11/17/14	1,680,000	1,684,077
Series 2010-5 Class A3, 1.11% 1/15/15	1,480,000	1,486,190
Series 2011-1 Class A3, 1.38% 1/15/15	1,390,000	1,401,613
Series 2011-2 Class A3, 1.18% 4/15/15	1,200,000	1,207,924
Series 2011-3 Class A3, 0.97% 8/17/15	1,550,000	1,555,788
Series 2011-4 Class A2, 0.65% 3/17/14	480,000	480,169
Series 2012-1 Class A2, 0.71% 9/15/14	1,900,000	1,903,670
Ally Master Owner Trust:
Series 2010-3 Class A, 2.88% 4/15/15 (d)	510,000	520,138
Series 2011-1 Class A2, 2.15% 1/15/16	4,370,000	4,450,265
Series 2011-3 Class A2, 1.81% 5/15/16	3,460,000	3,505,788
Series 2011-5 Class A1, 0.8985% 6/15/15 (g)	2,720,000	2,725,367
Series 2012-1 Class A2, 0.7% 2/15/17	2,630,000	2,631,604
AmeriCredit Automobile Receivables Trust:
Series 2007-CM Class A4B, 0.3425% 4/7/14 (National Public Finance Guarantee Corp. Insured) (g)	1,204,405	1,196,707
Series 2010-4 Class A3, 1.27% 4/8/15	1,510,000	1,505,308
Series 2011-1 Class A3, 1.39% 9/8/15	850,000	856,667
Series 2011-2 Class A3, 1.61% 10/8/15	1,800,000	1,820,507
Series 2011-3 Class A3, 1.17% 1/8/16	650,000	653,822
Series 2011-4 Class A/S, 0.92% 3/9/15	1,860,000	1,863,010
Series 2011-5 Class A2, 1.19% 8/8/15	640,000	642,629
Series 2012-1 Class A2, 0.91% 10/8/15	1,000,000	1,000,660
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2004-R2 Class M3, 0.794% 4/25/34 (g)	16,966	5,313
Series 2005-R2 Class M1, 0.694% 4/25/35 (g)	262,030	227,504
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 1.0563% 3/25/34 (g)	82,560	59,490
Asset-Backed Securities - continued
	Principal Amount	Value
Argent Securities, Inc. pass-thru certificates: - continued
Series 2006-W4 Class A2C, 0.404% 5/25/36 (g)	$ 168,000	$ 41,077
Avis Budget Rental Car Funding (AESOP) LLC Series 2009-1A Class A, 9.31% 10/20/13 (d)	2,000,000	2,062,485
Axon Financial Funding Ltd. Series 2007-1 Class A1, 1.181% 4/4/17 (b)(d)(g)	432,000	0
Bank of America Auto Trust:
Series 2009-1A:
Class A3, 2.67% 7/15/13 (d)	46,893	46,938
Class A4, 3.52% 6/15/16 (d)	1,100,000	1,116,111
Series 2009-3A Class A3, 1.67% 12/15/13 (d)	435,261	436,252
Series 2010-2 Class A3, 1.31% 7/15/14	1,375,742	1,380,463
BMW Vehicle Lease Trust:
Series 2010-1 Class A3, 0.82% 4/15/13	1,416,918	1,418,416
Series 2011-1 Class A3, 1.06% 2/20/14	1,760,000	1,767,224
BMW Vehicle Owner Trust Series 2011-A:
Class A2, 0.63% 2/25/14	1,610,000	1,610,835
Class A3, 0.76% 8/25/15	1,150,000	1,152,116
Brazos Higher Education Authority, Inc. Series 2006-2 Class A9, 0.5838% 12/25/24 (g)	177,712	156,671
Capital Auto Receivables Asset Trust Series 2007-1 Class B, 5.15% 9/17/12	36,236	36,305
Capital One Multi-Asset Execution Trust Series 2008-A3 Class A3, 5.05% 2/15/16	700,000	735,166
Capital Trust Ltd. Series 2004-1:
Class A2, 0.6955% 7/20/39 (d)(g)	425,658	317,116
Class B, 0.9955% 7/20/39 (d)(g)	373,480	153,127
Class C, 1.3455% 7/20/39 (d)(g)	478,070	10,757
Carrington Mortgage Loan Trust Series 2007-RFC1 Class A3, 0.384% 12/25/36 (g)	228,766	72,362
Chase Issuance Trust:
Series 2007-A17 Class A, 5.12% 10/15/14	3,730,000	3,841,043
Series 2011-A1 Class A1, 0.4385% 3/16/15 (g)	2,850,000	2,854,211
Series 2011-A2 Class A2, 0.3385% 5/15/15 (g)	4,610,000	4,612,291
Series 2011-A3 Class A3, 0.3685% 12/15/15 (g)	5,000,000	5,000,055
Chrysler Financial Auto Securitization Trust Series 2010-A Class A3, 0.91% 8/8/13	1,220,000	1,221,356
Citibank Credit Card Issuance Trust:
Series 2008-A5 Class A5, 4.85% 4/22/15	4,260,000	4,470,196
Series 2009-A5 Class A5, 2.25% 12/23/14	5,870,000	5,955,327
Citibank Omni Master Trust Series 2009-A8 Class A8, 2.3485% 5/16/16 (d)(g)	2,000,000	2,008,244
Countrywide Home Loan Trust Series 2006-13 Class N, 7% 8/25/37 (d)	41,917	0
Asset-Backed Securities - continued
	Principal Amount	Value
Countrywide Home Loans, Inc.:
Series 2003-BC1 Class B1, 5.5436% 3/25/32 (MGIC Investment Corp. Insured) (g)	$ 31,876	$ 5,454
Series 2004-2 Class 3A4, 0.744% 7/25/34 (g)	62,430	48,905
Series 2004-3 Class M4, 1.214% 4/25/34 (g)	20,061	8,839
Series 2004-4 Class M2, 1.039% 6/25/34 (g)	74,616	33,744
Series 2005-3 Class MV1, 0.664% 8/25/35 (g)	27,782	27,398
Discover Card Master Trust:
Series 2011-A2 Class A2, 0.4585% 11/16/15 (g)	2,160,000	2,164,243
Series 2012-A1 Class A1, 0.81% 8/15/17	2,920,000	2,919,708
Fannie Mae subordinate REMIC pass-thru certificates Series 2004-T5:
Class AB1, 0.8077% 5/28/35 (g)	159,655	117,456
Class AB3, 0.7513% 5/28/35 (g)	67,441	43,285
Fieldstone Mortgage Investment Corp. Series 2004-3 Class M5, 2.419% 8/25/34 (g)	36,914	21,514
First Franklin Mortgage Loan Trust Series 2005-FF9 Class A3, 0.524% 10/25/35 (g)	203,095	189,359
Ford Credit Auto Lease Trust:
Series 2011-B Class A3, 1.05% 10/15/14	2,080,000	2,083,896
Series 2010-B Class A3, 0.91% 7/15/13 (d)	1,610,000	1,611,496
Series 2011-A Class A3, 1.03% 7/15/14	2,190,000	2,200,391
Ford Credit Auto Owner Trust:
Series 2009-C Class A4, 4.43% 11/15/14	1,000,000	1,037,325
Series 2009-E Class A3, 1.51% 1/15/14	512,607	514,375
Series 2010-B Class A3, 0.98% 10/15/14	991,157	994,222
Series 2011-B Class A3, 0.84% 6/15/15	1,000,000	1,003,295
Ford Credit Automobile Lease Trust Series 2012-A Class A3, 0.85% 1/15/15	820,000	819,918
Ford Credit Automobile Owner Trust Series 2012-A Class A2, 0.62% 9/15/14	1,320,000	1,320,825
Ford Credit Floorplan Master Owner Trust:
Series 2010-1 Class A, 1.8985% 12/15/14 (d)(g)	1,290,000	1,304,624
Series 2010-5 Class A1, 1.5% 9/15/15	1,110,000	1,120,758
Series 2012-1 Class A, 0.857% 1/15/16 (g)	4,000,000	4,009,040
Fremont Home Loan Trust:
Series 2004-D:
Class M4, 1.669% 11/25/34 (g)	104,293	10,289
Class M5, 1.744% 11/25/34 (g)	66,415	3,444
Series 2005-A:
Class M3, 0.734% 1/25/35 (g)	120,398	37,990
Class M4, 0.924% 1/25/35 (g)	46,138	10,458
Asset-Backed Securities - continued
	Principal Amount	Value
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 0.8706% 2/25/47 (d)(g)	$ 298,000	$ 104,300
GCO Slims Trust Series 2006-1A, 5.72% 3/1/22 (d)	445,650	409,998
GE Business Loan Trust Series 2003-1 Class A, 0.6785% 4/15/31 (d)(g)	27,118	25,354
GE Capital Credit Card Master Note Trust Series 2012-1 Class A, 1.03% 1/15/18	2,450,000	2,449,755
Guggenheim Structured Real Estate Funding Ltd. Series 2006-3:
Class B, 0.644% 9/25/46 (d)(g)	36,026	36,012
Class C, 0.794% 9/25/46 (d)(g)	1,943,752	991,314
Home Equity Asset Trust:
Series 2003-3 Class M1, 1.534% 8/25/33 (g)	88,540	63,876
Series 2003-5 Class A2, 0.944% 12/25/33 (g)	44,160	32,169
Series 2004-1 Class M2, 1.944% 6/25/34 (g)	81,330	55,750
Series 2005-5 Class 2A2, 0.494% 11/25/35 (g)	878	877
Series 2006-1 Class 2A3, 0.469% 4/25/36 (g)	40,637	40,298
Honda Auto Receivables Owner Trust Series 2011-3 Class A2, 0.67% 4/21/14	1,600,000	1,601,730
Honda Auto Receivables Owner Trust:
Series 2010-1 Class A4, 1.98% 5/23/16	510,000	517,193
Series 2010-2 Class A3, 1.34% 3/18/14	948,737	953,189
Series 2010-3 Class A3, 0.7% 4/21/14	2,450,000	2,452,547
Series 2011-1 Class A4, 1.8% 4/17/17	640,000	653,214
Series 2011-2 Class A3, 0.94% 3/18/15	1,560,000	1,566,744
Honda Automobile Receivables Owner Trust Series 2009-3 Class A3, 2.31% 5/15/13	138,907	139,356
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.434% 1/25/37 (g)	157,118	45,769
Hyundai Auto Lease Securitization Trust Series 2011-A Class A3, 1.02% 8/15/14 (d)	1,350,000	1,351,233
Hyundai Auto Receivables Trust:
Series 2009-A Class A4, 3.15% 3/15/16	210,000	215,978
Series 2011-A Class A3, 1.16% 4/15/15	810,000	815,561
Series 2011-C Class A2, 0.62% 7/15/14	1,610,000	1,610,546
John Deere Owner Trust:
Seires 2011-A Class A3, 1.29% 1/15/16	1,710,000	1,724,599
Series 2009-B Class A-3, 1.57% 10/15/13	252,321	252,606
JPMorgan Mortgage Acquisition Trust Series 2007-CH1 Class AV4, 0.374% 11/25/36 (g)	157,766	130,483
Keycorp Student Loan Trust Series 1999-A Class A2, 0.9038% 12/27/29 (g)	75,275	66,102
Long Beach Mortgage Loan Trust Series 2004-2 Class M2, 1.324% 6/25/34 (g)	10,682	6,343
Asset-Backed Securities - continued
	Principal Amount	Value
Marriott Vacation Club Owner Trust:
Series 2005-2 Class A, 5.25% 10/20/27 (d)	$ 179,875	$ 181,888
Series 2006-1A:
Class B, 5.827% 4/20/28 (d)	66,533	67,871
Class C, 6.125% 4/20/28 (d)	66,533	67,577
MASTR Asset Backed Securities Trust Series 2007-HE1 Class M1, 0.544% 5/25/37 (g)	99,598	1,722
Mercedes-Benz Auto Lease Trust:
Series 2011-1A Class A3 1.18% 11/15/13 (d)	2,420,000	2,428,238
Series 2011-B Class A3, 1.07% 1/15/14 (d)	1,410,000	1,411,476
Mercedes-Benz Auto Receivables Trust:
Series 2009-1 Class A3, 1.67% 1/15/14	376,181	378,200
Series 2011-1 Class A3, 0.85% 3/16/15	1,460,000	1,465,019
Merrill Lynch Mortgage Investors Trust:
Series 2006-FM1 Class A2B, 0.354% 4/25/37 (g)	172,890	128,418
Series 2006-OPT1 Class A1A, 0.504% 6/25/35 (g)	183,505	137,202
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 0.584% 8/25/34 (g)	138,792	106,531
Series 2004-NC8 Class M6, 1.494% 9/25/34 (g)	77,120	43,929
Series 2005-NC1 Class M1, 0.684% 1/25/35 (g)	50,738	32,041
Series 2005-NC2 Class B1, 1.414% 3/25/35 (g)	52,840	6,691
National Collegiate Student Loan Trust Series 2004-2 Class AIO, 9.75% 10/27/14 (i)	942,500	63,619
Nissan Auto Lease Trust:
Series 2010-B:
Class A3, 1.12% 12/15/13	1,710,000	1,715,756
Class A4, 1.27% 10/15/16	560,000	563,672
Series 2011-A Class A3, 1.04% 8/15/14	1,840,000	1,850,312
Series 2011-B Class A3, 0.92% 2/16/15	930,000	929,613
Nissan Auto Receivables Owner Trust:
Series 2011-A Class A3, 1.18% 2/16/15	1,020,000	1,028,650
Series 2011-B Class A3, 0.95% 2/16/16	950,000	952,349
Northstar Education Finance, Inc., Delaware Series 2005-1 Class A5, 1.1747% 10/30/45 (g)	1,093,614	1,016,514
Ocala Funding LLC:
Series 2005-1A Class A, 1.7455% 3/20/10 (b)(d)(g)	71,000	0
Series 2006-1A Class A, 1.6455% 3/20/11 (b)(d)(g)	149,000	0
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 1.494% 9/25/34 (g)	797,630	336,331
Class M4, 1.694% 9/25/34 (g)	1,086,724	237,468
Series 2005-WCH1 Class M4, 1.074% 1/25/36 (g)	187,294	83,434
Asset-Backed Securities - continued
	Principal Amount	Value
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 1.044% 4/25/33 (g)	$ 648	$ 525
Santander Drive Auto Receivables Trust:
Series 2010-2 Class A2, 0.95% 8/15/13	762,600	762,767
Series 2010-3 Class A2, 0.93% 6/17/13	279,031	279,077
Series 2011-1, Class A2, 0.94% 2/18/14	1,183,967	1,183,623
Series 2011-4 Class A2, 1.37% 3/16/15	1,400,000	1,401,295
Santander Drive Automobile Receivables Trust Series 2012-1 Class A2, 1.25% 4/15/15	1,190,000	1,192,072
Saxon Asset Securities Trust Series 2004-1 Class M1, 1.039% 3/25/35 (g)	168,939	103,055
Sierra Receivables Funding Co. Series 2007-1A Class A2, 0.4309% 3/20/19 (FGIC Insured) (d)(g)	55,686	53,327
SLM Private Credit Student Loan Trust:
Series 2004 B Class A2, 0.7463% 6/15/21 (g)	1,474,377	1,413,600
Series 2004-A:
Class B, 1.1263% 6/15/33 (g)	364,397	226,588
Class C, 1.4963% 6/15/33 (g)	1,181,000	535,819
Series 2004-B Class C, 1.4163% 9/15/33 (g)	1,900,000	885,649
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.969% 9/25/34 (g)	8,267	2,647
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.104% 9/25/34 (g)	86,903	64,505
Toyota Auto Receivables Owner Trust Series 2010-B Class M3, 1.04% 2/18/14	590,027	591,683
USAA Auto Owner Trust Series 2009-2 Class A3, 1.54% 2/18/14	355,786	356,569
Volkswagen Auto Lease Trust:
Series 2010-A:
Class A3, 0.99% 11/20/13	2,450,000	2,455,371
Class A4, 1.18% 10/20/15	900,000	903,879
Series 2011-A Class A2, 1% 2/20/14	930,000	928,378
Volkswagen Auto Loan Enhanced Trust Series 2011-1 Class A3, 1.22% 6/22/15	2,840,000	2,862,780
Volkswagen Automobile Loan Enhanced Trust Series 2012-1 Series A2, 0.61% 10/20/14	1,280,000	1,281,173
Wachovia Auto Owner Trust Series 2008-A Class A4B, 1.3955% 3/20/14 (g)	521,310	522,629
WaMu Asset Holdings Corp. Series 2006-8 Class N1, 6.048% 10/25/46 (d)	112,639	0
Wells Fargo Home Equity Trust Series 2004-3 Class A, 4.5% 11/27/34 (d)	961	0
Asset-Backed Securities - continued
	Principal Amount	Value
Whinstone Capital Management Ltd. Series 1A Class B3, 2.3601% 10/25/44 (d)(g)	$ 1,390,735	$ 737,089
World Omni Automobile Lease Securitization Trust Series 2011-A, Class A3, 1.49% 10/15/14	1,020,000	1,028,023
TOTAL ASSET-BACKED SECURITIES (Cost $163,800,959)		158,575,533
Collateralized Mortgage Obligations - 4.2%

Private Sponsor - 1.9%
Arkle Master Issuer PLC floater Series 2010-1A Class 2A, 1.6451% 5/17/60 (d)(g)	1,500,000	1,500,286
Arran Residential Mortgages Funding PLC floater Series 2011-1A Class A1C, 1.6931% 11/19/47 (d)(g)	1,612,836	1,614,301
Banc of America Funding Trust sequential payer Series 2009-R1 Class A1, 5.0298% 5/20/36 (g)	241,477	243,068
Credit Suisse Mortgage Capital Certificates:
floater Series 2011-7R Class A1, 1.494% 8/27/47 (d)(g)	965,939	947,794
sequential payer Series 2010-16 Class A1, 3% 6/25/50 (d)	618,617	596,965
Gracechurch Mortgage Financing PLC floater:
Series 2006-1 Class A6, 0.5931% 11/20/56 (d)(g)	1,616,864	1,608,888
Series 2007-1A Class 3A1, 0.5731% 11/20/56 (d)(g)	2,971,591	2,966,765
Granite Master Issuer PLC floater:
Series 2006-1A Class C2, 1.4455% 12/20/54 (d)(g)	762,000	464,820
Series 2006-2 Class C1, 1.1855% 12/20/54 (g)	3,254,000	1,984,940
Series 2006-3 Class C2, 0.7455% 12/20/54 (g)	142,000	86,620
Series 2006-4:
Class B1, 0.4255% 12/20/54 (g)	381,000	320,802
Class C1, 1.0055% 12/20/54 (g)	233,000	142,130
Class M1, 0.5855% 12/20/54 (g)	100,000	76,250
Series 2007-1:
Class 1C1, 0.8455% 12/20/54 (g)	235,000	143,350
Class 1M1, 0.5455% 12/20/54 (g)	153,000	116,663
Class 2C1, 1.2055% 12/20/54 (g)	107,000	65,270
Class 2M1, 0.7455% 12/20/54 (g)	196,000	149,450
Series 2007-2 Class 2C1, 0.676% 12/17/54 (g)	272,000	165,920
Granite Mortgages Series 2003-2 Class 1A3, 1.0612% 7/20/43 (g)	613,146	593,893
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Granite Mortgages PLC floater:
Series 2003-3:
Class 1A3, 0.9612% 1/20/44 (g)	$ 260,582	$ 252,243
Class 1C, 3.0112% 1/20/44 (g)	54,183	38,893
Series 2004-1 Class 2A1, 0.8832% 3/20/44 (g)	1,778,113	1,709,656
Series 2004-3 Class 2A1, 0.8432% 9/20/44 (g)	365,609	350,985
Holmes Master Issuer PLC floater:
Series 2007-2A Class 4A, 0.667% 7/15/20 (g)	2,480,000	2,472,835
Series 2012-1A Class A1, 0.4485% 1/15/13 (d)(g)	2,120,000	2,121,672
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.454% 5/25/47 (g)	104,758	61,575
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.414% 2/25/37 (g)	155,542	104,539
Morgan Stanley Reremic Trust Series 2010-R3 Class 3A, 0.5163% 6/26/36 (d)(g)	890,394	884,051
Permanent Master Issuer PLC floater Series 2010-1A Class 1A, 1.717% 7/15/42 (d)(g)	1,000,000	999,045
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B Class B5, 2.6048% 7/10/35 (d)(g)	81,002	65,797
Residential Funding Securities Corp. floater Series 2003-RP2 Class A1, 0.694% 6/25/33 (d)(g)	20,076	18,653
Santander Drive Auto Receivables Trust sequential payer Series 2011-3 Class A2, 1.11% 8/15/14	1,200,000	1,200,192
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 1.668% 7/20/34 (g)	4,535	3,268
Structured Asset Securities Corp. Series 2004-21XS Class 2A3, 4.32% 12/25/34	113,163	112,645
TBW Mortgage-Backed pass-thru certificates floater Series 2006-4 Class A3, 0.4763% 9/25/36 (g)	415,454	316,862
TOTAL PRIVATE SPONSOR		24,501,086
U.S. Government Agency - 2.3%
Fannie Mae Guaranteed Mtg. pass-thru certificates:
planned amortization class Series 1993-187 Class L, 6.5% 7/25/23	87,069	87,942
sequential payer Series 2009-31 Class A, 4% 2/25/24	481,982	502,031
Series 2010-123 Class DL, 3.5% 11/25/25	766,015	798,939
Fannie Mae subordinate REMIC pass-thru certificates:
floater Series 2008-76 Class EF, 0.744% 9/25/23 (g)	322,357	323,487
floater planned amortization Series 2005-90 Class FC, 0.494% 10/25/35 (g)	1,059,410	1,057,998
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Fannie Mae subordinate REMIC pass-thru certificates: - continued
planned amortization class Series 2006-54 Class PE, 6% 2/25/33	$ 612,219	$ 650,791
sequential payer:
Series 2001-40 Class Z, 6% 8/25/31	444,466	493,124
Series 2003-76 Class BA, 4.5% 3/25/18	778,009	812,400
Series 2010-135 Class DE, 2.25% 4/25/24	1,726,446	1,745,842
Series 2011-16 Class FB, 0.394% 3/25/31 (g)	2,948,587	2,947,296
Series 2010-143 Class B, 3.5% 12/25/25	1,204,501	1,261,821
Series 2011-23 Class AB, 2.75% 6/25/20	965,229	999,734
Federal Home Loan Mortgage Corp. floater sequential payer Series 3943 Class EF 0.4985% 2/15/26 (g)	1,678,350	1,676,379
Freddie Mac Multi-Class pass-thru certificates:
floater Series 3346 Class FA, 0.4785% 2/15/19 (g)	4,025,479	4,031,140
floater planned amortization Series 3117 Class JF, 0.5485% 2/15/36 (g)	1,191,940	1,193,021
floater sequential payer Series 3387 Class DF, 0.4285% 10/15/17 (g)	1,317,056	1,317,257
planned amortization class:
Series 2535 Class PC, 6% 9/15/32	420,534	444,400
Series 2866 Class XE, 4% 12/15/18	919,804	953,759
Series 2901 Class UM, 4.5% 1/15/30	605,314	610,381
Series 3792 Class DF, 0.6485% 11/15/40 (g)	2,726,757	2,734,025
sequential payer:
Series 2609 Class UJ, 6% 2/15/17	54,249	54,273
Series 2635 Class DG, 4.5% 1/15/18	840,765	870,386
Series 2970 Class YA, 5% 9/15/18	11,957	11,941
Series 3560 Class LA, 2% 8/15/14	474,163	476,555
Series 3573 Class LC, 1.85% 8/15/14	894,116	900,297
Series 3659 Class EJ 3% 6/15/18	2,291,395	2,363,297
Series 3696 Class AE, 1.2% 7/15/15	1,112,316	1,112,909
TOTAL U.S. GOVERNMENT AGENCY		30,431,425
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $53,958,184)		54,932,511
Commercial Mortgage Securities - 4.3%
	Principal Amount	Value
Asset Securitization Corp. Series 1997-D5 Class PS1, 1.4363% 2/14/43 (g)(i)	$ 2,442,397	$ 26,918
Banc of America Commercial Mortgage, Inc. Series 2005-4 Class XP, 0.3486% 7/10/45 (g)(i)	9,377,512	13,288
Banc of America Large Loan, Inc. floater:
Series 2005-MIB1:
Class F, 0.7185% 3/15/22 (d)(g)	78,149	75,023
Class G, 0.7785% 3/15/22 (d)(g)	320,652	301,413
Class H, 1.0285% 3/15/22 (d)(g)	500,000	465,000
Series 2006-BIX1:
Class F, 0.5585% 10/15/19 (d)(g)	201,139	189,071
Class G, 0.5785% 10/15/19 (d)(g)	137,009	121,938
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class M1, 1.094% 12/25/33 (d)(g)	8,340	5,906
Series 2004-1:
Class A, 0.604% 4/25/34 (d)(g)	397,114	319,677
Class B, 2.144% 4/25/34 (d)(g)	48,109	27,819
Class M1, 0.804% 4/25/34 (d)(g)	27,856	19,390
Class M2, 1.444% 4/25/34 (d)(g)	26,869	18,622
Series 2005-2A:
Class A1, 0.554% 8/25/35 (d)(g)	138,208	90,224
Class M1, 0.674% 8/25/35 (d)(g)	10,255	5,277
Class M2, 0.724% 8/25/35 (d)(g)	16,913	7,702
Class M3, 0.744% 8/25/35 (d)(g)	9,358	3,725
Series 2005-3A:
Class A2, 0.644% 11/25/35 (d)(g)	49,047	32,402
Class M1, 0.684% 11/25/35 (d)(g)	8,948	5,131
Class M2, 0.734% 11/25/35 (d)(g)	11,360	6,259
Class M3, 0.754% 11/25/35 (d)(g)	10,167	5,366
Class M4, 0.844% 11/25/35 (d)(g)	12,667	6,118
Series 2005-4A:
Class A2, 0.634% 1/25/36 (d)(g)	849,021	526,318
Class B1, 1.644% 1/25/36 (d)(g)	57,128	7,578
Class M1, 0.694% 1/25/36 (d)(g)	267,032	115,241
Class M2, 0.714% 1/25/36 (d)(g)	101,331	39,332
Class M3, 0.744% 1/25/36 (d)(g)	108,903	38,096
Class M4, 0.854% 1/25/36 (d)(g)	55,726	17,315
Class M5, 0.894% 1/25/36 (d)(g)	55,726	15,080
Class M6, 0.944% 1/25/36 (d)(g)	56,551	10,932
Series 2006-1:
Class A2, 0.604% 4/25/36 (d)(g)	26,574	18,381
Class M1, 0.624% 4/25/36 (d)(g)	9,504	5,374
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bayview Commercial Asset Trust: - continued
floater:
Series 2006-1:
Class M2, 0.644% 4/25/36 (d)(g)	$ 10,042	$ 5,290
Class M3, 0.664% 4/25/36 (d)(g)	8,640	4,253
Class M4, 0.764% 4/25/36 (d)(g)	4,896	2,202
Class M5, 0.804% 4/25/36 (d)(g)	4,752	1,902
Class M6, 0.884% 4/25/36 (d)(g)	9,476	3,603
Series 2006-2A:
Class A1, 0.474% 7/25/36 (d)(g)	259,565	164,340
Class A2, 0.524% 7/25/36 (d)(g)	23,434	14,060
Class B1, 1.114% 7/25/36 (d)(g)	8,774	1,035
Class B3, 2.944% 7/25/36 (d)(g)	13,256	540
Class M1, 0.554% 7/25/36 (d)(g)	24,587	9,851
Class M2, 0.574% 7/25/36 (d)(g)	17,347	6,256
Class M3, 0.594% 7/25/36 (d)(g)	14,389	4,678
Class M4, 0.664% 7/25/36 (d)(g)	9,716	2,798
Class M5, 0.714% 7/25/36 (d)(g)	11,943	2,960
Class M6, 0.784% 7/25/36 (d)(g)	17,818	2,863
Series 2006-3A:
Class B1, 1.044% 10/25/36 (d)(g)	17,096	341
Class M4, 0.674% 10/25/36 (d)(g)	19,070	1,874
Class M5, 0.724% 10/25/36 (d)(g)	22,830	1,662
Class M6, 0.804% 10/25/36 (d)(g)	44,739	2,071
Series 2006-4A:
Class A1, 0.474% 12/25/36 (d)(g)	80,895	53,517
Class A2, 0.514% 12/25/36 (d)(g)	366,687	187,010
Class B1, 0.944% 12/25/36 (d)(g)	12,818	1,197
Class B2, 1.494% 12/25/36 (d)(g)	13,264	792
Class B3, 2.694% 12/25/36 (d)(g)	7,863	162
Class M1, 0.534% 12/25/36 (d)(g)	25,981	9,901
Class M2, 0.554% 12/25/36 (d)(g)	17,714	5,958
Class M3, 0.584% 12/25/36 (d)(g)	17,714	5,167
Class M4, 0.644% 12/25/36 (d)(g)	21,257	4,927
Class M5, 0.684% 12/25/36 (d)(g)	19,486	3,216
Class M6, 0.764% 12/25/36 (d)(g)	17,714	2,163
Series 2007-1:
Class A2, 0.514% 3/25/37 (d)(g)	402,662	193,278
Class B1, 0.914% 3/25/37 (d)(g)	128,564	9,273
Class B2, 1.394% 3/25/37 (d)(g)	83,390	3,589
Class M1, 0.514% 3/25/37 (d)(g)	110,105	35,940
Class M2, 0.534% 3/25/37 (d)(g)	83,359	21,615
Class M3, 0.564% 3/25/37 (d)(g)	72,394	14,491
Class M4, 0.614% 3/25/37 (d)(g)	54,606	8,083
Class M5, 0.664% 3/25/37 (d)(g)	91,283	11,502
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bayview Commercial Asset Trust: - continued
floater:
Series 2007-1:
Class M6, 0.744% 3/25/37 (d)(g)	$ 125,885	$ 12,986
Series 2007-2A:
Class A1, 0.514% 7/25/37 (d)(g)	66,815	34,451
Class A2, 0.564% 7/25/37 (d)(g)	62,579	21,903
Class B1, 1.844% 7/25/37 (d)(g)	19,608	746
Class B2, 2.494% 7/25/37 (d)(g)	6,305	334
Class M1, 0.614% 7/25/37 (d)(g)	22,304	3,379
Class M2, 0.654% 7/25/37 (d)(g)	12,516	1,380
Class M3, 0.734% 7/25/37 (d)(g)	12,676	1,111
Class M4, 0.894% 7/25/37 (d)(g)	24,406	1,905
Class M5, 0.994% 7/25/37 (d)(g)	21,582	1,411
Class M6, 1.244% 7/25/37 (d)(g)	27,390	1,428
Series 2007-3:
Class A2, 0.534% 7/25/37 (d)(g)	101,790	43,547
Class B1, 1.194% 7/25/37 (d)(g)	87,598	7,307
Class B2, 1.844% 7/25/37 (d)(g)	224,232	11,945
Class B3, 4.244% 7/25/37 (d)(g)	27,085	612
Class M1, 0.554% 7/25/37 (d)(g)	76,901	25,383
Class M2, 0.584% 7/25/37 (d)(g)	80,851	21,944
Class M3, 0.614% 7/25/37 (d)(g)	130,872	28,799
Class M4, 0.744% 7/25/37 (d)(g)	206,954	36,514
Class M5, 0.844% 7/25/37 (d)(g)	103,167	13,749
Class M6, 1.044% 7/25/37 (d)(g)	80,569	8,794
Series 2007-4A:
Class A2, 0.794% 9/25/37 (d)(g)	854,985	213,746
Class B1, 2.794% 9/25/37 (d)(g)	89,902	3,234
Class M1, 1.194% 9/25/37 (d)(g)	132,484	11,609
Class M2, 1.294% 9/25/37 (d)(g)	132,484	8,044
Class M4, 1.844% 9/25/37 (d)(g)	349,137	15,080
Class M5, 1.994% 9/25/37 (d)(g)	349,137	11,131
Class M6, 2.194% 9/25/37 (d)(g)	349,223	7,163
Series 2004-1, Class IO, 1.25% 4/25/34 (d)(i)	3,028,722	110,548
Series 2006-2A Class IO, 3.1745% 7/25/36 (c)(d)(i)	8,827,640	290,412
Bear Stearns Commercial Mortgage Securities Trust:
floater:
Series 2006-BBA7:
Class H, 0.8985% 3/15/19 (d)(g)	52,914	50,821
Class J, 1.0985% 3/15/19 (d)(g)	51,667	44,446
Series 2007-BBA8:
Class D, 0.4985% 3/15/22 (d)(g)	52,963	45,443
Class E, 0.5485% 3/15/22 (d)(g)	275,033	233,231
Class F, 0.5985% 3/15/22 (d)(g)	168,653	139,647
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bear Stearns Commercial Mortgage Securities Trust: - continued
floater:
Series 2007-BBA8:
Class G, 0.6485% 3/15/22 (d)(g)	$ 43,346	$ 35,458
Class H, 0.7985% 3/15/22 (d)(g)	52,963	42,265
Class J, 0.9485% 3/15/22 (d)(g)	52,963	41,206
Series 2004-PWR6 Class X2, 0.848% 11/11/41 (g)(i)	4,145,469	23,675
Series 2005-PWR9 Class X2, 0.5336% 9/11/42 (d)(g)(i)	26,814,187	166,087
C-BASS Trust floater Series 2006-SC1 Class A, 0.514% 5/25/36 (d)(g)	92,740	76,473
CDC Commercial Mortgage Trust Series 2002-FX1 Class XCL, 1.5913% 5/15/35 (d)(g)(i)	8,921,862	208,780
Citigroup Commercial Mortgage Trust floater Series 2006-FL2:
Class G, 0.5835% 8/15/21 (d)(g)	26,524	25,280
Class H, 0.6235% 8/15/21 (d)(g)	45,122	42,168
Citigroup/Deutsche Bank Commercial Mortgage Trust Series 2006-CD3 Class X3, 0.6703% 10/15/48 (g)(i)	43,934,058	360,655
Cobalt CMBS Commercial Mortgage Trust sequential payer Series 2007-C2 Class A2, 5.334% 4/15/47	882,936	890,214
COMM pass-thru certificates:
floater:
Series 2005-F10A:
Class G, 0.7985% 4/15/17 (d)(g)	9,883	9,522
Class H, 0.8685% 4/15/17 (d)(g)	21,773	18,800
Class J, 1.0985% 4/15/17 (d)(g)	16,697	11,688
Series 2005-FL11:
Class F, 0.6985% 11/15/17 (d)(g)	23,597	21,001
Class G, 0.7485% 11/15/17 (d)(g)	16,356	14,393
Series 2006-CN2A Class A2FL, 0.4825% 2/5/19 (d)(g)	310,000	293,221
sequential payer Series 2006-CN2A Class A2FX, 5.449% 2/5/19 (d)	1,375,000	1,337,153
Series 2005-LP5 Class XP, 0.4391% 5/10/43 (g)(i)	5,873,922	2,203
Series 2006-CN2A Class E, 5.7556% 2/5/19 (d)(g)	630,000	597,747
Commercial Mortgage pass-thru certificates:
Series 2004-LB4A Class A5, 4.84% 10/15/37	3,510,000	3,730,993
Series 2011-STRT Class A, 2.555% 12/10/24 (d)	1,170,000	1,173,413
Credit Suisse Commercial Mortgage Trust:
sequential payer Series 2007-C3 Class A2, 5.9018% 6/15/39 (g)	554,446	556,106
Series 2006-C5 Class ASP, 0.8652% 12/15/39 (g)(i)	33,856,114	406,883
Commercial Mortgage Securities - continued
	Principal Amount	Value
Credit Suisse First Boston Mortgage Securities Corp.:
Series 2001-CK6 Class AX, 1.1089% 8/15/36 (g)(i)	$ 2,226,326	$ 5,677
Series 2003-C4 Class A4, 5.137% 8/15/36	1,140,000	1,189,321
Series 2005-C1 Class ASP, 0.5114% 2/15/38 (d)(g)(i)	10,138,085	193
Series 2005-C2 Class ASP, 0.7388% 4/15/37 (d)(g)(i)	8,868,679	9,853
Credit Suisse Mortgage Capital Certificates floater Series 2007-TFL1:
Class C:
0.4185% 2/15/22 (d)(g)	236,650	210,003
0.5185% 2/15/22 (d)(g)	84,521	74,142
Class F, 0.5685% 2/15/22 (d)(g)	169,020	146,540
DBUBS 2011 LC3 Series 2011-LC3A Class A1, 2.238% 8/10/44	424,908	434,297
GE Capital Commercial Mortgage Corp. Series 2001-1 Class X1, 1.5729% 5/15/33 (d)(g)(i)	1,141,488	10,148
GMAC Commercial Mortgage Securities, Inc.:
sequential payer Series 2003-C2:
Class A1, 4.576% 5/10/40	790,820	811,757
Class A2, 5.6355% 5/10/40 (g)	590,000	623,453
Series 2004-C2 Class A4, 5.301% 8/10/38	1,200,000	1,296,493
Greenwich Capital Commercial Funding Corp.:
floater Series 2006-FL4 Class B, 0.4525% 11/5/21 (d)(g)	1,170,000	1,136,464
sequential payer Series 2005-GG3 Class A2, 4.305% 8/10/42 (g)	705,802	705,672
Series 2007-GG11 Class A1, 0.4565% 12/10/49 (d)(g)(i)	80,112,209	497,176
GS Mortgage Securities Corp. II:
floater:
Series 2006-FL8A Class F, 0.7025% 6/6/20 (d)(g)	105,970	100,040
Series 2007-EOP:
Class A1, 1.1031% 3/6/20 (d)(g)	2,307,411	2,290,106
Class C, 2.1455% 3/6/20 (d)(g)	720,000	700,704
Class D, 2.3636% 3/6/20 (d)(g)	215,000	208,378
Class E, 2.6688% 3/6/20 (d)(g)	360,000	347,112
Class F, 2.8433% 3/6/20 (d)(g)	180,000	172,836
Class G, 3.0177% 3/6/20 (d)(g)	90,000	85,968
Class H, 3.5846% 3/6/20 (d)(g)	150,000	143,430
Class J, 4.4568% 3/6/20 (d)(g)	215,000	206,981
sequential payer:
Series 2005-GG4 Class A3, 4.607% 7/10/39	710,000	711,116
Commercial Mortgage Securities - continued
	Principal Amount	Value
GS Mortgage Securities Corp. II: - continued
sequential payer Series 2004-GG2 Class A6, 5.396% 8/10/38 (g)	$ 1,340,000	$ 1,447,271
Series 2006-GG6 Class A2, 5.506% 4/10/38	363,207	369,098
GS Mortgage Securities Trust:
sequential payer Series 2006-GG8 Class A2, 5.479% 11/10/39	1,279,426	1,287,216
Series 2011-GC5 Class A1, 1.468% 8/10/44 (g)	1,047,720	1,051,638
Series 2012-GC6 Class A1, 1.282% 1/10/45	480,000	481,043
JPMorgan Chase Commercial Mortgage Securities Corp.:
floater Series 2011-CCHP Class A, 2.6% 7/15/28 (d)(g)	3,430,000	3,429,695
sequential payer Series 2003-C1 Class A2, 4.985% 1/12/37	980,000	1,005,777
Series 2003-CB7 Class A4, 4.879% 1/12/38 (g)	473,009	497,560
Series 2006-LDP7 Class A2, 6.0508% 4/15/45 (g)	33,019	33,130
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2006-FLA2:
Class D, 0.4785% 11/15/18 (d)(g)	19,246	16,936
Class E, 0.5285% 11/15/18 (d)(g)	27,273	23,454
Class F, 0.5785% 11/15/18 (d)(g)	40,905	34,769
Class G, 0.6085% 11/15/18 (d)(g)	35,550	29,151
Class H, 0.7485% 11/15/18 (d)(g)	27,279	21,277
sequential payer:
Series 2005-LDP5 Class A2, 5.198% 12/15/44	1,090,000	1,100,133
Series 2007-LD11 Class A2, 5.9895% 6/15/49 (g)	1,077,516	1,086,742
Series 2007-LDPX Class A2 S, 5.305% 1/15/49	390,954	391,036
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2003-C3 Class A4, 4.166% 5/15/32	440,000	452,908
Series 2006-C1 Class A2, 5.084% 2/15/31	944,925	954,731
Series 2007-C6 Class A2, 5.845% 7/15/40	681,118	692,374
Series 2004-C8, 4.799% 12/15/29	1,240,000	1,324,279
Series 2005-C7 Class XCP, 0.3371% 11/15/40 (g)(i)	48,698,284	77,966
Series 2006-C1 Class XCP, 0.5146% 2/15/41 (g)(i)	35,503,479	128,913
Series 2006-C6 Class XCP, 0.8617% 9/15/39 (g)(i)	17,983,510	192,495
Series 2007-C1 Class XCP, 0.6167% 2/15/40 (g)(i)	6,713,062	56,860
Series 2007-C2 Class XCP, 0.6911% 2/15/40 (g)(i)	35,599,956	355,893
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2006-LLFA:
Class F, 0.5885% 9/15/21 (d)(g)	145,070	121,158
Class G, 0.6085% 9/15/21 (d)(g)	286,588	230,752
Class H, 0.6485% 9/15/21 (d)(g)	73,934	56,572
Commercial Mortgage Securities - continued
	Principal Amount	Value
Merrill Lynch Mortgage Trust:
sequential payer Series 2005-MKB2 Class A2, 4.806% 9/12/42	$ 117,242	$ 117,446
Series 2005-MCP1 Class XP, 0.8267% 6/12/43 (g)(i)	7,848,810	68,999
Series 2005-MKB2 Class XP, 0.4028% 9/12/42 (g)(i)	3,586,854	10,689
Merrill Lynch-CFC Commercial Mortgage Trust:
sequential payer Series 2007-9 Class A2, 5.59% 9/12/49	769,747	778,930
Series 2006-4 Class XP, 0.8109% 12/12/49 (g)(i)	13,440,465	224,254
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF Class C, 1.449% 7/15/19 (d)(g)	45,397	26,330
Series 2007-XLFA:
Class D, 0.439% 10/15/20 (d)(g)	84,694	76,299
Class E, 0.499% 10/15/20 (d)(g)	105,926	90,130
Class F, 0.549% 10/15/20 (d)(g)	63,569	48,368
Class G, 0.589% 10/15/20 (d)(g)	78,581	57,433
Class H, 0.679% 10/15/20 (d)(g)	49,464	28,733
Class J, 0.829% 10/15/20 (d)(g)	28,936	12,034
Class MHRO, 0.939% 10/15/20 (d)(g)	21,668	18,201
Class NHRO, 1.139% 10/15/20 (d)(g)	31,646	25,950
sequential payer:
Series 2003-IQ4 Class A2, 4.07% 5/15/40	398,575	408,400
Series 2007-IQ14 Class A2, 5.61% 4/15/49	1,890,909	1,947,076
Series 2005-HQ5 Class X2, 0.3921% 1/14/42 (g)(i)	8,731,786	23,890
Series 2005-TOP17 Class X2, 0.8024% 12/13/41 (g)(i)	6,316,817	36,050
Series 2011-C3 Class A1, 2.178% 7/15/49	2,407,946	2,448,513
Morgan Stanley Dean Witter Capital I Trust sequential payer Series 2003-T11 Class A4, 5.15% 6/13/41	505,147	524,388
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2006-WL7A:
Class A1, 0.3751% 9/15/21 (d)(g)	1,832,587	1,765,247
Class E, 0.5696% 9/15/21 (d)(g)	176,861	138,527
Class F, 0.6296% 9/15/21 (d)(g)	238,334	179,526
Class G, 0.6496% 9/15/21 (d)(g)	225,785	163,300
Class J, 0.8896% 9/15/21 (d)(g)	50,198	22,752
Series 2007-WHL8:
Class AP1, 0.9485% 6/15/20 (d)(g)	11,855	10,669
Class AP2, 1.0485% 6/15/20 (d)(g)	19,414	17,084
Class F, 0.7285% 6/15/20 (d)(g)	376,985	245,040
Series 2003-C9 Class A4, 5.012% 12/15/35	1,490,000	1,576,539
Commercial Mortgage Securities - continued
	Principal Amount	Value
Wachovia Bank Commercial Mortgage Trust: - continued
Series 2005-C18 Class XP, 0.488% 4/15/42 (d)(g)(i)	$ 11,626,167	$ 8,069
Series 2006-C23 Class X, 0.2568% 1/15/45 (d)(g)(i)	202,200,881	301,684
Series 2007-C30 Class XP, 0.6327% 12/15/43 (d)(g)(i)	35,983,383	351,558
Series 2007-C31A Class A2, 5.421% 4/15/47	767,337	797,284
WaMu Commercial Mortgage Securities Trust sequential payer Series 2005-C1A Class AJ, 5.19% 5/25/36 (d)	116,486	116,391
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $60,798,268)		56,628,313
Municipal Securities - 0.7%

Illinois Gen. Oblig. Series 2010, 3.321% 1/1/13	1,780,000	1,814,906
Indiana Fin. Auth.'s Econ. Dev. Bonds (Republic Svcs., Inc. Proj.) Series A, 0.85%, tender 6/1/12 (g)(h)	600,000	600,000
Kentucky Econ. Dev. Fin. Auth. Solid Waste Disp. Rev. Bonds (Republic Svcs., Inc. Proj.) Series A, 0.85%, tender 6/1/12 (g)(h)	1,500,000	1,500,000
Louisville/Jefferson County Metropolitan Govt. Poll. Cont. Rev. Bonds (Louisville Gas and Electronic Co. Proj.):
Series 2003 A, 1.9%, tender 4/2/12 (g)	600,000	600,570
Series 2007 B, 1.9%, tender 6/1/12 (g)	600,000	601,806
New York State Energy Research & Dev. Auth. Facilities Rev. Bonds (Consolidated Edison Co. of New York, Inc. Proj.) Series 2010 A, 1.45%, tender 11/1/12 (g)(h)	2,300,000	2,313,524
Ohio Solid Waste Rev. Bonds (Republic Svcs., Inc. Proj.) 0.7%, tender 6/1/12 (g)	900,000	900,000
Pennsylvania Econ. Dev. Fing. Auth. Solid Waste Disp. Rev. Bonds (Republic Svcs., Inc. Proj.) Series 2010 A, 0.85%, tender 4/2/12 (g)(h)	700,000	700,000
TOTAL MUNICIPAL SECURITIES (Cost $8,978,880)		9,030,806
Foreign Government and Government Agency Obligations - 0.4%
	Principal Amount	Value
Ontario Province 1.375% 1/27/14	$ 3,750,000	$ 3,809,573
United Mexican States 6.625% 3/3/15	1,300,000	1,483,950
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $5,211,946)		5,293,523
Commercial Paper - 0.3%

Vodafone Group PLC yankee:
1% 6/11/12	1,500,000	1,497,258
1% 6/11/12	1,500,000	1,497,258
Weatherford International Ltd. yankee 0.82% 5/14/12	1,000,000	998,896
TOTAL COMMERCIAL PAPER (Cost $3,989,708)		3,993,412
Money Market Funds - 0.4%
	Shares
Fidelity Cash Central Fund, 0.12% (a) (Cost $4,845,587)	4,845,587	4,845,587
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $1,308,907,792)		1,312,065,810
NET OTHER ASSETS (LIABILITIES) - 0.0%		22,882
NET ASSETS - 100%		$ 1,312,088,692
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Eurodollar Contracts
20 Eurodollar 90 Day Index Contracts	June 2012	$ 19,977,500	$ 4,199

Swap Agreements
	Expiration Date	Notional Amount	Value
Credit Default Swaps

Receive monthly notional amount multiplied by .82% and pay UBS upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC6 Class M3, 5.6413% 7/25/34 (Rating-Ca) (f)

	August 2034	$ 64,419	$ (49,828)
Receive monthly notional amount multiplied by 2.61% and pay Goldman Sachs upon credit event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-A Class B3, 7.0413% 1/25/34 (Rating-C) (f)	Feb. 2034	1,009	(942)
Receive monthly notional amount multiplied by 3.05% and pay Merrill Lynch upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8, Class B3, 7.2913% 9/25/34 (Rating-Ca) (f)	Oct. 2034	85,210	(71,783)
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE7, Class B3, 9.01% 8/25/34 (Rating-C) (f)	Sept. 2034	62,549	(54,535)
		$ 213,187	$ (177,088)
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(b) Non-income producing - Security is in default.
(c) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $140,271,565 or 10.7% of net assets.

(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $9,994.

(f) Represents a credit default swap contract in which the Fund has sold protection on the underlying reference entity. The value of each credit default swap and the credit rating can be measures of the current payment/performance risk. For the underlying reference entity, ratings disclosed are from Moody's Investors Service, Inc. Where Moody's ratings are not available, S&P ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes. Where a credit rating is not disclosed, the value is used as the measure of the payment/performance risk.

(g) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(h) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(i) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

(j) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,136,845 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Iberbond 2004 PLC 4.826% 12/24/17	11/30/05	$ 1,142,771
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,596
Other Information

The following is a summary of the inputs used, as of February 29, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 413,114,695	$ -	$ 411,977,850	$ 1,136,845
U.S. Government and Government Agency Obligations	547,586,109	-	547,586,109	-
U.S. Government Agency - Mortgage Securities	58,065,321	-	58,065,321	-
Asset-Backed Securities	158,575,533	-	155,072,944	3,502,589
Collateralized Mortgage Obligations	54,932,511	-	54,866,714	65,797
Commercial Mortgage Securities	56,628,313	-	53,949,592	2,678,721
Municipal Securities	9,030,806	-	9,030,806	-
Foreign Government and Government Agency Obligations	5,293,523	-	5,293,523	-
Commercial Paper	3,993,412	-	3,993,412	-
Money Market Funds	4,845,587	4,845,587	-	-
Total Investments in Securities:	$ 1,312,065,810	$ 4,845,587	$ 1,299,836,271	$ 7,383,952
Derivative Instruments:
Assets
Futures Contracts	$ 4,199	$ 4,199	$ -	$ -
Liabilities
Swap Agreements	$ (177,088)	$ -	$ -	$ (177,088)
Total Derivative Instruments:	$ (172,889)	$ 4,199	$ -	$ (177,088)
The following is a reconciliation of Investments in Securities and Derivative Instruments for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 13,922,827
Total Realized Gain (Loss)	(2,263,407)
Total Unrealized Gain (Loss)	2,792,408
Cost of Purchases	-
Proceeds of Sales	(2,338,000)
Amortization/Accretion	(4,314)
Transfers in to Level 3	1,387,940
Transfers out of Level 3	(6,113,502)
Ending Balance	$ 7,383,952
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at February 29, 2012	$ 565,793
Derivative Instruments:
Swap Agreements
Beginning Balance	$ (121,041)
Total Unrealized Gain (Loss)	(56,047)
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ (177,088)
Realized gain (loss) on Swap Agreements for the period	$ 3,635
The change in unrealized gain (loss) for the period attributable to Level 3 Swap Agreements held at February 29, 2012	$ (56,047)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities and Derivative Instruments identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of February 29, 2012. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type	Value
	Asset	Liability
Credit Risk
Swap Agreements (a)	$ -	$ (177,088)
Interest Rate Risk
Futures Contracts (b)	4,199	-
Total Value of Derivatives	$ 4,199	$ (177,088)
(a) Value is disclosed on the Statement of Assets and Liabilities in the Swap agreements, at value line-items.

(b) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	88.9%
United Kingdom	3.2%
Canada	2.2%
Netherlands	1.2%
Australia	1.0%
Others (Individually Less Than 1%)	3.5%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	February 29, 2012

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $1,304,062,205)	$ 1,307,220,223
Fidelity Central Funds (cost $4,845,587)	4,845,587
Total Investments (cost $1,308,907,792)		$ 1,312,065,810
Cash		42,101
Receivable for investments sold		6,417,666
Receivable for swap agreements		628
Receivable for fund shares sold		2,390,432
Interest receivable		4,598,151
Distributions receivable from Fidelity Central Funds		922
Receivable for daily variation margin on futures contracts		1,250
Prepaid expenses		1,837
Total assets		1,325,518,797

Liabilities
Payable for investments purchased	$ 4,584,231
Payable for fund shares redeemed	7,780,307
Distributions payable	102,806
Swap agreements, at value	177,088
Accrued management fee	346,942
Distribution and service plan fees payable	156,724
Other affiliated payables	209,326
Other payables and accrued expenses	72,681
Total liabilities		13,430,105

Net Assets		$ 1,312,088,692
Net Assets consist of:
Paid in capital		$ 1,355,998,540
Undistributed net investment income		68,503
Accumulated undistributed net realized gain (loss) on investments		(46,963,481)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		2,985,130
Net Assets		$ 1,312,088,692

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

February 29, 2012

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($219,926,870 ÷ 23,693,118 shares)	$ 9.28

Maximum offering price per share (100/98.50 of $9.28)	$ 9.42
Class T: Net Asset Value and redemption price per share ($152,190,512 ÷ 16,381,885 shares)	$ 9.29

Maximum offering price per share (100/98.50 of $9.29)	$ 9.43
Class B: Net Asset Value and offering price per share ($9,058,085 ÷ 974,179 shares)A	$ 9.30

Class C: Net Asset Value and offering price per share ($122,092,620 ÷ 13,136,971 shares)A	$ 9.29

Institutional Class: Net Asset Value, offering price and redemption price per share ($808,820,605 ÷ 87,062,137 shares)	$ 9.29

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

	Six months ended February 29, 2012

Investment Income
Interest		$ 11,514,183
Income from Fidelity Central Funds		1,596
Total income		11,515,779

Expenses
Management fee	$ 2,093,658
Transfer agent fees	1,048,291
Distribution and service plan fees	980,273
Accounting fees and expenses	227,686
Custodian fees and expenses	18,145
Independent trustees' compensation	2,464
Registration fees	59,587
Audit	88,962
Legal	2,217
Miscellaneous	5,223
Total expenses before reductions	4,526,506
Expense reductions	(1,999)	4,524,507
Net investment income (loss)		6,991,272
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	1,349,918
Swap agreements	3,635
Total net realized gain (loss)		1,353,553
Change in net unrealized appreciation (depreciation) on: Investment securities	(739,186)
Futures contracts	4,199
Swap agreements	(56,047)
Total change in net unrealized appreciation (depreciation)		(791,034)
Net gain (loss)		562,519
Net increase (decrease) in net assets resulting from operations		$ 7,553,791

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended February 29, 2012	Year ended August 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 6,991,272	$ 17,712,935
Net realized gain (loss)	1,353,553	10,408,684
Change in net unrealized appreciation (depreciation)	(791,034)	(2,530,497)
Net increase (decrease) in net assets resulting from operations	7,553,791	25,591,122
Distributions to shareholders from net investment income	(8,040,807)	(17,998,623)
Share transactions - net increase (decrease)	36,995,181	32,684,771
Total increase (decrease) in net assets	36,508,165	40,277,270

Net Assets
Beginning of period	1,275,580,527	1,235,303,257
End of period (including undistributed net investment income of $68,503 and undistributed net investment income of $1,118,038, respectively)	$ 1,312,088,692	$ 1,275,580,527

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended February 29,	Years ended August 31,
	2012	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 9.29	$ 9.23	$ 8.96	$ 8.94	$ 9.25	$ 9.39
Income from Investment Operations
Net investment income (loss) E	.048	.134	.189	.237	.364	.414
Net realized and unrealized gain (loss)	(.002) H	.062	.273	.007	(.315)	(.154)
Total from investment operations	.046	.196	.462	.244	.049	.260
Distributions from net investment income	(.056)	(.136)	(.192)	(.224)	(.359)	(.400)
Net asset value, end of period	$ 9.28	$ 9.29	$ 9.23	$ 8.96	$ 8.94	$ 9.25
Total Return B,C,D	.50%	2.14%	5.21%	2.81%	.51%	2.79%
Ratios to Average Net Assets F,I
Expenses before reductions	.70% A	.70%	.71%	.74%	.78%	.78%
Expenses net of fee waivers, if any	.70% A	.70%	.71%	.74%	.78%	.78%
Expenses net of all reductions	.70% A	.70%	.71%	.74%	.78%	.77%
Net investment income (loss)	1.05% A	1.44%	2.07%	2.70%	3.98%	4.41%
Supplemental Data
Net assets, end of period (000 omitted)	$ 219,927	$ 250,546	$ 254,410	$ 265,959	$ 342,015	$ 412,412
Portfolio turnover rate G	69% A	204%	217%	318% J	94%	91% J

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended February 29,	Years ended August 31,
	2012	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 9.29	$ 9.24	$ 8.97	$ 8.94	$ 9.26	$ 9.40
Income from Investment Operations
Net investment income (loss) E	.048	.134	.189	.237	.368	.417
Net realized and unrealized gain (loss)	.008	.052	.273	.016	(.327)	(.154)
Total from investment operations	.056	.186	.462	.253	.041	.263
Distributions from net investment income	(.056)	(.136)	(.192)	(.223)	(.361)	(.403)
Net asset value, end of period	$ 9.29	$ 9.29	$ 9.24	$ 8.97	$ 8.94	$ 9.26
Total Return B,C,D	.60%	2.03%	5.20%	2.91%	.43%	2.82%
Ratios to Average Net Assets F,H
Expenses before reductions	.71% A	.70%	.71%	.75%	.76%	.75%
Expenses net of fee waivers, if any	.71% A	.70%	.71%	.75%	.76%	.75%
Expenses net of all reductions	.71% A	.70%	.71%	.75%	.76%	.75%
Net investment income (loss)	1.05% A	1.44%	2.08%	2.70%	4.01%	4.44%
Supplemental Data
Net assets, end of period (000 omitted)	$ 152,191	$ 163,217	$ 189,230	$ 253,439	$ 334,850	$ 516,227
Portfolio turnover rate G	69% A	204%	217%	318% I	94%	91% I
A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended February 29,	Years ended August 31,
	2012	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 9.30	$ 9.24	$ 8.97	$ 8.95	$ 9.27	$ 9.41
Income from Investment Operations
Net investment income (loss) E	.011	.059	.115	.167	.295	.344
Net realized and unrealized gain (loss)	.007	.062	.273	.007	(.326)	(.155)
Total from investment operations	.018	.121	.388	.174	(.031)	.189
Distributions from net investment income	(.018)	(.061)	(.118)	(.154)	(.289)	(.329)
Net asset value, end of period	$ 9.30	$ 9.30	$ 9.24	$ 8.97	$ 8.95	$ 9.27
Total Return B,C,D	.20%	1.31%	4.35%	2.00%	(.36)%	2.01%
Ratios to Average Net Assets F,H
Expenses before reductions	1.52% A	1.52%	1.52%	1.54%	1.55%	1.54%
Expenses net of fee waivers, if any	1.52% A	1.52%	1.52%	1.54%	1.55%	1.54%
Expenses net of all reductions	1.52% A	1.52%	1.52%	1.54%	1.55%	1.53%
Net investment income (loss)	.24% A	.63%	1.26%	1.91%	3.22%	3.65%
Supplemental Data
Net assets, end of period (000 omitted)	$ 9,058	$ 9,337	$ 12,587	$ 12,579	$ 11,617	$ 19,895
Portfolio turnover rate G	69% A	204%	217%	318% I	94%	91% I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended February 29,	Years ended August 31,
	2012	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 9.30	$ 9.24	$ 8.97	$ 8.95	$ 9.26	$ 9.40
Income from Investment Operations
Net investment income (loss) E	.009	.056	.113	.164	.291	.340
Net realized and unrealized gain (loss)	(.002) H	.062	.273	.006	(.315)	(.155)
Total from investment operations	.007	.118	.386	.170	(.024)	.185
Distributions from net investment income	(.017)	(.058)	(.116)	(.150)	(.286)	(.325)
Net asset value, end of period	$ 9.29	$ 9.30	$ 9.24	$ 8.97	$ 8.95	$ 9.26
Total Return B,C,D	.07%	1.29%	4.33%	1.95%	(.29)%	1.98%
Ratios to Average Net Assets F,H
Expenses before reductions	1.55% A	1.54%	1.54%	1.57%	1.58%	1.57%
Expenses net of fee waivers, if any	1.55% A	1.54%	1.54%	1.57%	1.58%	1.57%
Expenses net of all reductions	1.55% A	1.54%	1.54%	1.57%	1.58%	1.57%
Net investment income (loss)	.20% A	.61%	1.24%	1.87%	3.18%	3.62%
Supplemental Data
Net assets, end of period (000 omitted)	$ 122,093	$ 132,589	$ 131,947	$ 103,378	$ 97,150	$ 129,105
Portfolio turnover rate G	69% A	204%	217%	318% I	94%	91% I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended February 29,	Years ended August 31,
	2012	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 9.29	$ 9.24	$ 8.97	$ 8.94	$ 9.26	$ 9.40
Income from Investment Operations
Net investment income (loss) D	.056	.150	.205	.255	.385	.435
Net realized and unrealized gain (loss)	.008	.052	.273	.016	(.324)	(.154)
Total from investment operations	.064	.202	.478	.271	.061	.281
Distributions from net investment income	(.064)	(.152)	(.208)	(.241)	(.381)	(.421)
Net asset value, end of period	$ 9.29	$ 9.29	$ 9.24	$ 8.97	$ 8.94	$ 9.26
Total Return B,C	.69%	2.21%	5.38%	3.12%	.65%	3.02%
Ratios to Average Net Assets E,G
Expenses before reductions	.53% A	.53%	.53%	.54%	.54%	.55%
Expenses net of fee waivers, if any	.53% A	.53%	.53%	.54%	.54%	.55%
Expenses net of all reductions	.53% A	.53%	.53%	.54%	.54%	.55%
Net investment income (loss)	1.22% A	1.62%	2.25%	2.90%	4.23%	4.64%
Supplemental Data
Net assets, end of period (000 omitted)	$ 808,821	$ 719,891	$ 647,129	$ 618,098	$ 589,076	$ 361,894
Portfolio turnover rate F	69% A	204%	217%	318% H	94%	91% H

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended February 29, 2012

1. Organization.

Fidelity Advisor Short Fixed-Income Fund (the Fund) is a fund of Fidelity Advisor Series II (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of four years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by FMR and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC web site or upon request.

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3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of February 29, 2012 for the Fund's investments, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, foreign government and government agency obligations, municipal securities, U.S. government and government agency obligations and commercial paper, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and

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Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

are generally categorized as Level 2 in the hierarchy. For asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. Swaps are marked-to-market daily based on valuations from independent pricing services or dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Pricing services utilize matrix pricing which considers comparisons to interest rate curves, credit spread curves, default possibilities and recovery rates and, as a result, swaps are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

New Accounting Pronouncements. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update is effective during interim and annual periods beginning after December 15, 2011 and will result in additional disclosure for transfers between levels as well as expanded disclosure for securities categorized as Level 3 under the fair value hierarchy.

In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

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3. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to interest income even though principal is not received until maturity. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

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Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Book-tax differences are primarily due to swap agreements, market discount, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 17,503,655
Gross unrealized depreciation	(13,841,663)
Net unrealized appreciation (depreciation) on securities and other investments	$ 3,661,992

Tax cost	$ 1,308,403,818

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. At August 31, 2011, capital loss carryforwards were as follows:

Fiscal year of expiration
2014	$ (666,090)
2015	(1,110,250)
2016	(1,361,959)
2017	(28,600,668)
2018	(16,553,917)
Total capital loss carryforward	$ (48,292,884)

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

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5. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund used derivative instruments (derivatives), including futures contracts and swap agreements, in order to meet its investment objectives. The strategy is to use derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risks:

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.
Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain over-the-counter (OTC) derivatives such as swap agreements, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the counterparty. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund.

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Notes to Financial Statements - continued

5. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

Futures contracts are not covered by the ISDA Master Agreement, however, counterparty credit risk related to exchange-traded futures contracts is minimal because of the protection provided by the exchange on which they trade. Derivatives involve, to varying degrees, risk of loss in excess of the amounts recognized in the Statement of Assets and Liabilities.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period.

Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Credit Risk
Swap Agreements	$ 3,635	$ (56,047)
Interest Rate Risk
Futures Contracts	-	4,199
Totals (a)(b)	$ 3,635	$ (51,848)

(a) A summary of the value of derivatives by risk exposure as of period end, is included at the end of the Schedule of Investments and is representative of activity for the period.

(b) Total derivatives change in net unrealized appreciation (depreciation) included in the Statement of Operations is comprised of $4,199 for futures contracts and $(56,047) for swap agreements.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the bond market, and to fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is included in the Statement of Operations.

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5. Derivative Instruments - continued

Futures Contracts - continued

The underlying face amount at value of open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

Swap Agreements. A swap agreement (swap) is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

Details of swaps open at period end are included in the Schedule of Investments under the caption "Swap Agreements." Swaps are marked-to-market daily and changes in value are recorded as unrealized appreciation or (depreciation) and reflected in the Statement of Assets and Liabilities. Any upfront premiums paid or received upon entering a swap to compensate for differences between stated terms of the agreement and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded as realized gain or (loss) ratably over the term of the swap. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Realized gain or (loss) is also recorded in the event of an early termination of a swap. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Credit Default Swaps. Credit default swaps enable the Fund to buy or sell protection on a debt security or a basket of securities against a defined credit event. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller acts as a guarantor of the creditworthiness of a reference obligation. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to provide a measure of protection against defaults of an issuer. The issuer may be either a single issuer or a "basket" of issuers. Periodic payments are made over the life of the contract provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay, obligation acceleration or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller.

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Notes to Financial Statements - continued

5. Derivative Instruments - continued

Credit Default Swaps - continued

As a seller, if an underlying credit event occurs, the Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the reference obligation or underlying securities comprising an index or pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index.

As a buyer, if an underlying credit event occurs, the Fund will either receive from the seller an amount equal to the notional amount of the swap and deliver the reference obligation or underlying securities comprising an index or receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

The notional amount of credit default swaps is included in the Schedule of Investments and approximates the maximum potential amount of future payments that the Fund could be required to make if the Fund is the seller and a credit event were to occur. The total notional amount of all credit default swaps open at period end where the Fund is the seller amounted to $213,187 representing 0.02% of net assets.

6. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $215,794,690 and $108,661,244, respectively.

7. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .32% of the Fund's average net assets.

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7. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.15%	$ 171,793	$ 5,274
Class T	-%	.15%	119,079	1,322
Class B	.65%	.25%	43,512	31,456
Class C	.75%	.25%	645,889	92,061
			$ 980,273	$ 130,113

Sales Load. FDC may receive a front-end sales charge of up to 1.50% for selling Class A and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive a contingent deferred sales charges levied on Class A, Class T, Class B and Class C redemptions. The deferred sales charges range from 3.00% to 1.00% for Class B, 1.00% for Class C, .75% or .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 18,366
Class T	5,512
Class B*	6,564
Class C*	9,636
$ 40,078

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

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Notes to Financial Statements - continued

7. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 195,108.17
Class T	139,065.18
Class B	11,173.23
Class C	105,023.16
Institutional Class	597,922.15
	$ 1,048,291

* Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

8. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,811 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

9. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $1,999.

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10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended February 29, 2012	Year ended August 31, 2011
From net investment income
Class A	$ 1,381,558	$ 3,589,797
Class T	954,719	2,571,175
Class B	18,953	68,023
Class C	233,547	778,830
Institutional Class	5,452,030	10,990,798
Total	$ 8,040,807	$ 17,998,623

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended February 29, 2012	Year ended August 31, 2011	Six months ended February 29, 2012	Year ended August 31, 2011
Class A
Shares sold	5,581,749	12,640,586	$ 51,663,992	$ 116,964,068
Reinvestment of distributions	125,043	326,685	1,157,466	3,020,597
Shares redeemed	(8,992,414)	(13,556,554)	(83,204,618)	(125,303,809)
Net increase (decrease)	(3,285,622)	(589,283)	$ (30,383,160)	$ (5,319,144)
Class T
Shares sold	2,442,795	5,179,009	$ 22,608,483	$ 47,931,812
Reinvestment of distributions	91,303	245,526	845,769	2,271,746
Shares redeemed	(3,712,584)	(8,352,254)	(34,393,208)	(77,237,420)
Net increase (decrease)	(1,178,486)	(2,927,719)	$ (10,938,956)	$ (27,033,862)
Class B
Shares sold	227,192	401,646	$ 2,104,782	$ 3,725,761
Reinvestment of distributions	1,706	5,898	15,815	54,610
Shares redeemed	(258,443)	(765,462)	(2,396,318)	(7,079,431)
Net increase (decrease)	(29,545)	(357,918)	$ (275,721)	$ (3,299,060)
Class C
Shares sold	2,071,600	6,716,368	$ 19,201,570	$ 62,282,145
Reinvestment of distributions	19,674	62,961	182,239	582,567
Shares redeemed	(3,213,887)	(6,800,176)	(29,781,558)	(62,900,715)
Net increase (decrease)	(1,122,613)	(20,847)	$ (10,397,749)	$ (36,003)
Institutional Class
Shares sold	26,135,518	26,140,873	$ 242,026,308	$ 241,890,765
Reinvestment of distributions	558,173	1,118,484	5,170,979	10,350,571
Shares redeemed	(17,084,122)	(19,871,997)	(158,206,520)	(183,868,496)
Net increase (decrease)	9,609,569	7,387,360	$ 88,990,767	$ 68,372,840

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Notes to Financial Statements - continued

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

13. Credit Risk.

The Fund invests a portion of its assets in structured securities of issuers backed by residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

Semiannual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Advisor Series II and Shareholders of Fidelity Advisor Short Fixed-Income Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Advisor Short Fixed-Income Fund (the Fund), a fund of Fidelity Advisor Series II, including the schedule of investments, as of February 29, 2012, and the related statement of operations for the six months then ended, the statements of changes in net assets for the six months ended February 29, 2012 and for the year ended August 31, 2011, and the financial highlights for the six months ended February 29, 2012 and for each of the five years in the period ended August 31, 2011. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of February 29, 2012, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Advisor Short Fixed-Income Fund as of February 29, 2012, the results of its operations for the six months then ended, the changes in its net assets for the six months ended February 29, 2012 and for the year ended August 31, 2011, and the financial highlights for the six months ended February 29, 2012 and for each of the five years in the period ended August 31, 2011, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP
DELOITTE & TOUCHE LLP

Boston, Massachusetts

April 17, 2012

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Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Advisor Short Fixed-Income Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and considers at each of its meetings factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established three standing committees, Operations, Audit, and Nominating and Governance, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2011 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts is fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Semiannual Report

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of the Investment Advisers' investment staff, including its size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, managing, and compensating investment personnel. The Board also noted that FMR has devoted increased resources to non-U.S. offices. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities which allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and enhancers. The Board also believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools which permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered the Investment Advisers' trading capabilities and resources which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the investment adviser's supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers, with 35 new branches opening since 2010.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and support of the senior management team that oversees asset management; (ii) rationalizing product lines through the mergers of six funds into other funds; (iii) continuing to migrate the Freedom Funds to dedicated lower cost underlying funds; (iv) obtaining shareholder approval to broaden the investment strategies for Fidelity Consumer Finance Portfolio, Fidelity Emerging Asia Fund, and Fidelity Environment and Alternative Energy Portfolio; (v) contractually agreeing to reduce the management fees and impose other expense limitations on Spartan 500 Index Fund and U.S. Bond Index Fund in connection with launching new institutional classes of these funds; (vi) changing the name, primary and supplemental benchmarks, and investment policies of Fidelity Global Strategies Fund to support the fund's flexible investment mandate and global orientation; and (vii) reducing the transfer agency account fee rates on certain accounts.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured over multiple periods against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by Fidelity and reviewed by the Board. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2010, the cumulative total returns of Institutional Class (Class I) and Class C of the fund, the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The returns of Institutional Class (Class I) and Class C show the performance of the highest and lowest performing classes, respectively (based on five-year performance). The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the class indicated.

Semiannual Report

Fidelity Advisor Short Fixed-Income Fund

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of Institutional Class (Class I) of the fund was in the second quartile for the one-year period and the third quartile for the three- and five-year periods. The Board also noted that the investment performance of the fund was lower than its benchmark for the three- and five-year periods, although the one-year total return of Institutional Class (Class I) compared favorably to its benchmark. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 28% means that 82% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Fidelity Advisor Short Fixed-Income Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2010.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Semiannual Report

Total Expense Ratio. In its review of each class's total expense ratio, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each of Class A, Class T, and Class B ranked below its competitive median for 2010 and the total expense ratio of each of Class C and Institutional Class ranked above its competitive median for 2010. The Board considered that various factors, including 12b-1 fees and relatively higher other expenses in the case of small fund size, can affect total expense ratios. The Board noted that the funds and classes in the Total Mapped Group that have a similar sales load structure to Class C have a range of 12b-1 fees, and, when compared to a subset of funds with the same 12b-1 fee, Class C ranked below the median for 2010. The Board also noted that Institutional Class has a significantly lower investment minimum than certain funds and classes in the Total Mapped Group that have a similar sales load or 12b-1 fee structure and that, when compared to funds with the same or lower investment minimum, Institutional Class ranked below the median for 2010. The Board noted that the fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expense ratios of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. In March 2010, the Board created an ad hoc joint committee with the board of other Fidelity funds (the Committee) to review and compare Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable, although in some cases above the median of the universe presented for comparison, in light of the services that the fund and its shareholders receive and the other factors considered, including the findings of the Committee.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board also noted that in 2009, it and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

Semiannual Report

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that any potential economies of scale are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the compensation paid to fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's fee structures and rationale for recommending different fees among different categories of funds and classes, as well as Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes; (vi) the reasons why certain expenses affect various funds and classes differently; (vii) Fidelity's transfer agent fees, expenses, and services and how the benefits of decreased costs and new efficiencies can be shared across all of the Fidelity funds; (viii) the reasons for and consequences of changes to certain product lines compared to competitors; (ix) the allocation of and historical trends in Fidelity's realization of fall-out benefits; and (x) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expense ratios for certain funds and classes or to achieve further economies of scale.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments Money
Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

The Bank of New York Mellon
New York, NY

SFI-USAN-0412
1.784905.109

(Fidelity Investment logo)(registered trademark)

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Short Fixed-Income

Fund - Institutional Class

Semiannual Report

February 29, 2012

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2011 to February 29, 2012).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

	Annualized Expense Ratio	Beginning Account Value September 1, 2011	Ending Account Value February 29, 2012	Expenses Paid During Period* September 1, 2011 to February 29, 2012
Class A	.70%
Actual		$ 1,000.00	$ 1,005.00	$ 3.49
HypotheticalA		$ 1,000.00	$ 1,021.38	$ 3.52
Class T	.71%
Actual		$ 1,000.00	$ 1,006.00	$ 3.54
HypotheticalA		$ 1,000.00	$ 1,021.33	$ 3.57
Class B	1.52%
Actual		$ 1,000.00	$ 1,002.00	$ 7.57
HypotheticalA		$ 1,000.00	$ 1,017.30	$ 7.62
Class C	1.55%
Actual		$ 1,000.00	$ 1,000.70	$ 7.71
HypotheticalA		$ 1,000.00	$ 1,017.16	$ 7.77
Institutional Class	.53%
Actual		$ 1,000.00	$ 1,006.90	$ 2.64
HypotheticalA		$ 1,000.00	$ 1,022.23	$ 2.66

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Quality Diversification (% of fund's net assets)
As of February 29, 2012	As of August 31, 2011
U.S. Government and U.S. Government Agency Obligations† 48.4%	U.S. Government and U.S. Government Agency Obligations††54.6%
AAA 17.7%	AAA 14.8%
AA 9.7%	AA 9.4%
A 10.4%	A 9.2%
BBB 11.4%	BBB 8.7%
BB and Below 0.8%	BB and Below 1.0%
Not Rated 0.9%	Not Rated 0.5%
Short-Term Investments and Net Other Assets 0.7%	Short-Term Investments and Net Other Assets 1.8%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Weighted Average Maturity as of February 29, 2012
6 months ago
Years	2.3	2.3

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of February 29, 2012
6 months ago
Years	1.9	1.8

Duration estimates how much a bond fund's price will change with a change in comparable interest rates. If rates rise 1%, for example, a fund with a 5-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example. Duration takes into account any call or put option embedded in the bonds.

Asset Allocation (% of fund's net assets)
As of February 29, 2012 *		As of August 31, 2011 **
	Corporate Bonds 31.5%		Corporate Bonds 27.9%
	U.S. Government and U.S. Government Agency Obligations† 48.4%		U.S. Government and U.S. Government Agency Obligations†† 54.6%
	Asset-Backed Securities 12.1%		Asset-Backed Securities 9.6%
	CMOs and Other Mortgage Related Securities 6.2%		CMOs and Other Mortgage Related Securities 5.1%
	Municipal Bonds 0.7%		Municipal Bonds 0.7%
	Other Investments 0.4%		Other Investments 0.3%
	Short-Term Investments and Net Other Assets 0.7%		Short-Term Investments and Net Other Assets 1.8%
* Foreign investments	11.1%	** Foreign investments	8.7%

* Futures and Swaps	1.5%	** Futures and Swaps	0.0%
† Includes NCUA Guaranteed Note.
†† Includes FDIC Guaranteed Corporate Securities and NCUA Guaranteed Notes.

Semiannual Report

Investments February 29, 2012

Showing Percentage of Net Assets

Nonconvertible Bonds - 31.5%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 2.1%
Auto Components - 0.1%
DaimlerChrysler NA Holding Corp. 6.5% 11/15/13	$ 1,149,000	$ 1,253,852
Automobiles - 0.6%
Daimler Finance North America LLC:
1.875% 9/15/14 (d)	1,270,000	1,279,623
1.95% 3/28/14 (d)	3,076,000	3,100,885
2.3% 1/9/15 (d)	1,330,000	1,352,872
Volkswagen International Finance NV 1.875% 4/1/14 (d)	2,300,000	2,325,010
		8,058,390
Diversified Consumer Services - 0.1%
Yale University 2.9% 10/15/14	970,000	1,029,791
Media - 1.1%
COX Communications, Inc. 7.125% 10/1/12	3,434,000	3,563,427
NBCUniversal Media LLC:
2.875% 4/1/16	1,200,000	1,251,770
3.65% 4/30/15	1,310,000	1,405,283
News America, Inc. 5.3% 12/15/14	2,007,000	2,228,135
Time Warner Cable, Inc. 5.4% 7/2/12	2,542,000	2,580,931
Time Warner, Inc. 3.15% 7/15/15	1,923,000	2,042,353
Viacom, Inc. 1.25% 2/27/15	1,634,000	1,636,477
		14,708,376
Specialty Retail - 0.1%
Staples, Inc. 7.375% 10/1/12	1,224,000	1,269,594
Textiles, Apparel & Luxury Goods - 0.1%
VF Corp. 1.2426% 8/23/13 (g)	763,000	762,909
TOTAL CONSUMER DISCRETIONARY		27,082,912
CONSUMER STAPLES - 1.8%
Beverages - 0.7%
Anheuser-Busch InBev Worldwide, Inc.:
1.5% 7/14/14	1,611,000	1,636,492
2.5% 3/26/13	2,054,000	2,096,401
Coca-Cola Enterprises, Inc. 1.125% 11/12/13	1,269,000	1,274,806
FBG Finance Ltd. 5.125% 6/15/15 (d)	1,054,000	1,162,624
SABMiller Holdings, Inc. 2.45% 1/15/17 (d)	2,660,000	2,712,429
		8,882,752
Food & Staples Retailing - 0.1%
Wal-Mart Stores, Inc. 2.25% 7/8/15	1,607,000	1,681,611
Nonconvertible Bonds - continued
	Principal Amount	Value
CONSUMER STAPLES - continued
Food Products - 0.5%
Cargill, Inc. 5.2% 1/22/13 (d)	$ 500,000	$ 519,417
General Mills, Inc. 1.55% 5/16/14	1,200,000	1,219,532
Kraft Foods, Inc.:
1.4565% 7/10/13 (g)	2,330,000	2,341,890
2.625% 5/8/13	2,575,000	2,628,583
		6,709,422
Household Products - 0.2%
Procter & Gamble Co. 0.7% 8/15/14	2,540,000	2,549,716
Tobacco - 0.3%
Altria Group, Inc.:
4.125% 9/11/15	2,300,000	2,521,143
8.5% 11/10/13	1,000,000	1,123,738
		3,644,881
TOTAL CONSUMER STAPLES		23,468,382
ENERGY - 1.9%
Oil, Gas & Consumable Fuels - 1.9%
BG Energy Capital PLC 2.875% 10/15/16 (d)	1,350,000	1,400,439
Canadian Natural Resources Ltd. 1.45% 11/14/14	2,453,000	2,498,596
Cenovus Energy, Inc. 4.5% 9/15/14	2,105,000	2,279,744
Enterprise Products Operating LP:
4.6% 8/1/12	1,896,000	1,925,951
5.65% 4/1/13	1,227,000	1,287,539
Gazstream SA 5.625% 7/22/13 (d)	417,588	430,116
Marathon Petroleum Corp. 3.5% 3/1/16	1,703,000	1,765,824
NGPL PipeCo LLC 6.514% 12/15/12 (d)	699,000	675,015
Petrobras International Finance Co. Ltd.:
2.875% 2/6/15	1,320,000	1,349,436
3.875% 1/27/16	1,151,000	1,200,566
Plains All American Pipeline LP/PAA Finance Corp. 4.25% 9/1/12	1,800,000	1,826,419
Ras Laffan Liquefied Natural Gas Co. Ltd. III 4.5% 9/30/12 (d)	704,000	714,560
Rockies Express Pipeline LLC 6.25% 7/15/13 (d)	1,922,000	1,960,440
Southeast Supply Header LLC 4.85% 8/15/14 (d)	1,835,000	1,946,889
Spectra Energy Partners, LP 2.95% 6/15/16	313,000	318,648
Total Capital Canada Ltd. 1.625% 1/28/14	1,210,000	1,235,647
Nonconvertible Bonds - continued
	Principal Amount	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
TransCanada PipeLines Ltd. 0.875% 3/2/15	$ 460,000	$ 458,741
XTO Energy, Inc. 4.9% 2/1/14	1,559,000	1,679,999
		24,954,569
FINANCIALS - 18.2%
Capital Markets - 2.0%
Goldman Sachs Group, Inc.:
3.7% 8/1/15	2,000,000	2,039,886
5.25% 10/15/13	5,117,000	5,358,348
HSBC Bank PLC 3.1% 5/24/16 (d)	1,210,000	1,237,861
JPMorgan Chase & Co. 1.3611% 1/24/14 (g)	2,500,000	2,510,480
Merrill Lynch & Co., Inc. 5.45% 7/15/14	950,000	988,281
Morgan Stanley:
2.875% 1/24/14	1,200,000	1,191,786
2.875% 7/28/14	1,406,000	1,395,478
6% 5/13/14	2,690,000	2,818,714
Royal Bank of Scotland PLC 4.875% 8/25/14 (d)	2,400,000	2,475,698
State Street Corp. 4.3% 5/30/14	1,110,000	1,187,183
The Bank of New York Mellon Corp. 1.7% 11/24/14	3,150,000	3,201,408
UBS AG Stamford Branch 2.25% 1/28/14	2,500,000	2,499,928
		26,905,051
Commercial Banks - 6.9%
ANZ Banking Group Ltd. 2.125% 1/10/14 (d)	1,210,000	1,218,178
Bank of England 0.5% 3/6/15 (d)	1,812,000	1,804,727
Bank of Montreal 2.125% 6/28/13	2,670,000	2,724,225
Bank of Nova Scotia 1.85% 1/12/15	4,200,000	4,288,444
Bank of Tokyo-Mitsubishi UFJ Ltd. 2.6% 1/22/13 (d)	1,928,000	1,953,517
Barclays Bank PLC:
2.375% 1/13/14	3,080,000	3,084,075
2.5% 1/23/13	577,000	581,974
BNP Paribas 2.125% 12/21/12	2,030,000	2,035,595
Canadian Imperial Bank of Commerce 1.45% 9/13/13	2,094,000	2,121,856
Commonwealth Bank of Australia:
1.227% 8/7/13 (d)(g)	1,000,000	1,000,073
1.2892% 3/17/14 (d)(g)	440,000	436,313
2.125% 3/17/14 (d)	1,210,000	1,216,582
Credit Suisse New York Branch:
1.527% 1/14/14 (g)	1,400,000	1,387,984
2.2% 1/14/14	3,082,000	3,107,165
Danske Bank A/S 1.617% 4/14/14 (d)(g)	1,800,000	1,762,031
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Commercial Banks - continued
DBS Bank Ltd. (Singapore) 0.7176% 5/16/17 (d)(g)	$ 147,614	$ 146,876
Fifth Third Bancorp 3.625% 1/25/16	673,000	711,072
ING Bank NV 2.65% 1/14/13 (d)	2,540,000	2,544,318
KeyBank NA 5.8% 7/1/14	2,087,000	2,258,531
Nordea Bank AB 1.75% 10/4/13 (d)	1,830,000	1,822,878
PNC Funding Corp.:
3% 5/19/14	1,700,000	1,766,353
3.625% 2/8/15	1,445,000	1,544,205
Rabobank (Netherlands) NV 1.85% 1/10/14	6,185,000	6,230,905
Regions Financial Corp. 4.875% 4/26/13	1,300,000	1,319,500
Royal Bank of Canada:
0.867% 4/17/14 (g)	1,400,000	1,403,674
1.125% 1/15/14	1,720,000	1,730,270
1.45% 10/30/14	1,165,000	1,184,186
Royal Bank of Scotland PLC 1.5% 3/30/12 (d)	3,080,000	3,081,737
Santander U.S. Debt SA Unipersonal 2.485% 1/18/13 (d)	2,370,000	2,332,130
Sumitomo Mitsui Banking Corp.:
1.9% 1/12/15 (d)	1,600,000	1,615,726
1.95% 1/14/14 (d)	2,400,000	2,421,156
SunTrust Banks, Inc. 3.6% 4/15/16	1,025,000	1,062,591
Svenska Handelsbanken AB 2.875% 9/14/12 (d)	4,282,000	4,329,419
The Toronto Dominion Bank:
0.9969% 11/1/13 (g)	1,400,000	1,410,730
1.375% 7/14/14	3,000,000	3,051,450
U.S. Bancorp:
1.375% 9/13/13	1,038,000	1,048,574
4.2% 5/15/14	1,770,000	1,898,583
Union Bank NA 2.125% 12/16/13	3,642,000	3,699,139
Wachovia Bank NA 0.9171% 11/3/14 (g)	1,820,000	1,758,033
Wells Fargo & Co.:
3.625% 4/15/15	2,400,000	2,572,006
4.375% 1/31/13	5,106,000	5,284,899
Westpac Banking Corp.:
1.3093% 3/31/14 (d)(g)	1,300,000	1,280,102
1.85% 12/9/13	1,889,000	1,907,839
2.1% 8/2/13	581,000	588,433
		90,728,054
Consumer Finance - 3.4%
American Express Credit Corp. 2.75% 9/15/15	3,500,000	3,641,432
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Consumer Finance - continued
American Honda Finance Corp.:
1.45% 2/27/15 (d)	$ 1,310,000	$ 1,313,887
2.375% 3/18/13 (d)	550,000	559,809
Capital One Financial Corp.:
2.125% 7/15/14	2,639,000	2,645,875
7.375% 5/23/14	2,500,000	2,782,263
Caterpillar Financial Services Corp.:
1.375% 5/20/14	2,050,000	2,081,125
2% 4/5/13	979,000	994,085
2.75% 6/24/15	701,000	740,564
General Electric Capital Corp.:
2.1% 1/7/14	1,553,000	1,584,012
2.15% 1/9/15	10,668,000	10,945,069
2.25% 11/9/15	1,650,000	1,697,213
5.4% 9/20/13	6,698,000	7,145,473
HSBC Finance Corp. 5.9% 6/19/12	1,200,000	1,217,105
HSBC USA, Inc. 2.375% 2/13/15	1,063,000	1,078,031
John Deere Capital Corp.:
0.981% 10/4/13 (g)	1,350,000	1,360,086
1.875% 6/17/13	2,143,000	2,180,614
Toyota Motor Credit Corp. 0.9521% 1/17/14 (g)	2,000,000	2,005,738
		43,972,381
Diversified Financial Services - 3.9%
Bank of America Corp.:
2.1305% 7/11/14 (g)	2,780,000	2,682,617
3.7% 9/1/15	960,000	959,084
4.9% 5/1/13	3,690,000	3,791,800
BB&T Corp. 2.05% 4/28/14	2,710,000	2,765,124
BP Capital Markets PLC:
1.14% 3/11/14 (g)	2,210,000	2,221,415
1.7% 12/5/14	1,320,000	1,352,208
2.248% 11/1/16	1,320,000	1,364,710
Citigroup, Inc.:
1.511% 4/1/14 (g)	500,000	490,755
2.0265% 1/13/14 (g)	3,558,000	3,525,110
2.51% 8/13/13 (g)	650,000	650,059
2.65% 3/2/15	3,350,000	3,351,136
5.125% 5/5/14	1,628,000	1,717,140
6.375% 8/12/14	2,900,000	3,145,932
6.5% 8/19/13	1,733,000	1,836,427
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Diversified Financial Services - continued
Deutsche Bank AG London Branch 2.375% 1/11/13	$ 5,240,000	$ 5,281,862
Export Development Canada 1.5% 5/15/14	800,000	818,476
JPMorgan Chase & Co.:
3.4% 6/24/15	2,005,000	2,109,493
3.7% 1/20/15	5,780,000	6,136,770
MassMutual Global Funding II:
0.9515% 1/14/14 (d)(g)	1,742,000	1,741,930
3.625% 7/16/12 (d)	800,000	808,664
MetLife Institutional Funding II 1.481% 4/4/14 (d)(g)	1,000,000	999,619
OAO Industry & Construction Bank 5.01% 9/29/15 (Issued by Or-ICB SA for OAO Industry & Construction Bank) (g)	270,000	263,925
USAA Capital Corp. 3.5% 7/17/14 (d)	1,798,000	1,884,320
Whirlpool Corp. 8% 5/1/12	1,396,000	1,410,792
		51,309,368
Insurance - 1.5%
American International Group, Inc. 4.25% 9/15/14	2,270,000	2,349,713
Berkshire Hathaway, Inc.:
1.2026% 8/15/14 (g)	1,400,000	1,417,555
2.125% 2/11/13	2,570,000	2,612,999
Metropolitan Life Global Funding I:
2% 1/9/15 (d)	4,359,000	4,405,070
2.5% 9/29/15 (d)	1,000,000	1,026,936
New York Life Global Funding:
2.25% 12/14/12 (d)	1,200,000	1,215,703
5.25% 10/16/12 (d)	2,280,000	2,348,454
Pricoa Global Funding I 5.45% 6/11/14 (d)	1,150,000	1,235,243
Prudential Financial, Inc.:
2.75% 1/14/13	530,000	538,447
3.625% 9/17/12	1,850,000	1,877,776
5.15% 1/15/13	672,000	696,807
		19,724,703
Real Estate Investment Trusts - 0.2%
AvalonBay Communities, Inc. 6.125% 11/1/12	621,000	638,662
Equity One, Inc.:
5.375% 10/15/15	144,000	152,237
6.25% 12/15/14	1,200,000	1,296,436
		2,087,335
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Real Estate Management & Development - 0.3%
Liberty Property LP 6.375% 8/15/12	$ 1,358,000	$ 1,380,840
Simon Property Group LP:
4.2% 2/1/15	484,000	516,194
Simon Property Group LP: - continued
5.3% 5/30/13	1,511,000	1,572,458
Tanger Properties LP 6.15% 11/15/15	404,000	452,858
		3,922,350
TOTAL FINANCIALS		238,649,242
HEALTH CARE - 0.7%
Biotechnology - 0.1%
Amgen, Inc. 1.875% 11/15/14	1,300,000	1,330,122
Health Care Providers & Services - 0.3%
Aristotle Holding, Inc. 2.1% 2/12/15 (d)	1,970,000	1,985,801
Express Scripts, Inc. 5.25% 6/15/12	1,783,000	1,804,433
		3,790,234
Pharmaceuticals - 0.3%
Sanofi SA:
1.2% 9/30/14	920,000	935,208
2.625% 3/29/16	1,263,000	1,327,942
Teva Pharmaceutical Finance III BV 1.7% 3/21/14	1,210,000	1,232,012
Teva Pharmaceutical Finance IV LLC 1.7% 11/10/14	1,300,000	1,326,748
		4,821,910
TOTAL HEALTH CARE		9,942,266
INDUSTRIALS - 0.3%
Aerospace & Defense - 0.1%
BAE Systems Holdings, Inc. 4.95% 6/1/14 (d)	1,500,000	1,582,806
Airlines - 0.1%
Iberbond 2004 PLC 4.826% 12/24/17 (j)	1,178,078	1,136,845
Industrial Conglomerates - 0.1%
Covidien International Finance SA 1.875% 6/15/13	1,330,000	1,347,265
TOTAL INDUSTRIALS		4,066,916
Nonconvertible Bonds - continued
	Principal Amount	Value
INFORMATION TECHNOLOGY - 0.9%
Computers & Peripherals - 0.2%
Hewlett-Packard Co.:
1.25% 9/13/13	$ 1,216,000	1,220,379
2.625% 12/9/14	1,330,000	1,379,062
		2,599,441
Electronic Equipment & Components - 0.1%
Tyco Electronics Group SA 1.6% 2/3/15	678,000	680,345
IT Services - 0.2%
IBM Corp. 1.95% 7/22/16	1,621,000	1,676,096
The Western Union Co. 1.1139% 3/7/13 (g)	1,220,000	1,223,406
		2,899,502
Office Electronics - 0.4%
Xerox Corp. 1.3176% 5/16/14 (g)	5,738,000	5,656,566
TOTAL INFORMATION TECHNOLOGY		11,835,854
MATERIALS - 1.0%
Chemicals - 0.4%
Dow Chemical Co. 4.85% 8/15/12	4,852,000	4,937,861
Metals & Mining - 0.6%
Anglo American Capital PLC 2.15% 9/27/13 (d)	2,400,000	2,394,458
BHP Billiton Financial (USA) Ltd.:
1% 2/24/15	1,310,000	1,314,290
1.125% 11/21/14	1,970,000	1,987,610
Corporacion Nacional del Cobre de Chile (Codelco) 6.375% 11/30/12 (d)	700,000	723,652
Rio Tinto Finance Ltd. (United States) 8.95% 5/1/14	1,413,000	1,649,567
		8,069,577
TOTAL MATERIALS		13,007,438
TELECOMMUNICATION SERVICES - 2.1%
Diversified Telecommunication Services - 1.6%
AT&T Broadband Corp. 8.375% 3/15/13	750,000	808,636
AT&T, Inc.:
2.5% 8/15/15	2,320,000	2,424,024
2.95% 5/15/16	1,200,000	1,274,389
4.95% 1/15/13	2,327,000	2,414,309
6.7% 11/15/13	470,000	516,983
Nonconvertible Bonds - continued
	Principal Amount	Value
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Deutsche Telekom International Financial BV 3.125% 4/11/16 (d)	$ 1,209,000	1,252,985
Qwest Corp. 3.7963% 6/15/13 (g)	3,110,000	3,164,425
Telefonica Emisiones SAU 2.582% 4/26/13	3,300,000	3,299,244
Verizon Communications, Inc.:
1.95% 3/28/14	2,420,000	2,484,338
2% 11/1/16	2,727,000	2,787,823
		20,427,156
Wireless Telecommunication Services - 0.5%
America Movil SAB de CV 2.375% 9/8/16	1,532,000	1,564,498
DIRECTV Holdings LLC/DIRECTV Financing, Inc. 4.75% 10/1/14	2,496,000	2,719,689
Verizon Wireless Capital LLC 5.55% 2/1/14	2,380,000	2,588,555
		6,872,742
TOTAL TELECOMMUNICATION SERVICES		27,299,898
UTILITIES - 2.5%
Electric Utilities - 1.3%
Alabama Power Co. 4.85% 12/15/12	560,000	578,623
Commonwealth Edison Co. 1.625% 1/15/14	2,440,000	2,479,333
EDP Finance BV 5.375% 11/2/12 (d)	2,500,000	2,496,250
Entergy Louisiana LLC 1.875% 12/15/14	748,000	759,325
FirstEnergy Solutions Corp. 4.8% 2/15/15	2,340,000	2,528,651
LG&E and KU Energy LLC 2.125% 11/15/15	831,000	828,262
Niagara Mohawk Power Corp. 3.553% 10/1/14 (d)	2,675,000	2,840,882
Pacific Gas & Electric Co. 6.25% 12/1/13	1,278,000	1,400,337
Pepco Holdings, Inc. 2.7% 10/1/15	1,098,000	1,112,289
Progress Energy, Inc. 6.05% 3/15/14	1,532,000	1,688,512
Southern Co. 4.15% 5/15/14	412,000	441,017
		17,153,481
Independent Power Producers & Energy Traders - 0.2%
PSEG Power LLC 2.5% 4/15/13	2,910,000	2,964,568
Multi-Utilities - 1.0%
Dominion Resources, Inc.:
1.8% 3/15/14	451,000	461,422
1.95% 8/15/16	848,000	865,374
2.25% 9/1/15	1,300,000	1,341,180
2.8793% 9/30/66 (g)	1,336,000	1,137,250
Nonconvertible Bonds - continued
	Principal Amount	Value
UTILITIES - continued
Multi-Utilities - continued
Dominion Resources, Inc.: - continued
6.25% 6/30/12	$ 1,300,000	1,323,361
DTE Energy Co. 1.2272% 6/3/13 (g)	2,039,000	2,045,523
NiSource Finance Corp. 6.15% 3/1/13	1,790,000	1,884,763
PG&E Corp. 5.75% 4/1/14	590,000	644,761
Sempra Energy:
1.3063% 3/15/14 (g)	500,000	499,359
2% 3/15/14	2,435,000	2,486,176
		12,689,169
TOTAL UTILITIES		32,807,218
TOTAL NONCONVERTIBLE BONDS (Cost $406,031,200)		413,114,695
U.S. Government and Government Agency Obligations - 41.7%

U.S. Government Agency Obligations - 12.4%
Fannie Mae:
0.375% 3/16/15	11,801,000	11,739,965
0.625% 10/30/14	1,692,000	1,697,007
0.75% 12/18/13	292,000	294,068
0.75% 12/19/14	12,067,000	12,155,813
0.875% 8/28/14	44,140,000	44,660,984
4.625% 10/15/13	5,789,000	6,189,668
Freddie Mac:
0.375% 10/30/13	20,736,000	20,785,870
0.5% 4/17/15	5,455,000	5,438,630
0.625% 12/29/14	11,379,000	11,408,324
0.75% 11/25/14	11,173,000	11,243,245
1% 7/30/14	14,662,000	14,853,603
1% 8/27/14	21,508,000	21,789,196
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		162,256,373
U.S. Treasury Obligations - 29.2%
U.S. Treasury Notes:
0.25% 11/30/13 (e)	9,121,000	9,115,299
0.25% 9/15/14	20,647,000	20,576,016
0.25% 1/15/15	5,000,000	4,977,735
U.S. Government and Government Agency Obligations - continued
	Principal Amount	Value
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
0.375% 6/30/13	$ 21,558,000	$ 21,594,217
0.375% 11/15/14	27,628,000	27,608,578
0.5% 8/15/14	81,749,000	82,004,466
0.625% 7/15/14	164,565,000	165,593,522
0.75% 6/15/14	4,304,000	4,343,679
1.375% 11/30/15	14,117,000	14,520,662
1.75% 7/31/15	18,150,000	18,900,103
2.375% 9/30/14	3,667,000	3,853,790
2.375% 10/31/14	9,988,000	10,507,686
TOTAL U.S. TREASURY OBLIGATIONS		383,595,753
Other Government Related - 0.1%
National Credit Union Administration Guaranteed Notes Master Trust 1.4% 6/12/15 (NCUA Guaranteed)	1,700,000	1,733,983
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $544,642,300)		547,586,109
U.S. Government Agency - Mortgage Securities - 4.4%

Fannie Mae - 3.5%
1.93% 10/1/33 (g)	56,399	58,679
1.952% 3/1/35 (g)	49,686	52,274
2.115% 10/1/35 (g)	81,070	84,864
2.271% 5/1/33 (g)	16,468	17,476
2.343% 7/1/35 (g)	563,772	598,020
2.368% 11/1/34 (g)	307,245	324,600
2.397% 5/1/35 (g)	582,563	609,341
2.414% 10/1/35 (g)	733,512	779,790
2.424% 10/1/33 (g)	89,835	95,004
2.427% 12/1/34 (g)	340,383	357,518
2.437% 11/1/36 (g)	105,200	111,330
2.438% 8/1/35 (g)	408,029	434,806
2.445% 7/1/35 (g)	1,946,647	2,054,102
2.448% 3/1/35 (g)	29,246	30,604
2.471% 12/1/33 (g)	349,687	366,231
2.481% 2/1/35 (g)	687,524	730,246
2.487% 11/1/36 (g)	694,189	739,745
2.537% 7/1/35 (g)	225,930	240,103
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
2.575% 10/1/41 (g)	$ 1,111,530	$ 1,151,864
2.597% 4/1/35 (g)	219,728	234,289
2.697% 9/1/41 (g)	1,306,823	1,357,545
2.739% 8/1/41 (g)	1,621,661	1,680,177
2.863% 10/1/35 (g)	145,100	152,645
3% 7/1/21 to 11/1/21	20,201,077	21,137,146
3.021% 8/1/41 (g)	474,853	494,934
3.188% 1/1/40 (g)	962,967	999,812
3.471% 3/1/40 (g)	740,556	767,113
3.539% 12/1/39 (g)	250,931	260,895
3.613% 3/1/40 (g)	1,035,823	1,081,162
4.5% 8/1/18 to 7/1/20	5,645,530	6,043,061
5.5% 11/1/17 to 6/1/19	2,375,892	2,588,187
6.5% 4/1/13 to 6/1/16	443,742	462,006
7% 1/1/16 to 11/1/18	61,597	66,280
7.5% 5/1/12 to 10/1/14	6,623	7,008
TOTAL FANNIE MAE		46,168,857
Freddie Mac - 0.9%
2.375% 4/1/35 (g)	678,557	717,554
2.415% 11/1/35 (g)	378,345	399,721
2.468% 1/1/35 (g)	103,320	107,572
2.557% 6/1/37 (g)	390,650	416,286
2.61% 8/1/34 (g)	163,959	174,425
2.704% 8/1/36 (g)	220,370	234,665
2.985% 8/1/41 (g)	981,975	1,024,166
3% 8/1/21	2,852,951	2,988,614
3.08% 9/1/41 (g)	587,188	613,003
3.56% 4/1/40 (g)	644,552	670,804
3.565% 4/1/40 (g)	561,564	582,842
4.5% 8/1/18 to 11/1/18	3,234,443	3,453,624
8.5% 5/1/26 to 7/1/28	78,831	94,448
12% 11/1/19	1,726	1,868
TOTAL FREDDIE MAC		11,479,592
Ginnie Mae - 0.0%
7% 1/15/25 to 6/15/32	362,210	416,872
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $56,650,760)		58,065,321
Asset-Backed Securities - 12.1%
	Principal Amount	Value
Accredited Mortgage Loan Trust:
Series 2003-3 Class A1, 4.46% 1/25/34 (AMBAC Insured)	$ 427,544	$ 352,859
Series 2005-1 Class M1, 0.714% 4/25/35 (g)	152,751	82,517
ACE Securities Corp. Home Equity Loan Trust Series 2005-HE2 Class M2, 0.694% 4/25/35 (g)	13,581	13,185
Advanta Business Card Master Trust Series 2006-C1 Class C1, 0.6758% 10/20/14 (g)	61,000	610
Ally Auto Receivables Trust:
Series 2009 B Class A3, 1.98% 10/15/13 (d)	1,022,270	1,026,835
Series 2009-A Class A4, 3% 10/15/15 (d)	2,000,000	2,036,547
Series 2010-1 Class A4, 2.3% 12/15/14	2,170,000	2,220,835
Series 2010-4 Class A3, 0.91% 11/17/14	1,680,000	1,684,077
Series 2010-5 Class A3, 1.11% 1/15/15	1,480,000	1,486,190
Series 2011-1 Class A3, 1.38% 1/15/15	1,390,000	1,401,613
Series 2011-2 Class A3, 1.18% 4/15/15	1,200,000	1,207,924
Series 2011-3 Class A3, 0.97% 8/17/15	1,550,000	1,555,788
Series 2011-4 Class A2, 0.65% 3/17/14	480,000	480,169
Series 2012-1 Class A2, 0.71% 9/15/14	1,900,000	1,903,670
Ally Master Owner Trust:
Series 2010-3 Class A, 2.88% 4/15/15 (d)	510,000	520,138
Series 2011-1 Class A2, 2.15% 1/15/16	4,370,000	4,450,265
Series 2011-3 Class A2, 1.81% 5/15/16	3,460,000	3,505,788
Series 2011-5 Class A1, 0.8985% 6/15/15 (g)	2,720,000	2,725,367
Series 2012-1 Class A2, 0.7% 2/15/17	2,630,000	2,631,604
AmeriCredit Automobile Receivables Trust:
Series 2007-CM Class A4B, 0.3425% 4/7/14 (National Public Finance Guarantee Corp. Insured) (g)	1,204,405	1,196,707
Series 2010-4 Class A3, 1.27% 4/8/15	1,510,000	1,505,308
Series 2011-1 Class A3, 1.39% 9/8/15	850,000	856,667
Series 2011-2 Class A3, 1.61% 10/8/15	1,800,000	1,820,507
Series 2011-3 Class A3, 1.17% 1/8/16	650,000	653,822
Series 2011-4 Class A/S, 0.92% 3/9/15	1,860,000	1,863,010
Series 2011-5 Class A2, 1.19% 8/8/15	640,000	642,629
Series 2012-1 Class A2, 0.91% 10/8/15	1,000,000	1,000,660
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2004-R2 Class M3, 0.794% 4/25/34 (g)	16,966	5,313
Series 2005-R2 Class M1, 0.694% 4/25/35 (g)	262,030	227,504
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 1.0563% 3/25/34 (g)	82,560	59,490
Asset-Backed Securities - continued
	Principal Amount	Value
Argent Securities, Inc. pass-thru certificates: - continued
Series 2006-W4 Class A2C, 0.404% 5/25/36 (g)	$ 168,000	$ 41,077
Avis Budget Rental Car Funding (AESOP) LLC Series 2009-1A Class A, 9.31% 10/20/13 (d)	2,000,000	2,062,485
Axon Financial Funding Ltd. Series 2007-1 Class A1, 1.181% 4/4/17 (b)(d)(g)	432,000	0
Bank of America Auto Trust:
Series 2009-1A:
Class A3, 2.67% 7/15/13 (d)	46,893	46,938
Class A4, 3.52% 6/15/16 (d)	1,100,000	1,116,111
Series 2009-3A Class A3, 1.67% 12/15/13 (d)	435,261	436,252
Series 2010-2 Class A3, 1.31% 7/15/14	1,375,742	1,380,463
BMW Vehicle Lease Trust:
Series 2010-1 Class A3, 0.82% 4/15/13	1,416,918	1,418,416
Series 2011-1 Class A3, 1.06% 2/20/14	1,760,000	1,767,224
BMW Vehicle Owner Trust Series 2011-A:
Class A2, 0.63% 2/25/14	1,610,000	1,610,835
Class A3, 0.76% 8/25/15	1,150,000	1,152,116
Brazos Higher Education Authority, Inc. Series 2006-2 Class A9, 0.5838% 12/25/24 (g)	177,712	156,671
Capital Auto Receivables Asset Trust Series 2007-1 Class B, 5.15% 9/17/12	36,236	36,305
Capital One Multi-Asset Execution Trust Series 2008-A3 Class A3, 5.05% 2/15/16	700,000	735,166
Capital Trust Ltd. Series 2004-1:
Class A2, 0.6955% 7/20/39 (d)(g)	425,658	317,116
Class B, 0.9955% 7/20/39 (d)(g)	373,480	153,127
Class C, 1.3455% 7/20/39 (d)(g)	478,070	10,757
Carrington Mortgage Loan Trust Series 2007-RFC1 Class A3, 0.384% 12/25/36 (g)	228,766	72,362
Chase Issuance Trust:
Series 2007-A17 Class A, 5.12% 10/15/14	3,730,000	3,841,043
Series 2011-A1 Class A1, 0.4385% 3/16/15 (g)	2,850,000	2,854,211
Series 2011-A2 Class A2, 0.3385% 5/15/15 (g)	4,610,000	4,612,291
Series 2011-A3 Class A3, 0.3685% 12/15/15 (g)	5,000,000	5,000,055
Chrysler Financial Auto Securitization Trust Series 2010-A Class A3, 0.91% 8/8/13	1,220,000	1,221,356
Citibank Credit Card Issuance Trust:
Series 2008-A5 Class A5, 4.85% 4/22/15	4,260,000	4,470,196
Series 2009-A5 Class A5, 2.25% 12/23/14	5,870,000	5,955,327
Citibank Omni Master Trust Series 2009-A8 Class A8, 2.3485% 5/16/16 (d)(g)	2,000,000	2,008,244
Countrywide Home Loan Trust Series 2006-13 Class N, 7% 8/25/37 (d)	41,917	0
Asset-Backed Securities - continued
	Principal Amount	Value
Countrywide Home Loans, Inc.:
Series 2003-BC1 Class B1, 5.5436% 3/25/32 (MGIC Investment Corp. Insured) (g)	$ 31,876	$ 5,454
Series 2004-2 Class 3A4, 0.744% 7/25/34 (g)	62,430	48,905
Series 2004-3 Class M4, 1.214% 4/25/34 (g)	20,061	8,839
Series 2004-4 Class M2, 1.039% 6/25/34 (g)	74,616	33,744
Series 2005-3 Class MV1, 0.664% 8/25/35 (g)	27,782	27,398
Discover Card Master Trust:
Series 2011-A2 Class A2, 0.4585% 11/16/15 (g)	2,160,000	2,164,243
Series 2012-A1 Class A1, 0.81% 8/15/17	2,920,000	2,919,708
Fannie Mae subordinate REMIC pass-thru certificates Series 2004-T5:
Class AB1, 0.8077% 5/28/35 (g)	159,655	117,456
Class AB3, 0.7513% 5/28/35 (g)	67,441	43,285
Fieldstone Mortgage Investment Corp. Series 2004-3 Class M5, 2.419% 8/25/34 (g)	36,914	21,514
First Franklin Mortgage Loan Trust Series 2005-FF9 Class A3, 0.524% 10/25/35 (g)	203,095	189,359
Ford Credit Auto Lease Trust:
Series 2011-B Class A3, 1.05% 10/15/14	2,080,000	2,083,896
Series 2010-B Class A3, 0.91% 7/15/13 (d)	1,610,000	1,611,496
Series 2011-A Class A3, 1.03% 7/15/14	2,190,000	2,200,391
Ford Credit Auto Owner Trust:
Series 2009-C Class A4, 4.43% 11/15/14	1,000,000	1,037,325
Series 2009-E Class A3, 1.51% 1/15/14	512,607	514,375
Series 2010-B Class A3, 0.98% 10/15/14	991,157	994,222
Series 2011-B Class A3, 0.84% 6/15/15	1,000,000	1,003,295
Ford Credit Automobile Lease Trust Series 2012-A Class A3, 0.85% 1/15/15	820,000	819,918
Ford Credit Automobile Owner Trust Series 2012-A Class A2, 0.62% 9/15/14	1,320,000	1,320,825
Ford Credit Floorplan Master Owner Trust:
Series 2010-1 Class A, 1.8985% 12/15/14 (d)(g)	1,290,000	1,304,624
Series 2010-5 Class A1, 1.5% 9/15/15	1,110,000	1,120,758
Series 2012-1 Class A, 0.857% 1/15/16 (g)	4,000,000	4,009,040
Fremont Home Loan Trust:
Series 2004-D:
Class M4, 1.669% 11/25/34 (g)	104,293	10,289
Class M5, 1.744% 11/25/34 (g)	66,415	3,444
Series 2005-A:
Class M3, 0.734% 1/25/35 (g)	120,398	37,990
Class M4, 0.924% 1/25/35 (g)	46,138	10,458
Asset-Backed Securities - continued
	Principal Amount	Value
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 0.8706% 2/25/47 (d)(g)	$ 298,000	$ 104,300
GCO Slims Trust Series 2006-1A, 5.72% 3/1/22 (d)	445,650	409,998
GE Business Loan Trust Series 2003-1 Class A, 0.6785% 4/15/31 (d)(g)	27,118	25,354
GE Capital Credit Card Master Note Trust Series 2012-1 Class A, 1.03% 1/15/18	2,450,000	2,449,755
Guggenheim Structured Real Estate Funding Ltd. Series 2006-3:
Class B, 0.644% 9/25/46 (d)(g)	36,026	36,012
Class C, 0.794% 9/25/46 (d)(g)	1,943,752	991,314
Home Equity Asset Trust:
Series 2003-3 Class M1, 1.534% 8/25/33 (g)	88,540	63,876
Series 2003-5 Class A2, 0.944% 12/25/33 (g)	44,160	32,169
Series 2004-1 Class M2, 1.944% 6/25/34 (g)	81,330	55,750
Series 2005-5 Class 2A2, 0.494% 11/25/35 (g)	878	877
Series 2006-1 Class 2A3, 0.469% 4/25/36 (g)	40,637	40,298
Honda Auto Receivables Owner Trust Series 2011-3 Class A2, 0.67% 4/21/14	1,600,000	1,601,730
Honda Auto Receivables Owner Trust:
Series 2010-1 Class A4, 1.98% 5/23/16	510,000	517,193
Series 2010-2 Class A3, 1.34% 3/18/14	948,737	953,189
Series 2010-3 Class A3, 0.7% 4/21/14	2,450,000	2,452,547
Series 2011-1 Class A4, 1.8% 4/17/17	640,000	653,214
Series 2011-2 Class A3, 0.94% 3/18/15	1,560,000	1,566,744
Honda Automobile Receivables Owner Trust Series 2009-3 Class A3, 2.31% 5/15/13	138,907	139,356
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.434% 1/25/37 (g)	157,118	45,769
Hyundai Auto Lease Securitization Trust Series 2011-A Class A3, 1.02% 8/15/14 (d)	1,350,000	1,351,233
Hyundai Auto Receivables Trust:
Series 2009-A Class A4, 3.15% 3/15/16	210,000	215,978
Series 2011-A Class A3, 1.16% 4/15/15	810,000	815,561
Series 2011-C Class A2, 0.62% 7/15/14	1,610,000	1,610,546
John Deere Owner Trust:
Seires 2011-A Class A3, 1.29% 1/15/16	1,710,000	1,724,599
Series 2009-B Class A-3, 1.57% 10/15/13	252,321	252,606
JPMorgan Mortgage Acquisition Trust Series 2007-CH1 Class AV4, 0.374% 11/25/36 (g)	157,766	130,483
Keycorp Student Loan Trust Series 1999-A Class A2, 0.9038% 12/27/29 (g)	75,275	66,102
Long Beach Mortgage Loan Trust Series 2004-2 Class M2, 1.324% 6/25/34 (g)	10,682	6,343
Asset-Backed Securities - continued
	Principal Amount	Value
Marriott Vacation Club Owner Trust:
Series 2005-2 Class A, 5.25% 10/20/27 (d)	$ 179,875	$ 181,888
Series 2006-1A:
Class B, 5.827% 4/20/28 (d)	66,533	67,871
Class C, 6.125% 4/20/28 (d)	66,533	67,577
MASTR Asset Backed Securities Trust Series 2007-HE1 Class M1, 0.544% 5/25/37 (g)	99,598	1,722
Mercedes-Benz Auto Lease Trust:
Series 2011-1A Class A3 1.18% 11/15/13 (d)	2,420,000	2,428,238
Series 2011-B Class A3, 1.07% 1/15/14 (d)	1,410,000	1,411,476
Mercedes-Benz Auto Receivables Trust:
Series 2009-1 Class A3, 1.67% 1/15/14	376,181	378,200
Series 2011-1 Class A3, 0.85% 3/16/15	1,460,000	1,465,019
Merrill Lynch Mortgage Investors Trust:
Series 2006-FM1 Class A2B, 0.354% 4/25/37 (g)	172,890	128,418
Series 2006-OPT1 Class A1A, 0.504% 6/25/35 (g)	183,505	137,202
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 0.584% 8/25/34 (g)	138,792	106,531
Series 2004-NC8 Class M6, 1.494% 9/25/34 (g)	77,120	43,929
Series 2005-NC1 Class M1, 0.684% 1/25/35 (g)	50,738	32,041
Series 2005-NC2 Class B1, 1.414% 3/25/35 (g)	52,840	6,691
National Collegiate Student Loan Trust Series 2004-2 Class AIO, 9.75% 10/27/14 (i)	942,500	63,619
Nissan Auto Lease Trust:
Series 2010-B:
Class A3, 1.12% 12/15/13	1,710,000	1,715,756
Class A4, 1.27% 10/15/16	560,000	563,672
Series 2011-A Class A3, 1.04% 8/15/14	1,840,000	1,850,312
Series 2011-B Class A3, 0.92% 2/16/15	930,000	929,613
Nissan Auto Receivables Owner Trust:
Series 2011-A Class A3, 1.18% 2/16/15	1,020,000	1,028,650
Series 2011-B Class A3, 0.95% 2/16/16	950,000	952,349
Northstar Education Finance, Inc., Delaware Series 2005-1 Class A5, 1.1747% 10/30/45 (g)	1,093,614	1,016,514
Ocala Funding LLC:
Series 2005-1A Class A, 1.7455% 3/20/10 (b)(d)(g)	71,000	0
Series 2006-1A Class A, 1.6455% 3/20/11 (b)(d)(g)	149,000	0
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 1.494% 9/25/34 (g)	797,630	336,331
Class M4, 1.694% 9/25/34 (g)	1,086,724	237,468
Series 2005-WCH1 Class M4, 1.074% 1/25/36 (g)	187,294	83,434
Asset-Backed Securities - continued
	Principal Amount	Value
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 1.044% 4/25/33 (g)	$ 648	$ 525
Santander Drive Auto Receivables Trust:
Series 2010-2 Class A2, 0.95% 8/15/13	762,600	762,767
Series 2010-3 Class A2, 0.93% 6/17/13	279,031	279,077
Series 2011-1, Class A2, 0.94% 2/18/14	1,183,967	1,183,623
Series 2011-4 Class A2, 1.37% 3/16/15	1,400,000	1,401,295
Santander Drive Automobile Receivables Trust Series 2012-1 Class A2, 1.25% 4/15/15	1,190,000	1,192,072
Saxon Asset Securities Trust Series 2004-1 Class M1, 1.039% 3/25/35 (g)	168,939	103,055
Sierra Receivables Funding Co. Series 2007-1A Class A2, 0.4309% 3/20/19 (FGIC Insured) (d)(g)	55,686	53,327
SLM Private Credit Student Loan Trust:
Series 2004 B Class A2, 0.7463% 6/15/21 (g)	1,474,377	1,413,600
Series 2004-A:
Class B, 1.1263% 6/15/33 (g)	364,397	226,588
Class C, 1.4963% 6/15/33 (g)	1,181,000	535,819
Series 2004-B Class C, 1.4163% 9/15/33 (g)	1,900,000	885,649
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.969% 9/25/34 (g)	8,267	2,647
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.104% 9/25/34 (g)	86,903	64,505
Toyota Auto Receivables Owner Trust Series 2010-B Class M3, 1.04% 2/18/14	590,027	591,683
USAA Auto Owner Trust Series 2009-2 Class A3, 1.54% 2/18/14	355,786	356,569
Volkswagen Auto Lease Trust:
Series 2010-A:
Class A3, 0.99% 11/20/13	2,450,000	2,455,371
Class A4, 1.18% 10/20/15	900,000	903,879
Series 2011-A Class A2, 1% 2/20/14	930,000	928,378
Volkswagen Auto Loan Enhanced Trust Series 2011-1 Class A3, 1.22% 6/22/15	2,840,000	2,862,780
Volkswagen Automobile Loan Enhanced Trust Series 2012-1 Series A2, 0.61% 10/20/14	1,280,000	1,281,173
Wachovia Auto Owner Trust Series 2008-A Class A4B, 1.3955% 3/20/14 (g)	521,310	522,629
WaMu Asset Holdings Corp. Series 2006-8 Class N1, 6.048% 10/25/46 (d)	112,639	0
Wells Fargo Home Equity Trust Series 2004-3 Class A, 4.5% 11/27/34 (d)	961	0
Asset-Backed Securities - continued
	Principal Amount	Value
Whinstone Capital Management Ltd. Series 1A Class B3, 2.3601% 10/25/44 (d)(g)	$ 1,390,735	$ 737,089
World Omni Automobile Lease Securitization Trust Series 2011-A, Class A3, 1.49% 10/15/14	1,020,000	1,028,023
TOTAL ASSET-BACKED SECURITIES (Cost $163,800,959)		158,575,533
Collateralized Mortgage Obligations - 4.2%

Private Sponsor - 1.9%
Arkle Master Issuer PLC floater Series 2010-1A Class 2A, 1.6451% 5/17/60 (d)(g)	1,500,000	1,500,286
Arran Residential Mortgages Funding PLC floater Series 2011-1A Class A1C, 1.6931% 11/19/47 (d)(g)	1,612,836	1,614,301
Banc of America Funding Trust sequential payer Series 2009-R1 Class A1, 5.0298% 5/20/36 (g)	241,477	243,068
Credit Suisse Mortgage Capital Certificates:
floater Series 2011-7R Class A1, 1.494% 8/27/47 (d)(g)	965,939	947,794
sequential payer Series 2010-16 Class A1, 3% 6/25/50 (d)	618,617	596,965
Gracechurch Mortgage Financing PLC floater:
Series 2006-1 Class A6, 0.5931% 11/20/56 (d)(g)	1,616,864	1,608,888
Series 2007-1A Class 3A1, 0.5731% 11/20/56 (d)(g)	2,971,591	2,966,765
Granite Master Issuer PLC floater:
Series 2006-1A Class C2, 1.4455% 12/20/54 (d)(g)	762,000	464,820
Series 2006-2 Class C1, 1.1855% 12/20/54 (g)	3,254,000	1,984,940
Series 2006-3 Class C2, 0.7455% 12/20/54 (g)	142,000	86,620
Series 2006-4:
Class B1, 0.4255% 12/20/54 (g)	381,000	320,802
Class C1, 1.0055% 12/20/54 (g)	233,000	142,130
Class M1, 0.5855% 12/20/54 (g)	100,000	76,250
Series 2007-1:
Class 1C1, 0.8455% 12/20/54 (g)	235,000	143,350
Class 1M1, 0.5455% 12/20/54 (g)	153,000	116,663
Class 2C1, 1.2055% 12/20/54 (g)	107,000	65,270
Class 2M1, 0.7455% 12/20/54 (g)	196,000	149,450
Series 2007-2 Class 2C1, 0.676% 12/17/54 (g)	272,000	165,920
Granite Mortgages Series 2003-2 Class 1A3, 1.0612% 7/20/43 (g)	613,146	593,893
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Granite Mortgages PLC floater:
Series 2003-3:
Class 1A3, 0.9612% 1/20/44 (g)	$ 260,582	$ 252,243
Class 1C, 3.0112% 1/20/44 (g)	54,183	38,893
Series 2004-1 Class 2A1, 0.8832% 3/20/44 (g)	1,778,113	1,709,656
Series 2004-3 Class 2A1, 0.8432% 9/20/44 (g)	365,609	350,985
Holmes Master Issuer PLC floater:
Series 2007-2A Class 4A, 0.667% 7/15/20 (g)	2,480,000	2,472,835
Series 2012-1A Class A1, 0.4485% 1/15/13 (d)(g)	2,120,000	2,121,672
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.454% 5/25/47 (g)	104,758	61,575
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.414% 2/25/37 (g)	155,542	104,539
Morgan Stanley Reremic Trust Series 2010-R3 Class 3A, 0.5163% 6/26/36 (d)(g)	890,394	884,051
Permanent Master Issuer PLC floater Series 2010-1A Class 1A, 1.717% 7/15/42 (d)(g)	1,000,000	999,045
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B Class B5, 2.6048% 7/10/35 (d)(g)	81,002	65,797
Residential Funding Securities Corp. floater Series 2003-RP2 Class A1, 0.694% 6/25/33 (d)(g)	20,076	18,653
Santander Drive Auto Receivables Trust sequential payer Series 2011-3 Class A2, 1.11% 8/15/14	1,200,000	1,200,192
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 1.668% 7/20/34 (g)	4,535	3,268
Structured Asset Securities Corp. Series 2004-21XS Class 2A3, 4.32% 12/25/34	113,163	112,645
TBW Mortgage-Backed pass-thru certificates floater Series 2006-4 Class A3, 0.4763% 9/25/36 (g)	415,454	316,862
TOTAL PRIVATE SPONSOR		24,501,086
U.S. Government Agency - 2.3%
Fannie Mae Guaranteed Mtg. pass-thru certificates:
planned amortization class Series 1993-187 Class L, 6.5% 7/25/23	87,069	87,942
sequential payer Series 2009-31 Class A, 4% 2/25/24	481,982	502,031
Series 2010-123 Class DL, 3.5% 11/25/25	766,015	798,939
Fannie Mae subordinate REMIC pass-thru certificates:
floater Series 2008-76 Class EF, 0.744% 9/25/23 (g)	322,357	323,487
floater planned amortization Series 2005-90 Class FC, 0.494% 10/25/35 (g)	1,059,410	1,057,998
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Fannie Mae subordinate REMIC pass-thru certificates: - continued
planned amortization class Series 2006-54 Class PE, 6% 2/25/33	$ 612,219	$ 650,791
sequential payer:
Series 2001-40 Class Z, 6% 8/25/31	444,466	493,124
Series 2003-76 Class BA, 4.5% 3/25/18	778,009	812,400
Series 2010-135 Class DE, 2.25% 4/25/24	1,726,446	1,745,842
Series 2011-16 Class FB, 0.394% 3/25/31 (g)	2,948,587	2,947,296
Series 2010-143 Class B, 3.5% 12/25/25	1,204,501	1,261,821
Series 2011-23 Class AB, 2.75% 6/25/20	965,229	999,734
Federal Home Loan Mortgage Corp. floater sequential payer Series 3943 Class EF 0.4985% 2/15/26 (g)	1,678,350	1,676,379
Freddie Mac Multi-Class pass-thru certificates:
floater Series 3346 Class FA, 0.4785% 2/15/19 (g)	4,025,479	4,031,140
floater planned amortization Series 3117 Class JF, 0.5485% 2/15/36 (g)	1,191,940	1,193,021
floater sequential payer Series 3387 Class DF, 0.4285% 10/15/17 (g)	1,317,056	1,317,257
planned amortization class:
Series 2535 Class PC, 6% 9/15/32	420,534	444,400
Series 2866 Class XE, 4% 12/15/18	919,804	953,759
Series 2901 Class UM, 4.5% 1/15/30	605,314	610,381
Series 3792 Class DF, 0.6485% 11/15/40 (g)	2,726,757	2,734,025
sequential payer:
Series 2609 Class UJ, 6% 2/15/17	54,249	54,273
Series 2635 Class DG, 4.5% 1/15/18	840,765	870,386
Series 2970 Class YA, 5% 9/15/18	11,957	11,941
Series 3560 Class LA, 2% 8/15/14	474,163	476,555
Series 3573 Class LC, 1.85% 8/15/14	894,116	900,297
Series 3659 Class EJ 3% 6/15/18	2,291,395	2,363,297
Series 3696 Class AE, 1.2% 7/15/15	1,112,316	1,112,909
TOTAL U.S. GOVERNMENT AGENCY		30,431,425
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $53,958,184)		54,932,511
Commercial Mortgage Securities - 4.3%
	Principal Amount	Value
Asset Securitization Corp. Series 1997-D5 Class PS1, 1.4363% 2/14/43 (g)(i)	$ 2,442,397	$ 26,918
Banc of America Commercial Mortgage, Inc. Series 2005-4 Class XP, 0.3486% 7/10/45 (g)(i)	9,377,512	13,288
Banc of America Large Loan, Inc. floater:
Series 2005-MIB1:
Class F, 0.7185% 3/15/22 (d)(g)	78,149	75,023
Class G, 0.7785% 3/15/22 (d)(g)	320,652	301,413
Class H, 1.0285% 3/15/22 (d)(g)	500,000	465,000
Series 2006-BIX1:
Class F, 0.5585% 10/15/19 (d)(g)	201,139	189,071
Class G, 0.5785% 10/15/19 (d)(g)	137,009	121,938
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class M1, 1.094% 12/25/33 (d)(g)	8,340	5,906
Series 2004-1:
Class A, 0.604% 4/25/34 (d)(g)	397,114	319,677
Class B, 2.144% 4/25/34 (d)(g)	48,109	27,819
Class M1, 0.804% 4/25/34 (d)(g)	27,856	19,390
Class M2, 1.444% 4/25/34 (d)(g)	26,869	18,622
Series 2005-2A:
Class A1, 0.554% 8/25/35 (d)(g)	138,208	90,224
Class M1, 0.674% 8/25/35 (d)(g)	10,255	5,277
Class M2, 0.724% 8/25/35 (d)(g)	16,913	7,702
Class M3, 0.744% 8/25/35 (d)(g)	9,358	3,725
Series 2005-3A:
Class A2, 0.644% 11/25/35 (d)(g)	49,047	32,402
Class M1, 0.684% 11/25/35 (d)(g)	8,948	5,131
Class M2, 0.734% 11/25/35 (d)(g)	11,360	6,259
Class M3, 0.754% 11/25/35 (d)(g)	10,167	5,366
Class M4, 0.844% 11/25/35 (d)(g)	12,667	6,118
Series 2005-4A:
Class A2, 0.634% 1/25/36 (d)(g)	849,021	526,318
Class B1, 1.644% 1/25/36 (d)(g)	57,128	7,578
Class M1, 0.694% 1/25/36 (d)(g)	267,032	115,241
Class M2, 0.714% 1/25/36 (d)(g)	101,331	39,332
Class M3, 0.744% 1/25/36 (d)(g)	108,903	38,096
Class M4, 0.854% 1/25/36 (d)(g)	55,726	17,315
Class M5, 0.894% 1/25/36 (d)(g)	55,726	15,080
Class M6, 0.944% 1/25/36 (d)(g)	56,551	10,932
Series 2006-1:
Class A2, 0.604% 4/25/36 (d)(g)	26,574	18,381
Class M1, 0.624% 4/25/36 (d)(g)	9,504	5,374
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bayview Commercial Asset Trust: - continued
floater:
Series 2006-1:
Class M2, 0.644% 4/25/36 (d)(g)	$ 10,042	$ 5,290
Class M3, 0.664% 4/25/36 (d)(g)	8,640	4,253
Class M4, 0.764% 4/25/36 (d)(g)	4,896	2,202
Class M5, 0.804% 4/25/36 (d)(g)	4,752	1,902
Class M6, 0.884% 4/25/36 (d)(g)	9,476	3,603
Series 2006-2A:
Class A1, 0.474% 7/25/36 (d)(g)	259,565	164,340
Class A2, 0.524% 7/25/36 (d)(g)	23,434	14,060
Class B1, 1.114% 7/25/36 (d)(g)	8,774	1,035
Class B3, 2.944% 7/25/36 (d)(g)	13,256	540
Class M1, 0.554% 7/25/36 (d)(g)	24,587	9,851
Class M2, 0.574% 7/25/36 (d)(g)	17,347	6,256
Class M3, 0.594% 7/25/36 (d)(g)	14,389	4,678
Class M4, 0.664% 7/25/36 (d)(g)	9,716	2,798
Class M5, 0.714% 7/25/36 (d)(g)	11,943	2,960
Class M6, 0.784% 7/25/36 (d)(g)	17,818	2,863
Series 2006-3A:
Class B1, 1.044% 10/25/36 (d)(g)	17,096	341
Class M4, 0.674% 10/25/36 (d)(g)	19,070	1,874
Class M5, 0.724% 10/25/36 (d)(g)	22,830	1,662
Class M6, 0.804% 10/25/36 (d)(g)	44,739	2,071
Series 2006-4A:
Class A1, 0.474% 12/25/36 (d)(g)	80,895	53,517
Class A2, 0.514% 12/25/36 (d)(g)	366,687	187,010
Class B1, 0.944% 12/25/36 (d)(g)	12,818	1,197
Class B2, 1.494% 12/25/36 (d)(g)	13,264	792
Class B3, 2.694% 12/25/36 (d)(g)	7,863	162
Class M1, 0.534% 12/25/36 (d)(g)	25,981	9,901
Class M2, 0.554% 12/25/36 (d)(g)	17,714	5,958
Class M3, 0.584% 12/25/36 (d)(g)	17,714	5,167
Class M4, 0.644% 12/25/36 (d)(g)	21,257	4,927
Class M5, 0.684% 12/25/36 (d)(g)	19,486	3,216
Class M6, 0.764% 12/25/36 (d)(g)	17,714	2,163
Series 2007-1:
Class A2, 0.514% 3/25/37 (d)(g)	402,662	193,278
Class B1, 0.914% 3/25/37 (d)(g)	128,564	9,273
Class B2, 1.394% 3/25/37 (d)(g)	83,390	3,589
Class M1, 0.514% 3/25/37 (d)(g)	110,105	35,940
Class M2, 0.534% 3/25/37 (d)(g)	83,359	21,615
Class M3, 0.564% 3/25/37 (d)(g)	72,394	14,491
Class M4, 0.614% 3/25/37 (d)(g)	54,606	8,083
Class M5, 0.664% 3/25/37 (d)(g)	91,283	11,502
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bayview Commercial Asset Trust: - continued
floater:
Series 2007-1:
Class M6, 0.744% 3/25/37 (d)(g)	$ 125,885	$ 12,986
Series 2007-2A:
Class A1, 0.514% 7/25/37 (d)(g)	66,815	34,451
Class A2, 0.564% 7/25/37 (d)(g)	62,579	21,903
Class B1, 1.844% 7/25/37 (d)(g)	19,608	746
Class B2, 2.494% 7/25/37 (d)(g)	6,305	334
Class M1, 0.614% 7/25/37 (d)(g)	22,304	3,379
Class M2, 0.654% 7/25/37 (d)(g)	12,516	1,380
Class M3, 0.734% 7/25/37 (d)(g)	12,676	1,111
Class M4, 0.894% 7/25/37 (d)(g)	24,406	1,905
Class M5, 0.994% 7/25/37 (d)(g)	21,582	1,411
Class M6, 1.244% 7/25/37 (d)(g)	27,390	1,428
Series 2007-3:
Class A2, 0.534% 7/25/37 (d)(g)	101,790	43,547
Class B1, 1.194% 7/25/37 (d)(g)	87,598	7,307
Class B2, 1.844% 7/25/37 (d)(g)	224,232	11,945
Class B3, 4.244% 7/25/37 (d)(g)	27,085	612
Class M1, 0.554% 7/25/37 (d)(g)	76,901	25,383
Class M2, 0.584% 7/25/37 (d)(g)	80,851	21,944
Class M3, 0.614% 7/25/37 (d)(g)	130,872	28,799
Class M4, 0.744% 7/25/37 (d)(g)	206,954	36,514
Class M5, 0.844% 7/25/37 (d)(g)	103,167	13,749
Class M6, 1.044% 7/25/37 (d)(g)	80,569	8,794
Series 2007-4A:
Class A2, 0.794% 9/25/37 (d)(g)	854,985	213,746
Class B1, 2.794% 9/25/37 (d)(g)	89,902	3,234
Class M1, 1.194% 9/25/37 (d)(g)	132,484	11,609
Class M2, 1.294% 9/25/37 (d)(g)	132,484	8,044
Class M4, 1.844% 9/25/37 (d)(g)	349,137	15,080
Class M5, 1.994% 9/25/37 (d)(g)	349,137	11,131
Class M6, 2.194% 9/25/37 (d)(g)	349,223	7,163
Series 2004-1, Class IO, 1.25% 4/25/34 (d)(i)	3,028,722	110,548
Series 2006-2A Class IO, 3.1745% 7/25/36 (c)(d)(i)	8,827,640	290,412
Bear Stearns Commercial Mortgage Securities Trust:
floater:
Series 2006-BBA7:
Class H, 0.8985% 3/15/19 (d)(g)	52,914	50,821
Class J, 1.0985% 3/15/19 (d)(g)	51,667	44,446
Series 2007-BBA8:
Class D, 0.4985% 3/15/22 (d)(g)	52,963	45,443
Class E, 0.5485% 3/15/22 (d)(g)	275,033	233,231
Class F, 0.5985% 3/15/22 (d)(g)	168,653	139,647
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bear Stearns Commercial Mortgage Securities Trust: - continued
floater:
Series 2007-BBA8:
Class G, 0.6485% 3/15/22 (d)(g)	$ 43,346	$ 35,458
Class H, 0.7985% 3/15/22 (d)(g)	52,963	42,265
Class J, 0.9485% 3/15/22 (d)(g)	52,963	41,206
Series 2004-PWR6 Class X2, 0.848% 11/11/41 (g)(i)	4,145,469	23,675
Series 2005-PWR9 Class X2, 0.5336% 9/11/42 (d)(g)(i)	26,814,187	166,087
C-BASS Trust floater Series 2006-SC1 Class A, 0.514% 5/25/36 (d)(g)	92,740	76,473
CDC Commercial Mortgage Trust Series 2002-FX1 Class XCL, 1.5913% 5/15/35 (d)(g)(i)	8,921,862	208,780
Citigroup Commercial Mortgage Trust floater Series 2006-FL2:
Class G, 0.5835% 8/15/21 (d)(g)	26,524	25,280
Class H, 0.6235% 8/15/21 (d)(g)	45,122	42,168
Citigroup/Deutsche Bank Commercial Mortgage Trust Series 2006-CD3 Class X3, 0.6703% 10/15/48 (g)(i)	43,934,058	360,655
Cobalt CMBS Commercial Mortgage Trust sequential payer Series 2007-C2 Class A2, 5.334% 4/15/47	882,936	890,214
COMM pass-thru certificates:
floater:
Series 2005-F10A:
Class G, 0.7985% 4/15/17 (d)(g)	9,883	9,522
Class H, 0.8685% 4/15/17 (d)(g)	21,773	18,800
Class J, 1.0985% 4/15/17 (d)(g)	16,697	11,688
Series 2005-FL11:
Class F, 0.6985% 11/15/17 (d)(g)	23,597	21,001
Class G, 0.7485% 11/15/17 (d)(g)	16,356	14,393
Series 2006-CN2A Class A2FL, 0.4825% 2/5/19 (d)(g)	310,000	293,221
sequential payer Series 2006-CN2A Class A2FX, 5.449% 2/5/19 (d)	1,375,000	1,337,153
Series 2005-LP5 Class XP, 0.4391% 5/10/43 (g)(i)	5,873,922	2,203
Series 2006-CN2A Class E, 5.7556% 2/5/19 (d)(g)	630,000	597,747
Commercial Mortgage pass-thru certificates:
Series 2004-LB4A Class A5, 4.84% 10/15/37	3,510,000	3,730,993
Series 2011-STRT Class A, 2.555% 12/10/24 (d)	1,170,000	1,173,413
Credit Suisse Commercial Mortgage Trust:
sequential payer Series 2007-C3 Class A2, 5.9018% 6/15/39 (g)	554,446	556,106
Series 2006-C5 Class ASP, 0.8652% 12/15/39 (g)(i)	33,856,114	406,883
Commercial Mortgage Securities - continued
	Principal Amount	Value
Credit Suisse First Boston Mortgage Securities Corp.:
Series 2001-CK6 Class AX, 1.1089% 8/15/36 (g)(i)	$ 2,226,326	$ 5,677
Series 2003-C4 Class A4, 5.137% 8/15/36	1,140,000	1,189,321
Series 2005-C1 Class ASP, 0.5114% 2/15/38 (d)(g)(i)	10,138,085	193
Series 2005-C2 Class ASP, 0.7388% 4/15/37 (d)(g)(i)	8,868,679	9,853
Credit Suisse Mortgage Capital Certificates floater Series 2007-TFL1:
Class C:
0.4185% 2/15/22 (d)(g)	236,650	210,003
0.5185% 2/15/22 (d)(g)	84,521	74,142
Class F, 0.5685% 2/15/22 (d)(g)	169,020	146,540
DBUBS 2011 LC3 Series 2011-LC3A Class A1, 2.238% 8/10/44	424,908	434,297
GE Capital Commercial Mortgage Corp. Series 2001-1 Class X1, 1.5729% 5/15/33 (d)(g)(i)	1,141,488	10,148
GMAC Commercial Mortgage Securities, Inc.:
sequential payer Series 2003-C2:
Class A1, 4.576% 5/10/40	790,820	811,757
Class A2, 5.6355% 5/10/40 (g)	590,000	623,453
Series 2004-C2 Class A4, 5.301% 8/10/38	1,200,000	1,296,493
Greenwich Capital Commercial Funding Corp.:
floater Series 2006-FL4 Class B, 0.4525% 11/5/21 (d)(g)	1,170,000	1,136,464
sequential payer Series 2005-GG3 Class A2, 4.305% 8/10/42 (g)	705,802	705,672
Series 2007-GG11 Class A1, 0.4565% 12/10/49 (d)(g)(i)	80,112,209	497,176
GS Mortgage Securities Corp. II:
floater:
Series 2006-FL8A Class F, 0.7025% 6/6/20 (d)(g)	105,970	100,040
Series 2007-EOP:
Class A1, 1.1031% 3/6/20 (d)(g)	2,307,411	2,290,106
Class C, 2.1455% 3/6/20 (d)(g)	720,000	700,704
Class D, 2.3636% 3/6/20 (d)(g)	215,000	208,378
Class E, 2.6688% 3/6/20 (d)(g)	360,000	347,112
Class F, 2.8433% 3/6/20 (d)(g)	180,000	172,836
Class G, 3.0177% 3/6/20 (d)(g)	90,000	85,968
Class H, 3.5846% 3/6/20 (d)(g)	150,000	143,430
Class J, 4.4568% 3/6/20 (d)(g)	215,000	206,981
sequential payer:
Series 2005-GG4 Class A3, 4.607% 7/10/39	710,000	711,116
Commercial Mortgage Securities - continued
	Principal Amount	Value
GS Mortgage Securities Corp. II: - continued
sequential payer Series 2004-GG2 Class A6, 5.396% 8/10/38 (g)	$ 1,340,000	$ 1,447,271
Series 2006-GG6 Class A2, 5.506% 4/10/38	363,207	369,098
GS Mortgage Securities Trust:
sequential payer Series 2006-GG8 Class A2, 5.479% 11/10/39	1,279,426	1,287,216
Series 2011-GC5 Class A1, 1.468% 8/10/44 (g)	1,047,720	1,051,638
Series 2012-GC6 Class A1, 1.282% 1/10/45	480,000	481,043
JPMorgan Chase Commercial Mortgage Securities Corp.:
floater Series 2011-CCHP Class A, 2.6% 7/15/28 (d)(g)	3,430,000	3,429,695
sequential payer Series 2003-C1 Class A2, 4.985% 1/12/37	980,000	1,005,777
Series 2003-CB7 Class A4, 4.879% 1/12/38 (g)	473,009	497,560
Series 2006-LDP7 Class A2, 6.0508% 4/15/45 (g)	33,019	33,130
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2006-FLA2:
Class D, 0.4785% 11/15/18 (d)(g)	19,246	16,936
Class E, 0.5285% 11/15/18 (d)(g)	27,273	23,454
Class F, 0.5785% 11/15/18 (d)(g)	40,905	34,769
Class G, 0.6085% 11/15/18 (d)(g)	35,550	29,151
Class H, 0.7485% 11/15/18 (d)(g)	27,279	21,277
sequential payer:
Series 2005-LDP5 Class A2, 5.198% 12/15/44	1,090,000	1,100,133
Series 2007-LD11 Class A2, 5.9895% 6/15/49 (g)	1,077,516	1,086,742
Series 2007-LDPX Class A2 S, 5.305% 1/15/49	390,954	391,036
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2003-C3 Class A4, 4.166% 5/15/32	440,000	452,908
Series 2006-C1 Class A2, 5.084% 2/15/31	944,925	954,731
Series 2007-C6 Class A2, 5.845% 7/15/40	681,118	692,374
Series 2004-C8, 4.799% 12/15/29	1,240,000	1,324,279
Series 2005-C7 Class XCP, 0.3371% 11/15/40 (g)(i)	48,698,284	77,966
Series 2006-C1 Class XCP, 0.5146% 2/15/41 (g)(i)	35,503,479	128,913
Series 2006-C6 Class XCP, 0.8617% 9/15/39 (g)(i)	17,983,510	192,495
Series 2007-C1 Class XCP, 0.6167% 2/15/40 (g)(i)	6,713,062	56,860
Series 2007-C2 Class XCP, 0.6911% 2/15/40 (g)(i)	35,599,956	355,893
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2006-LLFA:
Class F, 0.5885% 9/15/21 (d)(g)	145,070	121,158
Class G, 0.6085% 9/15/21 (d)(g)	286,588	230,752
Class H, 0.6485% 9/15/21 (d)(g)	73,934	56,572
Commercial Mortgage Securities - continued
	Principal Amount	Value
Merrill Lynch Mortgage Trust:
sequential payer Series 2005-MKB2 Class A2, 4.806% 9/12/42	$ 117,242	$ 117,446
Series 2005-MCP1 Class XP, 0.8267% 6/12/43 (g)(i)	7,848,810	68,999
Series 2005-MKB2 Class XP, 0.4028% 9/12/42 (g)(i)	3,586,854	10,689
Merrill Lynch-CFC Commercial Mortgage Trust:
sequential payer Series 2007-9 Class A2, 5.59% 9/12/49	769,747	778,930
Series 2006-4 Class XP, 0.8109% 12/12/49 (g)(i)	13,440,465	224,254
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF Class C, 1.449% 7/15/19 (d)(g)	45,397	26,330
Series 2007-XLFA:
Class D, 0.439% 10/15/20 (d)(g)	84,694	76,299
Class E, 0.499% 10/15/20 (d)(g)	105,926	90,130
Class F, 0.549% 10/15/20 (d)(g)	63,569	48,368
Class G, 0.589% 10/15/20 (d)(g)	78,581	57,433
Class H, 0.679% 10/15/20 (d)(g)	49,464	28,733
Class J, 0.829% 10/15/20 (d)(g)	28,936	12,034
Class MHRO, 0.939% 10/15/20 (d)(g)	21,668	18,201
Class NHRO, 1.139% 10/15/20 (d)(g)	31,646	25,950
sequential payer:
Series 2003-IQ4 Class A2, 4.07% 5/15/40	398,575	408,400
Series 2007-IQ14 Class A2, 5.61% 4/15/49	1,890,909	1,947,076
Series 2005-HQ5 Class X2, 0.3921% 1/14/42 (g)(i)	8,731,786	23,890
Series 2005-TOP17 Class X2, 0.8024% 12/13/41 (g)(i)	6,316,817	36,050
Series 2011-C3 Class A1, 2.178% 7/15/49	2,407,946	2,448,513
Morgan Stanley Dean Witter Capital I Trust sequential payer Series 2003-T11 Class A4, 5.15% 6/13/41	505,147	524,388
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2006-WL7A:
Class A1, 0.3751% 9/15/21 (d)(g)	1,832,587	1,765,247
Class E, 0.5696% 9/15/21 (d)(g)	176,861	138,527
Class F, 0.6296% 9/15/21 (d)(g)	238,334	179,526
Class G, 0.6496% 9/15/21 (d)(g)	225,785	163,300
Class J, 0.8896% 9/15/21 (d)(g)	50,198	22,752
Series 2007-WHL8:
Class AP1, 0.9485% 6/15/20 (d)(g)	11,855	10,669
Class AP2, 1.0485% 6/15/20 (d)(g)	19,414	17,084
Class F, 0.7285% 6/15/20 (d)(g)	376,985	245,040
Series 2003-C9 Class A4, 5.012% 12/15/35	1,490,000	1,576,539
Commercial Mortgage Securities - continued
	Principal Amount	Value
Wachovia Bank Commercial Mortgage Trust: - continued
Series 2005-C18 Class XP, 0.488% 4/15/42 (d)(g)(i)	$ 11,626,167	$ 8,069
Series 2006-C23 Class X, 0.2568% 1/15/45 (d)(g)(i)	202,200,881	301,684
Series 2007-C30 Class XP, 0.6327% 12/15/43 (d)(g)(i)	35,983,383	351,558
Series 2007-C31A Class A2, 5.421% 4/15/47	767,337	797,284
WaMu Commercial Mortgage Securities Trust sequential payer Series 2005-C1A Class AJ, 5.19% 5/25/36 (d)	116,486	116,391
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $60,798,268)		56,628,313
Municipal Securities - 0.7%

Illinois Gen. Oblig. Series 2010, 3.321% 1/1/13	1,780,000	1,814,906
Indiana Fin. Auth.'s Econ. Dev. Bonds (Republic Svcs., Inc. Proj.) Series A, 0.85%, tender 6/1/12 (g)(h)	600,000	600,000
Kentucky Econ. Dev. Fin. Auth. Solid Waste Disp. Rev. Bonds (Republic Svcs., Inc. Proj.) Series A, 0.85%, tender 6/1/12 (g)(h)	1,500,000	1,500,000
Louisville/Jefferson County Metropolitan Govt. Poll. Cont. Rev. Bonds (Louisville Gas and Electronic Co. Proj.):
Series 2003 A, 1.9%, tender 4/2/12 (g)	600,000	600,570
Series 2007 B, 1.9%, tender 6/1/12 (g)	600,000	601,806
New York State Energy Research & Dev. Auth. Facilities Rev. Bonds (Consolidated Edison Co. of New York, Inc. Proj.) Series 2010 A, 1.45%, tender 11/1/12 (g)(h)	2,300,000	2,313,524
Ohio Solid Waste Rev. Bonds (Republic Svcs., Inc. Proj.) 0.7%, tender 6/1/12 (g)	900,000	900,000
Pennsylvania Econ. Dev. Fing. Auth. Solid Waste Disp. Rev. Bonds (Republic Svcs., Inc. Proj.) Series 2010 A, 0.85%, tender 4/2/12 (g)(h)	700,000	700,000
TOTAL MUNICIPAL SECURITIES (Cost $8,978,880)		9,030,806
Foreign Government and Government Agency Obligations - 0.4%
	Principal Amount	Value
Ontario Province 1.375% 1/27/14	$ 3,750,000	$ 3,809,573
United Mexican States 6.625% 3/3/15	1,300,000	1,483,950
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $5,211,946)		5,293,523
Commercial Paper - 0.3%

Vodafone Group PLC yankee:
1% 6/11/12	1,500,000	1,497,258
1% 6/11/12	1,500,000	1,497,258
Weatherford International Ltd. yankee 0.82% 5/14/12	1,000,000	998,896
TOTAL COMMERCIAL PAPER (Cost $3,989,708)		3,993,412
Money Market Funds - 0.4%
	Shares
Fidelity Cash Central Fund, 0.12% (a) (Cost $4,845,587)	4,845,587	4,845,587
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $1,308,907,792)		1,312,065,810
NET OTHER ASSETS (LIABILITIES) - 0.0%		22,882
NET ASSETS - 100%		$ 1,312,088,692
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Eurodollar Contracts
20 Eurodollar 90 Day Index Contracts	June 2012	$ 19,977,500	$ 4,199

Swap Agreements
	Expiration Date	Notional Amount	Value
Credit Default Swaps

Receive monthly notional amount multiplied by .82% and pay UBS upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC6 Class M3, 5.6413% 7/25/34 (Rating-Ca) (f)

	August 2034	$ 64,419	$ (49,828)
Receive monthly notional amount multiplied by 2.61% and pay Goldman Sachs upon credit event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-A Class B3, 7.0413% 1/25/34 (Rating-C) (f)	Feb. 2034	1,009	(942)
Receive monthly notional amount multiplied by 3.05% and pay Merrill Lynch upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8, Class B3, 7.2913% 9/25/34 (Rating-Ca) (f)	Oct. 2034	85,210	(71,783)
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE7, Class B3, 9.01% 8/25/34 (Rating-C) (f)	Sept. 2034	62,549	(54,535)
		$ 213,187	$ (177,088)
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(b) Non-income producing - Security is in default.
(c) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $140,271,565 or 10.7% of net assets.

(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $9,994.

(f) Represents a credit default swap contract in which the Fund has sold protection on the underlying reference entity. The value of each credit default swap and the credit rating can be measures of the current payment/performance risk. For the underlying reference entity, ratings disclosed are from Moody's Investors Service, Inc. Where Moody's ratings are not available, S&P ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes. Where a credit rating is not disclosed, the value is used as the measure of the payment/performance risk.

(g) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(h) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(i) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

(j) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,136,845 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Iberbond 2004 PLC 4.826% 12/24/17	11/30/05	$ 1,142,771
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,596
Other Information

The following is a summary of the inputs used, as of February 29, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 413,114,695	$ -	$ 411,977,850	$ 1,136,845
U.S. Government and Government Agency Obligations	547,586,109	-	547,586,109	-
U.S. Government Agency - Mortgage Securities	58,065,321	-	58,065,321	-
Asset-Backed Securities	158,575,533	-	155,072,944	3,502,589
Collateralized Mortgage Obligations	54,932,511	-	54,866,714	65,797
Commercial Mortgage Securities	56,628,313	-	53,949,592	2,678,721
Municipal Securities	9,030,806	-	9,030,806	-
Foreign Government and Government Agency Obligations	5,293,523	-	5,293,523	-
Commercial Paper	3,993,412	-	3,993,412	-
Money Market Funds	4,845,587	4,845,587	-	-
Total Investments in Securities:	$ 1,312,065,810	$ 4,845,587	$ 1,299,836,271	$ 7,383,952
Derivative Instruments:
Assets
Futures Contracts	$ 4,199	$ 4,199	$ -	$ -
Liabilities
Swap Agreements	$ (177,088)	$ -	$ -	$ (177,088)
Total Derivative Instruments:	$ (172,889)	$ 4,199	$ -	$ (177,088)
The following is a reconciliation of Investments in Securities and Derivative Instruments for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 13,922,827
Total Realized Gain (Loss)	(2,263,407)
Total Unrealized Gain (Loss)	2,792,408
Cost of Purchases	-
Proceeds of Sales	(2,338,000)
Amortization/Accretion	(4,314)
Transfers in to Level 3	1,387,940
Transfers out of Level 3	(6,113,502)
Ending Balance	$ 7,383,952
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at February 29, 2012	$ 565,793
Derivative Instruments:
Swap Agreements
Beginning Balance	$ (121,041)
Total Unrealized Gain (Loss)	(56,047)
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ (177,088)
Realized gain (loss) on Swap Agreements for the period	$ 3,635
The change in unrealized gain (loss) for the period attributable to Level 3 Swap Agreements held at February 29, 2012	$ (56,047)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities and Derivative Instruments identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of February 29, 2012. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type	Value
	Asset	Liability
Credit Risk
Swap Agreements (a)	$ -	$ (177,088)
Interest Rate Risk
Futures Contracts (b)	4,199	-
Total Value of Derivatives	$ 4,199	$ (177,088)
(a) Value is disclosed on the Statement of Assets and Liabilities in the Swap agreements, at value line-items.

(b) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	88.9%
United Kingdom	3.2%
Canada	2.2%
Netherlands	1.2%
Australia	1.0%
Others (Individually Less Than 1%)	3.5%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	February 29, 2012

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $1,304,062,205)	$ 1,307,220,223
Fidelity Central Funds (cost $4,845,587)	4,845,587
Total Investments (cost $1,308,907,792)		$ 1,312,065,810
Cash		42,101
Receivable for investments sold		6,417,666
Receivable for swap agreements		628
Receivable for fund shares sold		2,390,432
Interest receivable		4,598,151
Distributions receivable from Fidelity Central Funds		922
Receivable for daily variation margin on futures contracts		1,250
Prepaid expenses		1,837
Total assets		1,325,518,797

Liabilities
Payable for investments purchased	$ 4,584,231
Payable for fund shares redeemed	7,780,307
Distributions payable	102,806
Swap agreements, at value	177,088
Accrued management fee	346,942
Distribution and service plan fees payable	156,724
Other affiliated payables	209,326
Other payables and accrued expenses	72,681
Total liabilities		13,430,105

Net Assets		$ 1,312,088,692
Net Assets consist of:
Paid in capital		$ 1,355,998,540
Undistributed net investment income		68,503
Accumulated undistributed net realized gain (loss) on investments		(46,963,481)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		2,985,130
Net Assets		$ 1,312,088,692

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

February 29, 2012

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($219,926,870 ÷ 23,693,118 shares)	$ 9.28

Maximum offering price per share (100/98.50 of $9.28)	$ 9.42
Class T: Net Asset Value and redemption price per share ($152,190,512 ÷ 16,381,885 shares)	$ 9.29

Maximum offering price per share (100/98.50 of $9.29)	$ 9.43
Class B: Net Asset Value and offering price per share ($9,058,085 ÷ 974,179 shares)A	$ 9.30

Class C: Net Asset Value and offering price per share ($122,092,620 ÷ 13,136,971 shares)A	$ 9.29

Institutional Class: Net Asset Value, offering price and redemption price per share ($808,820,605 ÷ 87,062,137 shares)	$ 9.29

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

	Six months ended February 29, 2012

Investment Income
Interest		$ 11,514,183
Income from Fidelity Central Funds		1,596
Total income		11,515,779

Expenses
Management fee	$ 2,093,658
Transfer agent fees	1,048,291
Distribution and service plan fees	980,273
Accounting fees and expenses	227,686
Custodian fees and expenses	18,145
Independent trustees' compensation	2,464
Registration fees	59,587
Audit	88,962
Legal	2,217
Miscellaneous	5,223
Total expenses before reductions	4,526,506
Expense reductions	(1,999)	4,524,507
Net investment income (loss)		6,991,272
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	1,349,918
Swap agreements	3,635
Total net realized gain (loss)		1,353,553
Change in net unrealized appreciation (depreciation) on: Investment securities	(739,186)
Futures contracts	4,199
Swap agreements	(56,047)
Total change in net unrealized appreciation (depreciation)		(791,034)
Net gain (loss)		562,519
Net increase (decrease) in net assets resulting from operations		$ 7,553,791

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended February 29, 2012	Year ended August 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 6,991,272	$ 17,712,935
Net realized gain (loss)	1,353,553	10,408,684
Change in net unrealized appreciation (depreciation)	(791,034)	(2,530,497)
Net increase (decrease) in net assets resulting from operations	7,553,791	25,591,122
Distributions to shareholders from net investment income	(8,040,807)	(17,998,623)
Share transactions - net increase (decrease)	36,995,181	32,684,771
Total increase (decrease) in net assets	36,508,165	40,277,270

Net Assets
Beginning of period	1,275,580,527	1,235,303,257
End of period (including undistributed net investment income of $68,503 and undistributed net investment income of $1,118,038, respectively)	$ 1,312,088,692	$ 1,275,580,527

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended February 29,	Years ended August 31,
	2012	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 9.29	$ 9.23	$ 8.96	$ 8.94	$ 9.25	$ 9.39
Income from Investment Operations
Net investment income (loss) E	.048	.134	.189	.237	.364	.414
Net realized and unrealized gain (loss)	(.002) H	.062	.273	.007	(.315)	(.154)
Total from investment operations	.046	.196	.462	.244	.049	.260
Distributions from net investment income	(.056)	(.136)	(.192)	(.224)	(.359)	(.400)
Net asset value, end of period	$ 9.28	$ 9.29	$ 9.23	$ 8.96	$ 8.94	$ 9.25
Total Return B,C,D	.50%	2.14%	5.21%	2.81%	.51%	2.79%
Ratios to Average Net Assets F,I
Expenses before reductions	.70% A	.70%	.71%	.74%	.78%	.78%
Expenses net of fee waivers, if any	.70% A	.70%	.71%	.74%	.78%	.78%
Expenses net of all reductions	.70% A	.70%	.71%	.74%	.78%	.77%
Net investment income (loss)	1.05% A	1.44%	2.07%	2.70%	3.98%	4.41%
Supplemental Data
Net assets, end of period (000 omitted)	$ 219,927	$ 250,546	$ 254,410	$ 265,959	$ 342,015	$ 412,412
Portfolio turnover rate G	69% A	204%	217%	318% J	94%	91% J

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended February 29,	Years ended August 31,
	2012	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 9.29	$ 9.24	$ 8.97	$ 8.94	$ 9.26	$ 9.40
Income from Investment Operations
Net investment income (loss) E	.048	.134	.189	.237	.368	.417
Net realized and unrealized gain (loss)	.008	.052	.273	.016	(.327)	(.154)
Total from investment operations	.056	.186	.462	.253	.041	.263
Distributions from net investment income	(.056)	(.136)	(.192)	(.223)	(.361)	(.403)
Net asset value, end of period	$ 9.29	$ 9.29	$ 9.24	$ 8.97	$ 8.94	$ 9.26
Total Return B,C,D	.60%	2.03%	5.20%	2.91%	.43%	2.82%
Ratios to Average Net Assets F,H
Expenses before reductions	.71% A	.70%	.71%	.75%	.76%	.75%
Expenses net of fee waivers, if any	.71% A	.70%	.71%	.75%	.76%	.75%
Expenses net of all reductions	.71% A	.70%	.71%	.75%	.76%	.75%
Net investment income (loss)	1.05% A	1.44%	2.08%	2.70%	4.01%	4.44%
Supplemental Data
Net assets, end of period (000 omitted)	$ 152,191	$ 163,217	$ 189,230	$ 253,439	$ 334,850	$ 516,227
Portfolio turnover rate G	69% A	204%	217%	318% I	94%	91% I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended February 29,	Years ended August 31,
	2012	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 9.30	$ 9.24	$ 8.97	$ 8.95	$ 9.27	$ 9.41
Income from Investment Operations
Net investment income (loss) E	.011	.059	.115	.167	.295	.344
Net realized and unrealized gain (loss)	.007	.062	.273	.007	(.326)	(.155)
Total from investment operations	.018	.121	.388	.174	(.031)	.189
Distributions from net investment income	(.018)	(.061)	(.118)	(.154)	(.289)	(.329)
Net asset value, end of period	$ 9.30	$ 9.30	$ 9.24	$ 8.97	$ 8.95	$ 9.27
Total Return B,C,D	.20%	1.31%	4.35%	2.00%	(.36)%	2.01%
Ratios to Average Net Assets F,H
Expenses before reductions	1.52% A	1.52%	1.52%	1.54%	1.55%	1.54%
Expenses net of fee waivers, if any	1.52% A	1.52%	1.52%	1.54%	1.55%	1.54%
Expenses net of all reductions	1.52% A	1.52%	1.52%	1.54%	1.55%	1.53%
Net investment income (loss)	.24% A	.63%	1.26%	1.91%	3.22%	3.65%
Supplemental Data
Net assets, end of period (000 omitted)	$ 9,058	$ 9,337	$ 12,587	$ 12,579	$ 11,617	$ 19,895
Portfolio turnover rate G	69% A	204%	217%	318% I	94%	91% I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended February 29,	Years ended August 31,
	2012	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 9.30	$ 9.24	$ 8.97	$ 8.95	$ 9.26	$ 9.40
Income from Investment Operations
Net investment income (loss) E	.009	.056	.113	.164	.291	.340
Net realized and unrealized gain (loss)	(.002) H	.062	.273	.006	(.315)	(.155)
Total from investment operations	.007	.118	.386	.170	(.024)	.185
Distributions from net investment income	(.017)	(.058)	(.116)	(.150)	(.286)	(.325)
Net asset value, end of period	$ 9.29	$ 9.30	$ 9.24	$ 8.97	$ 8.95	$ 9.26
Total Return B,C,D	.07%	1.29%	4.33%	1.95%	(.29)%	1.98%
Ratios to Average Net Assets F,H
Expenses before reductions	1.55% A	1.54%	1.54%	1.57%	1.58%	1.57%
Expenses net of fee waivers, if any	1.55% A	1.54%	1.54%	1.57%	1.58%	1.57%
Expenses net of all reductions	1.55% A	1.54%	1.54%	1.57%	1.58%	1.57%
Net investment income (loss)	.20% A	.61%	1.24%	1.87%	3.18%	3.62%
Supplemental Data
Net assets, end of period (000 omitted)	$ 122,093	$ 132,589	$ 131,947	$ 103,378	$ 97,150	$ 129,105
Portfolio turnover rate G	69% A	204%	217%	318% I	94%	91% I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended February 29,	Years ended August 31,
	2012	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 9.29	$ 9.24	$ 8.97	$ 8.94	$ 9.26	$ 9.40
Income from Investment Operations
Net investment income (loss) D	.056	.150	.205	.255	.385	.435
Net realized and unrealized gain (loss)	.008	.052	.273	.016	(.324)	(.154)
Total from investment operations	.064	.202	.478	.271	.061	.281
Distributions from net investment income	(.064)	(.152)	(.208)	(.241)	(.381)	(.421)
Net asset value, end of period	$ 9.29	$ 9.29	$ 9.24	$ 8.97	$ 8.94	$ 9.26
Total Return B,C	.69%	2.21%	5.38%	3.12%	.65%	3.02%
Ratios to Average Net Assets E,G
Expenses before reductions	.53% A	.53%	.53%	.54%	.54%	.55%
Expenses net of fee waivers, if any	.53% A	.53%	.53%	.54%	.54%	.55%
Expenses net of all reductions	.53% A	.53%	.53%	.54%	.54%	.55%
Net investment income (loss)	1.22% A	1.62%	2.25%	2.90%	4.23%	4.64%
Supplemental Data
Net assets, end of period (000 omitted)	$ 808,821	$ 719,891	$ 647,129	$ 618,098	$ 589,076	$ 361,894
Portfolio turnover rate F	69% A	204%	217%	318% H	94%	91% H

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended February 29, 2012

1. Organization.

Fidelity Advisor Short Fixed-Income Fund (the Fund) is a fund of Fidelity Advisor Series II (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of four years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by FMR and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC web site or upon request.

Semiannual Report

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of February 29, 2012 for the Fund's investments, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, foreign government and government agency obligations, municipal securities, U.S. government and government agency obligations and commercial paper, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and

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Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

are generally categorized as Level 2 in the hierarchy. For asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. Swaps are marked-to-market daily based on valuations from independent pricing services or dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Pricing services utilize matrix pricing which considers comparisons to interest rate curves, credit spread curves, default possibilities and recovery rates and, as a result, swaps are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

New Accounting Pronouncements. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update is effective during interim and annual periods beginning after December 15, 2011 and will result in additional disclosure for transfers between levels as well as expanded disclosure for securities categorized as Level 3 under the fair value hierarchy.

In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to interest income even though principal is not received until maturity. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

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Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Book-tax differences are primarily due to swap agreements, market discount, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 17,503,655
Gross unrealized depreciation	(13,841,663)
Net unrealized appreciation (depreciation) on securities and other investments	$ 3,661,992

Tax cost	$ 1,308,403,818

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. At August 31, 2011, capital loss carryforwards were as follows:

Fiscal year of expiration
2014	$ (666,090)
2015	(1,110,250)
2016	(1,361,959)
2017	(28,600,668)
2018	(16,553,917)
Total capital loss carryforward	$ (48,292,884)

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Semiannual Report

5. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund used derivative instruments (derivatives), including futures contracts and swap agreements, in order to meet its investment objectives. The strategy is to use derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risks:

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.
Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain over-the-counter (OTC) derivatives such as swap agreements, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the counterparty. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund.

Semiannual Report

Notes to Financial Statements - continued

5. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

Futures contracts are not covered by the ISDA Master Agreement, however, counterparty credit risk related to exchange-traded futures contracts is minimal because of the protection provided by the exchange on which they trade. Derivatives involve, to varying degrees, risk of loss in excess of the amounts recognized in the Statement of Assets and Liabilities.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period.

Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Credit Risk
Swap Agreements	$ 3,635	$ (56,047)
Interest Rate Risk
Futures Contracts	-	4,199
Totals (a)(b)	$ 3,635	$ (51,848)

(a) A summary of the value of derivatives by risk exposure as of period end, is included at the end of the Schedule of Investments and is representative of activity for the period.

(b) Total derivatives change in net unrealized appreciation (depreciation) included in the Statement of Operations is comprised of $4,199 for futures contracts and $(56,047) for swap agreements.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the bond market, and to fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is included in the Statement of Operations.

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5. Derivative Instruments - continued

Futures Contracts - continued

The underlying face amount at value of open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

Swap Agreements. A swap agreement (swap) is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

Details of swaps open at period end are included in the Schedule of Investments under the caption "Swap Agreements." Swaps are marked-to-market daily and changes in value are recorded as unrealized appreciation or (depreciation) and reflected in the Statement of Assets and Liabilities. Any upfront premiums paid or received upon entering a swap to compensate for differences between stated terms of the agreement and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded as realized gain or (loss) ratably over the term of the swap. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Realized gain or (loss) is also recorded in the event of an early termination of a swap. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Credit Default Swaps. Credit default swaps enable the Fund to buy or sell protection on a debt security or a basket of securities against a defined credit event. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller acts as a guarantor of the creditworthiness of a reference obligation. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to provide a measure of protection against defaults of an issuer. The issuer may be either a single issuer or a "basket" of issuers. Periodic payments are made over the life of the contract provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay, obligation acceleration or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller.

Semiannual Report

Notes to Financial Statements - continued

5. Derivative Instruments - continued

Credit Default Swaps - continued

As a seller, if an underlying credit event occurs, the Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the reference obligation or underlying securities comprising an index or pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index.

As a buyer, if an underlying credit event occurs, the Fund will either receive from the seller an amount equal to the notional amount of the swap and deliver the reference obligation or underlying securities comprising an index or receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

The notional amount of credit default swaps is included in the Schedule of Investments and approximates the maximum potential amount of future payments that the Fund could be required to make if the Fund is the seller and a credit event were to occur. The total notional amount of all credit default swaps open at period end where the Fund is the seller amounted to $213,187 representing 0.02% of net assets.

6. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $215,794,690 and $108,661,244, respectively.

7. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .32% of the Fund's average net assets.

Semiannual Report

7. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.15%	$ 171,793	$ 5,274
Class T	-%	.15%	119,079	1,322
Class B	.65%	.25%	43,512	31,456
Class C	.75%	.25%	645,889	92,061
			$ 980,273	$ 130,113

Sales Load. FDC may receive a front-end sales charge of up to 1.50% for selling Class A and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive a contingent deferred sales charges levied on Class A, Class T, Class B and Class C redemptions. The deferred sales charges range from 3.00% to 1.00% for Class B, 1.00% for Class C, .75% or .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 18,366
Class T	5,512
Class B*	6,564
Class C*	9,636
$ 40,078

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

Notes to Financial Statements - continued

7. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 195,108.17
Class T	139,065.18
Class B	11,173.23
Class C	105,023.16
Institutional Class	597,922.15
	$ 1,048,291

* Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

8. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,811 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

9. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $1,999.

Semiannual Report

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended February 29, 2012	Year ended August 31, 2011
From net investment income
Class A	$ 1,381,558	$ 3,589,797
Class T	954,719	2,571,175
Class B	18,953	68,023
Class C	233,547	778,830
Institutional Class	5,452,030	10,990,798
Total	$ 8,040,807	$ 17,998,623

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended February 29, 2012	Year ended August 31, 2011	Six months ended February 29, 2012	Year ended August 31, 2011
Class A
Shares sold	5,581,749	12,640,586	$ 51,663,992	$ 116,964,068
Reinvestment of distributions	125,043	326,685	1,157,466	3,020,597
Shares redeemed	(8,992,414)	(13,556,554)	(83,204,618)	(125,303,809)
Net increase (decrease)	(3,285,622)	(589,283)	$ (30,383,160)	$ (5,319,144)
Class T
Shares sold	2,442,795	5,179,009	$ 22,608,483	$ 47,931,812
Reinvestment of distributions	91,303	245,526	845,769	2,271,746
Shares redeemed	(3,712,584)	(8,352,254)	(34,393,208)	(77,237,420)
Net increase (decrease)	(1,178,486)	(2,927,719)	$ (10,938,956)	$ (27,033,862)
Class B
Shares sold	227,192	401,646	$ 2,104,782	$ 3,725,761
Reinvestment of distributions	1,706	5,898	15,815	54,610
Shares redeemed	(258,443)	(765,462)	(2,396,318)	(7,079,431)
Net increase (decrease)	(29,545)	(357,918)	$ (275,721)	$ (3,299,060)
Class C
Shares sold	2,071,600	6,716,368	$ 19,201,570	$ 62,282,145
Reinvestment of distributions	19,674	62,961	182,239	582,567
Shares redeemed	(3,213,887)	(6,800,176)	(29,781,558)	(62,900,715)
Net increase (decrease)	(1,122,613)	(20,847)	$ (10,397,749)	$ (36,003)
Institutional Class
Shares sold	26,135,518	26,140,873	$ 242,026,308	$ 241,890,765
Reinvestment of distributions	558,173	1,118,484	5,170,979	10,350,571
Shares redeemed	(17,084,122)	(19,871,997)	(158,206,520)	(183,868,496)
Net increase (decrease)	9,609,569	7,387,360	$ 88,990,767	$ 68,372,840

Semiannual Report

Notes to Financial Statements - continued

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

13. Credit Risk.

The Fund invests a portion of its assets in structured securities of issuers backed by residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

Semiannual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Advisor Series II and Shareholders of Fidelity Advisor Short Fixed-Income Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Advisor Short Fixed-Income Fund (the Fund), a fund of Fidelity Advisor Series II, including the schedule of investments, as of February 29, 2012, and the related statement of operations for the six months then ended, the statements of changes in net assets for the six months ended February 29, 2012 and for the year ended August 31, 2011, and the financial highlights for the six months ended February 29, 2012 and for each of the five years in the period ended August 31, 2011. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of February 29, 2012, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Advisor Short Fixed-Income Fund as of February 29, 2012, the results of its operations for the six months then ended, the changes in its net assets for the six months ended February 29, 2012 and for the year ended August 31, 2011, and the financial highlights for the six months ended February 29, 2012 and for each of the five years in the period ended August 31, 2011, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP
DELOITTE & TOUCHE LLP

Boston, Massachusetts

April 17, 2012

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Advisor Short Fixed-Income Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and considers at each of its meetings factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established three standing committees, Operations, Audit, and Nominating and Governance, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2011 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts is fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Semiannual Report

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of the Investment Advisers' investment staff, including its size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, managing, and compensating investment personnel. The Board also noted that FMR has devoted increased resources to non-U.S. offices. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities which allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and enhancers. The Board also believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools which permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered the Investment Advisers' trading capabilities and resources which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the investment adviser's supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers, with 35 new branches opening since 2010.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and support of the senior management team that oversees asset management; (ii) rationalizing product lines through the mergers of six funds into other funds; (iii) continuing to migrate the Freedom Funds to dedicated lower cost underlying funds; (iv) obtaining shareholder approval to broaden the investment strategies for Fidelity Consumer Finance Portfolio, Fidelity Emerging Asia Fund, and Fidelity Environment and Alternative Energy Portfolio; (v) contractually agreeing to reduce the management fees and impose other expense limitations on Spartan 500 Index Fund and U.S. Bond Index Fund in connection with launching new institutional classes of these funds; (vi) changing the name, primary and supplemental benchmarks, and investment policies of Fidelity Global Strategies Fund to support the fund's flexible investment mandate and global orientation; and (vii) reducing the transfer agency account fee rates on certain accounts.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured over multiple periods against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by Fidelity and reviewed by the Board. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2010, the cumulative total returns of Institutional Class (Class I) and Class C of the fund, the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The returns of Institutional Class (Class I) and Class C show the performance of the highest and lowest performing classes, respectively (based on five-year performance). The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the class indicated.

Semiannual Report

Fidelity Advisor Short Fixed-Income Fund

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of Institutional Class (Class I) of the fund was in the second quartile for the one-year period and the third quartile for the three- and five-year periods. The Board also noted that the investment performance of the fund was lower than its benchmark for the three- and five-year periods, although the one-year total return of Institutional Class (Class I) compared favorably to its benchmark. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 28% means that 82% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Fidelity Advisor Short Fixed-Income Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2010.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Semiannual Report

Total Expense Ratio. In its review of each class's total expense ratio, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each of Class A, Class T, and Class B ranked below its competitive median for 2010 and the total expense ratio of each of Class C and Institutional Class ranked above its competitive median for 2010. The Board considered that various factors, including 12b-1 fees and relatively higher other expenses in the case of small fund size, can affect total expense ratios. The Board noted that the funds and classes in the Total Mapped Group that have a similar sales load structure to Class C have a range of 12b-1 fees, and, when compared to a subset of funds with the same 12b-1 fee, Class C ranked below the median for 2010. The Board also noted that Institutional Class has a significantly lower investment minimum than certain funds and classes in the Total Mapped Group that have a similar sales load or 12b-1 fee structure and that, when compared to funds with the same or lower investment minimum, Institutional Class ranked below the median for 2010. The Board noted that the fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expense ratios of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. In March 2010, the Board created an ad hoc joint committee with the board of other Fidelity funds (the Committee) to review and compare Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable, although in some cases above the median of the universe presented for comparison, in light of the services that the fund and its shareholders receive and the other factors considered, including the findings of the Committee.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board also noted that in 2009, it and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

Semiannual Report

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that any potential economies of scale are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the compensation paid to fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's fee structures and rationale for recommending different fees among different categories of funds and classes, as well as Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes; (vi) the reasons why certain expenses affect various funds and classes differently; (vii) Fidelity's transfer agent fees, expenses, and services and how the benefits of decreased costs and new efficiencies can be shared across all of the Fidelity funds; (viii) the reasons for and consequences of changes to certain product lines compared to competitors; (ix) the allocation of and historical trends in Fidelity's realization of fall-out benefits; and (x) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expense ratios for certain funds and classes or to achieve further economies of scale.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments Money
Management, Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

The Bank of New York Mellon
New York, NY

SFII-USAN-0412
1.784906.109

(Fidelity Investment logo)(registered trademark)

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Advisor Series II's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series II's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series II

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	April 20, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	April 20, 2012
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	April 20, 2012